Seller /  Unique ID GS     Borrower  Overall  Final   Credit Exception(s)                                                Credit Comment(s)                                                   Final       Compliance Exception(s)                                                                                                                                                                                   Compliance Comment(s)                                                                                                                    DBRS Final  Fitch Final Subject  Fees      Document   State Origination  Purpose at    Occupancy   Originator Original   Unpaid     Originator   Due
Servicer            Loan   Last Name Event    Credit                                                                                                                                         Compliance                                                                                                                                                                                                                                                                                                                                                     Compliance  Compliance  to High  Captured  Used for         Date         Origination   at                     Principal  Principal  Loan         Diligence
Loan                Number           Level    Event                                                                                                                                          Event                                                                                                                                                                                                                                                                                                                                                          Grade       Grade       Cost     for       Testing                                     Origination            Balance    Balance    Designation  Loan
Number                               Grade                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Lending  Testing                                                                                                         Designation

XXX       193420335 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2                                                                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Initial TIL not disclosed to the borrower within 3 days. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). -
                                                                                                                                                                                                         EV2
XXX       193422124 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NC    7/XX/2004    Purchase      Primary     XXX        $XXX
XXX       193422155 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    1/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
XXX       193420773 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
XXX       193421082 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 NC    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2
XXX       193420337 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 IN    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       193420282 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 TN    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       193421889 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Transaction Date. - EV2
XXX       193422138 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422029 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    OH    5/XX/2005    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420922 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    VA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421450 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
XXX       193420401 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MN    7/XX/2005    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420480 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                               B           B           Yes      Yes       Final HUD1 LA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2018/XX/09: Lender application date taken from internal LOS screenprint.
XXX       193421958 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                             C           C           Yes      Yes       Final HUD1 NC    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         information. - EV3
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2
XXX       193420633 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           Yes      Yes       HUD1, not  MS    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                                                              stamped
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421138 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    3/XX/2006    Refinance     Primary     XXX        $XXX
XXX       193420886 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2
XXX       193421094 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       193420528 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       193420823 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Texas Home Equity Loan Not Permitted prior to January 1, 1998): Texas Home Equity Loan Not Permitted prior to January 1, 1998. - EV3                                                                                                                                                                 D           D           No       No        Missing    TX    9/XX/1995    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1995 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1995 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421749 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the                                                                                                                                           D           D           Yes      No        Missing    TX    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        file.                                                                           Fair Market Value" of homestead property securing loan. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2018/XX/01: File does not contain either Preliminary or                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not
                                                                                                                         Final Title.                                                                    provided to borrower. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                         that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice
                                                                                                                                                                                                         Concerning Extensions of Credit. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                         AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed an an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                         month period due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Unable todetermine if loan transaction disbursed prior to three (3) business days from transaction date due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420547 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420828 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    TN    9/XX/2000    UTD           Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420089 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Missing Valuation:                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 FL    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2019/XX/07: Appraisal not provided                                     did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2
XXX       193421594 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 MI    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         did not start as an ARM. - EV2                                                                                                                                                                            COMMENT: 2019/XX/06: Under disclosure is due to the lender utilizing and index value of 1.88% per the Loan Commitment and approval ,
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              however the lowest index value available in the lookback period is 1.94%.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Prepayment penalty not permissible by state law.
                                                                                                                                                                                                         *** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2                                                                              COMMENT: 2019/XX/06: PPP expired.  Prepayment charge not allowed per state (MI) - max prepayment charge for MI  loan is 1% - note states
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to          2%, 2%, 2%. Lender is XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
XXX       193421409 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) Maryland Prepayment Penalty: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2                                                                              *** (OPEN) Maryland Prepayment Penalty: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law.                   B           B           Yes      Yes       Final HUD1 MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                COMMENT: 2019/XX/07: PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD 2 months interest - note states 2%, 2%, 2%. Lender is XXX.
XXX       193421404 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     did not start as an ARM. - EV2                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2019/XX/14: Under disclosure is due to the lender utilizing an index value of 1.88% per the approval. The lowest index value
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         available in the lookback period is 1.91% but results in a higher payment for the final payment stream than was disclosed on the Final
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to          TIL. Unable to determine the $XXX portion of the under disclosure which appears to be fee related due to missing itemization of amount
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2                                                                         financed.
XXX       193420803 XXX    XXX       3                *** (OPEN) Missing Document: FHA Case Number Assignment not        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CT    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    COMMENT: 2019/XX/12: High Cost testing complete - Premium and terms             *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      not provided - EV3                                                 documented in file                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                                   rate used for testing. - EV2
                                                                                                                         COMMENT: 2019/XX/14: Appraisal not provided                                     *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193420558 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 PA    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2
XXX       193420747 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 CT    2/XX/1997    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) Incomplete Document: TIL Final is incomplete - EV2                                                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    COMMENT: 2019/XX/18: High Cost testing complete - Premium and terms                                                                                                                                                                                                                       COMMENT: 2019/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                      not provided - EV3                                                 documented in file                                                                                                                                                                                                                                                                        fee related.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Incomplete Document: TIL Final is incomplete
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/18: TIL only reflects 144 payments out of 360.
XXX       193420940 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PA    1/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
XXX       193421727 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2000 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 NJ    3/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/1999. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2000, prior to three (3) business days from transaction date of 03/XX/2000. - EV2
XXX       193421340 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   COMMENT: 2019/XX/01: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval , however the lowest index
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         value available in the lookback period is 2.89%.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422063 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2019/XX/07: Under disclosure is due to the lender utilizing an index value of 2.890% per the Approval, however the lowest index
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 value available in the lookback period is 3.0600%.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
XXX       193422013 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2019/XX/07: Unable to determine under disclosure due to itemization of amount financed not itemizing the prepaid finance
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to          charges. Prepaid Finance Charges is $XXX and calculated finance charges is $XXX.  Under disclosure appears to be fee related.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422036 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420413 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) COMMENT: 2019/XX/07: Under disclosure is due to the lender utilizing an index value of 3.2400% per the approval, however the lowest
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                 index value available in the look back period is 3.460%
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
XXX       193421390 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance                                                                                                                                           B           B           No       No        HELOC      CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420099 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/10: Unable to determine under-disclosure due to missing TIL Itemization
XXX       193421560 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                                  B           B           No       Yes       HELOC      FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining
                                                      not provided - EV3                                                                                                                                 compliance with rescission timing requirements - EV2
XXX       193420958 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           No       Yes       HELOC      CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance                                                                                                                                                                                      Agreement
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  testing. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       193421037 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       HELOC      DC    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2019/XX/12: Appraisal not provided.                                    testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003. - EV2
XXX       193422105 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 WA    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193421169 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       HELOC      CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        file.                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2019/XX/04: File does not contain either Preliminary or                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                         Final Title                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421490 XXX    XXX       3        3       *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN) Missing Document: Appraisal not provided                 2           *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2                                                                  *** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.       B           B           Yes      Yes       Final HUD1 NY    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2019/XX/08: Appraisal is not required per DU and review,               *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2                                                                                         COMMENT: 2019/XX/08: Can your monthly payment amount owed rise question is blank.                                                                                                                                                                                            SHQM         SHQM
                                                      *** (OPEN) Hazard Insurance Policy expires within 90 days of the   however the loans is slated to a future securitization, and                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                      Note Date. - EV2                                                   therefore an appraisal is required.                                             *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                    COMMENT: 2019/XX/08: Prepayment penalty question is blank.                                                                                                                                                                                                                   Eligible)    Eligible)
                                                      *** (CLEARED) Missing Valuation:: Valuation Type: Appraisal /      *** (OPEN) Missing Document: Fraud Report not provided                          *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2                                                             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                      Valuation Report Date: <empty> - EV1                               COMMENT: 2019/XX/08: Please provide Fraud Report.                               *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the      calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (CLEARED) No evidence of fraud report in file: Credit Report:  *** (OPEN) Hazard Insurance Policy expires within 90 days of the                proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                COMMENT: 2019/XX/08: There is a finance charge variance of $XXX; the lender did not include a $XXX Settlement fee or a $XXX Service
                                                      Original // Borrower: XXX - EV1                                    Note Date.                                                                                                                                                                                                                                                                                Charge in the Itemization of Amount Financed.
                                                                                                                         COMMENT: 2019/XX/08: Hazard Insurance reflects an effective date                                                                                                                                                                                                                          *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of
                                                                                                                         thru 08/XX/2014, however the Note reflects a date of 06/XX/2014.                                                                                                                                                                                                                          sufficient cure provided.
                                                                                                                         *** (CLEARED) Missing Valuation:: Valuation Type: Appraisal /                                                                                                                                                                                                                             COMMENT: 2019/XX/08: Cure for (Transfer Tax Fee) of ($XXX) was not provided. Fee disclosed as ($XXX) on (Final GFE dated 05/XX/2014),
                                                                                                                         Valuation Report Date: <empty>                                                                                                                                                                                                                                                            but disclosed as ($XXX) on Final HUD1. Cure of ($XXX) was reflected, which is insufficient to cure.
                                                                                                                         COMMENT: 2019/XX/12: Subject Refi Plus loan was approved without an                                                                                                                                                                                                                       *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
                                                                                                                         appraisal, however, 2 valuations are required for securitization.                                                                                                                                                                                                                         COMMENT: 2019/XX/09: ($XXX) violation due to increase in (Title fees).  Cure for ($XXX) was provided.
                                                                                                                         *** (CLEARED) No evidence of fraud report in file: Credit Report:                                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                         Original // Borrower: XXX                                                                                                                                                                                                                                                                 Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form
                                                                                                                         COMMENT: 2019/XX/12: Please provide Fraud Report.                                                                                                                                                                                                                                         was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/09: Subject is a same Lender refinance with the H-8 form used.
XXX       193420262 XXX    XXX       3        3       *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN) Missing Document: Appraisal not provided                 2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OH    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2019/XX/13: Subject Refi Plus loan was approved without an             *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of                                                                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                         appraisal, however, 2 valuations are required for securitization.               Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420631 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420695 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 GA    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193420812 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 VT    2/XX/2001    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/08: TIL Itemization did not disclose the additional attorney fee of $XXX as prepaid finance charges.
XXX       193420897 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2                                                                                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 GA    9/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2001, prior to three (3) business days from transaction date of 09/XX/2001. - EV2
XXX       193421295 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193420805 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
XXX       193420815 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 WV    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/17: Unable to determine cause of under disclosure due to missing itemization of amount financed.
XXX       193420847 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OR    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
XXX       193421057 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    1/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420808 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
XXX       193421103 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421240 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 AL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193421628 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1998 used as disbursement date for compliance  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    11/XX/1998   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2019/XX/27: Under disclosure is due to the disclosed TIL not including the monthly MI payment in the payment stream.
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.46430% is underdisclosed from calculated APR of 7.39178% outside of 0.125% tolerance. - EV2
XXX       193420819 XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 05/XX/2012 - EV3
XXX       193420899 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                             B           B           Yes      Yes       Final HUD1 NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/25: 5% late charge exceeds 2% maximum per state (NY).
XXX       193421315 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MN    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2019/XX/25: TIL Itemization did not disclose the appraisal fee of $XXX as prepaid finance charges.
XXX       193420835 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 ID    1/XX/2008    Purchase      Primary     XXX        $XXX
XXX       193421635 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 AL    8/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193420778 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    11/XX/2006   Purchase      Primary     XXX        $XXX
XXX       193421197 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2
XXX       193422043 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
XXX       193420881 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422095 XXX    XXX       1                *** (OPEN) Final Title marked as missing - EV3                                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PA    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
XXX       193422219 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 LA    4/XX/2001    Refinance     Primary     XXX        $XXX
XXX       193421374 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
XXX       193420434 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/16: Under disclosure is due to the lender utilizing an index value of 3.460% per the approval, however the lowest index value available in the look back period is 3.56000%
XXX       193420231 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422089 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 AZ    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                        COMMENT: 2020/XX/16: Under disclosure is due to the lender utilizing an index value of 2.28% per the Approval, however the lowest index value available in the lookback period is 2.39%.
XXX       193421695 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420147 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance
                                                                                                                                                                                                         ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421402 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CO    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421586 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 KY    8/XX/1994    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193420932 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420319 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 OK    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421517 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
XXX       193421480 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193422094 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    10/XX/1997   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2020/XX/01: TIL itemization did not disclose an attorney fee of $XXX or a courier fee of $XXX as prepaid finance charge
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420383 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    9/XX/2000    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420607 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80%
                                                                                                                                                                                                         of the original balance. ($XXX].  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421139 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WI    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Wisconsin Prepayment Penalty: Wisconsin Prepayment Penalty: Maximum prepay  allowed per state is 60 days interest calculated on 80% of the original loan amount ($XXX).  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193420517 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193420369 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           Yes      Yes       HUD1, not  CO    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                         stamped
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420309 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2020/XX/17: Appraisal not provided.                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2020/XX/14: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
XXX       193421247 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    11/XX/1999   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421145 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 VA    7/XX/1999    Construction- Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2                                                                                                                                                                                                                                                                                                                                            Permanent
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420225 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Construction Loan Addendum / Allonge   3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    PA    11/XX/1998   Construction- Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    - EV3                                                                                                                                                                                                                                                                                                                                                                                                                       Permanent
                                                      *** (OPEN) Missing Document: Construction Loan Addendum / Allonge  COMMENT: 2020/XX/28: Construction Loan Addendum/Allonge not                     *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      not provided - EV3                                                 provided. File did contain Construction Loan Agreement (Doc 174)                *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              and a Construction Rider (Doc 179).                                             *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       193420870 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421187 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193421456 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421574 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV1
XXX       193421353 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 PA    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
XXX       193422135 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 WI    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                 not provided                                                                    *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                         COMMENT: 2020/XX/05: High Cost testing not complete - Premium and               Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                         terms were not documented in file                                               *** (OPEN) Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193422213 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                                  B           B           Yes      Yes       Final HUD1 GA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
XXX       193420349 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                 not provided                                                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                         COMMENT: 2020/XX/04: High Cost testing complete - Premium and terms             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to
                                                                                                                         documented in file                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421827 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.40000%
                                                                                                                                                                                                         contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193420385 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420175 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 CO    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       193421180 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IN    8/XX/2008    Purchase      Primary     XXX        $XXX
XXX       193420855 XXX    XXX       1                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 WI    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421486 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
XXX       193420251 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 OK    10/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421152 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 PA    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193421620 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421426 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 UT    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421025 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 CA    1/XX/2008    Refinance     Primary     XXX        $XXX
XXX       193421401 XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 AL    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3
XXX       193420491 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420025 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 VA    4/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420226 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    VA    1/XX/2007    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
XXX       193420164 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           No       Yes       Final HUD1 FL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193422023 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 GA    9/XX/2005    Purchase      Primary     XXX        $XXX
XXX       193420749 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421276 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    IL    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       193420844 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 02/XX/2004 - EV3                                                                                             *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193421599 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
XXX       193422005 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    12/XX/2003   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421044 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420133 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193422103 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         from transaction date of 07/XX/2003. - EV2
XXX       193421172 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NV    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to          COMMENT: 2020/XX/08: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421518 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2020/XX/03: TIL itemization did not disclose a service charge fee of $XXX and a title courier/messenger fee of $XXX as prepaid
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  finance charges; however, it did include an attorney courier fee of $XXX.
XXX       193421241 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    4/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420301 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           Yes      Yes       Final HUD1 AZ    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421467 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 AZ    11/XX/2002   Refinance     Primary     XXX        $XXX
XXX       193421703 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 OK    9/XX/2002    Purchase      Primary     XXX        $XXX
XXX       193421496 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 AZ    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422204 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 TN    8/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421964 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MO    4/XX/2002    Refinance     Primary     XXX        $XXX
XXX       193420182 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NC    11/XX/1999   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421209 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 AR    11/XX/1999   Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421678 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MN    6/XX/1999    Purchase      Primary     XXX        $XXX
XXX       193420043 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    FL    2/XX/1999    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422176 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1995 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    1/XX/1996    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421963 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420157 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TN    7/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 8.48300% is underdisclosed from calculated APR of 8.67855% outside of 0.125% tolerance. -   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       COMMENT: 2020/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193420636 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a                                                                                                                                             B           B           Yes      Yes       Final HUD1 MO    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193420373 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 SC    6/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR
                                                                                                                                                                                                         inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       193420916 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NC    5/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193420132 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 GA    10/XX/2012   Refinance     Primary     XXX        $XXX
XXX       193420705 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2                                                                     COMMENT: 2020/XX/20: The underdisclosure is due to the Itemization of Amount Financed shows a Premium Price Credit of -$XXX. This is not
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2                                                            shown on the Fee Analyzer.
XXX       193420644 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421816 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 GA    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420354 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    FL    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420384 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       193421143 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
XXX       193421084 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 VA    3/XX/2008    Refinance     Primary     XXX        $XXX
XXX       193421412 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420683 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 LA    2/XX/2004    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Permanent
XXX       193420061 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421696 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003. - EV2
XXX       193420991 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to                                                                                                                                          B           B           Yes      Yes       Final HUD1 MI    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
XXX       193420716 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance                                                                                                                                               B           B           No       Yes       Final HUD1 NC    8/XX/2003    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         testing performed based on the Occupancy Type of Investment) - EV2
XXX       193420553 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OH    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/10: TIL itemization did not disclose an admin fee of $XXX as prepaid finance charge.
XXX       193420763 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 VA    12/XX/2005   Refinance     Primary     XXX        $XXX
XXX       193420947 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420404 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MA    4/XX/2003    Refinance     Primary     XXX        $XXX
XXX       193420382 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/09: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193421492 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Days before settlement not provided. - EV2                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 SC    2/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2020/XX/16: TIL itemization did not disclose an origination fee of $XXX as prepaid finance charge.
XXX       193420880 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    AR    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421823 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420418 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 TX    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421422 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 FL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2020/XX/30: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     borrower by closing.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       dated by borrower so cannot confirm that borrower received.
XXX       193420938 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420539 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NC    7/XX/2002    Refinance     Primary     XXX        $XXX
XXX       193421668 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 GA    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         COMMENT: 2020/XX/08: Unable to determine under disclosure, due to missing itemization of amount financed.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
XXX       193421657 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    FL    12/XX/2001   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422125 XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 KY    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3
XXX       193421726 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193421175 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    FL    9/XX/2001    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 09/XX/2001 - EV3                                                                                             - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421394 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    9/XX/2001    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420582 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MN    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420506 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420965 XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                                                                                                                                                                                                                                     D           D           Yes      Yes       Final HUD1 AZ    1/XX/2001    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420083 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    6/XX/1999    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  Arrangement Disclosure to applicant within three (3) business days of application. - EV2 not provided - EV3
XXX       193421929 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.01614% is underdisclosed from calculated APR of 7.32615% outside of 0.125% tolerance. -   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TN    3/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2020/XX/07: TIL itemization only disclosed a lump sum of $XXX while the HUD disclosed $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421092 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    1/XX/1999    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2020/XX/07: Unable to determine the fee under disclosure due to missing Itemization of Amount Financed.
XXX       193420039 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 AR    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421556 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NV    10/XX/1997   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420843 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                B           B           Yes      Yes       Final HUD1 CA    10/XX/1996   Refinance     Primary     XXX        $XXX
XXX       193420946 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    FL    6/XX/1993    Purchase      Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1993 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1993 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421386 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193420814 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421497 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CA    10/XX/2002   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420229 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421857 XXX    XXX       1                *** (OPEN) Valuation Error: APN Number not provided.: Valuation                                                                        1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MO    9/XX/1993    Purchase      Primary     XXX        $XXX
                                                      Type: Appraisal / Valuation Report Date: 08/XX/1993 - EV2
XXX       193420482 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421832 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421510 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    12/XX/2001   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (CLEARED) Missing Document: Security Instrument - Subject Lien                                                                                 *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to
                                                      not provided - EV1                                                                                                                                 consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1
XXX       193422012 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 GA    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/16: Unable to determine the reason for the under disclosure.  No itemization of the amount financed located.
XXX       193420998 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    5/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420917 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421400 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                             D           D           Yes      Yes       Estimated  IL    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       HUD1
XXX       193421652 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193421795 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    NY    7/XX/1998    Purchase      UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1998 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421333 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CA    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421130 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OK    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193420532 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    ID    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421748 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 SC    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420882 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 FL    3/XX/2005    Refinance     Primary     XXX        $XXX
XXX       193421080 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193421730 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420894 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 GA    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421311 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    9/XX/2003    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420742 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 VA    12/XX/2004   Refinance     Primary     XXX        $XXX
XXX       193422038 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 16.05000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420110 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002. - EV2
XXX       193420238 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -                                                                                                                                           B           B           Yes      Yes       Final HUD1 MI    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
XXX       193420685 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MN    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421893 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    3/XX/2007    Purchase      Primary     XXX        $XXX
XXX       193420446 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 CT    11/XX/2008   Purchase      Primary     XXX        $XXX
XXX       193420536 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       193422065 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NC    6/XX/2004    Purchase      Primary     XXX        $XXX
XXX       193421316 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PA    8/XX/2005    Purchase      Primary     XXX        $XXX
XXX       193420523 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420839 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      Type: AVM / Valuation Report Date: 07/XX/2005 - EV3                                                                                                testing. - EV2
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421676 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
XXX       193421215 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 WI    2/XX/2013    Refinance     Primary     XXX        $XXX
XXX       193420592 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420686 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NJ    12/XX/1998   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421740 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MI    3/XX/2007    Purchase      Primary     XXX        $XXX
XXX       193420041 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 DC    4/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421286 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PA    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/17: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193420848 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       193420137 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 09/XX/2012 - EV3                                                                                             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2019/XX/20: Unable to determine reason for under disclosure due to missing Final TIL itemization.
XXX       193421885 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   NY    2/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Disaster area and has not been inspected. - EV3                    Disaster area and has not been inspected.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2020/XX/24: The Property is located in a FEMA Disaster                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Credit report shows credit payments as currently        area and has not been inspected. Disaster Name: XXX, Disaster                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Eligible)    Eligible)
                                                      delinquent. - EV2                                                  Declaration Date: XX/XX/XXXX, Disaster End Date: XX/XX/XXXX.
                                                                                                                         *** (OPEN) Missing Document: Fraud Report not provided
                                                                                                                         COMMENT: 2020/XX/24: A fraud report was not provided.
                                                                                                                         *** (OPEN) Credit report shows credit payments as currently delinquent.
                                                                                                                         COMMENT: 2020/XX/24: The Credit report shows credit payments as currently delinquent.
XXX       193421899 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    2/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2020/XX/14: The subject property is located in a FEMA                  *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                         Disaster area. Provide a post-disaster inspection verifying there                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Eligible)    Eligible)
                                                                                                                         was no damage to the subject. The inspection must include exterior photos of the subject.
XXX       193420409 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    6/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421088 XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   WA    11/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      is insufficient. - EV3                                             is insufficient.                                                                of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2                                                                                                    Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2019/XX/21: Per the appraisal in the loan file, the                    *** (WAIVED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on        provided to the borrower. (7580)                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                         estimated cost new of the subject property is $XXX. The hazard                  11/XX/2017 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/20/2017) - EV1                                                         COMMENT: 2019/XX/21: No cure provided                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                                                                                         insurance renewal policy at the time of closing indicated dwelling                                                                                                                                                                                                                        *** (WAIVED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure -
                                                                                                                         coverage of $XXX with 20% additional replacement cost coverage                                                                                                                                                                                                                            Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2017 disclosed an inaccurate value of the dollar amount by which
                                                                                                                         which leaves an insurance coverage shortfall of approximately $XXX                                                                                                                                                                                                                        the Total Closing Costs exceeded the legal limit. (Final/XX/20/2017)
                                                                                                                         for the subject property.                                                                                                                                                                                                                                                                 COMMENT: 2019/XX/12: No cure provided
                                                                                                                         *** (OPEN) Missing Document: Fraud Report not provided
                                                                                                                         COMMENT: 2019/XX/21: There is no evidence of a fraud report in the loan file and one was required for both borrowers.
XXX       193420980 XXX    XXX       3        3       *** (OPEN) Guideline Issue: Insufficient asset documentation.:     *** (OPEN) Guideline Issue: Insufficient asset documentation.:      2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   MD    2/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Financial Institution: XXX // Account Type: Savings / Account      Financial Institution: XXX // Account Type: Savings / Account                   three (3) business days prior to consummation. (Type:Primary/01/XX/2018) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         SHQM         SHQM
                                                      Number: XXX - EV3                                                  Number: XXX                                                                     *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds       (Type:Primary/01/XX/2018)                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                         COMMENT: 2020/XX/11: Two months bank statements required per AUS.               tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (8304) - EV2                                                                                                                  COMMENT: 2020/XX/11: Missing evidence of borrower's receipt of appraisal.                                                                                                                                                                                                    Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/11: Sufficient cure provided
XXX       193420766 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2017/XX/21: TIL Itemization did not disclose the wire fee of $XXX as prepaid finance charge.
XXX       193420537 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           Yes      Yes       HUD1, not  WI    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2                                                                                                                                                                                                                                                                                                               stamped
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421974 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 RI    3/XX/2005    Purchase      Primary     XXX        $XXX
XXX       193422149 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 OK    10/XX/2001   Purchase      Primary     XXX        $XXX
XXX       193420596 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MS    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421848 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 NC    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420139 XXX    XXX       2        1       *** (CLEARED) Pending Internal Customer Final Collateral Package                                                                       2           *** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan        *** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan      A           B           Yes      No                   CA    1/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      Review - EV1                                                                                                                                       Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                                                                                                                                                                         *** (CLEARED) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason. - EV1      QM.
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1       COMMENT: 2021/XX/11: Loan designation updated from SHQM to Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/11: The XXX leases appear to be paid through the borrower's business.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                   does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/11: The XXX leases appear to be paid through the borrower's business.
XXX       193420264 XXX    XXX       2        1       *** (CLEARED) Guideline Requirement: Investor qualifying total     *** (CLEARED) Guideline Requirement: Investor qualifying total debt 2           *** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan        *** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan      B           B           Yes      No                   CA    2/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      debt ratio discrepancy. - EV1                                      ratio discrepancy.                                                              Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                                                                                         COMMENT: 2021/XX/04: Rental income originally calculated did not                *** (CURED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 incorrectly     QM.
                                                                                                                         take vacancy rate into consideration and gave 100% of the lease                 disclosed whether Homeowners Insurance is included in escrow. (Final/02/XX/2021) - EV2                                                                                                                    COMMENT: 2021/XX/04: Loan designation updated to Non-QM.
                                                                                                                         amount when update DTI allowance is exceeded.                                   *** (CURED) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2021 incorrectly disclosed *** (CURED) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                         whether property taxes are included in escrow. (Final/02/XX/2021) - EV2                                                                                                                                   Payments: Final Closing Disclosure provided on 02/XX/2021 incorrectly disclosed whether Homeowners Insurance is included in escrow.
                                                                                                                                                                                                         *** (CLEARED) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason. - EV1      (Final/02/XX/2021)
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         COMMENT: 2021/XX/05: Page 1 of the Final CD dated 2/XX/21 reflected Estimated Taxes, Insurance and Assessments as $XXX monthly however
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     HOI monthly $XXX plus Taxes monthly $XXX = $XXX not $XXX. Post close CD provided reflecting no escrows.
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      *** (CURED) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments:
                                                                                                                                                                                                         *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders           Final Closing Disclosure provided on 02/XX/2021 incorrectly disclosed whether property taxes are included in escrow. (Final/02/XX/2021)
                                                                                                                                                                                                         Guidelines and 1026.43(c)(5) of 44.58478% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1                                 COMMENT: 2021/XX/05: Page 1 of the Final CD dated 2/XX/21 reflected Estimated Taxes, Insurance and Assessments as $XXX monthly however
                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    HOI monthly $XXX plus Taxes monthly $XXX = $XXX not $XXX. Post close CD provided reflecting not escrows.
                                                                                                                                                                                                         appropriate agency. - EV1                                                                                                                                                                                 *** (CLEARED) Appendix Q Liabilities - Invalid Exclusion Basis: Qualified Mortgage (Dodd-Frank 2014): One or more liabilities have been excluded from DTI calculation for a prohibited reason.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: Paid by business.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: Loan designation updated to Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                   does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: Triggered due to DTI exceeding guidelines
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: Missing documentation for S-Corp and the DTI Exceeds guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                   2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.58478% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: Rental income originally calculated did not take vacancy rate into consideration and gave 100% of the lease amount when update DTI allowance is exceeded.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/04: Rental income originally calculated did not take vacancy rate into consideration and gave 100% of the lease amount when update DTI allowance is exceeded.
XXX       193421105 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 MA    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2021/XX/18: Appraisal not provided                                     testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Massachusetts Prepayment Penalty: Massachusetts Prepayment Penalty: A prepayment penalty is not permissible on a partial prepayment.  Prepay language states prepay will not exceed maximum
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       193420885 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420495 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.45000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420566 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420469 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421000 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420046 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 IL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/05: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2021/XX/05: Unable to determine under disclosure, due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - fee related.
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated   borrower by closing.
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                              COMMENT: 2021/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                 but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       193420376 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
XXX       193421797 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CA    2/XX/2006    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420118 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 IL    11/XX/2006   Purchase      Primary     XXX        $XXX
XXX       193421398 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    12/XX/2002   Purchase      Primary     XXX        $XXX
XXX       193420750 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421059 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 VA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421600 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MD    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    - EV3
                                                      not provided - EV3                                                                                                                                 *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420962 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MI    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421110 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       193420358 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MI    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421862 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -                                                                                                                                             B           B           Yes      Yes       Final HUD1 MI    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                         Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
XXX       193420093 XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PA    11/XX/2005   Refinance     Investment  XXX        $XXX
                                                      not provided - EV3
XXX       193420220 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2
XXX       193420978 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2
XXX       193420887 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 IN    7/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2001. - EV2
XXX       193422007 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421127 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420535 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421975 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420423 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    11/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
XXX       193422133 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
XXX       193422132 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (CLEARED) Missing Document: Appraisal not provided: Valuation                                                                                  consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                      Type: Stated / Valuation Report Date: 03/XX/2007 - EV1                                                                                             *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                      *** (CLEARED) Missing Document: Credit Report not provided - EV1                                                                                   *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       193420951 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                                                                                                                                                                B           B           Yes      Yes       Final HUD1 FL    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2
XXX       193420648 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 AZ    3/XX/2013    Refinance     Investment  XXX        $XXX
XXX       193421799 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 NH    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 04/XX/2010 - EV3                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193422215 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420475 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    9/XX/2004    Refinance     Primary     XXX        $XXX
XXX       193422122 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           No       Yes       Final HUD1 FL    4/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
XXX       193422086 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2020/XX/13: TIL itemization did not disclose an escrow service fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                        *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.35000%    2%.
                                                                                                                                                                                                         contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                          COMMENT: 2020/XX/13: 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.35000% contracts for a prepay term of 36 months, which exceeds max allowable.
                                                                                                                                                                                                                                                                                                                                                                                                                   Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/13: PPP Expired. Prepayment charge not allowed per state (NY) - Penalty can be imposed after the first 12 months for a
                                                                                                                                                                                                                                                                                                                                                                                                                   loan with an interest rate greater than 6% -   - note payment effective for 36 months - Lender is XXX.
XXX       193421396 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NE    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420505 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    TN    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421183 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193422069 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2
XXX       193420757 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       193420548 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   FL    12/XX/2018   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
XXX       193420981 XXX    XXX       2        2       *** (WAIVED) Aged document: Credit Report  is more than 90 days    *** (CLEARED) Credit Exception:                                     1           *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between A           A           Yes      No                   CA    11/XX/2018   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      prior to the note date.: Credit Report: Original // Borrower: XXX  COMMENT: 2018/XX/10: 1) Provide the updated 1008 reflecting IRS tax             rate used for testing. - EV1                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                      - EV2                                                              lien added to CLTV. 2) Provide the tax verification for the                                                                                                                                                                                                                               COMMENT: 2018/XX/10: Rate lock agreement not provided
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          borrower's REO property
                                                      discrepancy. - EV2                                                 *** (CLEARED) Income Docs Missing:: Borrower: XXX
                                                      *** (CLEARED) Credit Exception: - EV1                              COMMENT: 2018/XX/20: 1) Provide the 3rd party verification of
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1            employment for all businesses dated within 30 days of closing 2)
                                                      *** (CLEARED) Missing Document: Subordination Agreement not        The P&L and Balance Sheet are not executed by the borrower
                                                      provided - EV1                                                     *** (CLEARED) Missing Document: Subordination Agreement not
                                                      *** (CLEARED) Title Policy is Preliminary or Commitment, and not a provided
                                                      Final Title Policy. - EV1                                          COMMENT: 2018/XX/10: Provide the subordination agreement for the
                                                                                                                         IRS lien not on title but not being paid off as required per guidelines
XXX       193420202 XXX    XXX       2        1       *** (CLEARED) Insufficient Coverage: Hazard insurance coverage     *** (CLEARED) Insufficient Coverage: Hazard insurance coverage      2           *** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan        *** (WAIVED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan      B           B           Yes      No                   CA    6/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      amount is insufficient. - EV1                                      amount is insufficient.                                                         Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (CLEARED) Missing Document: Approval not provided - EV1        COMMENT: 2021/XX/22: HOI coverage is insufficient by $XXX.                      *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX   QM.
                                                      *** (CLEARED) Missing Document: Credit Report not provided - EV1   Provide verification of policy with sufficient coverage OR provide              exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            COMMENT: 2021/XX/24: Designation updated to Non-QM.
                                                      *** (CLEARED) There is no dollar amount noted on the title policy. copy of insurer's replacement cost estimate supporting current                  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1       *** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      - EV1                                                              coverage amount.                                                                *** (CLEARED) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         *** (CLEARED) There is no dollar amount noted on the title policy.              third-party records. (XXX/25% Vacancy Method) - EV1                                                                                                                                                       borrower. (7200)
                                                                                                                         COMMENT: 2021/XX/26: The preliminary title report in file did not               *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                 COMMENT: 2021/XX/29: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                         disclose the amount of title insurance coverage.  Provide a copy of             *** (CLEARED) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents  Insufficient or no cure was provided to the borrower.
                                                                                                                         the final title policy or an addendum to the preliminary report                 used is greater than 75%. (XXX/25% Vacancy Method) - EV1                                                                                                                                                  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                         verifying title insurance of at least the loan amount.                          *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                         provided. (XXX/Schedule E) - EV1                                                                                                                                                                          COMMENT: 2021/XX/24: Correct designation is Safe Harbor QM APOR. This exception will be cleared with the submission of missing
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  documentation.
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                               *** (CLEARED) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX        verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1                                                                                                            COMMENT: 2021/XX/22: Due to missing signed and dated leases.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/08: Due to missing signed and dated leases.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/22: Missing lease.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/24: Missing lease.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/29: Appraisal Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not
                                                                                                                                                                                                                                                                                                                                                                                                                   contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
XXX       193421808 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 AZ    11/XX/2008   Refinance     Primary     XXX        $XXX
XXX       193421735 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Title: Evidence of title is missing                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    *** (OPEN) Note Error: Note grace period days less than minimum per state                                                                B           B           Yes      No        HELOC      MD    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Title: Evidence of title is missing - EV3               COMMENT: 2017/XX/13: File does not contain either Preliminary or                *** (OPEN) Federal HELOC Lender / Broker Fees Underdisclosed: Unable to test HELOC fees paid to lender / broker due to missing information. - EV2                                                         COMMENT: 2017/XX/13: Grace period not allowed per state (MD) - min grace period for MD is 15 days - note states 10 days                                                             Agreement
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and     Final Title                                                                     *** (OPEN) Federal HELOC Third Party Fees Underdisclosed: Unable to test HELOC fees paid to third parties due to missing information. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Unable to test HELOC Brochure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Unable to test terms disclosure timing due to missing information. - EV2
XXX       193420060 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 TX    9/XX/1997    Purchase      Primary     XXX        $XXX
XXX       193421453 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420701 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     COMMENT: 2018/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193421368 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CA    6/XX/1999    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420455 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193421647 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2007 which is 1 month(s) prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation.  A 7 month lookback was used to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193421829 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 CA    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
XXX       193421553 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 MI    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not
                                                                                                                                                                                                         provided to borrower at the time of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420450 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420515 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                             C           C           Yes      Yes       Final HUD1 NC    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              information. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421005 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   testing. - EV2
                                                      the standard Due on Sale clause. - EV2                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008. - EV2
XXX       193421646 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    OH    3/XX/2004    UTD           Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420097 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 IL    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420619 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 IN    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
XXX       193421567 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the                                                                                                                                           C           C           Yes      Yes       Final HUD1 TX    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2021/XX/03: Appraisal not provided                                     Fair Market Value" of homestead property securing loan. - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                         that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice
                                                                                                                                                                                                         Concerning Extensions of Credit. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.
                                                                                                                                                                                                         Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas
                                                                                                                                                                                                         Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value.  Test performed using stated value or other valuation method in file other than appraisal. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       193421869 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 OH    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower's ability to repay was
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                         Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
XXX       193421758 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 HI    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       193420063 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NJ    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/24: The Itemization of Amount Financed does not include the $XXX Courier Fees or the $XXX Attorney fees in the Prepaid
                                                                                                                                                                                                                                                                                                                                                                                                                   Finance Charges.
XXX       193421079 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    1/XX/2003    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       193421690 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 NC    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    COMMENT: 2016/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193420736 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193420368 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MO    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193421306 XXX    XXX       1                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         1           *** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to                                                                                                                                                A           A           No       Yes       Final HUD1 OH    1/XX/2004    Purchase      Investment  XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV1
                                                      *** (CLEARED) Missing Document: Missing Final 1003 - EV1
XXX       193421918 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                       B           B           No       Yes       Final HUD1 GA    10/XX/1999   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/XX/1999. - EV2
XXX       193421756 XXX    XXX       2                *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                        2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 FL    1/XX/2005    Purchase      Investment  XXX        $XXX
                                                      not provided - EV3
XXX       193420331 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    7/XX/2005    Purchase      Investment  XXX        $XXX
XXX       193421667 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 GA    3/XX/2006    Purchase      Investment  XXX        $XXX
XXX       193421323 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NC    8/XX/2007    Purchase      Investment  XXX        $XXX
XXX       193420440 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 NC    6/XX/2005    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
XXX       193420810 XXX    XXX       2                *** (OPEN) Final Title Policy is missing.  No evidence of title                                                                        2           *** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2007 - EV2                            *** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Appraisal /   B           B           No       Yes       Final HUD1 FL    1/XX/2007    Purchase      Investment  XXX        $XXX
                                                      was found in file. - EV1                                                                                                                                                                                                                                                                                                                                     Valuation Report Date: 01/XX/2007
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2018/XX/27: Property is undeveloped
XXX       193421224 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 MD    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2020/XX/19: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to          COMMENT: 2020/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject   borrower by closing.
                                                                                                                                                                                                         to the security interest. - EV2                                                                                                                                                                           COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2          dated by borrower so cannot confirm that borrower received.
XXX       193420859 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
XXX       193420572 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 TX    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2021/XX/28: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       193421343 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                             C           C           Yes      Yes       Final HUD1 NC    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         information. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001. - EV2
XXX       193420228 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       No        HELOC      CA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       193421576 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 RI    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421623 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       193421200 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     - EV3
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421512 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       HELOC      FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       Agreement
XXX       193421852 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 IL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): Maximum prepay  allowed on a loan with an interest rate less than 8% is 6 months interest calculated on 80%
                                                                                                                                                                                                         of the original balance. ($XXX].  Loan contracts for maximum calculated prepay of $XXX, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
XXX       193420649 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 OK    9/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Oklahoma Prepayment Penalty: Oklahoma Prepayment Penalty: A prepayment penalty is not permitted on a consumer loan under the Consumer Credit Code. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193421741 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    3/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193422156 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    7/XX/2005    Purchase      Investment  XXX        $XXX
XXX       193421249 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NC    4/XX/2006    Purchase      Investment  XXX        $XXX
XXX       193422142 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 CA    9/XX/2005    Purchase      Investment  XXX        $XXX
XXX       193422076 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NV    2/XX/2005    Purchase      Investment  XXX        $XXX
XXX       193420850 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2                                                                                                                                                    B           B           No       Yes       Final HUD1 ID    8/XX/2007    Purchase      Investment  XXX        $XXX
XXX       193420056 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 CA    8/XX/2007    Purchase      Investment  XXX        $XXX
XXX       193420069 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       Yes       Final HUD1 NC    8/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421067 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NC    9/XX/2007    Purchase      Investment  XXX        $XXX
XXX       193420313 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 VA    8/XX/2005    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
XXX       193420459 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           No       Yes       HUD1, not  SC    6/XX/2005    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       stamped
XXX       193420188 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    9/XX/2004    Purchase      Investment  XXX        $XXX
XXX       193420265 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NC    4/XX/2004    Purchase      Investment  XXX        $XXX
XXX       193420971 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420317 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    9/XX/2007    Refinance     Investment  XXX        $XXX
                                                      file. - EV3
XXX       193421440 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.                                                                          B           B           No       Yes       Final HUD1 PA    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2021/XX/06: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to          but is not dated by borrower so cannot confirm when borrower received the TIL.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421407 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 OH    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421529 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420024 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 IL    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                      Documents) - EV3                                                   COMMENT: 2021/XX/25: High Cost testing complete - Premium and terms             *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not
                                                      provided - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193420489 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422027 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
XXX       193421312 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    TX    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422197 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum                                                                                                                                                B           B           Yes      Yes       Final HUD1 CA    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420162 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                             D           D           Yes      Yes       Estimated  WA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                         HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420128 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420408 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary                                                                                                                                                 B           B           No       Yes       Final HUD1 TX    8/XX/2006    Purchase      Second Home XXX        $XXX
                                                      not provided - EV3                                                 not provided                                                                    residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2
                                                                                                                         COMMENT: 2021/XX/27: High Cost testing not complete - Premium and terms were not documented in file
XXX       193420406 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420767 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
XXX       193421733 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2021/XX/31: Appraisal not provided.                                    consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.75000%
                                                                                                                                                                                                         contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420312 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              EV2
XXX       193421416 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 TX    1/XX/2006    Purchase      Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421633 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IA    10/XX/1997   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2021/XX/31: Under disclosure appears to be fee related.  Unable to verify the reason for the under disclosure due to missing
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         Itemization.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421882 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 GA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/31: TIL itemization did not disclose a Doc Handling/Escrow Service fee as prepaid finance charges.
XXX       193420559 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AZ    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2
XXX       193420386 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420479 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 WI    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420650 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420733 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421856 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 KY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193421825 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193421495 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IN    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193421656 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193420059 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Disparity in Occupancy - High Cost as Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.                                                                                                                                                     C           C           No       Yes       Final HUD1 FL    11/XX/2001   Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                         (Compliance testing performed based on the Occupancy Type of Second Home). If tested as primary residence, loan exceeds one or more high cost thresholds. - EV3
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421205 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 PA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              did not start as an ARM. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420688 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193422209 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              for an interest rate of 13.50000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                              COMMENT: 2021/XX/09: A lender credit in the amount of $XXX was indicated on page 1 of the HUD and was not itemized.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193422070 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420345 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 NC    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
XXX       193420203 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    10/XX/2003   UTD           UTD         XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422181 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           A           A           Yes      Yes       Final HUD1 GA    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
XXX       193422178 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 CA    6/XX/2001    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420437 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193421376 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421465 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420800 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    1/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2021/XX/29: TIL itemization did not disclose a Payoff Service fee of $XXX and a Settlement/Closing Fee for $XXX as prepaid finance charges.
XXX       193421176 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421502 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420672 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 month(s) prior to                                                                                                                                                  B           B           No       Yes       Final HUD1 OH    1/XX/2003    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation.  A 7 month lookback was used to determine this application date. - EV2
XXX       193420635 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2001 which is 1 months prior to                                                                                                                                                    B           B           Yes      Yes       Final HUD1 GA    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2001. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420714 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2
                                                                                                                                                                                                         *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420129 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           Yes      Yes       HUD1, not  NY    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       stamped
XXX       193420639 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OH    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2
XXX       193420146 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 KY    7/XX/2003    Refinance     Primary     XXX        $XXX
XXX       193421206 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420600 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MD    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421630 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state.                                             B           B           Yes      Yes       Final HUD1 IL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 07/XX/2007 - EV3                                                                                             *** (OPEN) Illinois Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                        COMMENT: 2018/XX/30: 6% late charge exceeds 5 % maximum per state of Illinois
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420210 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AZ    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421949 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 GA    8/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421131 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    3/XX/2007    Purchase      Primary     XXX        $XXX
XXX       193420023 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance                                                                                                                                               B           B           No       Yes       Final HUD1 FL    2/XX/2007    Purchase      Second Home XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                testing performed based on the Occupancy Type of Second Home) - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193420591 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421809 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 AZ    6/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421157 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten     B           B           Yes      Yes       Final HUD1 LA    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  all other settlement charges. - EV2                                                                                                                                                                       (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/15: Initial GFE issued on 11/XX/14 reflects estimate for all other settlement charges available through 12/XX/14, which                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                   is not 10 business days.  Should reflects 12/XX/14.                                                                                                                                                                                                                          Eligible)    Eligible)
XXX       193420969 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    TX    5/XX/2000    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                       *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421014 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    TX    3/XX/1998    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420307 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    11/XX/1999   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2017/XX/10: Under-disclosure appears to be due to ARM index. Lowest index within look back period is 4.8825%, approval states
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                       index is 4.773%
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/1999. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420915 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender                                                                                                                                          B           B           Yes      Yes       Final HUD1 MA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420488 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 MA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420029 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 RI    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193420237 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420288 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 KY    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  COMMENT: 2021/XX/15: High Cost testing complete - Premium and terms             consummation. A lookback was performed to determine this application date. - EV2
                                                      not provided - EV3                                                 documented in file
XXX       193420199 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 NC    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422100 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                             D           D           Yes      Yes       Estimated  CA    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                                                                     HUD1
XXX       193420103 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    7/XX/2007    Refinance     UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422166 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 SC    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
XXX       193421348 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2021/XX/15: Appraisal not provided                                     - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422047 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421054 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 WI    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193421339 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    7/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2010, prior to three (3) business days from transaction date of 07/XX/2010. - EV2
XXX       193420456 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PA    9/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2021/XX/18: Appraisal not provided                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                             COMMENT: 2021/XX/15: Itemization of prepaid finance charges did not include the $XXX wire or $XXX Closing Protection letter.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420717 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421645 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance  *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       Yes       Final HUD1 NY    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing. - EV2                                                                                                                                                                                            COMMENT: 2025/XX/06: No origination documentation provided.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421907 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 OH    8/XX/2003    Purchase      Investment  XXX        $XXX
XXX       193421851 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    MD    5/XX/1999    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420761 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NC    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193420658 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 WY    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                 not provided                                                                    *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                         COMMENT: 2021/XX/04: High Cost testing not complete - Premium and               EV2
                                                                                                                         terms were not documented in file                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193421424 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 SC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2021/XX/04: The TIL Itemization does not disclose the $XXX Wire fee in the Prepaid Finance Charges.
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
XXX       193420609 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NC    10/XX/2008   Refinance     Investment  XXX        $XXX
XXX       193421619 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 AL    12/XX/1994   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2021/XX/07: High Cost testing complete - Premium and terms             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1994 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  documented in file                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421352 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 AR    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193421990 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   PA    8/XX/2019    Refinance     Investment  XXX        $XXX                  N/A          N/A
XXX       193420852 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Missing Document: Fraud Report not provided              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      No                   IL    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                         COMMENT: 2021/XX/27: Document not provided.                                     rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2021/XX/28: Rate lock not provided.                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: Transfer tax was not disclosed on LE.  Transfer tax was disclosed on CD and paid by seller.  No valid COC or cure provided.
XXX       193421210 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      Yes       Final HUD1 MD    5/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/04/XX/2014) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                           (Type:Primary/04/XX/2014)                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2     COMMENT: 2021/XX/02: The loan file does not contain evidence the Borrowers received a copy of the appraisal three days prior to closing.                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                         2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2                             (Type:Primary/04/XX/2014)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: The loan file does not contain a signed Borrower acknowledgement stating they received a copy of appraisal three days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: The Maryland form SB270 Ability to Repay was not located within the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations:
                                                                                                                                                                                                                                                                                                                                                                                                                   Net Tangible Benefit Worksheet not provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: The Tangible Net Benefit disclosure was not located within the loan file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: The Loan amount changed; however, the loan file does not contain evidence of the GFE reflecting the new loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: The Loan amount changed; however, the loan file does not contain evidence of the GFE reflecting the new loan amount.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: The Loan amount changed; however, the loan file does not contain evidence of the GFE reflecting the new loan amount.
XXX       193420543 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193422143 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 DC    4/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193420276 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 FL    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2009. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420289 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       193421280 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.                            B           B           Yes      Yes       Final HUD1 NC    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance  COMMENT: 2019/XX/14: 5% late charge exceeds the 4% maximum per state of NC.
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
XXX       193420760 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 SC    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193420477 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the         B           B           No       Yes       Final HUD1 FL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2019/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       193421115 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.  *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Unable to determine if grace period meets state minimum due to      D           D           No       No        Missing    PA    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                     missing information.
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     COMMENT: 2019/XX/18: Unidentified grace period may me less than the 15 day minimum per state (PA).
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Unable to determine if grace period meets state minimum due to missing information. - EV2
XXX       193420473 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NV    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2019/XX/18: Review of the Itemization of Amount Financed the total prepaid finance charge was $XXX which only included a credit
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to          for the processing fee of $XXX and underwriting fee of $XXX and a charge for prepaid interest of $XXX.  No other charges were included
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          in the itemization of amount financed for prepaid charges.
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.73300% is underdisclosed from calculated APR of 8.00566% outside of 0.125% tolerance. - EV2
XXX       193420308 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 OR    3/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193420602 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    10/XX/1998   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/17: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.
XXX       193421379 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NJ    12/XX/2013   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.83800% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% +
                                                                                                                                                                                                         XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420468 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    12/XX/2005   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420968 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 AZ    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193420078 XXX    XXX       1        1       *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1            *** (CLEARED) Income Docs Missing:: Borrower: XXX                   1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   VA    11/XX/2019   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      *** (CLEARED) Missing Document: Compliance Report (Mavent,         COMMENT: 2019/XX/19: XXX The final 1003 reflects XXX..  Would need
                                                      ComplianceEase, etc.) not provided - EV1                           and updated 1003
                                                      *** (CLEARED) Missing Document: Credit Report Comparison not
                                                      provided - EV1                                                     ****** Undisclosed Debt list on monthly bank statements.  Each
                                                      *** (CLEARED) Missing Document: Deeds / Warranty / Grant / Quit-   month there is payments to INTERNET PAYMENT RENT*The XXX  Payments
                                                      Claim not provided - EV1                                           fluctuate slightly. However, for most months the payment is $XXX
                                                      *** (CLEARED) Public Record Issue:: Credit Report: Original //     Added to undisclosed liabilities and exception for missing
                                                      Public Record Type: Judgments / Balance: 5000.00 - EV1             documentation/Explanation.. ** DTI/Approval subject to change.
                                                      *** (CLEARED) Title Error: Title vesting does not concur with deed ***MISSING
                                                      - EV1                                                              1) Third Party VOE within 10 days of closing.
                                                                                                                         2) Updated 1003
                                                                                                                         3) Letter of explanation and supporting documentation regarding
                                                                                                                         Undisclosed RENT payments shown on bank statements.
                                                                                                                         *** (CLEARED) Missing Document: Credit Report Comparison not
                                                                                                                         provided
                                                                                                                         COMMENT: 2019/XX/18: Updated Credit report dated 10/XX/2019 is outside the 10 days of closing required for Gap/Comparison credit report. ** MISSING** Gap/Comparison report within 10 days of closing.
                                                                                                                         *** (CLEARED) Missing Document: Deeds / Warranty / Grant / Quit-
                                                                                                                         Claim not provided
                                                                                                                         COMMENT: 2019/XX/25: Deeds / Warranty / Grant / Quit-Claim not
                                                                                                                         provided.
                                                                                                                         *** (CLEARED) Public Record Issue:: Credit Report: Original //
                                                                                                                         Public Record Type: Judgments / Balance: 5000.00
                                                                                                                         COMMENT: 2019/XX/18: Per title there was a judgement that was dismissed #95, #234 & #235.  There was also a mechanics lien for
                                                                                                                         $XXX that was removed from title, but there is not supporting documentation to ensure it was paid/release/etc.
                                                                                                                         *** (CLEARED) Title Error: Title vesting does not concur with deed
                                                                                                                         COMMENT: 2019/XX/25: TITLE:   Commitment reflects vesting in XXX
                                                                                                                         and XXX, As Tenants by the Entirety with Common Law Right of
                                                                                                                         Survivorship.  No deed in file, however security instrument reflects XXX and XXX as Husband and Wife as Joint Tenants with
                                                                                                                         Right of Survivorship.  The Mechanics lien to XXX and judgement from XXX have been paid and dismissed.
XXX       193421849 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 MO    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 02/XX/2012 - EV3                                                                                             all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193420576 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    11/XX/2011   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193421658 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 UT    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420679 XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 PA    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3
XXX       193420933 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 GA    7/XX/2008    Refinance     Primary     XXX        $XXX
XXX       193421844 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CT    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421036 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 LA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
XXX       193421520 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           No       Yes       HUD1, not  AR    1/XX/1995    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1994 which is 1 months prior to                                                                                                                                                                                              stamped
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421698 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IN    12/XX/2001   Refinance     Primary     XXX        $XXX
XXX       193420094 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 NC    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421487 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 OR    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date. - EV2
XXX       193420720 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  consummation. A lookback was performed to determine this application date. - EV2 not provided - EV3
XXX       193421430 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421538 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420419 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 MD    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420123 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421909 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           No       Yes       HUD1, not  FL    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to                                                                                                                                                                                              stamped
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421003 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       193420306 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to                                                                                                                                          B           B           Yes      Yes       Final HUD1 MI    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421477 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 IL    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420873 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421252 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421684 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    12/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421272 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    1/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193420942 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420526 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.67850% is underdisclosed from calculated APR of 7.93967% outside of 0.125% tolerance. -   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/28: Lenders Final TIL represents 2 monthly payments of MI. Whereas audited finance charge reflects 84 monthly payments
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to          of MI and a fall-off after approximately 78% LTV.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420833 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 TN    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421148 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 AL    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421040 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to          COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
XXX       193421616 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421551 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    VT    11/XX/2010   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420364 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NH    9/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193421420 XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3
XXX       193420048 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                                                                                                                                                           B           B           Yes      Yes       Final HUD1 GA    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
XXX       193420177 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    4/XX/2009    Refinance     Primary     XXX        $XXX
XXX       193421072 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193420889 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 OH    9/XX/1993    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed
XXX       193420125 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421268 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 LA    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2                                                                         COMMENT: 2019/XX/12: Unable to determine cause of under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193421810 XXX    XXX       3                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    FL    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
XXX       193422214 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421266 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    7/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       COMMENT: 2020/XX/07: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193421034 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 PA    11/XX/2010   Refinance     Primary     XXX        $XXX
XXX       193420378 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420062 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 OK    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421097 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421915 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MA    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/08: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193421161 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420168 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to          COMMENT: 2020/XX/08: TIL itemization did not include a Title wire fee of $XXX or Courier fee of $XXX in the prepaid amount financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193422112 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 GA    5/XX/2009    Refinance     Primary     XXX        $XXX
XXX       193421408 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                   *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421365 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 OH    8/XX/2005    Construction- Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Permanent
XXX       193420908 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                               B           B           Yes      No                   NY    4/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                                                                                                                                                                                                                                                                                             SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421801 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant                                                                                                                                           B           B           Yes      Yes       Final HUD1 AZ    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/05/XX/2014) - EV2                                                                                                                                                                                                                                                                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421066 XXX    XXX       3        3       *** (OPEN) Hazard Insurance policy does not list Lender or                                                                             2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on      B           B           Yes      Yes       Final HUD1 NY    6/XX/2014    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Servicer and its successors and assigns, per guideline                                                                                             all other settlement charges. - EV2                                                                                                                                                                       loan.                                                                                                                                                                                                                                                                        SHQM         SHQM
                                                      requirements. - EV3                                                                                                                                *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           COMMENT: 2021/XX/13: Missing final GFE                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                 *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.                                                                                                                                                          Eligible)    Eligible)
                                                      *** (OPEN) Missing Document: Note - Subordinate Lien not provided                                                                                  *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2                             COMMENT: 2021/XX/13: Missing final GFE
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/13: Missing final GFE
XXX       193421048 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2 does not contain the following clauses: - EV2
XXX       193420172 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/18: Under disclosure is due to the lender utilizing an index value of 2.78% per the approval, however the lowest index
                                                                                                                                                                                                         *** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV2                        value available in the lookback period is 2.89%.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to          *** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          originated as a high cost loan found in file.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated   COMMENT: 2022/XX/28: Loan file includes a TIL Disclosure signed by the borrower 2 days prior to closing which references that it is "For
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                              Section 32 Mortgages".
XXX       193421314 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    1/XX/2007    Refinance     Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421967 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422210 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to                                                                                                                                                                                              stamped
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420601 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              did not start as an ARM. - EV2                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2022/XX/22: Unable to determine fee portion of under disclosure due to missing itemization of amount financed. Payment stream
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         portion is due to Final TIL reflecting 239 payments of $XXX and the actual calculated stream reflecting 239 payments of $XXX.
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420661 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/22: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                                                                                               value available in the lookback period is 3.66%.
                                                      does not contain the following clauses: - EV2
XXX       193420989 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420032 XXX    XXX       1                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 CA    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2
XXX       193422035 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193422083 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 CA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421662 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193420405 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420127 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 CA    1/XX/2008    Refinance     Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421307 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193421841 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     consummation. A lookback was performed to determine this application date. - EV2 does not contain the following clauses: - EV2
XXX       193421891 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary                                                                                                                                                 B           B           No       Yes       Final HUD1 FL    11/XX/2007   Purchase      Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2
                                                      *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465                                                                                  *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                      used for incorrect Subject property type.: Valuation Type:                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                      Appraisal / Valuation Report Date: 10/XX/2007 - EV2                                                                                                EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193421926 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
XXX       193420255 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004. - EV2
XXX       193421052 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/23: Unable to determine under disclosure due to Itemization of amount financed only reflects lump sump for finance
                                                                                                                                                                                                         *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2                                 charges.
                                                                                                                                                                                                         *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420724 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      the standard Due on Sale clause. - EV2                                                                                                             *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2002, prior to three (3) business days from transaction date of 08/XX/2002. - EV2
XXX       193421580 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
XXX       193421850 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2
XXX       193420770 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2
XXX       193420022 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TX    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/23: Under disclosure is due to the lender utilizing an index value of 2.19% per the approval, however the lowest index
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to          value available in the lookback period is 2.28%.
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
XXX       193420798 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 WA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420755 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
XXX       193420666 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Unable to determine if the Max First Five Years Date on the Final TIL matches the Max   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 CA    1/XX/2014    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         Five Year Date on the loan due to missing information. - EV2                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing            COMMENT: 2022/XX/18: o Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to
                                                                                                                                                                                                         information. - EV2                                                                                                                                                                                        be fee related.
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193420956 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    CA    3/XX/2012    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2012 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420070 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final       B           B           Yes      No                   CA    5/XX/2016    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV3                                                                COMMENT: 2022/XX/23: All conditions were not met, due to missing                *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  Closing Disclosure provided on 05/XX/2016 disclosed a First Change minimum, maximum, and payment period that does not match the actual
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          guidelines and approval.                                                        three (3) business days prior to consummation. (Type:Primary/04/XX/2016) - EV2                                                                                                                            terms for the loan. (Final/05/XX/2016)
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR      COMMENT: 2022/XX/18: Adjustable Payment (AP) Table (Final CD pg.4) - One of the following has occurred: A) AP table subsequent min/max
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  COMMENT: 2024/XX/25: All condtions were not met, due to missing AUS             payment calculation methods under 1026.43(c)(5). - EV2                                                                                                                                                    payment amounts are blank, or amounts entered were input incorrectly per loan terms. B) Subsequent changes were entered; yet there are
                                                      - EV1                                                                                                                                              *** (OPEN) TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2016 disclosed a First Change     no subsequent changes per actual loan terms. Leave AP Table blank if Final CD states there are "no subsequent changes."
                                                                                                                                                                                                         minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/05/XX/2016) - EV2                                                                                          *** (OPEN) TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table:
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan
                                                                                                                                                                                                         the Subsequent Changes period according to the disclosed Loan Product. (Final/05/XX/2016) - EV2                                                                                                           Product. (Final/05/XX/2016)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2016 incorrectly         COMMENT: 2022/XX/18: Adjustable Payment (AP) Table (pg 4) - Data in the AP Table (pg 4) is not consistent with the Product/Loan Feature
                                                                                                                                                                                                         disclosed whether the loan contains Interest Only Payments. (Final/05/XX/2016) - EV2                                                                                                                      (Loan Details - pg 1): 1) Product is not ""Step Rate"" and Loan Feature is blank, however AP Table First Change/Amount at (xxx) payment
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2016 disclosed a Maximum       was reflected; 2) Product is ""Step Rate"" or Loan Feature is reflected as Neg Am, Interest Only, Step Payment, Seasonal Payment;
                                                                                                                                                                                                         Payment amount and period that does not match the actual terms for the loan. (Final/05/XX/2016) - EV2                                                                                                     however AP Table/First Change/Amount at (xxx) payment is blank.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 05/XX/2016 disclosed a Subsequent *** (OPEN) TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table:
                                                                                                                                                                                                         Changes period that does not match the actual terms for the loan. (Final/05/XX/2016) - EV2                                                                                                                Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed whether the loan contains Interest Only Payments.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2016 did not disclose a Product Feature (Final/05/XX/2016)
                                                                                                                                                                                                         for a loan that contains a product feature. (Final/05/XX/2016) - EV2                                                                                                                                      COMMENT: 2022/XX/18: Adjustable Payment (AP) Table (pg 4) - one of these has occurred: a) Interest Only Payments? was entered Yes, yet
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX  Loan Terms/Product Feature (pg 1) does not reflect Interest Only; b) Interest Only Payments? was entered No or is blank, yet Loan
                                                                                                                                                                                                         on Final Closing Disclosure provided on 05/XX/2016 not accurate. (Final/05/XX/2016) - EV2                                                                                                                 Terms/Product Feature (pg 1) reflects Interest Only.
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final
                                                                                                                                                                                                         (Initial/05/XX/2016) - EV2                                                                                                                                                                                Closing Disclosure provided on 05/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         loan. (Final/05/XX/2016)
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      COMMENT: 2022/XX/18: Adjustable Payment (AP) Table (pg 4) - one of these has occurred: a) Maximum Payment amount or "at (xxx) payment"
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               is entered, yet this data would not be appropriate based on the actual terms of loan; b) Maximum Payment amount or "at (xxx) payment" is characteristics are DTI: 26.57369%, LTV/CLTV: 9.83607%/9.83607%, Credit Score: 785, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1                                                        blank or does not support the max payment data per the actual terms of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 05/XX/2016 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Adjustable Payment (AP) Table (pg 4) - one of these has occurred: a) Subsequent Changes is entered, yet there would be no subsequent changes per the actual terms of loan; b) Subsequent Changes is blank or does not support the subsequent changes per the actual terms of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided on 05/XX/2016 did not disclose a Product Feature for a loan that contains a product feature. (Final/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Page 1 on the Final CD "Loan Feature" is blank and Note reflects a product feature (Interest Only, Balloon, Neg Am, or Two-Step).
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Closing Disclosure not provided to Borrower(s) at least three (3) business days
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.57369%, LTV/CLTV: 9.83607%/9.83607%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: 785, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Unable to determine ability to repay due to missing guidelines.
XXX       193420352 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2   D           D           Yes      No        Missing    TX    12/XX/2014   Purchase      Primary     XXX        $XXX                  UTD          ATR Fail
                                                      EV3                                                                COMMENT: 2025/XX/08: Incomplete file                                            (XXX XXX/Wages) - EV3                                                                                                                                                                                     employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                   *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) -  COMMENT: 2025/XX/06: No income documents provided for co-borrower.
                                                      Disaster area and has not been inspected. - EV3                    COMMENT: 2025/XX/06: Documents are missing in the file                          EV3                                                                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX -    *** (OPEN) Missing Document: Purchase Agreement / Sales Contract                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      EV3                                                                not provided                                                                    *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is     COMMENT: 2025/XX/06: No income documents provided for co-borrower.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2025/XX/06: Purchase Agreement / Sales Contract is missing             unreliable. - EV3                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      - EV3                                                              in the file                                                                     *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                     more guideline components, the loan is at ATR risk.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN) REO Documents are missing.: Address: XXX, TX                         *** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis     COMMENT: 2025/XX/06: All income documents were not provided for co-borrower.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/08: Missing Insurance Verification and Tax                     period. (XXX XXX/S-Corp) - EV3                                                                                                                                                                            *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   Verification                                                                    *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is    Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                      not provided - EV3                                                 *** (OPEN) The verification of employment is required and was not               ATR Fail. - EV3                                                                                                                                                                                           COMMENT: 2025/XX/06: Rate lock document is not available
                                                      *** (OPEN) Purchase contract date not provided. - EV3              found in file.: Borrower: XXX // Employment Type: Employment /                  *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3      Income Type: Wages / Start Date: 12/XX/2011                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   Notary Date of 12/XX/2014 used as disbursement date for compliance testing.
                                                      *** (OPEN) The verification of employment is required and was not  COMMENT: 2025/XX/06: The verification of employment is required and             rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2025/XX/06: HUD1 was not provided
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     was not found in file.                                                          *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine
                                                      Income Type: Wages / Start Date: 12/XX/2011 - EV3                                                                                                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2014 used as disbursement date for compliance  COMMENT: 2025/XX/06: Initial 1003 is missing.
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                            *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     Employment Dates to verify two years current employment. (XXX/XX/15803307)
                                                                                                                                                                                                         consumer. - EV2                                                                                                                                                                                           COMMENT: 2025/XX/06: Missing tax returns for the borrower's self employment, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR      *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                                                                                                         payment calculation methods under 1026.43(c)(5). - EV2                                                                                                                                                    Booklet.
                                                                                                                                                                                                         *** (OPEN) Lookback Testing Not Performed: Missing Initial Loan Application.  A six (6) month lookback was not performed.  An Application Date of 11/XX/2014 was used which is one (1) month prior to     COMMENT: 2025/XX/06: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                         Consummation Date. - EV2                                                                                                                                                                                  *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2025/XX/08: The file is missing one or more of the core documents required for a review.   Please provide a copy of the Note,
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application    Security Instrument, and a final 1003.
                                                                                                                                                                                                         date of 11/XX/2014 which is one month prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                             *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not
                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                         of initial loan application date. - EV2                                                                                                                                                                   COMMENT: 2025/XX/08: Documents are not available in the file
                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.
                                                                                                                                                                                                         (XXX/XX/15803307) - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1
XXX       193421013 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing Material: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       D           D           No       Yes       GFE        CA    6/XX/2015    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      EV3                                                                COMMENT: 2022/XX/22: LTV and reserve requirements not met;  2014                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2015 used as disbursement date for compliance testing. - EV2         2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          tax returns are not signed and dated by borrower per approval                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  (Type:Primary/05/XX/2015)
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  requirement.                                                                    three (3) business days prior to consummation. (Type:Primary/05/XX/2015) - EV2                                                                                                                            COMMENT: 2022/XX/22: Provide evidence borrower was provided with copy of appraisal at least 3 business days prior to closing.
                                                      *** (OPEN) Guideline Requirement: Available for Reserves           *** (OPEN) FEMA Disaster Issue: The most recent valuation
                                                      discrepancy. - EV3                                                 inspection is dated prior to the most recent FEMA disaster.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2022/XX/22: The property is located in CA.  Provide a
                                                      discrepancy. - EV3                                                 post-disaster inspection verifying there was no damage from XXX in
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 XXX.  The inspection must include exterior photos and the property
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien    must be re-inspected on or after XX/XX/XXXX.
                                                      not provided - EV3                                                 *** (OPEN) Guideline Requirement: Available for Reserves
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:  discrepancy.
                                                      XXX, XXX, CA - EV3                                                 COMMENT: 2022/XX/22: Per guidelines, 12 months PITIA reserves
                                                      *** (OPEN) There is no dollar amount noted on the title policy. -  required for subject along with an additional 6 months PITIA for
                                                      EV2                                                                each additional financed property owned.
                                                                                                                         *** (OPEN) Guideline Requirement: Combined loan to value
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2022/XX/22: Per guidelines, maximum LTV for a cash out investment property refinance is 55%.
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                         COMMENT: 2022/XX/22: Per guidelines, maximum LTV for a cash out investment property refinance is 55%.
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:
                                                                                                                         XXX, XXX, CA
                                                                                                                         COMMENT: 2022/XX/22: Provide tax verification for XXX and insurance verification for XXX.
XXX       193421642 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Guideline Requirement: PITIA reserves months             3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  D           D           Yes      Yes       Estimated  CA    9/XX/2015    Refinance     Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  discrepancy.                                                                    *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   Due Diligence Loan Designation of ATR Fail.                                                                                                                                         HUD1
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            COMMENT: 2025/XX/07: Calculated PITIA months reserves of is less                (XXX XXX/Wages) - EV3                                                                                                                                                                                     COMMENT: 2025/XX/07: Waterfall due to insufficient income documents
                                                      discrepancy. - EV3                                                 than Guideline PITIA months reserves of 6.00.                                   *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2
                                                      *** (OPEN) The verification of employment is required and was not  *** (OPEN) The verification of employment is required and was not               *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     found in file.: Borrower: XXX // Employment Type: Employment /                  *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL COMMENT: 2025/XX/07: Incomplete income documents in the file
                                                      Income Type: Wages / Start Date: 03/XX/1999 - EV3                  Income Type: Wages / Start Date: 03/XX/1999                                     does not match the discounted interest change date for the loan. - EV2                                                                                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      *** (OPEN) Verification(s) of employment is not within 10 calendar COMMENT: 2025/XX/07: The verification of employment is required and             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date   more guideline components, the loan is at ATR risk.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  was not found in file.                                                          on which the maximum rate may apply. - EV2                                                                                                                                                                COMMENT: 2025/XX/08: Waterfall finding due to incomplete income documentation, resulting in a loan designation discrepancy.
                                                      Income Type: Wages / Start Date: 03/XX/1999 - EV3                  *** (OPEN) Verification(s) of employment is not within 10 calendar              *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /               does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2                                                                 applicable Federal, State or Local compliance testing.
                                                                                                                         Income Type: Wages / Start Date: 03/XX/1999                                     *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least COMMENT: 2025/XX/07: HUD-1 final is not available in the file
                                                                                                                         COMMENT: 2025/XX/07: The verification of employment is required and             three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2015) - EV2                                                                            *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA
                                                                                                                         was not found in file.                                                          *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR      2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
                                                                                                                                                                                                         payment calculation methods under 1026.43(c)(5). - EV2                                                                                                                                                    COMMENT: 2025/XX/07: Reviewed and verified as per the final TIL
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
                                                                                                                                                                                                         *** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV1                           COMMENT: 2025/XX/07: Reviewed and verified as per the final TIL
                                                                                                                                                                                                         *** (CLEARED) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed  *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):
                                                                                                                                                                                                         or registered at time of application. - EV1                                                                                                                                                               Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: Appraisal was not provided to the applicant within three business days of consummation
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/08: The file is missing one or more of the core documents required for a review.   Please provide a copy of the the
                                                                                                                                                                                                                                                                                                                                                                                                                   fully executed Note and Mortgage/Deed of Trust.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM
                                                                                                                                                                                                                                                                                                                                                                                                                   Booklet, not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/08: Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.
XXX       193420447 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal       *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure    B           B           Yes      Yes       Final HUD1 GA    6/XX/2014    Construction- Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                        provided on Final HUD-1                                                                                                                                                                                           Permanent
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2025/XX/09: Calculated combined loan to value percentage               *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2                                                      COMMENT: 2022/XX/23: Missing evidence of $XXX cure, required for Owner's Title coverage, reported as $XXX on final GFE, and $XXX on HUD.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           of 166.78940% exceeds Guideline combined loan to value percentage               *** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  of 90.00000%.                                                                   *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                       determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.73321%, LTV/CLTV: 166.78940%/166.78940%, Credit
                                                      not provided - EV3                                                 *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                          Score: 794, Occupancy: Primary, Purpose: Construction-Permanent,
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, GA - EV3      COMMENT: 2025/XX/09: Calculated loan to value percentage of                     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2025/XX/09: The loan is water falling to ATR/QM standard documentation requirements.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, GA - EV3      166.78940% exceeds Guideline loan to value percentage of 90.00000%.             borrower. - EV2                                                                                                                                                                                           *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, GA                         *** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan        sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                         COMMENT: 2022/XX/23: Missing statement.  No lease agreement                     origination activities. - EV2                                                                                                                                                                             COMMENT: 2025/XX/09: Unable to determine required income documentation due to missing guidelines.
                                                                                                                         provided.  1040s provided with Schedule E.                                      *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, GA                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                         COMMENT: 2022/XX/23: Missing statement, tax & HOA verification.  No             characteristics are DTI: 31.73321%, LTV/CLTV: 166.78940%/166.78940%, Credit Score: 794, Occupancy: Primary, Purpose: Construction-Permanent, - EV1                                                        COMMENT: 2025/XX/09: A Compliance Report or High Cost Analysis indicating Originator Loan Designation was not provided.
                                                                                                                         lease agreement provided.  1040s provided with Schedule E.                      *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1
                                                                                                                                                                                                         *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not
                                                                                                                                                                                                         provided. (XXX/Schedule E) - EV1
                                                                                                                                                                                                         *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not
                                                                                                                                                                                                         provided. (XXX/Schedule E) - EV1
                                                                                                                                                                                                         *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not
                                                                                                                                                                                                         provided. (XXX/Schedule E) - EV1
                                                                                                                                                                                                         *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1
                                                                                                                                                                                                         *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is
                                                                                                                                                                                                         ATR Risk. - EV1
XXX       193420198 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within     B           B           Yes      No                   TX    11/XX/2015   Purchase      Primary     XXX        $XXX                  UTD          Non QM
                                                      EV3                                                                COMMENT: 2022/XX/22: Unable to determine required conditions due to             *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              three (3) days of application.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          missing Approval and guidelines.                                                *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          COMMENT: 2022/XX/23: Lender to provide signed ARM disclosure dated within 3 days of application.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (OPEN) Missing Document: Desk Review not provided                           Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan
                                                      *** (OPEN) Missing Document: Desk Review not provided - EV3        COMMENT: 2022/XX/25: The Lender Approval required a CDA(Desk                    *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                                                                                         Review) which is missing.                                                       to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      QM.
                                                                                                                                                                                                         initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          COMMENT: 2025/XX/07: Designation updated from UTD to Non-QM.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee       *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7729) - EV2                                                                                             Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee       Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7725) - EV2                                                                                             initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of  COMMENT: 2022/XX/22: The Loan Estimate is missing.
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77188) - EV2                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger   Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was
                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77173) - EV2                                                                                  provided to the borrower. (7729)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.   COMMENT: 2022/XX/22: Unable to determine if fees exceed tolerance due to missing initial Loan Estimate.
                                                                                                                                                                                                         Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169) - EV2                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of     Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                                                                                       provided to the borrower. (7725)
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      COMMENT: 2022/XX/22: Unable to determine if fees exceed tolerance due to missing initial Loan Estimate.
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         characteristics are DTI: 44.30325%, LTV/CLTV: 73.61765%/73.61765%, Credit Score: 762, Occupancy: Primary, Purpose: Purchase, - EV1                                                                        Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided
                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    to the borrower. (77188)
                                                                                                                                                                                                         appropriate agency. - EV1                                                                                                                                                                                 COMMENT: 2022/XX/22: Unable to determine if fees exceed tolerance due to missing initial Loan Estimate.
                                                                                                                                                                                                         *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10093059) - EV1                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or
                                                                                                                                                                                                         ATR Risk. - EV1                                                                                                                                                                                           no cure was provided to the borrower. (77173)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/22: Unable to determine if fees exceed tolerance due to missing initial Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77169)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/22: Unable to determine if fees exceed tolerance due to missing initial Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/22: Unable to determine if fees exceed tolerance due to missing initial Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: Lender guidelines were not provided and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.30325%, LTV/CLTV: 73.61765%/73.61765%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: 762, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: Lender guidelines were not provided and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: Lender guidelines were not provided and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10093059)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: Lender guidelines were not provided and the loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                   provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/07: No evidence of the Originator Loan Designation was provided.
XXX       193420007 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  C           C           Yes      Yes       Final HUD1 CA    4/XX/2014    Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      EV3                                                                COMMENT: 2022/XX/23: Unable to determine required conditions due to             *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3         Due Diligence Loan Designation of ATR Fail.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          missing guidelines.                                                             *** (OPEN) General Ability To Repay Provision Employment - Bank Statements: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. COMMENT: 2022/XX/22: Alt Doc loan without investor guidelines.  Third party verification of self employment is missing.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  (XXX XXX/Bank Statements) - EV3                                                                                                                                                                           *** (OPEN) General Ability To Repay Provision Employment - Bank Statements: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics  employment status using reasonably reliable third-party records. (XXX XXX/Bank Statements)
                                                                                                                                                                                                         are DTI: 31.53405%, LTV/CLTV: 65.45455%/65.45455%, Credit Score: 787, Occupancy: Primary, Purpose: Purchase, - EV3                                                                                        COMMENT: 2022/XX/22: Lender guidelines were not provided.  The loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                         *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014 - EV2                                                                                                          *** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for ability to repay due to missing guidelines. Loan characteristics are DTI: 31.53405%, LTV/CLTV: 65.45455%/65.45455%, Credit Score: 787,
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2                       COMMENT: 2022/XX/22: Lender guidelines were not provided.  The loan is water falling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420556 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.                      B           B           Yes      Yes       Final HUD1 PA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (CLEARED) Final Title Policy is missing. No evidence of title                                                                                  *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           COMMENT: 2019/XX/13: Minimum grace period for PA is 15 days - note states 10 days.
                                                      in file. - EV1                                                                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2
XXX       193420422 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    TN    4/XX/2004    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420509 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Guideline Requirement: PITIA reserves months             2           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the      *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           No       Yes       Final HUD1 CA    5/XX/2014    Refinance     Second Home XXX        $XXX                  UTD          Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  discrepancy.                                                                    maximum interest rate that may apply during the life of the loan. - EV2                                                                                                                                   Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            COMMENT: 2022/XX/27: Guideline requirement is 24 months of reserves             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum QM.
                                                      discrepancy. - EV3                                                 and only 19.5 were verified in the loan file                                    principal and interest payment that may apply during the life of the loan. - EV2                                                                                                                          COMMENT: 2022/XX/27: Lender restated the loan designation as Non QM
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL    *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         COMMENT: 2022/XX/27: No lender guidelines provided, unable to                   does not match the maximum total payment on the loan during the life of the loan. - EV2                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 24.89868%, LTV/CLTV: 59.43073%/59.43073%, Credit
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  determine if all conditions were met.                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final    Score: , Occupancy: Second Home, Purpose: Refinance, Cash-out - Other
                                                      - EV1                                                                                                                                              TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2                                                                                            COMMENT: 2022/XX/27: No lender guidelines provided to determine ratio thresholds.
                                                      *** (CLEARED) Borrower has less than 2 FICO scores: Credit Report:                                                                                 *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not
                                                      Original // Borrower: XXX - EV1                                                                                                                    match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount
                                                                                                                                                                                                         (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan
                                                                                                                                                                                                         Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 24.89868%, LTV/CLTV: 59.43073%/59.43073%, Credit Score: , Occupancy: Second Home, Purpose: Refinance, Cash-out - Other - EV1
                                                                                                                                                                                                         *** (CLEARED) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV1
                                                                                                                                                                                                         *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is
                                                                                                                                                                                                         ATR Risk. - EV1
XXX       193421334 XXX    XXX       3        3       *** (OPEN) Borrower has less than 2 FICO scores: Credit Report:    *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           No       No                   WA    3/XX/2016    Purchase      Second Home XXX        $XXX                  Safe Harbor  Non QM
                                                      Original // Borrower: XXX - EV3                                    is insufficient.                                                                Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount COMMENT: 2022/XX/13: Missing Replacement Cost Estimator to                      *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        QM.
                                                      is insufficient. - EV3                                             determine lender's value.                                                       application date. - EV2                                                                                                                                                                                   COMMENT: 2022/XX/27: Guidelines were provided.
                                                      *** (OPEN) The Hazard Insurance Policy effective date is after the *** (OPEN) Verification(s) of employment is not within 10 business              *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      funds disbursed. - EV3                                             days of the Note.: Borrower: XXX // Employment Type: Employment /               EV2                                                                                                                                                                                                       copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business Income Type: Wages / Start Date: 12/XX/2011                                     *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2022/XX/13: Application date is 11/XX/2015 and Disclosure is dated 01/XX/2016.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  COMMENT: 2022/XX/13: VOE is dated 02/XX/2016.                                   Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                      Income Type: Wages / Start Date: 12/XX/2011 - EV3                  *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership           Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  COMMENT: 2022/XX/27: No lender guideline provided, unable to                    Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                   application.
                                                      - EV1                                                              determine if all conditions were met.                                           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2022/XX/13: Application date is 11/XX/2015 and Disclosure is dated 01/XX/2016.
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, - EV1                                                                                      (Initial/03/XX/2016) - EV2                                                                                                                                                                                *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business
                                                                                                                                                                                                         (Initial/01/XX/2016) - EV2                                                                                                                                                                                days of application.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2022/XX/13: Application date is 11/XX/2015 and Disclosure is dated 01/XX/2016.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms    Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2016)
                                                                                                                                                                                                         provided to borrower within three (3) business days of  receipt of the loan application. - EV2                                                                                                            COMMENT: 2022/XX/13: No evidence of the actual receipt date of the initial closing disclosure dated 03/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                   within three (3) business days of application. (Initial/01/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/13: Application date is 11/XX/2015 and Disclosure is dated 01/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/13: The transfer tax were seller paid fees which were not disclosed on the loan estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of  receipt of the loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/13: Application date is 11/XX/2015.
XXX       193422130 XXX    XXX       2        1       *** (CLEARED) Asset documentation requirements not met. - EV1      *** (CLEARED) Asset documentation requirements not met.             2           *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final       *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount B           B           No       No                   NY    4/XX/2016    Purchase      Second Home XXX        $XXX                  Non QM       Non QM
                                                      *** (CLEARED) Asset Issue:  Gift funds are missing evidence of     COMMENT: 2022/XX/27: Missing two months bank statements. Missing                Closing Disclosure provided on 04/XX/2016 not accurate. (Final/04/XX/2016) - EV2                                                                                                                          of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2016 not accurate. (Final/04/XX/2016)
                                                      receipt - EV1                                                      guidelines to determine documentation requirement.                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2022/XX/13: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4.  The annual taxes
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  *** (CLEARED) Asset Issue:  Gift funds are missing evidence of                  tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    $XXX and the Annual HOI premium is $XXX and HOA of $XXX for a total of $XXX.  Final CD reflects Estimated Taxes, Insurance & Assessments
                                                      - EV1                                                              receipt                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    of $XXX monthly, correct amount is XXX.
                                                      *** (CANCELLED) Borrower(s) is not a U.S. Citizen, and the         COMMENT: 2023/XX/14: Missing evidence of receipt and donor ability              exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      guideline required documentation was not provided.: Borrower: XXX  for all gifts.                                                                  *** (CANCELLED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1            Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      - EV1                                                              *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      borrower. (8304)
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1            COMMENT: 2022/XX/27: Documentation on lender guideline direction                *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party         COMMENT: 2022/XX/13: Transfer tax was  last disclosed as $XXX00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not
                                                      *** (CLEARED) Income documentation requirements not met. - EV1     missing.                                                                        records. (XXX XXX/Wages) - EV1                                                                                                                                                                            contain a valid COC for this fee, nor evidence of cure in file.
                                                      *** (CANCELLED) Insufficient Coverage: Hazard insurance coverage   *** (CLEARED) Income Docs Missing:: Borrower: XXX                               *** (CANCELLED) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method).     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      amount is insufficient. - EV1                                      COMMENT: 2023/XX/14: Missing underwriter's income conversion                    File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E. (XXX XXX/Schedule E) - EV1                                                                                 Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (CANCELLED) Missing Document: Tax Certificate not provided -   calculations and evidence of Hong Kong currency to USD.                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) borrower. (7325)
                                                      EV1                                                                *** (CLEARED) Income documentation requirements not met.                        - EV1                                                                                                                                                                                                     COMMENT: 2022/XX/13: Loan Origination Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not
                                                      *** (CANCELLED) REO Documents are missing.: Address: XXX - EV1     COMMENT: 2022/XX/27: Guidelines were not provided to determine                  *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               contain a valid COC for this fee, nor evidence of cure in file.
                                                      *** (CLEARED) The verification of employment is required and was   income documentation requirements.                                              characteristics are DTI: 43.04321%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase, - EV1                                                                      *** (CANCELLED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not not found in file.: Borrower: XXX // Employment Type: Employment / *** (CANCELLED) Insufficient Coverage: Hazard insurance coverage                *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                 match Due Diligence Loan Designation of ATR Fail.
                                                      Income Type: Wages / Start Date: 07/XX/2007 - EV1                  amount is insufficient.                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    COMMENT: 2022/XX/16: Rental income does not meet income documentation requirements. Missing lease agreement or 1040's that verify lender
                                                      *** (CLEARED) Verification(s) of employment is not within 10       COMMENT: 2022/XX/16: Hazard Insurance Coverage of $XXX is                       appropriate agency. - EV1                                                                                                                                                                                 calculated rental income.
                                                      business days of the Note.: Borrower: XXX // Employment Type:      insufficient to cover the Loan amount of $XXX.  Shortfall is $XXX.              *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX Canada.  Lease Agreement and/or Tax     *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to
                                                      Employment / Income Type: Wages / Start Date: 07/XX/2007 - EV1     There is no Replacement Cost Estimate provided.  Lender to provide              Return not provided. (XXX XXX/Schedule E) - EV1                                                                                                                                                           missing investor guideline qualifying total debt ratio.
                                                                                                                         updated Policy with coverage no less than $XXX.                                 *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is COMMENT: 2022/XX/27: Missing guidelines.
                                                                                                                         *** (CANCELLED) REO Documents are missing.: Address: XXX                        ATR Fail. - EV1                                                                                                                                                                                           *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-
                                                                                                                         COMMENT: 2022/XX/16: Lender calculated rental income as Schedule E,             *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                  2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                                                                                         documentation is missing to verify income values.                                                                                                                                                                                                                                         COMMENT: 2022/XX/27: Guidelines were not provided to determine income documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) General Ability To Repay Provision Income and Assets - REO Schedule E Method Test: Ability to Repay (Dodd-Frank 2014):
                                                                                                                                                                                                                                                                                                                                                                                                                   Unable to verify Real Estate Owned income (Schedule E Method).  File does not contain most recent year Tax Transcripts, signed and dated
                                                                                                                                                                                                                                                                                                                                                                                                                   1040's or Schedule E. (XXX XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Lender calculated rental income as Schedule E, documentation is missing to verify income values.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Guidelines were not provided to determine income documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 43.04321%, LTV/CLTV: 70.00000%/70.00000%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: 0, Occupancy: Second Home, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Guidelines were not provided to determine DTI requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Lender calculated rental income as Schedule E, documentation is missing to verify income values.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX Canada.  Lease Agreement and/or Tax Return not provided. (XXX XXX/Schedule E)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Missing guidelines to determine documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                   provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES,
                                                                                                                                                                                                                                                                                                                                                                                                                   ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Missing guidelines to determine documentation requirements.
XXX       193420336 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   B           C           Yes      No                   CA    4/XX/2016    Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  is insufficient.                                                                *** (CLEARED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan       not match Due Diligence Loan Designation of Non QM.
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            COMMENT: 2022/XX/13: Estimated Cost New as per the Appraisal is                 Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV1                                                                                                                         COMMENT: 2022/XX/02: Designation received, restated to SHQM.  DTI exceeds 43%.
                                                      discrepancy. - EV3                                                 $XXX. Loan amount is $XXX. Dwelling Coverage is $XXX with a 25%                 *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      *** (CLEARED) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount Extended Replacement Cost Coverage of 25%($XXX) Coverage is                     *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      is insufficient. - EV3                                             insufficient for the Loan Amount or Replacement Cost as indicated.              characteristics are DTI: 46.89861%, LTV/CLTV: 50.00000%/50.00000%, Credit Score: 713, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1                                                      QM.
                                                      *** (CLEARED) Asset Verification Level is less than 4.: Borrower:  An Insurer RCE and/or sufficient coverage is required.                          *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    COMMENT: 2022/XX/02: The seller provided guidelines
                                                      XXX - EV1                                                          *** (CLEARED) AUS/Guideline Findings: All conditions were not met               appropriate agency. - EV1                                                                                                                                                                                 *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  COMMENT: 2022/XX/27: AUS was not required                                       *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.            determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.89861%, LTV/CLTV: 50.00000%/50.00000%, Credit
                                                      - EV1                                                                                                                                              (XXX/10684185) - EV1                                                                                                                                                                                      Score: 713, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                      *** (CLEARED) Guideline Issue:Insufficient asset documentation.:                                                                                   *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1    COMMENT: 2022/XX/27: Ability to repay was not met due to missing guidelines.
                                                      Financial Institution: XXX // Account Type: Checking / Account                                                                                     *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide
                                                      Number: XXX - EV1                                                                                                                                  ATR Risk. - EV1                                                                                                                                                                                           evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: DTI is calculating at 46.89861%.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                                                                                                                                                                                                                                                                                                                                                                                   Employment Dates to verify two years current employment. (XXX/10684185)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: 2 years tax returns are provided; Lender did not choose a QM type or an ATR/QM exemption type and no guidelines have been provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Business License, CPA Letter, Third Party Verification not provided in the loan file.
XXX       193422152 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      No                   CA    9/XX/2016    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not    not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                          QM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:  COMMENT: 2022/XX/16: A post-disaster inspection is required.                    provided. (XXX/Schedule E) - EV3                                                                                                                                                                          COMMENT: 2022/XX/16: Loan designation of Safe Harbor QM does not match Due Diligence loan designation of ATR Risk due to missing income
                                                      XXX, CA - EV3                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:               *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not    documentation.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3      XXX, CA                                                                         provided. (XXX/Schedule E) - EV3                                                                                                                                                                          *** (OPEN) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  COMMENT: 2022/XX/27: Missing insurance verification documentation               *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                     requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
                                                      - EV1                                                              for XXX and XXX.                                                                *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date    COMMENT: 2022/XX/16: Lease agreement is missing.
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, CA                         05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp) - EV2                                                                                           *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-
                                                                                                                         COMMENT: 2022/XX/20: Missing insurance verification, tax                        *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application     Corp). (XXX XXX/S-Corp)
                                                                                                                         verification and mortgage statement to verify monthly P&I payment               Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp) - EV2                                                                                      COMMENT: 2022/XX/16: File is missing the most recent 2yr (2015 & 2014) signed and dated personal tax returns.
                                                                                                                         of $XXX.                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal
                                                                                                                         *** (CLEARED) AUS/Guideline Findings: All conditions were not met               (Initial/09/XX/2016) - EV2                                                                                                                                                                                tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due
                                                                                                                         COMMENT: 2022/XX/27: File is missing AUS/Guidelines.                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   Date 03/XX/2016. (XXX XXX/S-Corp)
                                                                                                                         *** (CLEARED) AUS/Guideline Findings: All conditions were not met               tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    COMMENT: 2022/XX/16: An extension has been requested for tax year 2015, however, the extension due date reflects 3/XX/2016.
                                                                                                                         COMMENT: 2022/XX/27: AUS and guidelines were not provided.                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               COMMENT: 2022/XX/16: An extension has been requested for tax year 2015, however, the extension due date reflects 3/XX/2016.
                                                                                                                                                                                                         characteristics are DTI: 42.17602%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 781, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Evidence of earlier receipt of Initial CD was not provided at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Appraisal Fee was last disclosed as $XXX on the LE but disclosed as $XXX on the Final Closing Disclosure.  File does not contain a valid COC for this fee and a cure has not been provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Origination fee in the amount of $XXX was not disclosed on Loan Estimate, however, it is disclosed on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure.  File does not contain a valid COC for this fee and a cure has not been provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Unable to complete ATR testing due to an incomplete compliance run due to missing DTI.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.17602%, LTV/CLTV: 75.00000%/75.00000%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: 781, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Incomplete compliance run due to no DTI
XXX       193420959 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Subject is a refinance and property is listed for sale.: 2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   CA    9/XX/2017    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  Valuation Type: Appraisal / Valuation Report Date: 06/XX/2017                   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:      COMMENT: 2022/XX/16: Property was listed and sold within the last               Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         QM.
                                                      Financial Institution: XXX // Account Type: Checking / Account     12 months of the appraisal on 8/XX/2016.                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    COMMENT: 2022/XX/27: Restated Loan Designation after Guidelines provided is Non-QM
                                                      Number: XXX - EV3                                                  *** (CLEARED) AUS/Guideline Findings: All conditions were not met               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      *** (OPEN) Subject is a refinance and property is listed for       COMMENT: 2022/XX/27: Loan approved through manual underwriting but              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      sale.: Valuation Type: Appraisal / Valuation Report Date:          no guidelines are provided.                                                     exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            borrower. (7325)
                                                      06/XX/2017 - EV3                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     COMMENT: 2022/XX/16: Origination fee increased without a valid change of circumstance. No cure provided to the borrower.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                  *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      - EV1                                                                                                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the characteristics are DTI: 47.33746%, LTV/CLTV: 66.65143%/66.65143%, Credit Score: 782, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1                                                             borrower. (7200)
                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    COMMENT: 2022/XX/16: Zero Percent Fee Tolerance exceeded for Loan Discount Points.
                                                                                                                                                                                                         appropriate agency. - EV1                                                                                                                                                                                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                         *** (CLEARED) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV1                                  does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: ATR Fail due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 47.33746%, LTV/CLTV: 66.65143%/66.65143%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: 782, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: General Ability To Repay Provision Investor Guidelines Not Provided
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: ATR Fail due to missing guidelines.
XXX       193421039 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No                   OR    11/XX/2017   Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                COMMENT: 2022/XX/18: Missing income documentation.                              *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             COMMENT: 2022/XX/02: The loan file is missing all of the required Income documentation.                                                                                                                                                                                      QM           QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Income Docs Missing:: Borrower: XXX                                  *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2022/XX/19: Missing VVOE - Employment Only, WVOE                       applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV1                                                                                                                  Tolerance exceeded for Loan Originator Compensation (YSP).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               translated to English and Currency Convertor                                    *** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business       provided to the borrower. (7347)
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         *** (OPEN) Verification(s) of employment is not within 10 business              Arrangement Disclosure to applicant within three (3) business days of application. - EV1                                                                                                                  COMMENT: 2022/XX/27: Provide VCC or cure to the borrower with a PC CD and evidence it sent to the borrower with an explanation of
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment /               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation (YSP).  Fee  changes.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  Income Type: Wages / Start Date: 05/XX/2014                                     Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7347) - EV1                                                                                             *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      Income Type: Wages / Start Date: 05/XX/2014 - EV3                  COMMENT: 2022/XX/18: Employment verification is not within 10                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         business days of the Note.                                                      exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV1                                                                                                            borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: A valid change of circumstance or tolerance cure was not provided.
XXX       193420034 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA       B           B           No       No                   OR    1/XX/2018    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                COMMENT: 2022/XX/18: Missing AUS so all the conditions were not                 Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                                          QM           QM
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:      met.                                                                            *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership           application.
                                                      Financial Institution: XXX // Account Type: Checking / Account     *** (OPEN) Guideline Issue:Insufficient asset documentation.:                   Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                   COMMENT: 2022/XX/18: Application date 12/XX/17 and disclosure provided on 12/XX/17.
                                                      Number: XXX - EV3                                                  Financial Institution: XXX // Account Type: Checking / Account                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               Number: XXX                                                                     (Initial/01/XX/2018) - EV2                                                                                                                                                                                Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2022/XX/18: Per Approval need 2 months of asset                        *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   days of application.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         statements. Account XXX one statement provided dated 12/XX/17 -                 (Initial/12/XX/2017) - EV2                                                                                                                                                                                COMMENT: 2022/XX/18: Application date was 12/XX/17, list provided on 12/XX/17.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business 12/XX/17.                                                                       *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 01/XX/2018 not received by borrower at least four (4) business days      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  *** (OPEN) Income Docs Missing:: Borrower: XXX                                  prior to closing. (Interim/01/XX/2018) - EV2                                                                                                                                                              Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
                                                      Income Type: Wages / Start Date: 08/XX/2004 - EV3                  COMMENT: 2022/XX/18: Per Approval need the most recent pay stub                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    COMMENT: 2022/XX/18: No evidence disclosure was provided 3 business days prior to closing.
                                                      *** (CLEARED) Asset Verification Level is less than 4.: Borrower:  covering a 30 day period and W-2 for the most recent 2 years.                   exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                      XXX - EV1                                                          *** (OPEN) Income documentation requirements not met.                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    within three (3) business days of application. (Initial/12/XX/2017)
                                                      *** (CLEARED) The Investor's qualifying total debt ratio is less   COMMENT: 2022/XX/27: Missing VVOE.                                              tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    COMMENT: 2022/XX/18: No evidence Loan Estimate was provided 3 business days prior to closing.
                                                      than the QM qualifying total debt ratio. - EV1                     *** (OPEN) REO Documents are missing.: Address: XXX,                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on
                                                                                                                         COMMENT: 2022/XX/18: Missing tax, insurance and homeowner                       exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            01/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/01/XX/2018)
                                                                                                                         association dues verification documents to confirm the REO amounts                                                                                                                                                                                                                        COMMENT: 2022/XX/18: No evidence Loan Estimate was provided 4 business days prior to closing.
                                                                                                                         shown on the 1003 for XXX.                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business                                                                                                                                                                                                                        Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                         borrower. (7325)
                                                                                                                         Income Type: Wages / Start Date: 08/XX/2004                                                                                                                                                                                                                                               COMMENT: 2022/XX/18: Loan Origination Fee was not shown on the LE and a COC was not located in the file.
                                                                                                                         COMMENT: 2022/XX/18: VOE is dated 12/XX/17 with the Note date                                                                                                                                                                                                                             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         1/XX/18.                                                                                                                                                                                                                                                                                  Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         *** (CLEARED) Asset Verification Level is less than 4.: Borrower:                                                                                                                                                                                                                         borrower. (8304)
                                                                                                                         XXX                                                                                                                                                                                                                                                                                       COMMENT: 2022/XX/18: Seller paid fee located on Seller Closing Disclosure and not on the Final CD.
                                                                                                                         COMMENT: 2022/XX/27: Per Approval need 2 months of asset                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         statements. Account XXX one statement provided dated 12/XX/17 -                                                                                                                                                                                                                           Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         12/XX/17.                                                                                                                                                                                                                                                                                 borrower. (7520)
                                                                                                                         *** (CLEARED) The Investor's qualifying total debt ratio is less                                                                                                                                                                                                                          COMMENT: 2022/XX/18: Missing valid Change of Circumstance for fee change.
                                                                                                                         than the QM qualifying total debt ratio.
                                                                                                                         COMMENT: 2022/XX/27: Missing AUS to confirm the DTI requirements.
XXX       193421383 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA     B           B           No       No                   CA    5/XX/2018    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      EV3                                                                COMMENT: 2022/XX/24: Failure due to missing guidelines                          rate used for testing. - EV2                                                                                                                                                                              Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing                                                                                                                                          QM           QM
                                                      *** (OPEN) Borrower has less than 2 FICO scores: Credit Report:    *** (OPEN) Borrower has less than 2 FICO scores: Credit Report:                 *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                      Original // Borrower: XXX - EV3                                    Original // Borrower: XXX                                                       three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2018) - EV2                                                                            initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2022/XX/27: Non-traditional credit was used, international             *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2022/XX/24: Loan estimates were not not provided for verification (UW comment was required)
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  credit report shows no scores.                                                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    borrower. - EV2                                                                                                                                                                                           Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 05/XX/2018 not accurate.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount COMMENT: 2022/XX/27: Max LTV for non-traditional credit is 70.00%               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images (Final/05/XX/2018)
                                                      is insufficient. - EV3                                                                                                                             to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2022/XX/24: Insurance documentation uploaded reflects $XXX/ month instead of $XXX/ month.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business                                                                                 initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                  *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX  Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
                                                      Income Type: Wages / Start Date: 01/XX/2015 - EV3                                                                                                  on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018) - EV2                                                                                                                 COMMENT: 2022/XX/24: Closing disclosure signed 5/XX/2018.
                                                      *** (CLEARED) Missing Document: Credit Report not provided - EV1                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                         (Final/05/XX/2018) - EV2                                                                                                                                                                                  COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
XXX       193420772 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (CLEARED) Asset documentation requirements not met.             2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           No       No                   FL    9/XX/2018    Purchase      Second Home XXX        $XXX                  Safe Harbor  Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2023/XX/16: EMD not sourced.                                           Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           QM.
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1      COMMENT: 2022/XX/27: All conditions not met due to missing                      *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2023/XX/03: Client restated loan designation to Non QM.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  Guidelines.                                                                     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      - EV1                                                              *** (CLEARED) Available for Closing is insufficient to cover Cash               borrower. - EV2                                                                                                                                                                                           copy of the Appraisal Disclosure.
                                                      *** (CLEARED) Available for Closing is insufficient to cover Cash  From Borrower.                                                                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images COMMENT: 2022/XX/23: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                      From Borrower. - EV1                                               COMMENT: 2023/XX/16: EMD not sourced.                                           to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                      *** (CLEARED) Initial Rate Lock rate date is not documented in                                                                                     initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          did not provide List of Homeownership Counseling Organizations to borrower.
                                                      file. - EV1                                                                                                                                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2022/XX/23: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                         (Final/09/XX/2018) - EV2                                                                                                                                                                                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                         *** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to          Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                         determine rate used for testing. - EV1                                                                                                                                                                    Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                                                                                                                                                                         *** (CLEARED) C-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp 1120) - EV1                             initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                         *** (CLEARED) C-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (C-Corp). (XXX XXX/C-Corp 1120) - EV1                             COMMENT: 2022/XX/23: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1     Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2018)
                                                                                                                                                                                                         *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to         COMMENT: 2022/XX/23: Closing Disclosure dated 09/XX/2018 not provided to Borrower(s) at least three (3) business days prior to closing
                                                                                                                                                                                                         applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018) - EV1                                                                                                                  *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - C Corporation 1120: Ability to Repay (Dodd-Frank 2014): Unable to verify C Corp income using reasonably reliable third-party         COMMENT: 2023/XX/03: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                         records. (XXX XXX/C-Corp 1120) - EV1                                                                                                                                                                      *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - C Corporation 1120: Ability to Repay (Dodd-Frank 2014): Unable to verify C Corp income using reasonably reliable third-party         does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                         records. (XXX XXX/C-Corp 1120) - EV1                                                                                                                                                                      COMMENT: 2022/XX/27: Due to missing guidelines.
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records.  *** (CLEARED) General Ability To Repay Provision Income and Assets - C Corporation 1120: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                         (XXX XXX/Partnership) - EV1                                                                                                                                                                               verify C Corp income using reasonably reliable third-party records. (XXX XXX/C-Corp 1120)
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               COMMENT: 2023/XX/03: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                         characteristics are DTI: 40.52542%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1                                                                       *** (CLEARED) General Ability To Repay Provision Income and Assets - C Corporation 1120: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   verify C Corp income using reasonably reliable third-party records. (XXX XXX/C-Corp 1120)
                                                                                                                                                                                                         *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1                   COMMENT: 2023/XX/03: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify
                                                                                                                                                                                                                                                                                                                                                                                                                   Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/03: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.52542%, LTV/CLTV: 70.00000%/70.00000%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: , Occupancy: Second Home, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/03: Loan is missing asset documentation and is waterfalling to ATR/QM standard documentation requirements.
XXX       193420777 XXX    XXX       3        3       *** (OPEN) Borrower has less than 2 FICO scores: Credit Report:    *** (OPEN) Borrower has less than 2 FICO scores: Credit Report:     2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.           B           B           Yes      No                   WA    10/XX/2018   Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      Original // Borrower: XXX, Credit Report: Original // Borrower:    Original // Borrower: XXX, Credit Report: Original // Borrower: XXX             rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2022/XX/24: No evidence in file to prove borrower  was provided with the ARM loan program disclosure                                                                                                                                                                QM
                                                      XXX - EV3                                                          COMMENT: 2022/XX/24: Borrowers have no credit score                             *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet,
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              not provided to the borrower.
                                                      file. - EV3                                                        COMMENT: 2022/XX/27: Guidelines not provided.                                   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          COMMENT: 2022/XX/24: No evidence in file to prove borrower  was provided with the  CHARM Booklet
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan
                                                      - EV3                                                                                                                                              *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      *** (OPEN) Missing Document: Tax Certificate not provided - EV3                                                                                    three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2018) - EV2                                                                            QM.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                  *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           COMMENT: 2022/XX/27: While "Restated Originator Loan Designation" (1003 screen) matches the "Client-Facing Loan Designation" (Compliance
                                                      - EV1                                                                                                                                              *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          screen), the initial "Originator Loan Designation" (1003 screen) does not match the "Client-Facing Loan Designation".
                                                      *** (CLEARED) Verification(s) of employment is not within 10                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                      borrower. - EV2                                                                                                                                                                                           Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not
                                                      Employment / Income Type: Wages / Start Date: 10/XX/1998 - EV1                                                                                     *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images provided at or before closing. (Type:Primary/09/XX/2018)
                                                                                                                                                                                                         to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2022/XX/24: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and
                                                                                                                                                                                                         initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          appraisal was not provided at or before closing.
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                                                                                                                                                                         (Final/10/XX/2018) - EV2                                                                                                                                                                                  copy of the Appraisal Disclosure.
                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided  COMMENT: 2022/XX/24: No evidence in file to prove borrower  was provided with the right to receive a copy of the Appraisal Disclosure.
                                                                                                                                                                                                         to borrower. - EV2                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: No evidence in file to prove borrower  was provided with the homeownership counseling organizations list
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: No evidence of a loan estimate in loan file, unable to determine the baseline for fee tolerance testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: Closing Disclosure was not provided to Borrowers at least three  business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: Loan file does not contain a disclosure summary of all material terms provided to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
XXX       193421504 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did  B           B           No       No                   CA    2/XX/2019    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      EV3                                                                COMMENT: 2022/XX/25: Loan is waterfalling to standard ATR/QM                    consumer. - EV2                                                                                                                                                                                           not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                      *** (OPEN) Credit Exception: - EV3                                 documentation requirements due to missing guidelines.                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2022/XX/25: Missing LE.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Credit Exception:                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2019 which is 1 months prior to          *** (CANCELLED) (Missing Doc) Loan images/file not provided
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2022/XX/31: Missing currency conversion and lender's                   consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  income and asset conversion calculations.                                       *** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1                                                                                                                                         package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                      file. - EV3
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      Income Type: Wages / Start Date: 03/XX/2015 - EV3
XXX       193422147 XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3         *** (OPEN) Asset documentation requirements not met.                2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a  B           B           No       No                   CA    3/XX/2019    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2022/XX/01: EMD not sourced.                                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          copy of the Appraisal Disclosure.                                                                                                                                                                                                                                            QM           QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2022/XX/24: No proof of receipt in the file.
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM                    Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                      file. - EV3                                                        documentation requirements due to missing guidelines.                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               *** (CLEARED) Missing Document: AUS not provided                                borrower. - EV2                                                                                                                                                                                           Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM                    *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business documentation requirements due to missing guidelines.                           to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2022/XX/24: oan Estimate not provided within loan images to evidence delivery to the Borrower(s).
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                  initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      Income Type: Wages / Start Date: 07/XX/2009 - EV3                                                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019)
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                  (Final/03/XX/2019) - EV2                                                                                                                                                                                  COMMENT: 2022/XX/24: Evidence was not provided borrower received an Initial Closing Disclosure at least three (3) business days prior to
                                                      - EV1                                                                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             closing. (Final/03/XX/2019)
                                                      *** (CLEARED) Missing Document: AUS not provided - EV1                                                                                             *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review.  Please provide a complete closing
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               package an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                                                                                                                                                                         characteristics are DTI: 26.38781%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 728, Occupancy: Second Home, Purpose: Purchase, - EV1                                                                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.38781%, LTV/CLTV: 70.00000%/70.00000%, Credit
                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX   Score: 728, Occupancy: Second Home, Purpose: Purchase,
                                                                                                                                                                                                         on Final Closing Disclosure provided on 03/XX/2019 not accurate. (Final/03/XX/2019) - EV1                                                                                                                 COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.
                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                         of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   COMMENT: 2022/XX/28: Loan is waterfalling to standard ATR/QM documentation requirements due to missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2019 not accurate.
                                                                                                                                                                                                                                                                                                                                                                                    (Final/03/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/28: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2019 not
                                                                                                                                                                                                                                                                                                                                                                                                                   accurate. Verified Annual Taxes are $XXX,  Annual HOI are $XXX and annual HOA Fees are $XXX.   Total should be $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                   Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  The Recording
                                                                                                                                                                                                                                                                                                                                                                                                                   Fees increased without a valid Change of Circumstance.  Sufficient or excess cure was provided to the borrower at Closing.
XXX       193421227 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   CA    5/XX/2019    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      EV3                                                                COMMENT: 2022/XX/24: No evidence of AUS in file. Missing                        rate used for testing. - EV2                                                                                                                                                                              Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documentation.                                                                  *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      QM.
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2022/XX/27: Loan Designation is Non-QM.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3                                                                                         *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      *** (OPEN) Verification(s) of employment is not within 10 business                                                                                 Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         copy of the Appraisal Disclosure.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  COMMENT: 2022/XX/24: Missing LE.
                                                      Income Type: Wages / Start Date: 01/XX/2017 - EV3                                                                                                  three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2                                                                                                                            *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          application.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2022/XX/24: Disclosure was provided at closing.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                         to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2022/XX/24: Missing LE's.
                                                                                                                                                                                                         initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 05/XX/2019 did not disclose the       Closing Disclosure provided on 05/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID,
                                                                                                                                                                                                         required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/05/XX/2019) - EV2                                                                               Contact Name, Contact NMLS ID). (Final/05/XX/2019)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on  COMMENT: 2022/XX/24: Closing Disclosure did not provide Lender's NMLS number.
                                                                                                                                                                                                         page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee
                                                                                                                                                                                                         (Final/05/XX/2019) - EV2                                                                                                                                                                                  amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
                                                                                                                                                                                                         *** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1                                                                                                                                         COMMENT: 2022/XX/26: The Finance Charge exceeds allowable by $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: Missing initial CD.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) (Missing Doc) Loan images/file not provided
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
XXX       193420239 XXX    XXX       3        3       *** (OPEN) Aged document: Asset Account date is more than 90 days  *** (OPEN) Aged document: Asset Account date is more than 90 days   2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   CA    2/XX/2020    Refinance     Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      prior to Closing.: Financial Institution: XXX // Account Type:     prior to Closing.: Financial Institution: XXX // Account Type:                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      Money Markets / Account Number: XXX, Financial Institution: XXX // Money Markets / Account Number: XXX, Financial Institution: XXX //              *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          QM.
                                                      Account Type: Money Markets / Account Number: XXX, Financial       Account Type: Money Markets / Account Number: XXX, Financial                    Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         COMMENT: 2022/XX/27: Restated designation provided.
                                                      Institution: XXX // Account Type: Money Markets / Account Number:  Institution: XXX // Account Type: Money Markets / Account Number:               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      XXX, Financial Institution: XXX // Account Type: Certificate of    XXX, Financial Institution: XXX // Account Type: Certificate of                 application date. - EV2                                                                                                                                                                                   copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                      Deposit (CD) / Account Number: XXX, Financial Institution: XXX //  Deposit (CD) / Account Number: XXX, Financial Institution: XXX //               *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       COMMENT: 2022/XX/27: Evidence of earlier receipt missing from file.
                                                      Account Type: Savings / Account Number: XXX, Financial             Account Type: Savings / Account Number: XXX, Financial Institution:             *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                      Institution: XXX // Account Type: Savings / Account Number: XXX,   XXX // Account Type: Savings / Account Number: XXX, Financial                   *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                      Financial Institution: XXX // Account Type: Certificate of Deposit Institution: XXX // Account Type: Certificate of Deposit (CD) /                 Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                      (CD) / Account Number: XXX, Financial Institution: XXX // Account  Account Number: XXX, Financial Institution: XXX // Account Type:                *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                      Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Certificate of Deposit (CD) / Account Number: XXX, Financial                    borrower. - EV2                                                                                                                                                                                           COMMENT: 2022/XX/26: The Loan Estimate was not provided in the loan file.
                                                      Institution: XXX // Account Type: Checking / Account Number: XXX,  Institution: XXX // Account Type: Checking / Account Number: XXX,               *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      Financial Institution: XXX // Account Type: Certificate of Deposit Financial Institution: XXX // Account Type: Certificate of Deposit              to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020)
                                                      (CD) / Account Number: XXX, Financial Institution: XXX // Account  (CD) / Account Number: XXX, Financial Institution: XXX // Account               initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          COMMENT: 2022/XX/26: Closing Disclosure was provided on 02/XX/2020 which is the date of closing. There is no evidence this was presented
                                                      Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Type: Certificate of Deposit (CD) / Account Number: XXX, Financial              *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on   to borrower 3 business days prior to closing.
                                                      Institution: XXX // Account Type: Certificate of Deposit (CD) /    Institution: XXX // Account Type: Certificate of Deposit (CD) /                 Final Closing Disclosure provided on 02/XX/2020 not accurate. (Final/02/XX/2020) - EV2                                                                                                                    *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                      Account Number: XXX, Financial Institution: XXX // Account Type:   Account Number: XXX, Financial Institution: XXX // Account Type:                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2022/XX/27: The file is missing one or more of the core documents required for a review.  Please provide a complete closing
                                                      Certificate of Deposit (CD) / Account Number: XXX, Financial       Certificate of Deposit (CD) / Account Number: XXX, Financial                    (Final/02/XX/2020) - EV2                                                                                                                                                                                  package including an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                      Institution: XXX // Account Type: Certificate of Deposit (CD) /    Institution: XXX // Account Type: Certificate of Deposit (CD) /                 *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                      Account Number: XXX, Financial Institution: XXX // Account Type:   Account Number: XXX, Financial Institution: XXX // Account Type:                *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     does not match Due Diligence Loan Designation of ATR Risk.
                                                      Checking / Account Number: XXX, Financial Institution: XXX //      Checking / Account Number: XXX, Financial Institution: XXX //                   *** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at    COMMENT: 2022/XX/27: Due to lack of lender guidelines or AUS in file, loan is waterfalling to default QM/ATR standard documentation
                                                      Account Type: Certificate of Deposit (CD) / Account Number: XXX,   Account Type: Certificate of Deposit (CD) / Account Number: XXX,                least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2019) - EV1                                                                      requirements.
                                                      Financial Institution: XXX // Account Type: Certificate of Deposit Financial Institution: XXX // Account Type: Certificate of Deposit              *** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1                        *** (CLEARED) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive
                                                      (CD) / Account Number: XXX, Financial Institution: XXX // Account  (CD) / Account Number: XXX, Financial Institution: XXX // Account               *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      a copy of the Appraisal Disclosure.
                                                      Type: Certificate of Deposit (CD) / Account Number: XXX, Financial Type: Certificate of Deposit (CD) / Account Number: XXX, Financial              *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               COMMENT: 2022/XX/27: Loan Estimate with required verbiage and the Right to Receive Copy of Appraisal disclosure were not located in the
                                                      Institution: XXX // Account Type: Certificate of Deposit (CD) /    Institution: XXX // Account Type: Certificate of Deposit (CD) /                 characteristics are DTI: 55.08279%, LTV/CLTV: 41.16541%/44.58438%, Credit Score: 777, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV1                                                             file.
                                                      Account Number: XXX, Financial Institution: XXX // Account Type:   Account Number: XXX, Financial Institution: XXX // Account Type:                *** (CLEARED) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX (employer               *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      Certificate of Deposit (CD) / Account Number: XXX - EV3            Certificate of Deposit (CD) / Account Number: XXX                               unknown)/Asset Depletion) - EV1                                                                                                                                                                           determine ability to repay due to missing guidelines. Loan characteristics are DTI: 55.08279%, LTV/CLTV: 41.16541%/44.58438%, Credit
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2022/XX/26: Unable to determine aged document requirement              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    Score: 777, Occupancy: Primary, Purpose: Refinance, Rate/Term
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  for asset depletion and assets.                                                 appropriate agency. - EV1                                                                                                                                                                                 COMMENT: 2022/XX/27: Loan is missing lender guidelines or an AUS to determine if lender's ability to repay guidelines met.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  *** (OPEN) FEMA Disaster Issue: The most recent valuation                       *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.            *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide
                                                      - EV1                                                              inspection is dated prior to the most recent FEMA disaster.                     (XXX/10738377) - EV1                                                                                                                                                                                      evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                         COMMENT: 2022/XX/25: The property is located in CA.  Provide a                                                                                                                                                                                                                            COMMENT: 2022/XX/27: DTI exceeds 43%.
                                                                                                                         post-disaster inspection verifying there was no damage from XXX.                                                                                                                                                                                                                          *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                                                                                         The inspection must include exterior photos and the property must                                                                                                                                                                                                                         Employment Dates to verify two years current employment. (XXX/10738377)
                                                                                                                         be re-inspected on or after XX/XX/XXXX.                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Due to lack of lender guidelines or AUS in file, loan is waterfalling to default QM/ATR standard documentation
                                                                                                                         *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                         requirements.
                                                                                                                         COMMENT: 2022/XX/27: No AUS or guidelines in file to determine any additional conditions.
XXX       193420420 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (CLEARED) AUS/Guideline Findings: All conditions were not met   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           No       No                   VA    4/XX/2020    Purchase      Second Home XXX        $XXX                  Safe Harbor  Non QM
                                                      - EV3                                                              COMMENT: 2022/XX/27: Guidelines not provided.                                   rate used for testing. - EV2                                                                                                                                                                              Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (OPEN) Missing Document: Divorce Decree / Child Support not    *** (CLEARED) The Investor's qualifying total debt ratio is less                *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          QM.
                                                      provided - EV3                                                     than the QM qualifying total debt ratio.                                        Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         COMMENT: 2022/XX/27: Originator designation provided by investor after initial review.
                                                      *** (OPEN) Missing Document: Verification of Non-US Citizen Status COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to               *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      not provided - EV3                                                 standard QM/ATR documentation requirements.                                     application date. - EV2                                                                                                                                                                                   copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                  *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2022/XX/24: Right to receive copy of appraisal was not provided on document in file
                                                      - EV1                                                                                                                                              *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-
                                                      *** (CLEARED) The Investor's qualifying total debt ratio is less                                                                                   *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          1/Final Closing Disclosure.
                                                      than the QM qualifying total debt ratio. - EV1                                                                                                     Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2022/XX/24: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                      *** (CLEARED) Verification(s) of employment is not within 10                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                      borrower. - EV2                                                                                                                                                                                           Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                      Employment / Income Type: Wages / Start Date: 12/XX/2014 - EV1                                                                                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     application.
                                                                                                                                                                                                         (Final/04/XX/2020) - EV2                                                                                                                                                                                  COMMENT: 2022/XX/24: Creditor didn't provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   application. The affiliated business arrangement  was provided 04/XX/20  which is also the same date as the closing date.
                                                                                                                                                                                                         of application. (Initial/03/XX/2020) - EV2                                                                                                                                                                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2020)
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2022/XX/24: The Closing disclosure was provided 04/XX/20 and it was signed by the borrower 04/XX/20  which is the closing date
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or
                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163) - EV2                                                                                                   placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2020)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX  COMMENT: 2022/XX/24: The Loan estimate was issued on 03/XX/2020 and it was signed by the borrower the same date
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179) - EV2                                                                                                           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                         *** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1                                                                                                                                         Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/25: 10% tolerance fee's went from $XXX to $XXX a difference of $XXX and 41.14000%.  No cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: No valid change of circumstance provided for Title - Abstract / Title Search. Fee Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77179)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/24: There was no Valid COC  or cure provided in the document in file
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) (Missing Doc) Loan images/file not provided
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
XXX       193421649 XXX    XXX       3        3       *** (OPEN) 1003 Subject Address does not match Note address. - EV3 *** (OPEN) 1003 Subject Address does not match Note address.        2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   MD    6/XX/2020    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met -   COMMENT: 2022/XX/24: 1003 reflects city as XXX whereas city on Note             rate used for testing. - EV2                                                                                                                                                                              Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      EV3                                                                address is shown as XXX.                                                        *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          QM.
                                                      *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline    *** (OPEN) AUS/Guideline Findings: All conditions were not met                  Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         COMMENT: 2022/XX/28: Guidelines provided.
                                                      required documentation was not provided.: Borrower: XXX - EV3      COMMENT: 2022/XX/24: Missing required documents.                                *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      *** (OPEN) Credit Exception: - EV3                                 *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 copy of the Appraisal Disclosure.
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      required documentation was not provided.: Borrower: XXX                         *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399. - EV2                                                     COMMENT: 2022/XX/24: Loan Estimate containing Right to Receive Appraisal disclosure not in file.
                                                      Disaster area and has not been inspected. - EV3                    COMMENT: 2022/XX/24: The front page of borrower's identification                *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  card was not provided, only back of card in images.                             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                      file. - EV3                                                        *** (OPEN) Credit Exception:                                                    Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  application.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2022/XX/31: Missing lender's income conversion                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2022/XX/24: ABA disclosure in file is dated 6/XX/20 which is closing date. No evidence of earlier borrower receipt.
                                                      - EV3                                                              calculations.                                                                   borrower. - EV2                                                                                                                                                                                           *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN) Missing Document: Appraisal not provided                             *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                      *** (OPEN) Missing Document: Loan Underwriting and Transmittal     COMMENT: 2022/XX/25: 1004D Certificate of Completion was provided               to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                      Summary (1008) / MCAW not provided - EV3                           in documents, but initial report is missing.                                    initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                      *** (OPEN) Missing Document: Tax Certificate not provided - EV3    *** (OPEN) Missing Document: Verification of Non-US Citizen Status              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2022/XX/24: The loan estimate is missing.
                                                      *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided                                                                    (Final/06/XX/2020) - EV2                                                                                                                                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      not provided - EV3                                                 COMMENT: 2022/XX/24: The front page of borrower's identification                *** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1                                                                                                                                         Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2020)
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         card was not provided, only back of card in images.                                                                                                                                                                                                                                       COMMENT: 2022/XX/24: No proof of earlier receipt in the file.
                                                      *** (OPEN) Security Instrument address does not match Note         *** (OPEN) Security Instrument address does not match Note address.                                                                                                                                                                                                                       *** (CANCELLED) (Missing Doc) Loan images/file not provided
                                                      address. - EV3                                                     COMMENT: 2022/XX/24: Security Instrument reflects city as XXX                                                                                                                                                                                                                             COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing
                                                      *** (OPEN) Verification(s) of employment is not within 10 business whereas city on Note address is shown as XXX.                                                                                                                                                                                                                                             package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      Income Type: Wages / Start Date: 09/XX/2005 - EV3
                                                      *** (OPEN) Unable to Determine if Subject Property is  Real Estate
                                                      Owned due to missing Appraisal and Title documentation. - EV2
XXX       193421570 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee      B           B           Yes      No                   NY    12/XX/2020   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the                                                                                                                                            SHQM         SHQM
                                                      *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater                                                                                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        borrower. (0)                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                      than the greater of 1% of the loan amount or $XXX. - EV3                                                                                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2022/XX/24: 10% tolerance was exceeded by $XXX.  No valid COC provided, nor evidence of cure in file.                                                                                                                                                               Eligible)    Eligible)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         *** (CANCELLED) (Missing Doc) Loan images/file not provided - EV1                                                                                                                                         Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge  borrower. (8304)
                                                                                                                                                                                                         on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/12/XX/2020) - EV1      COMMENT: 2022/XX/24: Zero Percent Fee Tolerance exceeded for Transfer Tax Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) (Missing Doc) Loan images/file not provided
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided on 12/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/19: The CD dated 2/XX/2021 did not include the Title - State Prem Tax amount of $XXX in the total finance charges. The
                                                                                                                                                                                                                                                                                                                                                                                                                   Final CD reflect Finance Charge of $XXX, calculated Finance Charge is $XXX.
XXX       193420671 XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, - EV3         *** (CLEARED) Asset Verification Level is less than 4.: Borrower:   2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           No       No                   FL    1/XX/2018    Purchase      Second Home XXX        $XXX                  UTD          Non QM
                                                      *** (CLEARED) Asset Verification Level is less than 4.: Borrower:  XXX                                                                             Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      XXX - EV1                                                          COMMENT: 2022/XX/28: Unable to determine asset verification                     *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding     QM.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  requirements due to missing lender guidelines.                                  Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   COMMENT: 2022/XX/27: Lender restated the loan designation as Non QM
                                                      - EV1                                                              *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits.
                                                      *** (CLEARED) Missing Document: Credit Report not provided - EV1   COMMENT: 2022/XX/27: Missing guidelines.                                        prior to closing. (Interim/12/XX/2017) - EV2                                                                                                                                                              Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                         *** (CLEARED) Missing Document: Credit Report not provided                      *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    COMMENT: 2022/XX/16: The lender credit decreased without a valid COC, a cure of $XXX was reflected on the PCCD however is insufficient
                                                                                                                         COMMENT: 2022/XX/28: File only contains International Credit                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        to cure total tolerance violations for the loan.
                                                                                                                         Report.  No scores are provided and approval states no US credit                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for General Counsel Fee.  Fee Amount of $XXX     *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on
                                                                                                                         available.                                                                      exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75239) - EV2                                                                                                           12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      COMMENT: 2022/XX/16: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1               closing.
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records.  *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                         (XXX XXX/Partnership) - EV1                                                                                                                                                                               Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               borrower. (0)
                                                                                                                                                                                                         characteristics are DTI: 31.57628%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1                                                                       COMMENT: 2022/XX/16: Fees increased without a valid COC, a cure of $XXX was reflected on the PCCD however is insufficient to cure total
                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   tolerance violations for the loan.
                                                                                                                                                                                                         *** (CLEARED) Partnership Income Documentation Test: Unable to determine compliance with income documentation requirements due to missing information. (XXX XXX/Partnership) - EV1                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         *** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding        Tolerance exceeded for General Counsel Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         liabilities. (XXX/10684566) - EV1                                                                                                                                                                         borrower. (75239)
                                                                                                                                                                                                         *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is COMMENT: 2022/XX/16: Fees increased without a valid COC, a cure of $XXX was reflected on the PCCD however is insufficient to cure total
                                                                                                                                                                                                         ATR Fail. - EV1                                                                                                                                                                                           tolerance violations for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Missing guidelines.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Credit Report is missing.  International credit report is in file but does not contain credit scores.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify
                                                                                                                                                                                                                                                                                                                                                                                                                   Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Missing guidelines to determine documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 31.57628%, LTV/CLTV: 70.00000%/70.00000%, Credit
                                                                                                                                                                                                                                                                                                                                                                                                                   Score: , Occupancy: Second Home, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Lender guidelines have not been provided to verify requirements for loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Lender guidelines have not been provided to verify requirements for loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Partnership Income Documentation Test: Unable to determine compliance with income documentation requirements due to missing information. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Missing guidelines to determine documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                   provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: The loan designation was not provided.
XXX       193420120 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Guideline Requirement: Refinance purpose discrepancy.    2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.   *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No                   CA    10/XX/2019   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2022/XX/30: Based on lender guidelines, cash out is not                Unable to determine compliance with appraisal timing requirements. (Type:Primary/10/XX/2019) - EV2                                                                                                        COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review.  Please provide a complete closing
                                                      *** (OPEN) Guideline Requirement: Refinance purpose discrepancy. - available for borrower's with over 4 financed properties. Borrower              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
                                                      EV3                                                                has 10 financed properties. Lender's exception approval was not                 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                      *** (OPEN) Income documentation requirements not met. - EV3        provided.                                                                       *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Income documentation requirements not met.
                                                      is insufficient. - EV3                                             COMMENT: 2022/XX/30: REO documents were missing and unable to
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:  verify the correct tax/insurance amounts paid as well as the PITIA.
                                                      XXX, CA - EV3                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                         COMMENT: 2022/XX/30: Replacement coverage on policy is for $XXX which is less than the loan amount of $XXX and the estimated cost new from appraisal of $XXX.  There is no extended coverage on policy or a lender replacement cost estimator in the file.
XXX       193421270 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/11: The itemization of amount financed did not include the closing fee of $XXX as a prepaid finance charge.
XXX       193421836 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    1/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/11: TIL itemization did not disclose a closing settlement fee of $XXX as prepaid finance charge
XXX       193420027 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    CT    7/XX/1996    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1996 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421960 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/11: The itemization of amount financed did not include the closing fee of $XXX and title pick up fee of $XXX as prepaid finance charges.
XXX       193420206 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420626 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  CA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                                                             stamped
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421228 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 FL    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
XXX       193420330 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MI    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421118 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       HUD1, not  CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV3                                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            signed or
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      COMMENT: 2022/XX/11: Under disclosure appears to be both fee and pay stream related.  Itemization of amount financed fails to disclose                                              stamped
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              settlement fee $XXX payoff demand fee $XXX sub escrow fee $XXX courier fee 50 and under discloses PPI $XXX.  Final TIL pay stream is
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         under disclosed due to lender used unknown index lower than minimum available in look back
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 2.76010% is underdisclosed from calculated APR of 3.75007% outside of 0.250% tolerance. - EV2                  *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 2.76010% is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                   APR of 3.75007% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/11: Under disclosure appears to be both fee and pay stream related.  Itemization of amount financed fails to disclose settlement fee $XXX payoff demand fee $XXX sub escrow fee $XXX courier fee 50 and under discloses PPI $XXX.  Final TIL pay stream is under disclosed due to lender used unknown index lower than minimum available in look back
XXX       193420247 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    6/XX/2004    Purchase      Primary     XXX        $XXX
XXX       193420421 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MD    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420320 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         inquiries about the origination and making of the loan. - EV2
XXX       193420119 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 10.87500%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420546 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NY    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420347 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                                                                                               calculated Finance Charge of $XXX in the amount of $XXX.
                                                      does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                COMMENT: 2022/XX/14: TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge.
XXX       193421636 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422011 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    1/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193422177 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                 B           B           No       Yes       Final HUD1 NY    4/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193420462 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420180 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       193421723 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Broker Notice Not Provided): New York Subprime Loan: Broker did not provide disclosure at time of application stating the exact amount and                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    9/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         methodology of total compensation that broker will receive. - EV2
                                                                                                                                                                                                         *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2
                                                                                                                                                                                                         *** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to
                                                                                                                                                                                                         Section 6-m of the Banking Law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 5 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 7.62804% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of
                                                                                                                                                                                                         Prime Mortgage Market Rate XX.XX + XX.XX%, or XX.XX%.  Non-Compliant SubPrime Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421413 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    8/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Underdisclosure due to slight variation in MI payment stream. Fee itemization is in line.
XXX       193422014 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    6/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                       COMMENT: 2022/XX/18: The Lender's payment stream reflects the expiration of MI after 116 months. Based on the LTV and loan terms, the MI
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                             would be in force for 123 months.
XXX       193421443 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    3/XX/2012    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421629 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NY    1/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
XXX       193420986 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the                                                                                                                                               B           B           No       Yes       Final HUD1 CA    8/XX/2013    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                         maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  interest rate on the Final
                                                                                                                                                                                                         TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years"  P&I payment on the Final TIL does not match the maximum principal and interest payment on the loan during the first five (5) years of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount
                                                                                                                                                                                                         (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421770 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.24790% is underdisclosed from calculated APR of 6.14016% outside of 0.250% tolerance. - EV2                  calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: The TIL payment streams disclosed do not match the actual terms of the note. The figures on the Lender's Final TIL appear to reflect monthly MI in the amount of $XXX, however based on the HUD and Initial Escrow Account Disclosure the monthly MI amount would be $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.24790% is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                   APR of 6.14016% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: The TIL payment streams disclosed do not match the actual terms of the note. The figures on the Lender's Final TIL appear to reflect monthly MI in the amount of $XXX, however based on the HUD and Initial Escrow Account Disclosure the monthly MI amount would be $XXX.
XXX       193420356 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    IL    6/XX/2004    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420522 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: TIL itemization did not disclose the settlement fee of $XXX or the courier fee of $XXX as prepaid finance charges.
XXX       193421439 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    5/XX/2006    Purchase      Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421661 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                 not provided                                                                    consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                         COMMENT: 2022/XX/18: High Cost testing not complete - Premium and               *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                         terms were not documented in file                                               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420931 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    10/XX/2008   Purchase      Primary     XXX        $XXX
XXX       193421549 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.38190% is overdisclosed  B           B           No       Yes       Final HUD1 FL    4/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.38190% is overdisclosed from calculated APR of 4.22948% outside of 0.125% tolerance. -    from calculated APR of 4.22948% outside of 0.125% tolerance.
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       COMMENT: 2022/XX/20: The TIL itemization did not include the following fee(s) as prepaid finance charges: HOP Analysis Fee $XXX, Loan
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         Setup Fee $XXX, NHS Technical Asst $XXX. The TIL itemization also includes fee(s) as prepaid finance charges which were not listed on
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             the HUD-1 or are not classified as finance charges: Courier Fee of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/20: The TIL itemization did not include the following fee(s) as prepaid finance charges: HOP Analysis Fee $XXX, Loan
                                                                                                                                                                                                                                                                                                                                                                                                                   Setup Fee $XXX, NHS Technical Asst $XXX. The TIL itemization also includes fee(s) as prepaid finance charges which were not listed on the HUD-1 or are not classified as finance charges: Courier Fee of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/12: The settlement date and prepaid interest date reflect 04/XX/2008, however per the note, security instrument, and notary signature dates the correct year for these dates would have been 2009, not 2008.
XXX       193420153 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    1/XX/2014    Purchase      Investment  XXX        $XXX
XXX       193421728 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 CA    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421288 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 NM    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421828 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to          COMMENT: 2022/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          fee related.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420737 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 FL    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2
XXX       193420170 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2022/XX/19: Appraisal not provided                                     *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Prepayment Penalty Discrepancy - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420573 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2012 - EV2                                                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2013, prior to three (3) business days from transaction date of 02/XX/2013. - EV2
XXX       193421871 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420851 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
XXX       193421328 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NC    2/XX/1996    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/03: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193421421 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   FL    5/XX/2005    Refinance     Primary
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: File contains an application, HUD-1, security instrument, TIL, UW Loan Analysis and numerous post closing documentation.
XXX       193421160 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/03: Under discloure due to lender has used unknown index lower than the only index in the look back of 3.46000%
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420625 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MD    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420776 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 PA    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7)
                                                                                                                                                                                                         business days prior to note date. - EV2
XXX       193421251 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not                                                                                                                                               B           B           No       Yes       Final HUD1 FL    11/XX/2013   Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                         match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
XXX       193421680 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 FL    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
XXX       193421509 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    11/XX/2013   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                rate used for testing. - EV2                                                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/11: Unable to determine underdisclosure as the file did not contain an Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421798 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IL    3/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2021/XX/04: Unable to determine under disclosure. Itemization of finance charge was not provided.
XXX       193422148 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IN    9/XX/2006    Refinance     Primary     XXX        $XXX
XXX       193421284 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PA    7/XX/2005    Purchase      Primary     XXX        $XXX
XXX       193422163 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420377 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: 03/XX/2012 - EV2                                                                                                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 GA    5/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
XXX       193421913 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 DE    2/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420621 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 IN    8/XX/2013    Purchase      Investment  XXX        $XXX
XXX       193421096 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 FL    1/XX/2008    Purchase      Primary     XXX        $XXX
XXX       193421128 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NC    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
XXX       193421887 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability                                                                                                                                           B           B           Yes      Yes       Final HUD1 MN    1/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
XXX       193420580 XXX    XXX       2                *** (OPEN) Missing evidence of lien position on Other Financing.:                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 VA    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      Lien Position: 2 - EV3                                                                                                                             was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193420057 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2                                       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2  COMMENT: 2021/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193421290 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 MI    2/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193420252 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 OH    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420501 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 LA    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421248 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420448 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    8/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193421534 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance                                                                                                                                                 D           D           Yes      Yes       Title Co.  CA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                Closing
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                                                              Statement
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420248 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 LA    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2021/XX/01: TIL Itemization did not disclose Recording Services Fees of $XXX and a Title Courier Fee of $XXX as prepaid finance charges
XXX       193420827 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 VA    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
XXX       193421718 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420169 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      *** (CANCELLED) Income documentation requirements not met.          2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           *** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM   B           B           Yes      Yes       Final HUD1 AL    7/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Disaster area and has not been inspected. - EV3                    COMMENT: 2021/XX/06: Verification of self employment including                  *** (CANCELLED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan            (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                             SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       dates is missing.                                                               Designation of ATR Fail. - EV1                                                                                                                                                                            COMMENT: 2021/XX/06: Verification of self employment including dates is missing.  The loan is water falling to standard ATM/QM                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      *** (CANCELLED) Income documentation requirements not met. - EV1                                                                                   *** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1    documentation requirements.                                                                                                                                                                                                                                                  Eligible)    Eligible)
                                                                                                                                                                                                         *** (CANCELLED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party  *** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         records. (XXX XXX/Schedule C) - EV1                                                                                                                                                                       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (CANCELLED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX       COMMENT: 2021/XX/14: Itemization of Amount Financed does not reflect all title fees that are reflected on Final HUD-1.
                                                                                                                                                                                                         XXX/Schedule C) - EV1                                                                                                                                                                                     *** (CANCELLED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify
                                                                                                                                                                                                         *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                 Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                         *** (CANCELLED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.          COMMENT: 2021/XX/06: Verification of self employment including dates is missing.
                                                                                                                                                                                                         (XXX/9099336) - EV1                                                                                                                                                                                       *** (CANCELLED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                         *** (CANCELLED) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV1                               COMMENT: 2021/XX/06: Verification of self employment including dates is missing.  The loan is water falling to standard ATM/QM
                                                                                                                                                                                                         *** (CANCELLED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1  documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                                                                                                                                                                                                                                                                                                                                                                                   Employment Dates to verify two years current employment. (XXX/9099336)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/06: Verification of self employment including dates is missing.
XXX       193421100 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten     B           B           Yes      Yes       Final HUD1 FL    12/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      From Borrower. - EV3                                               Borrower.                                                                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for (10) business day availability for estimate of charges and terms for all other settlement charges.                                                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2021/XX/22: No assets were provided/listed to cover cash               all other settlement charges. - EV2                                                                                                                                                                       COMMENT: 2021/XX/22: Insufficient time initial date 8/XX, initial available through date 8/XX.                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  required to close.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) FEMA Disaster Issue: The most recent valuation
                                                                                                                         inspection is dated prior to the most recent FEMA disaster.
                                                                                                                         COMMENT: 2021/XX/22: The subject property is located in a FEMA
                                                                                                                         Disaster XXX that occurred XX/XX/XXXX and ended XX/XX/XXXX. An inspection verifying there was no damage to the subject property is required.
XXX       193421706 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   AL    11/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                      Original // Borrower: XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421325 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
XXX       193420836 XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    PA    10/XX/1998   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/1998.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421905 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421546 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193420994 XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or  D           D           No       No        Missing    IL    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3                                                                                                                                                                                                     original loan amount, whichever applies.
                                                      *** (CLEARED) Final Title Policy is missing. No evidence of title                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     COMMENT: 2020/XX/12: Appraisal not provided in the file.
                                                      in file. - EV1                                                                                                                                     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 16.12000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420699 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IN    9/XX/2008    Purchase      Primary     XXX        $XXX
XXX       193422174 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OH    12/XX/2000   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2019/XX/15: TIL itemization did not disclose an Wire/Affidavit fee of $XXX as prepaid finance charges.
XXX       193421429 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 VA    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421322 XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower's ability to repay not verified with                                                                                                                                               C           C           Yes      Yes       Final HUD1 NC    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              reliable documentation. - EV3
                                                                                                                                                                                                         *** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.74900% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of US Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV3
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421431 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         (H-8 Form was used and property is in the 3rd circuit) - EV2                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 COMMENT: 2020/XX/23: Under disclosed in the payment stream.  Unable to determine index used by lender; however, the lowest index
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of            available for our look back period is 2.18%.
                                                                                                                                                                                                         application. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.46550% is underdisclosed from calculated APR of 4.99324% outside of 0.125% tolerance. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193422153 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MD    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420953 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    CA    2/XX/2012    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2012 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422139 XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    11/XX/2008   Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422134 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NJ    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/05: Under disclosure due to lender used unknown index below the minimum of 1.92000% located in index
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.60750% is underdisclosed from calculated APR of 4.96792% outside of 0.250% tolerance. - EV2
XXX       193421994 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008. - EV2
XXX       193420512 XXX    XXX       1                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                        1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3
XXX       193421581 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 FL    5/XX/2008    Refinance     Primary     XXX        $XXX
XXX       193420453 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420285 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a                                                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420436 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    6/XX/2006    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421527 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421554 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CT    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421244 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MA    8/XX/2002    Purchase      Primary     XXX        $XXX
XXX       193422031 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    2/XX/2001    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing. - EV2                                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/17: TIL itemization did not disclose a Escrow fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2001, prior to three (3) business days from transaction date of 02/XX/2001. - EV2
XXX       193422159 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/18: TIL itemization did not disclose a processing fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       193421309 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003. - EV2
XXX       193421582 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      Yes       Final HUD1 IN    10/XX/2014   Refinance     Primary     XXX        $XXX                  UTD          Temporary
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/10/XX/2014) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                                      HPQM
                                                                                                                                                                                                         *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete - EV2                                                                                                                                 (Type:Primary/10/XX/2014)                                                                                                                                                                                                                                                                 (GSE/Agency
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           COMMENT: 2019/XX/15: Missing proof of delivery of appraisal to borrowers 3 business days prior to consummation.                                                                                                                                                                           Eligible)
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                         *** (OPEN) Incomplete Document: Right to Cancel (RTC) is incomplete
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the      COMMENT: 2019/XX/15: H-8 on file, H-9 required due to XXX previous and current lender.
                                                                                                                                                                                                         proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2                                                                                *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/15: Initial/Final GFE dated 8/XX/14 reflects  payment of $XXX which does not match to final payment of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/15: Initial/Final GFE dated 8/XX/14 reflected loan amount of $XXX which does not match to final loan amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in
                                                                                                                                                                                                                                                                                                                                                                                                                   Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/15: Incorrect model form of H-8 when H-9 should of been utilized. XXX is previous and current lender
XXX       193420682 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is     *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           Yes      No        Missing    TN    4/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        unreliable. - EV3                                                                                                                                                                                         COMMENT: 2025/XX/05: Loan file does not contain any origination documentation.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420668 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 MO    10/XX/1997   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2022/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1997 used as disbursement date for compliance  fee related.
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193421927 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422119 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MO    12/XX/2003   Refinance     Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421870 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  FL    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to                                                                                                                                                                                              stamped
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420748 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421289 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 AR    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421997 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 OH    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193421815 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    5/XX/2003    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance
                                                                                                                                                                                                         ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420098 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    TX    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       193420435 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 IL    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421436 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420028 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 CT    1/XX/2004    Refinance     Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421683 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MN    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421784 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TX    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 0 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/16: TIL Itemization did not disclose a Tax Cert Fee of $XXX as aprepaid finance charge.
XXX       193421023 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 IL    12/XX/2003   Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193421573 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421452 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 PA    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420997 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    PA    5/XX/1996    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1996 used as disbursement date for compliance
                                                      the standard Due on Sale clause. - EV2                                                                                                             testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420208 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193421854 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2                                                                                                                                                                B           B           Yes      Yes       Final HUD1 OH    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420192 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MI    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
XXX       193421743 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 OK    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       193421593 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2                                                                         COMMENT: 2019/XX/15: Unable to determine underdisclosure due to missing Itemization of Amount Financed.
XXX       193421181 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MN    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421637 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 LA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance  calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                            COMMENT: 2018/XX/22: Unable to determine under disclosure due to missing Itemization of Finance Charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421948 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
XXX       193421211 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MD    5/XX/2009    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421190 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421543 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 ND    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2
XXX       193420809 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
XXX       193421750 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TX    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2019/XX/29: Unable to determine under disclosure due to missing itemization of prepaid finance charges.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420266 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
XXX       193420875 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 OH    1/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                         COMMENT: 2019/XX/27: Under disclosure due to TIL itemization did not disclose a Application fee of $XXX  or a Settlement fee of $XXX
XXX       193422008 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 GA    10/XX/2007   Purchase      Primary     XXX        $XXX
XXX       193421689 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 CT    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421269 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 GA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2019/XX/30: Unable to determine reason for underdisclosure due to missing Final Itemization of Amount Financed.
XXX       193421664 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 GA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
XXX       193421260 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MN    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2019/XX/07: Unable to denote source of under disclosure as file does not contain the Itemization of Amount Financed.
XXX       193421724 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003. - EV2
XXX       193421533 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 AZ    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2019/XX/11: TIL itemization did not disclose an assignment recording fee of $XXX a Flood cert fee of $XXX a Settlement fee of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXXa courier fee of $XXX and a wire fee of $XXX as prepaid finance charge.
XXX       193422107 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420304 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 SC    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         did not start as an ARM. - EV2                                                                                                                                                                            COMMENT: 2021/XX/18: TIL Itemization disclosed a prepaid interest of $XXX, as a prepaid finance charge, which is not reflected on the
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) hud.  TIL itemization did not disclose an attorney closing  fee of $XXX and title courier fee of $XXX as prepaid finance charges, that
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2                                                                                                                                 are reflected on the hud.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420529 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    3/XX/2004    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421263 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA                                                                          2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service   B           B           Yes      Yes       Final HUD1 TX    4/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Disaster area and has not been inspected. - EV3                                                                                                    all other settlement charges. - EV2                                                                                                                                                                       providers at the time the Good Faith Estimate was provided.                                                                                                                                                                                                                  SHQM         SHQM
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2  COMMENT: 2019/XX/19: The SSPL list was not attached to the GFE provided on 3/XX/19                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Eligible)    Eligible)
                                                      not provided - EV3
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2
XXX       193420160 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee      B           B           Yes      No                   NY    5/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   borrower. (0)                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/29: The total amount of fees exceed the tolerance and no cure was provided to the borrower.                                                                                                                                                                 Eligible)    Eligible)
XXX       193420173 XXX    XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2                                                                                                                                                                          B           B           Yes      No                   NC    10/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421890 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   FL    3/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      From Borrower. - EV3                                               Borrower.                                                                       tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the                                                                                                                                             SHQM         SHQM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2022/XX/05: Missing evidence of $XXX EMD and Appraisal Fee             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee      borrower. (8304)                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  paid outside of closing.                                                        Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204) - EV2                                                                                            COMMENT: 2022/XX/05: Missing valid COC and no cure provided.                                                                                                                                                                                                                 Eligible)    Eligible)
                                                                                                                         *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                               Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was
                                                                                                                         COMMENT: 2022/XX/05: The property is located in XXX, FL.  Provide a                                                                                                                                                                                                                       provided to the borrower. (77204)
                                                                                                                         post-disaster inspection verifying there was no damage from XXX.                                                                                                                                                                                                                          COMMENT: 2022/XX/05: Missing valid COC and no cure provided.
                                                                                                                         The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX.
XXX       193422140 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal       *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA         B           B           Yes      Yes       Final HUD1 UT    3/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                        Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of                                                                                                                                            SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for application.                                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       COMMENT: 2022/XX/05: Creditor did not provide Servicing Disclosure Statement to applicant within three business days of application.                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           *** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure COMMENT: 2022/XX/02: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (CANCELLED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1
XXX       193421715 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA       B           B           Yes      No                   TX    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of                                                                                                                                          SHQM         SHQM
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 12/XX/2016 contains a change in APR and was not received by  application.                                                                                                                                                                                                                                                                 (GSE/Agency  (GSE/Agency
                                                      not provided - EV3                                                                                                                                 borrower at least three (3) business days prior to consummation - EV2                                                                                                                                     COMMENT: 2021/XX/16: The signed ABA provided was dated 12/XX/2016.                                                                                                                                                                                                           Eligible)    Eligible)
XXX       193420999 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   IN    11/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                      EV3                                                                COMMENT: 2021/XX/17: All conditions not met due to missing Credit               Safe Harbor QM. - EV3                                                                                                                                                                                     (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                       SHQM         QM
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      Report.                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2021/XX/17: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation                                                                                                                                       (GSE/Agency
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                                                                  rate used for testing. - EV2                                                                                                                                                                              of Safe Harbor QM due to missing Credit Report.                                                                                                                                                                                                                              Eligible)
                                                      - EV3                                                                                                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment        *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                      *** (OPEN) The verification of employment is not within 10                                                                                         history for current and/or prior employment. (XXX/9628256) - EV2                                                                                                                                          2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/9628256)
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/17: Missing Employment Dates to verify two years employment history for prior employment due to missing third party
                                                      Employment / Income Type: Wages / Start Date: 04/XX/2013 - EV3                                                                                                                                                                                                                                                                                               verification.
                                                      *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment /
                                                      Income Type: Wages / Start Date: 04/XX/2013 - EV3
XXX       193421609 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   NJ    9/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Higher
                                                      EV3                                                                COMMENT: 2022/XX/04: Per DU, the collection with XXX was omitted                Higher Priced QM. - EV3                                                                                                                                                                                   (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM.                                                                                                                                                                                     SHQM         Priced QM
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  from borrower's debt and documentation that supports the omission               *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  COMMENT: 2021/XX/27: Due to points and fees.                                                                                                                                                                                                                                 (GSE/Agency
                                                      not provided - EV3                                                 was required and is missing from the loan file.                                 *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Total of        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing                                                                                                                                              Eligible)
                                                      *** (OPEN) Missing Document: Tax Certificate not provided - EV3    *** (OPEN) Missing Document: Tax Certificate not provided                       Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/09/XX/2016) - EV2     Disclosure provided on 09/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments
                                                                                                                         COMMENT: 2021/XX/28: Tax Certs provided do not reflect the actual               *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding     for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2016). (Final/09/XX/2016)
                                                                                                                         taxes used to qualify.  Please provide an updated Tax Cert                      Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   COMMENT: 2021/XX/27: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX. Due to violation is a material
                                                                                                                         reflecting the correct monthly tax expenses.                                                                                                                                                                                                                                              violation, the following is required:  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery,
                                                                                                                                                                                                                                                                                                                                                                                                                   Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                                                                                                                                                                                                                                   Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/27: A valid change of circumstance was not provided. Lender credit is calculated by taking the total credit minus the tolerance cure which is lower than the baseline credit.
XXX       193421357 XXX    XXX       3        3       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   PA    6/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      not provided - EV3                                                 not provided                                                                    Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                                                                                               (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                 SHQM         HPQM
                                                                                                                         COMMENT: 2021/XX/15: File is missing the Mortgage Insurance                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2021/XX/15: Subject loan does not meet the requirements of Temporary SHQM (GSE/Agency Eligible) due to failing the QM points                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                         Certificate to verify lender obtained coverage of at least 18% with             rate used for testing. - EV2                                                                                                                                                                              and fees test.                                                                                                                                                                                                                                                               Eligible)    Eligible)
                                                                                                                         an MI loan-level price adjustment, or mortgage insurance coverage               *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.56800% on Final Closing Disclosure provided on 06/XX/2016 is under-disclosed from the       *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                                                                                         of 35% as required by DU Condition #12. Upon receipt of the missing             calculated APR of 5.81130% outside of 0.125% tolerance. (Final/06/XX/2016) - EV2                                                                                                                          Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                         Mortgage Insurance Certificate, additional conditions may apply.                *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Finance Charge on  COMMENT: 2022/XX/04: File is missing proof of the Rate Lock date. Worst case scenario between the creditor application date and the page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016) - EV2         transaction date has been used to determine the rate used for testing.
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 5.56800% on Final Closing
                                                                                                                                                                                                         (Initial/06/XX/2016) - EV2                                                                                                                                                                                Disclosure provided on 06/XX/2016 is under-disclosed from the calculated APR of 5.81130% outside of 0.125% tolerance. (Final/06/XX/2016)
                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding      COMMENT: 2021/XX/16: Final Closing Disclosure disclosed an APR of 5.568%; calculated APR is 5.8113%. Difference of 0.2433% is outside of
                                                                                                                                                                                                         Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   the 0.125% tolerance.
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                               provided on 06/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee   amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016)
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1                                                                               COMMENT: 2021/XX/16: Final Closing Disclosure disclosed a finance charge of $XXX; calculated finance charge is $XXX, which is a difference of $XXX for the subject purchase transaction. Unable to verify the underdisclosure due to missing the Itemization of Amount
                                                                                                                                                                                                                                                                                                                                                                                                                   Financed.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/15: Initial Closing Disclosure dated 06/XX/2016 was not signed and dated by the borrower. File is missing evidence the borrower received the Initial Closing Disclosure at least 3 business days prior to the closing date of 06/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                                                                                                                                                                                                                                   Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/15: Initial Loan Estimate disclosed a Lender Credit in the amount of -$XXX which decreased to -$XXX on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the decrease of $XXX was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                   Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/04: Transfer Taxes were  disclosed as $XXX on the Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   Sufficient cure of $XXX was provided to the borrower on the Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                   Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/04: Appraisal Re-Inspection Fee was not disclosed on the Initial Loan Estimate, but disclosed as $XXX on the Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure. Sufficient cure of $XXX was provided to the borrower on the Final Closing Disclosure.
XXX       193420033 XXX    XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note  *** (OPEN) Employment was not verified within 10 days of the note   2           *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower's ability  *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential   B           B           Yes      Yes       Final HUD1 MN    8/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      date.: Borrower: XXX // Employment Type: Employment / Income Type: date.: Borrower: XXX // Employment Type: Employment / Income Type:              to repay not verified with reliable documentation. - EV2                                                                                                                                                  Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.                                                                                                                                                         SHQM         SHQM
                                                      Wages / Start Date: 08/XX/2005, Borrower: XXX // Employment Type:  Wages / Start Date: 08/XX/2005, Borrower: XXX // Employment Type:               *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           COMMENT: 2021/XX/27: Missing VOE for both borrowers.                                                                                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                      Employment / Income Type: Wages / Start Date: 08/XX/2009 - EV3     Employment / Income Type: Wages / Start Date: 08/XX/2009                        *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost                                                                                                                                      Eligible)    Eligible)
                                                                                                                         COMMENT: 2021/XX/27: Missing VOE for the borrowers primary                      *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    Booklet.
                                                                                                                         employment                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/27: Unable to locate verification of receipt.
XXX       193420178 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Income Docs Missing:: Borrower: XXX                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                  B           B           Yes      Yes       Final HUD1 TX    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2021/XX/16: Missing verification of the borrower's primary             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               self employment.                                                                all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
                                                      not provided - EV3
XXX       193422167 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not      *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, B           B           Yes      Yes       Final HUD1 NJ    1/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                            including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance,                                                                                                                                       SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the    for the loan.                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         total payment amount for the loan. - EV2                                                                                                                                                                  COMMENT: 2021/XX/16: Final TIL disclosed an escrow payment of $XXX. Documentation provided in the file verifies an escrow payment of                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          $XXX. Difference of $XXX is due to the Final HUD-1 disclosed a monthly real estate tax payment of $XXX however, the Tax and Insurance
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  Information Sheet dated 01/XX/2015 verifies a monthly real estate tax payment of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2                                                                                                                               Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the         COMMENT: 2021/XX/16: Final TIL disclosed a total payment of $XXX. Documentation provided in the file verifies a total payment of $XXX.
                                                                                                                                                                                                         creditor application date. - EV2                                                                                                                                                                          Difference of $XXX is due to the Final HUD-1 disclosed a monthly real estate tax payment of $XXX however, the Tax and Insurance
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR     Information Sheet dated 01/XX/2015 verifies a monthly real estate tax payment of $XXX.
                                                                                                                                                                                                         inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2                                                                                                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/16: Affiliated Business Arrangement Disclosure dated 12/XX/2014 is not within 3 business days of the application date of 12/XX/2014.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/16: Servicing Disclosure Statement dated 12/XX/2014 is not within 3 business days of the application date of
                                                                                                                                                                                                                                                                                                                                                                                                                   12/XX/2014.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure):
                                                                                                                                                                                                                                                                                                                                                                                                                   Initial TIL was not sent within three (3) business days of the creditor application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/16: Initial TIL dated 12/XX/2014 is not within 3 business days of the application date of 12/XX/2014.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/16: Initial TIL disclosed an APR of 4.01%. Final TIL disclosed an APR of 4.337% and the increase of .327% exceeds the allowable spread of.125%. The Final TIL was not received by the borrower at least 3 business days prior to closing due to the spread of the APR's.
XXX       193421296 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                  B           B           Yes      No                   ID    7/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421924 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 06/XX/2013 - EV2                                                                                                                                                                                                                                   B           B           No       Yes       Final HUD1 OR    7/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
XXX       193421617 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           No       Yes       Final HUD1 TX    7/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193421932 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421113 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           No       Yes       Final HUD1 PA    6/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
XXX       193421947 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 LA    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421755 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
XXX       193421271 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420290 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 UT    10/XX/2007   Refinance     Primary     XXX        $XXX
XXX       193420152 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421621 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    7/XX/2003    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420555 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    2/XX/2002    Purchase      Primary     XXX        $XXX
XXX       193420254 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 TX    7/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421446 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 MD    12/XX/2011   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR
                                                                                                                                                                                                         inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
XXX       193420568 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TX    4/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421970 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 TN    11/XX/2007   Purchase      Primary     XXX        $XXX
XXX       193420595 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420051 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.22300% is underdisclosed from calculated APR of 6.59002% outside of 0.125% tolerance. -   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 VA    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2019/XX/29: Final TIL did not include PMI and no evidence of another final TIL or updated TIL
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421722 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 GA    8/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421969 XXX              3                                                                                                                                                       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/04: Loan file does not contain any origination documentation.
XXX       193421196 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      Yes       Final HUD1 CA    8/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  is insufficient.                                                                Non QM. - EV3                                                                                                                                                                                             (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                               SHQM
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount COMMENT: 2022/XX/09: Estimate of replacement value was not provided             *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                     COMMENT: 2022/XX/09: 1120S was not signed and dated by the borrower. Borrower used paid Preparer                                                                                                                                                                             (GSE/Agency
                                                      is insufficient. - EV3                                                                                                                             *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not                                                                                                                                                                                                                                                                                   Eligible)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                      *** (OPEN) Hazard Insurance Policy expires within 90 days of the                                                                                   *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the
                                                      Note Date. - EV2                                                                                                                                   total payment amount for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015) - EV2
XXX       193422034 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                               *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien                                                    B           B           No       No        HELOC      MI    4/XX/2004    Refinance     UTD         XXX        $XXX
                                                      file. - EV3                                                        file.                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance  COMMENT: 2019/XX/01: Agreement to Provide Insurance reflects XXX as second lien holder.                                                                                             Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2019/XX/01: File does not contain either Preliminary or                testing. - EV2                                                                                                                                                                                            *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with
                                                      *** (CLEARED) ARM Error: Margin was not provided - EV1             Final Title                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    rescission timing requirements.
                                                                                                                                                                                                         *** (OPEN) Michigan Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                    COMMENT: 2019/XX/01: RTC is not dated on signature line
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421671 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 TX    12/XX/2003   Purchase      Investment  XXX        $XXX
XXX       193421866 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan                                                                                            *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      application.: Disclosure: FHA - Informed Consumer Choice                                                                                           rate used for testing. - EV2
                                                      Disclosure (Government Documents) - EV3                                                                                                            *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    consummation. A lookback was performed to determine this application date. - EV2 not provided - EV3
XXX       193420095 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 UT    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan                                                                                            *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2 application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193420893 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    8/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421557 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 VA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
XXX       193421237 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 SC    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193421507 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance                                                                                                                                           B           B           No       No        Missing    OR    12/XX/2004   Refinance     Investment  XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420739 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       Yes       HELOC      CA    6/XX/2006    Refinance     Second Home XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to                                                                                                                                                                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193421043 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       No        HELOC      CA    7/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
XXX       193422212 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      NY    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to                                                                                                                                                                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002. - EV2
XXX       193420617 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    MO    6/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  compliance with fee disclosure requirements. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421936 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 KY    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421033 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    11/XX/1999   Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193422123 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is     *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           Yes      No        Missing    MI    5/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        unreliable. - EV3                                                                                                                                                                                         COMMENT: 2025/XX/05: File contains only security instrument
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
XXX       193421344 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage      B           B           Yes      Yes       Final HUD1 MI    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2022/XX/02: Appraisal not provided                                     documentation. - EV2                                                                                                                                                                                      Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2022/XX/01: The loan file contains the following third-party documentation:  1) income/asset verification ( bank statements.)
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                rate used for testing. - EV2                                                                                                                                                                              2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2009 used as disbursement date for compliance  analysis (1008,).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                            repay provision. No VOE.
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.46430% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% +   *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.46430% or Final Disclosure APR
                                                                                                                                                                                                         XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                                      of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/01: The loan file contains the following third-party documentation:  1) income/asset verification ( bank statements.)
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a    2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability
                                                                                                                                                                                                         creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                   analysis (1008,).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to repay provision. No VOE.
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Balloon Feature): Michigan Consumer Mortgage Protection Act:  Mortgage loan of less than five (5) years does not fully amortize with regular        calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         periodic payments. - EV2                                                                                                                                                                                  COMMENT: 2022/XX/01: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                         Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2009, prior to three (3) business days from transaction date of 11/XX/2009. - EV2
XXX       193421433 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a                                                                                                                                             B           B           Yes      Yes       Final HUD1 MI    2/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
XXX       193421150 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 MI    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2022/XX/02: Appraisal not provided                                     testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Balloon Feature): Michigan Consumer Mortgage Protection Act:  Mortgage loan of less than five (5) years does not fully amortize with regular periodic payments. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421112 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NE    11/XX/1998   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Valuation Error: APN Number not provided.: Valuation                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      Type: Appraisal / Valuation Report Date: 10/XX/1998 - EV2                                                                                                                                                                                                                                                                                                    COMMENT: 2019/XX/10: Unable to determine reason for underdisclosure due to missing Itemization of Amount Financed.
XXX       193421940 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 OR    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420697 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NV    7/XX/1997    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421987 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420068 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2021/XX/30: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.
XXX       193421191 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for                                                                                                                                           B           B           Yes      Yes       Final HUD1 NJ    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193420674 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    9/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421845 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420411 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 CA    4/XX/2013    Refinance     Primary     XXX        $XXX
XXX       193420841 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to                                                                                                                                                B           B           Yes      Yes       Final HUD1 SC    11/XX/2008   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193420461 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 ME    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     COMMENT: 2022/XX/25: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                       *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421954 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    8/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420709 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 AR    4/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2022/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.98910% is underdisclosed from calculated APR of 5.15323% outside of 0.125% tolerance. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420618 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NY    9/XX/2013    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193420689 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 SC    11/XX/2012   Purchase      Investment  XXX        $XXX
XXX       193420158 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    12/XX/2009   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421056 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 AL    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421393 XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PA    12/XX/2013   Purchase      Investment  XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 12/XX/2013 - EV3
XXX       193421711 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422111 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NC    8/XX/2003    Purchase      Investment  XXX        $XXX
XXX       193420718 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 WI    10/XX/2011   Refinance     Primary     XXX        $XXX
XXX       193420794 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 AZ    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420930 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
XXX       193420201 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 TX    5/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420325 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           D           D           Yes      Yes       HUD1, not  AZ    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 07/XX/2009 - EV3                                                                                             testing. - EV3                                                                                                                                                                                            COMMENT: 2022/XX/15: Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.                                                                            signed or
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     You will                                                                                                                                                                            stamped
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7)
                                                                                                                                                                                                         business days prior to note date. - EV2
XXX       193420780 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 KY    3/XX/2005    Refinance     Investment  XXX        $XXX
XXX       193422072 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    8/XX/2004    Purchase      Primary     XXX        $XXX
XXX       193420708 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/26: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX
XXX       193421738 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 TX    8/XX/2002    Refinance     Primary     XXX        $XXX
XXX       193420653 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    8/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
XXX       193421935 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
XXX       193420342 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NJ    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/27: TIL Itemization did not disclose the application fee of $XXX and the notice of settlement fee of $XXX as prepaid
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated   finance charges.  The Lender's TIL reflects MI dropping off after 246 months, however, the audited TIL indicates MI should drop off
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2                                                                              after 235 months.
XXX       193420117 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MO    4/XX/2009    Refinance     Primary     XXX        $XXX
XXX       193421840 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NM    7/XX/1998    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421002 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 WA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421702 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193422064 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/28: TIL Itemization does did not included Application fee of $XXX and Courier fee off $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   Loan Discount fee per final HUD is $XXX and per TIL Itemization is $XXX.
XXX       193420246 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2022/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420398 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    11/XX/2009   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                                                                                                                                                                                                                          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed
XXX       193421031 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    12/XX/2002   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to          COMMENT: 2022/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420905 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NM    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     consummation. A lookback was performed to determine this application date. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421877 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MS    9/XX/2000    Purchase      Primary     XXX        $XXX
XXX       193420799 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CA    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
XXX       193421716 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    PA    8/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2002 used as disbursement date for compliance testing. - EV2
XXX       193421708 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 IL    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193420842 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 OR    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420444 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 LA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
XXX       193421571 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    3/XX/2013    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2020/XX/20: Unable to determine under disclosure due to the TIL itemization of amount financed did not disclose any prepaid
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       charges.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421986 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 TX    8/XX/2003    Purchase      Primary     XXX        $XXX
XXX       193421258 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 NH    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193422098 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 KY    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/06: Unable to determine under disclosure, due to missing itemization of amount financed.
XXX       193420259 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    8/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
XXX       193420764 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2                                                                                                                                          B           B           Yes      No                   CA    4/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      From Borrower. - EV3                                               Borrower.                                                                       *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2019, prior to three (3) business days                                                                                                                                                                                                                                                                              SHQM         SHQM
                                                                                                                         COMMENT: 2021/XX/30: Missing paid invoices for POC taxes and                    from transaction date of 04/XX/2019. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                         insurance shown on final CD.                                                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount                                                                                                                                                                                                                                                                                Eligible)    Eligible)
                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7200) - EV1
XXX       193420711 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    7/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                                                                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                                                                                                                     SHQM         SHQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                 COMMENT: 2021/XX/01: Unable to determine the fee under disclosure due to missing Itemization of Amount Financed.                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420365 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   IL    10/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193422186 XXX    XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note  *** (OPEN) Employment was not verified within 10 days of the note   2           *** (OPEN) Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 4.34240% or Final Disclosure APR of XX.XX% is in excess of allowable threshold  *** (OPEN) Massachusetts HPML Threshold Test Compliant: Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 4.34240% or    B           B           Yes      No                   MA    12/XX/2016   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      date.: Borrower: XXX // Employment Type: Employment / Income Type: date.: Borrower: XXX // Employment Type: Employment / Income Type:              of APOR XX.XX% + XX.XX%, or XX.XX% Compliant Higher Priced Loan. - EV2                                                                                                                                    Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% + XX.XX%, or XX.XX% Compliant Higher Priced Loan.                                                                                                                                          SHQM         SHQM
                                                      Wages / Start Date: 04/XX/2008 - EV3                               Wages / Start Date: 04/XX/2008                                                                                                                                                                                                                                                            COMMENT: 2022/XX/27: Loan APR on the subject property was disclosed above allowable threshold per guidelines.                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) The verification of employment is not within 10         COMMENT: 2022/XX/27: WVOE is dated 11.XX.2016 and Note is dated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Eligible)    Eligible)
                                                      business days of the Note.: Borrower: XXX // Employment Type:      12.XX.2016. VOE is not within 10 Business days of the Note.
                                                      Employment / Income Type: Wages / Start Date: 04/XX/2008 - EV3     *** (OPEN) The verification of employment is not within 10 business
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  Income Type: Wages / Start Date: 04/XX/2008
                                                      Income Type: Wages / Start Date: 04/XX/2008 - EV3                  COMMENT: 2022/XX/27: VOE was not provided within 10 business days of note.
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                                                                                         Income Type: Wages / Start Date: 04/XX/2008
                                                                                                                         COMMENT: 2022/XX/27: WVOE is dated 11.XX.2016 and Note is dated
                                                                                                                         12.XX.2016. VOE is not within 10 Business days of the Note.
XXX       193422195 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days      *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on         B           B           Yes      No                   CA    12/XX/2017   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  prior to closing. (Interim/12/XX/2017) - EV2                                                                                                                                                              12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)                                                                                                                                                                   SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/20: Evidence of earlier borrower receipt was not found in file.                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420945 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   TX    3/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421069 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Income documentation requirements not met.               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      Yes       Final HUD1 TX    12/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2022/XX/28: Missing verification of existence of co-                   Non QM. - EV3                                                                                                                                                                                             (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                               SHQM
                                                      *** (OPEN) Income documentation requirements not met. - EV3        borrower's self employed business dated within 30 days prior to                 *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX            COMMENT: 2022/XX/27: Waterfall exception due to LP Approval condition not met.                                                                                                                                                                                               (GSE/Agency
                                                                                                                         Note date as required per LP Approval.                                          XXX/Schedule C) - EV3                                                                                                                                                                                     *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly                                                                                                                                           Eligible)
                                                                                                                                                                                                         *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3       income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Waterfall exception due to LP Approval condition not met.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/27: Waterfall exception due to LP Approval condition not met.
XXX       193422053 XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, OH - EV3      *** (OPEN) REO Documents are missing.: Address: XXX, OH             1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 GA    7/XX/2015    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                                                                                         COMMENT: 2022/XX/23: The file is missing Tax and Insurance verification for REO located at XXX, OH:
XXX       193420004 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      No                   FL    3/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    ATR Fail
                                                      From Borrower. - EV3                                               required documentation was not provided.: Borrower: XXX                         ATR Fail. - EV3                                                                                                                                                                                           (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                             SHQM
                                                      *** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline    COMMENT: 2022/XX/18: File is missing the borrower's updated                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   COMMENT: 2022/XX/18: File is missing verification of employment.                                                                                                                                                                                                             (GSE/Agency
                                                      required documentation was not provided.: Borrower: XXX - EV3      Resident Alien Card                                                             (XXX XXX/Wages) - EV3                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2                                                                                                                                       Eligible)
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3      *** (OPEN) The verification of employment is not within 10 business             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the       employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) The verification of employment is not within 10         days of the Note.: Borrower: XXX // Employment Type: Employment /               appropriate agency. - EV3                                                                                                                                                                                 COMMENT: 2022/XX/18: File is missing verification of employment.
                                                      business days of the Note.: Borrower: XXX // Employment Type:      Income Type: Wages / Start Date: 01/XX/2012                                     *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of    *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence
                                                      Employment / Income Type: Wages / Start Date: 01/XX/2012 - EV3     COMMENT: 2022/XX/18: File is missing VVOE                                       XXX on Final Closing Disclosure provided on 03/XX/2018 not accurate. (Final/03/XX/2018) - EV2                                                                                                             loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2018 disclosed an    COMMENT: 2022/XX/18: Income requirements were not met. waterfall to ATR/QM standards
                                                                                                                                                                                                         escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1939726) - EV2                                                                                        *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2018 disclosed an    Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2018 not accurate.
                                                                                                                                                                                                         escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1939725) - EV2                                                                                        (Final/03/XX/2018)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2018 did not disclose Amount COMMENT: 2022/XX/18: Page 1 of the final CD reports the estimated escrows to be $XXX but the system is calculating $XXX
                                                                                                                                                                                                         of Non-Escrowed Property Costs over Year 1 (Final/03/XX/2018) - EV2                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     Payments: Final Closing Disclosure provided on 03/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the
                                                                                                                                                                                                         (Final/03/XX/2018) - EV2                                                                                                                                                                                  actual payment for the loan. (ProjSeq:2/1939726)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Page 1 of the final CD reports the estimated escrows to be $XXX but the system is calculating $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                   Payments: Final Closing Disclosure provided on 03/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1939725)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Page 1 of the final CD reports the estimated escrows to be $XXX but the system is calculating $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 03/XX/2018 did not disclose Amount of Non-Escrowed Property Costs over Year 1 (Final/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Page 1 of the final CD reports the estimated escrows to be $XXX but the system is calculating $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/03/XX/2018)
XXX       193421608 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   CA    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      *** (OPEN) The verification of employment is not within 10                                                                                         Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                                                                                               (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                 SHQM         HPQM
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Homebuyer Education.  Fee Amount of $XXX     COMMENT: 2022/XX/18: Loan is HPML.                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      Employment / Income Type: Wages / Start Date: 05/XX/2014 - EV3                                                                                     exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7543) - EV2                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                                                                        Eligible)    Eligible)
                                                      *** (OPEN) The verification of employment is not within 10                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    Tolerance exceeded for Homebuyer Education.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                      tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    borrower. (7543)
                                                      Employment / Income Type: Wages / Start Date: 02/XX/2017 - EV3                                                                                     *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018  COMMENT: 2022/XX/19: Homebuyer Education Fee of $XXX Fee was not disclosed on Loan Estimate.
                                                                                                                                                                                                         disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2018) - EV1                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: Transfer Tax Fee of $XXX paid by the Seller reflected on the Seller CD Fee was not disclosed on Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                   Loan Disclosures: Final Closing Disclosure provided on 06/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/06/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/18: The flood insurance monthly policy amount does not match.
XXX       193420854 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   OH    2/XX/2018    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/10: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, a final 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.
XXX       193420219 XXX    XXX       3        3       *** (OPEN) Hazard Insurance policy does not list Lender or                                                                             1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   OR    9/XX/2017    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      Servicer and its successors and assigns, per guideline                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    SHQM         SHQM
                                                      requirements. - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420544 XXX    XXX       1        1                                                                                                                                              1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero       A           A           Yes      No                   CA    6/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                               Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   to the borrower at Closing. (7506)                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/31: Zero Percent Fee Tolerance exceeded for Appraisal Fee, with cure provided.                                                                                                                                                                              Eligible)    Eligible)
XXX       193420656 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   FL    12/XX/2016   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      From Borrower. - EV3                                               Borrower.                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the                                                                                                                                             SHQM         SHQM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2022/XX/23: File is missing evidence of borrower's EMD for             tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    borrower. (8304)                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  $XXX. Cancelled check and the source of funds is missing.                                                                                                                                                                                                                                 COMMENT: 2022/XX/31: 10% tolerance was exceeded by $XXX due to an increase of recording fee.  No valid COC provided, nor evidence of                                                                                                                                         Eligible)    Eligible)
                                                      *** (OPEN) Missing Document: Official Check not provided - EV3     *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                 cure in file with total Cure remaining $XXX.
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   inspection is dated prior to the most recent FEMA disaster.
                                                      not provided - EV3                                                 COMMENT: 2022/XX/31: The property is located in a FEMA disaster area.  The post-disaster inspection was missing from this file verifying there was no damage after the recent Disaster End date
                                                                                                                         XX/XX/XXXX.
                                                                                                                         *** (OPEN) Missing Document: Official Check not provided
                                                                                                                         COMMENT: 2022/XX/31: Official Check for Earn Money Down for
                                                                                                                         reported $XXX was missing in this file.
                                                                                                                         *** (OPEN) Missing Document: Purchase Agreement / Sales Contract
                                                                                                                         not provided
                                                                                                                         COMMENT: 2022/XX/31: Purchase agreement was missing in this file.
XXX       193420960 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   WA    11/XX/2017   Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                      EV3                                                                COMMENT: 2022/XX/17: Missing Credit Report.                                     Safe Harbor QM. - EV3                                                                                                                                                                                     (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                       SHQM         QM
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - COMMENT: 2022/XX/17: Loan designation failure due to QM failure.  This exception will be cleared once all QM specific exceptions have                                                                                                                                        (GSE/Agency
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  EV2                                                                                                                                                                                                       been cured/cleared. Missing Credit Report.                                                                                                                                                                                                                                   Eligible)
                                                      not provided - EV3                                                                                                                                 *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    borrower. (0)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    COMMENT: 2022/XX/01: 10% tolerance was exceeded by $XXX due to increase of recording fees.  No valid COC provided, insufficient cure was
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  provided at closing.
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/01: Transfer Tax was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/01: Appraisal Re-Inspection Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/01: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
XXX       193421775 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   NY    3/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Higher
                                                      EV3                                                                COMMENT: 2022/XX/22: Missing full credit report.                                Higher Priced QM. - EV3                                                                                                                                                                                   (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Higher Priced QM.                                                                                                                                                                                     SHQM         Priced QM
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      *** (OPEN) Missing Document: Credit Report not provided                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                        COMMENT: 2022/XX/31: The spread between the APOR and APR exceeds the maximum allowable tolerance.                                                                                                                                                                            (GSE/Agency
                                                                                                                         COMMENT: 2022/XX/22: Missing full credit report.                                *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 03/XX/2016 contains a change in APR and was not received by  *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or                                                                                                                                       Eligible)
                                                                                                                                                                                                         borrower at least three (3) business days prior to consummation - EV2                                                                                                                                     after 03/XX/2016 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       COMMENT: 2022/XX/31: Proof of receipt of interim CD's not provided. Applying the mailing rule, CD was not provided at least three
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            business days prior to closing.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   borrower. (7520)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    COMMENT: 2022/XX/31: Fee increased without valid Chance Of Circumstance. A cure of $XXX was listed on the Final CD but an itemization
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    not provided.  Unable to accurately determine which tolerance exceptions were cured.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/31: Fee increased without valid Chance Of Circumstance. A cure of $XXX was listed on the Final CD but an itemization not provided.  Unable to accurately determine which tolerance exceptions were cured.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/31: Fee increased without valid Chance Of Circumstance. A cure of $XXX was listed on the Final CD but an itemization not provided.  Unable to accurately determine which tolerance exceptions were cured.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/31: Fee increased without valid Chance Of Circumstance. A cure of $XXX was listed on the Final CD but an itemization not provided.  Unable to accurately determine which tolerance exceptions were cured.
XXX       193421222 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXX  *** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan    B           B           Yes      No                   AZ    9/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018) - EV2                                                                                                                 Disclosures: Amount of Estimated Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 09/XX/2018 not accurate.                                                                                                                                          SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/09/XX/2018)                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/31: Property Tax 1yr.                                                                                                                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                   Hazard Insurance monthly = $XXX X 12 = $XXX Tax monthly = $XXX X 12 = $XXX HOA Dues monthly = $XXX X 12 = $XXX Total = $XXX Lender used
                                                                                                                                                                                                                                                                                                                                                                                                                   Taxes of $XXX monthly X 12 = $XXX
XXX       193420281 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 AL    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to
                                                      Documents) - EV3                                                   COMMENT: 2022/XX/22: High Cost testing complete - Premium and terms             consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file
                                                      - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193422020 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 IN    4/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193422120 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    NY    2/XX/1999    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420104 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NC    2/XX/2011    Refinance     Primary     XXX        $XXX
XXX       193421265 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 GA    1/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2018/XX/06: The final TIL's payment stream is incorrect and uses a lower MIP monthly payment amount.  MIP payment verified on the 092900-A and the final HUD.
XXX       193421217 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420363 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
XXX       193421898 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420550 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 KY    11/XX/2002   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002. - EV2
XXX       193420080 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 LA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420253 XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               *** (OPEN) Income documentation requirements not met.               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           No       No                   HI    7/XX/2019    Purchase      Second Home XXX        $XXX                  Temporary    Safe Harbor
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2023/XX/05: The AUS required a signed and dated 4506T                  Safe Harbor QM. - EV3                                                                                                                                                                                     (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                       SHQM         QM
                                                                                                                         which is missing.                                                               *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to  COMMENT: 2023/XX/05: The loan was AUS approved with an originator loan designation of Temporary SHQM, but an AUS required 4506T is                                                                                                                                           (GSE/Agency
                                                                                                                                                                                                         closing. - EV2                                                                                                                                                                                            missing which resulted in a Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                Eligible)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/03: The signed Notice of Special Flood Hazard Disclosure was signed and dated at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/03: Fee Amount of $XXX exceeds tolerance of $XXX. File does not contain a valid COC for this fee, nor evidence of sufficient cure. The lender credit on the final CD is XXX.
XXX       193421121 XXX    XXX       1        1                                                                                                                                              1           *** (CLEARED) TRID Esign Consent Agreement Status: ESIGN Act - Loan file does not contain evidence of borrower's consent to receive electronic disclosures. - EV1                                                                                                                                                                                  A           A           Yes      No                   FL    1/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
XXX       193420427 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OH    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                         Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421925 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NC    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
XXX       193420943 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IL    11/XX/1986   Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      Documents) - EV3                                                                                                                                                                                                                                                                                                                                             COMMENT: 2020/XX/20: Unable to determine under disclosure due to missing itemization of amount financed
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not
                                                      provided - EV3
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
XXX       193420677 XXX    XXX       1                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 FL    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                      provided - EV3
XXX       193421185 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       193421595 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       HELOC      NC    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV1
XXX       193421378 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                        2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421601 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    IL    6/XX/2003    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421326 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193420209 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    VA    12/XX/2006   UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
XXX       193420197 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IN    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421123 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         from transaction date of 03/XX/2006. - EV2
XXX       193421677 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 MD    4/XX/2008    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421644 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NV    1/XX/2005    Purchase      Investment  XXX        $XXX
XXX       193420055 XXX    XXX       3        3       *** (OPEN) The Preliminary/Commitment does not reflect a coverage                                                                      2           *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated       B           B           Yes      No                   LA    7/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      amount (no final title policy in file). Unable to determine if                                                                                     06/XX/2021 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/06/XX/2021) - EV2                                                                                                   Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2021 did not disclose Amount of Non-Escrowed Property Costs                                                                                                                                        QM (APOR)    QM (APOR)
                                                      appropriate coverage is provided. - EV3                                                                                                                                                                                                                                                                                                                      over Year 1. (Final/06/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/10: The amount of the annual HOA fee was not disclosed as non escrowed property costs over year 1 on page 4 of the final CD.
XXX       193421188 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):  B           B           Yes      No                   FL    10/XX/2021   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2021) - EV2                                                                            Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not                                                                                                                                            QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX   provided at or before closing. (Type:Primary/10/XX/2021)
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                               COMMENT: 2023/XX/13: Right to receive copy of appraisal report issued to borrower on the 9/XX/2021 was electronically signed on the same
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds day as it was provided.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                   Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/27: Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD)
                                                                                                                                                                                                                                                                                                                                                                                                                   resulting in a cleared exception."
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/27: Fee change as a result of change in loan amount as evidenced in change of circumstance document in file
XXX       193420235 XXX    XXX       3        1       *** (CLEARED) Income documentation requirements not met. - EV1     *** (CLEARED) Income documentation requirements not met.            1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM     A           A           Yes      No                   OH    4/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (CLEARED) The verification of employment is not within 10      COMMENT: 2023/XX/28: Verification of current employment within 10               Risk. - EV1                                                                                                                                                                                               (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                      QM (APOR)    QM (APOR)
                                                      business days of the Note.: Borrower: XXX // Employment Type:      Business Days prior to  the Note date is missing.                               *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1                                   COMMENT: 2023/XX/28: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)
                                                      Employment / Income Type: Wages / Start Date: 02/XX/2022 - EV1     *** (CLEARED) The verification of employment is not within 10                   *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's Risk due to missing Employment Verification within 10 business days of the Note.
                                                      *** (CLEARED) Verification(s) of employment is not within 10       business days of the Note.: Borrower: XXX // Employment Type:                   ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline
                                                      business days of the Note.: Borrower: XXX // Employment Type:      Employment / Income Type: Wages / Start Date: 02/XX/2022                                                                                                                                                                                                                                  components, the loan is at QM risk.
                                                      Employment / Income Type: Wages / Start Date: 02/XX/2022 - EV1     COMMENT: 2023/XX/28: Provide missing Verification of employment                                                                                                                                                                                                                           COMMENT: 2023/XX/28: Loan does not meet AUS requirement of reverification of current employment within 10 business days prior to the
                                                                                                                         within 10 business days of the Note (Start Date 02/XX/2022).                                                                                                                                                                                                                              note date.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/28: Loan does not meet AUS requirement of reverification of current employment within 10 business days prior to the note date.
XXX       193422168 XXX    XXX       3        1                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs   *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated       B           B           Yes      No                   NY    3/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2022 not accurate. (Final/03/XX/2022) - EV2                                                                                              Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on                                                                                                                                              QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (CANCELLED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2022 incorrectly disclosed        03/XX/2022 not accurate. (Final/03/XX/2022)
                                                                                                                                                                                                         whether the loan will have an escrow account. (Final/03/XX/2022) - EV1                                                                                                                                    COMMENT: 2023/XX/10: The XXX in non-escrowed costs refers to the annual insurance figure of XXX+ the monthly HOA of XXX.  The Final CD
                                                                                                                                                                                                         *** (CANCELLED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2022 incorrectly disclosed    does not identify the taxes as being escrowed on page 1.
                                                                                                                                                                                                         whether the loan will have an escrow account. (Final/03/XX/2022) - EV1                                                                                                                                    *** (CANCELLED) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 03/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/10: Pages 1 and 4 of the final CD show conflicting information regarding the escrow account. Page 1 of the final CD shows in the projected payments section that the borrower will not have an escrow account.  Page 4 shows the borrower will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CANCELLED) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 03/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/03/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/14: Pages 1 and 4 of the final CD show conflicting information regarding the escrow account. Page 1 of the final CD shows in the projected payments section that the borrower will not have an escrow account.  Page 4 shows the borrower will have an escrow account.
XXX       193421356 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    6/XX/1998    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420926 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from the HUD1, not signed or stamped                                                                                                                                           B           B           No       Yes       HUD1, not  FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         are used in any federal, state, and local high cost testing. - EV2                                                                                                                                                                                                                                                                                                                            signed or
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       stamped
XXX       193421782 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    FL    1/XX/2007    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420148 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MO    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193422180 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    MI    11/XX/1997   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420603 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420752 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                    B           B           No       Yes       Final HUD1 CA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
XXX       193422061 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 WA    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193422078 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Estimated  WA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                HUD1
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Estimated HUD1 exceed those disclosed in HELOC Agreement. Fees from the Estimated HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
XXX       193421358 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state,                                                                                                                                             B           B           No       Yes       Final HUD1 WA    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421310 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 WA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420154 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 WY    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2
XXX       193421897 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 TN    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420478 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420970 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MS    3/XX/2001    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193420036 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                           B           B           Yes      Yes       Final HUD1 AL    2/XX/2001    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       193420326 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NC    12/XX/1999   UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                         *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421093 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    NC    2/XX/1997    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420460 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 VA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state, and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2
XXX       193420300 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2                                                                                                                                                                                            B           B           No       Yes       Final HUD1 VA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2
XXX       193420144 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    NC    6/XX/1997    Refinance     Investment  XXX        $XXX
                                                      - EV3                                                              COMMENT: 2023/XX/11: Appraisal not provided.                                    unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1997 used as disbursement date for compliance
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421146 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                             C           C           Yes      Yes       Final HUD1 NC    12/XX/1999   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              information. - EV3
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421731 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 LA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420403 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    AR    7/XX/2001    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421091 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 AL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421153 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 5.00000%,                                                                                                                                                 B           B           No       Yes       Final HUD1 LA    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              5.00000%, 5.00000%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420678 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                        B           B           Yes      Yes       Final HUD1 TX    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422218 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    AL    10/XX/2002   UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420562 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420075 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193422179 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2023/XX/11: Appraisal not provided                                     consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420474 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    FL    7/XX/1997    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420163 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IN    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421545 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  IL    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2023/XX/10: Appraisal not provided                                     testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to                                                                                                                                                                                              stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421590 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 PA    5/XX/2004    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421791 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MA    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421417 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    UT    3/XX/1998    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421811 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MS    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420807 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 AL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421007 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1998 used as disbursement date for compliance  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MS    5/XX/1998    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing. - EV2                                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2023/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1998 which is 1 months prior to          fee related.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/1998, prior to three (3) business days from transaction date of 05/XX/1998. - EV2
XXX       193421589 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 LA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420047 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing       *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator  B           B           Yes      No                   TX    6/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      EV3                                                                COMMENT: 2023/XX/10: The file is missing the 4506-C form, the                   cannot be performed. - EV2                                                                                                                                                                                was not provided. The applicable flood zone related testing cannot be performed.                                                                                                                                                                                             SHQM
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      appraisal and the mortgage insurance certificate required by the                *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          COMMENT: 2023/XX/09: Flood certificate is needed.                                                                                                                                                                                                                            (GSE/Agency
                                                      Disaster area and has not been inspected. - EV3                    AUS approval.                                                                   Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan                                                                                                                                            Eligible)
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed a mortgage          Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2128905) - EV2                                                                                     QM.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2023/XX/17: The loan exceeds the maximum CLTV ratio                    *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2021 COMMENT: 2023/XX/17: Restated loan designation to non QM per client request.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX -    allowed by guidelines.                                                          disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2128906) - EV2                                                   *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                      EV3                                                                *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation  Closing Disclosure provided on 06/XX/2021 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          COMMENT: 2023/XX/17: The loan exceeds the maximum LTV ratio allowed             of Non QM. - EV1                                                                                                                                                                                          payment for the loan. (ProjSeq:1/2128905)
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3  by guidelines.                                                                  *** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV1       COMMENT: 2023/XX/09: Mortgage insurance payments were disclosed on the final CD for  payment over six years only.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       *** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average          *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  Overtime/Bonus income. (XXX XXX/Bonus) - EV1                                                                                                                                                              Projected Payments: Final Closing Disclosure provided on 06/XX/2021 disclosed a periodic principal and interest payment for payment
                                                      not provided - EV3                                                                                                                                 *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2128906)
                                                                                                                                                                                                         appropriate agency. - EV1                                                                                                                                                                                 COMMENT: 2023/XX/09: Payment stream 2 does not match because the MI  only has to be paid for six years.
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                               (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/17: The file is missing the 4506-C form, the appraisal and the mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/17: The file is missing the 4506-C form, the appraisal and the mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/17: The file is missing the 4506-C form, the appraisal and the mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/17: The file is missing the 4506-C form, the appraisal and the mortgage insurance certificate required by the AUS approval, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                   Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/09: Sufficient lender credit was provided for the fee change of $XXX.
XXX       193421922 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (CLEARED) Income documentation requirements not met.            3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM. - EV3   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) C           C           No       No                   GA    3/XX/2022    Purchase      Second Home XXX        $XXX                  Safe Harbor  Non QM
                                                      *** (CLEARED) Evidence of Taxpayer Consent is Missing, and         COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C).             *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of 6.22550% is equal to or greater than the threshold of  5.82000%. - EV3                                                 does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                     QM (APOR)
                                                      Taxpayer documentation is present. - EV1                                                                                                           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  COMMENT: 2023/XX/31: Safe Harbor QM
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX -                                                                                 three (3) business days prior to consummation. (Type:Primary/02/XX/2022) - EV2                                                                                                                            *** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of 6.22550% is equal to or greater than the threshold of
                                                      EV1                                                                                                                                                *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           5.82000%.
                                                      *** (CLEARED) Income documentation requirements not met. - EV1                                                                                     *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2023/XX/09: There is a valid variance. The threshold is 5.82% & the loan is over disclosed at 6.2255%.
                                                                                                                                                                                                         *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                         to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          (Type:Primary/02/XX/2022)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX      COMMENT: 2023/XX/09: Appraisal notice provided to Borrower on 3/XX/22 which was not 3 business days prior to closing. Closing occurred
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7730) - EV2                                                                                                            on 3/XX/22.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.    *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                                                                                                                                                                         Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77174) - EV2                                                                                        copy of the Appraisal Disclosure.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger   COMMENT: 2023/XX/09: Borrower was not provided with the Right to Receive a Copy of the Appraisal Disclosure.
                                                                                                                                                                                                         Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77173) - EV2                                                                                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                         *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                                                                                                                                                                         a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/09: Missing Loan Estimate.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Notary Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7730)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/09: Title- Notary Fee amount of $XXX exceeds tolerance of $XXX.  Sufficient cure or changed circumstance is not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77174)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/09: Electronic Document Delivery Fee amount of $XXX exceeds tolerance of $XXX.  Sufficient cure or changed circumstance is not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77173)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/09: Messenger Fee amount of $XXX exceeds tolerance of $XXX.  Sufficient cure or changed circumstance is not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C) and is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/31: Loan is missing income documentation (4506-C) and is waterfalling to ATR/QM standard documentation requirements.
XXX       193421008 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (CLEARED) Income Docs Missing:: Borrower: XXX                   2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a  B           B           Yes      No                   CA    7/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2023/XX/31: 4506-C Income Docs is Missing.                             *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images copy of the Appraisal Disclosure.                                                                                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (CLEARED) Income documentation requirements not met.                        to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2023/XX/09: Borrower was provided with the right to receive a copy of the Appraisal Disclosure.
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:     COMMENT: 2023/XX/30: 4506-C Income Docs is Missing.                             initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                      Original // Borrower: XXX - EV3                                                                                                                    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation  Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                      *** (CLEARED) Borrower has un-audited YTD P&L and Account                                                                                          of ATR Risk. - EV1                                                                                                                                                                                        Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                      statements are not for latest two months represented by the YTD                                                                                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                      P&L Statement.  (GSE COVID-19): Borrower: XXX // Employment Type:                                                                                  *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1                                   COMMENT: 2023/XX/09: Loan Estimate not provided within loan images to evidence delivery to the Borrower.
                                                      Employment / Income Type: Partnership (>= 25%) / Start Date:                                                                                       *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM
                                                      10/XX/2016 - EV1                                                                                                                                   a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1                                                                                            *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's COMMENT: 2023/XX/30: The 4506-C Income Docs is missing from the file, causing the loan to waterfall through the QM Testing, resulting in
                                                      *** (CLEARED) Income documentation requirements not met. - EV1                                                                                     ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                a Loan Designation discrepancy.
                                                      *** (CLEARED) Missing verification of the existance of self-                                                                                       *** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Overtime) - EV1    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      employed business  within 20 days of the Note Date (COVID-19).:                                                                                    *** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV1                 or more guideline components, the loan is at ATR risk.
                                                      Borrower: XXX // Employment Type: Employment / Income Type:                                                                                        *** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average          COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                      Partnership (>= 25%) / Start Date: 10/XX/2016 - EV1                                                                                                Overtime/Bonus income. (XXX XXX/Overtime) - EV1                                                                                                                                                           Testing.
                                                      *** (CLEARED) Un-audited P&L Statement provided.  Average monthly                                                                                  *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV1                   *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline
                                                      deposits on the business Account statements do not support the                                                                                     *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    components, the loan is at QM risk.
                                                      average monthly income on the YTD P&L Statement.  (GSE COVID-19):                                                                                  appropriate agency. - EV1                                                                                                                                                                                 COMMENT: 2023/XX/30: Loan tested as SHQM (APOR).
                                                      Borrower: XXX // Employment Type: Employment / Income Type:                                                                                        *** (CLEARED) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis  *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or
                                                      Partnership (>= 25%) / Start Date: 10/XX/2016 - EV1                                                                                                period. (XXX XXX/Partnership) - EV1                                                                                                                                                                       asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with
                                                      *** (CLEARED) YTD P&L Statement was not signed and/or dated by                                                                                     *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date compensating factors.)
                                                      Borrower.  (GSE COVID-19): Borrower: XXX // Employment Type:                                                                                       04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/Partnership) - EV1                                                                                      COMMENT: 2023/XX/30: Loan tested as SHQM (APOR).
                                                      Employment / Income Type: Partnership (>= 25%) / Start Date:                                                                                                                                                                                                                                                                                                 *** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years
                                                      10/XX/2016 // Document: P&L Statement / Document Date: 06/XX/2021                                                                                                                                                                                                                                                                                            not justified or documented in writing. (XXX XXX/Overtime)
                                                      / Tax Year: <empty> - EV1                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                                                                                                                                                                                                                                                                                                                                                                                   Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                                                                                                                                                                                                                                                                                                                                                                                   Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                                                                                                                                                                                                                                                                                                                                                                                   Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                                                                                                                                                                                                                                                                                                                                                                                   Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                                                                                                                                                                                                                                                                                                                                                                                   Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: The file is missing income documents required by the AUS approval, causing the loan to waterfall through the QM
                                                                                                                                                                                                                                                                                                                                                                                                                   Testing.
XXX       193420972 XXX    XXX       3        3       *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA -        *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                       *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by C           C           Yes      No                   CA    11/XX/2021   Purchase      Primary     XXX        $XXX                  HUD Safe     Safe Harbor
                                                      Amendatory Clause (Government Documents) - EV3                     COMMENT: 2023/XX/09: The Mortgage Insurance Certificate was Not                 *** (OPEN) HUD QM Loan Amount Threshold: HUD Qualified Mortgage (Dodd-Frank 2014): Base loan amount of $XXX exceeds the HUD allowable of $XXX. - EV3                                                      FHA.                                                                                                                                                                                                                                                                         Harbor QM    QM (43-Q)
                                                      *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX Provided.                                                                       *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing       COMMENT: 2023/XX/09: Mortgage Insurance Certificate was Not Provided.
                                                      - EV3                                                              *** (OPEN) FHA requires that 1040 be signed by borrower(s).:                    cannot be performed. - EV2                                                                                                                                                                                *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met -   Borrower: XXX // Document: 1040 / Tax Year: 2020                                *** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan      Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan
                                                      EV3                                                                COMMENT: 2023/XX/09: The 2020  1040's were Not Signed and Dated by              Designation of Safe Harbor QM (43-Q) matches the Due Diligence Loan Designation of Safe Harbor QM (43-Q). - EV2                                                                                           Designation of Safe Harbor QM (43-Q).
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application      the Borrowers.                                                                  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.   COMMENT: 2023/XX/17: Restated loan designation to SHQM (43-Q) per client request.
                                                      92900-A is not compliant. Document is missing lender signature on  *** (OPEN) FHA requires that 1040 be signed by borrower(s).:                    Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2021) - EV2                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      a brokered loan.: Disclosure: FHA - Initial HUD Addendum to the    Borrower: XXX // Document: 1040 / Tax Year: 2019                                *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           copy of the Appraisal Disclosure.
                                                      Loan Application 92900-A (Government Documents) - EV3              COMMENT: 2023/XX/09: The 2019 1040's were Not Signed and Dated by               *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.  COMMENT: 2023/XX/09: The Right To Receive a Copy  of the Appraisal and Loan estimate was Not Provided.
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application      the Borrowers.                                                                  - EV2                                                                                                                                                                                                     *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                      92900-A is not compliant. Missing borrower signatures or provided  *** (OPEN) Guideline Issue:Insufficient asset documentation.:                   *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                      date.: Disclosure: FHA - Initial HUD Addendum to the Loan          Financial Institution: XXX // Account Type: Checking / Account                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                      Application 92900-A (Government Documents) - EV3                   Number: XXX                                                                     to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                      *** (OPEN) FHA Conditional Commitment DE Statement of Appraised    COMMENT: 2023/XX/09: Two Month's Consecutive Account Statements                 initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          COMMENT: 2023/XX/09: The Loan Estimate was not Provided.
                                                      Value (92800.5B) is missing.: Disclosure: FHA - Conditional        were Not Provided.                                                              *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                      Commitment DE Statement of Appraised Value (92800.5B) (Government  *** (OPEN) Guideline Issue:Insufficient asset documentation.:                   Costs over Year 1 of XXX on Final Closing Disclosure provided on 11/XX/2021 not accurate. (Final/11/XX/2021) - EV2                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      Documents) - EV3                                                   Financial Institution: XXX // Account Type: Savings / Account                   *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2021 disclosed an    borrower. (0)
                                                      *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   Number: XXX                                                                     escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2128847) - EV2                                                                                        COMMENT: 2023/XX/09: Insufficient Cure.
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  COMMENT: 2023/XX/09: Two Month's Consecutive  Account Statements                *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 11/XX/2021 contains a change in APR   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      Documents) - EV3                                                   were not Provided.                                                              and was not received by borrower at least three (3) business days prior to consummation - EV2                                                                                                             Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) FHA MIP Error:  Missing evidence of case number         *** (OPEN) Guideline Requirement: PITIA reserves months                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    borrower. (7200)
                                                      assignment date. - EV3                                             discrepancy.                                                                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2023/XX/09: Insufficient Cure.
                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).:       COMMENT: 2023/XX/17: The borrower is short verified assets to mee               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM
                                                      Borrower: XXX // Document: 1040 / Tax Year: 2020 - EV3             the 6 months reserves required by the guidelines.                               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).
                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).:       *** (OPEN) Guideline Requirement: Representative FICO score                     *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM  COMMENT: 2023/XX/17: Mortgage Insurance Certificate was Not Provided
                                                      Borrower: XXX // Document: 1040 / Tax Year: 2019 - EV3             discrepancy.                                                                    (43-Q). - EV1
                                                      *** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA COMMENT: 2023/XX/17: The qualifying credit score of 632 doesn't
                                                      - Final HUD Addendum to the Loan Application 92900-A (Government   meet the credit score minimum of the guidelines.
                                                      Documents) - EV3
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:
                                                      Financial Institution: XXX // Account Type: Checking / Account
                                                      Number: XXX - EV3
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:
                                                      Financial Institution: XXX // Account Type: Savings / Account
                                                      Number: XXX - EV3
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months
                                                      discrepancy. - EV3
                                                      *** (OPEN) Guideline Requirement: Representative FICO score discrepancy. - EV3
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                      *** (OPEN) Missing Document: Loan Underwriting and Transmittal
                                                      Summary (1008) / MCAW not provided - EV3
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)
                                                      not provided - EV3
                                                      *** (OPEN) Missing Document: Verification of Identification not
                                                      provided - EV3
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance
                                                      Evidence are missing. - EV3
                                                      *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA
                                                      - Real Estate Certification (Government Documents) - EV3
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not
                                                      provided within three days of the application date.: Disclosure:
                                                      FHA - Important Notice to Homebuyer (92900-B) (Government
                                                      Documents) - EV2
                                                      *** (CLEARED) No evidence of fraud report in file: Credit Report:
                                                      Original // Borrower: XXX - EV1
XXX       193421225 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) Guideline Requirement: PITIA reserves months             2           *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.41192% is in excess of the investor allowable maximum of the greater of % *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.41192%   B           B           Yes      No                   OH    3/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    of the Federal Total Loan Amount and $XXX (2022). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2022) (an overage of $XXX or %). -  is in excess of the investor allowable maximum of the greater of % of the Federal Total Loan Amount and $XXX (2022). Points and Fees
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2023/XX/24: Verification of six months PITI reserves as                EV2                                                                                                                                                                                                       total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2022) (an overage of $XXX or %).
                                                      guidelines (i.e. aggregator, seller). - EV2                        required by the GS Non Prime guidelines is missing.                             *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis   COMMENT: 2023/XX/24: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.41192% is in excess of the investor
                                                                                                                                                                                                         of the borrower's reasonable tangible net benefit. - EV2                                                                                                                                                  allowable maximum of the greater of % of the Federal Total Loan Amount and $XXX (2022). Points and Fees total $XXX on a Federal Total
                                                                                                                                                                                                                                                                                                                                                                                                                   Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2022) (an overage of $XXX or %).
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:
                                                                                                                                                                                                                                                                                                                                                                                                                   Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/24: Provide missing Ohio CSPA TNB Worksheet.
XXX       193421231 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   VA    9/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                         (Final/09/XX/2017) - EV2                                                                                                                                                                                  Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/04: The closing disclosure is dated 9/XX/17 and the closing date is dated 9/XX/17.
XXX       193420314 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 SC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421802 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage      B           B           Yes      Yes       Final HUD1 GA    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              documentation. - EV2                                                                                                                                                                                      COMMENT: 2023/XX/04: The loan file does not contain third party documentation of the Borrower's ability to repay the loan.
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.33932% or Final Disclosure
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2010 used as disbursement date for compliance testing. - EV2         COMMENT: 2023/XX/04: The loan file does not contain third party documentation of the Borrower's ability to repay the loan.
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.33932% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2010, prior to three (3) business days from transaction date of 02/XX/2010. - EV2
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV1
                                                                                                                                                                                                         *** (CLEARED) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV1
                                                                                                                                                                                                         *** (CLEARED) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       193420305 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420249 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2023/XX/04: Appraisal not provided                                     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421332 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      Yes       Missing    AL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420432 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                                                                                                                                                                  B           B           Yes      Yes       Final HUD1 GA    2/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2023/XX/04: Appraisal not provided                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421752 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CT    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/05: TIL Itemization did not disclose the recording service fee of $XXX as a prepaid finance charge.
XXX       193421745 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                                                                                                                                                        B           B           No       Yes       Final HUD1 NV    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        COMMENT: 2023/XX/19: Appraisal not provided                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state,
                                                      second position.: Lien Position: 1 - EV3                                                                                                           and local high cost testing. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004. - EV2
XXX       193421552 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                     D           D           No       Yes       Illegible  NJ    10/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                                                                        HUD1
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193420751 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 DE    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193420964 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 DE    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193421863 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 DE    6/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193421910 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 DE    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193420018 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           No       Yes       Final HUD1 DE    7/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
XXX       193420608 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state,                                                                                                                                             B           B           No       Yes       Final HUD1 MD    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421965 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from the Final HUD1 are used in any federal, state,                                                                                                                                             B           B           No       Yes       Final HUD1 MD    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         and local high cost testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
XXX       193420623 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 DE    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193421777 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 DE    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193420485 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 DE    12/XX/2010   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193420687 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2                                                                                                                                                                                                                       B           B           No       Yes       Final HUD1 OK    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       193420449 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2                                                                                                                                                                B           B           No       Yes       Final HUD1 PA    10/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421388 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 DE    5/XX/1999    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to
                                                      *** (OPEN) MI Monthly Premium Amount documented in file does not                                                                                   consummation. A lookback was performed to determine this application date. - EV2 match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3
XXX       193421086 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MD    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
XXX       193420585 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 DE    4/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193421230 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) California Primary Residence Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2                                                                                                                                                                                    B           B           No       Yes       Final HUD1 CA    11/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2011, prior to three (3) business days from transaction date of 11/XX/2011. - EV2
XXX       193420652 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2001 used as disbursement date for compliance testing. - EV2                                                                                                                                                  B           B           No       Yes       HELOC      NY    7/XX/2001    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2001 which is 1 months prior to                                                                                                                                                                                              Agreement
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 0 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.75000%
                                                                                                                                                                                                         contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2001, prior to three (3) business days from transaction date of 07/XX/2001. - EV2
XXX       193420530 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 DE    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
XXX       193421321 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs   *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated       B           B           Yes      No                   SC    3/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     over Year 1 of XXX on Final Closing Disclosure provided on 03/XX/2022 not accurate. (Final/03/XX/2022) - EV2                                                                                              Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2023/XX/19: Subject property was appraised on 12/XX/2021               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    03/XX/2022 not accurate. (Final/03/XX/2022)
                                                      discrepancy. - EV3                                                 prior to the FEMA disaster, File is missing a property inspection               plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2023/XX/19: Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XXX. Estimated Property Costs are
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 dated after the disaster. Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                   $XXX per month, which equals calculated Estimated Property Costs over Year 1 of $XXX. Difference of $XXX is due to borrowers were
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) Guideline Requirement: Combined loan to value                                                                                                                                                                                                                                  qualified with monthly HOA Dues of $XXX however, the appraisal verifies the monthly HOA Dues are $XXX.
                                                      discrepancy. - EV3                                                 discrepancy.                                                                                                                                                                                                                                                                              *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                      *** (OPEN) Missing Document: Donor Check not provided - EV3        COMMENT: 2023/XX/19: Calculated combined loan to value percentage                                                                                                                                                                                                                         Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) Missing Document: Source of Funds/Deposit not provided  of 95.00000% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       borrower. (0)
                                                      - EV3                                                              90.00000%.                                                                                                                                                                                                                                                                                COMMENT: 2023/XX/19: 10% tolerance was exceeded by $XXX due to increase of Title - Closing Fee, Title - CPL Fee & Recording Fee. No
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              valid COC provided, $XXX cure provided at closing.
                                                                                                                         COMMENT: 2023/XX/19: Calculated loan to value percentage of
                                                                                                                         95.00000% exceeds Guideline loan to value percentage of 90.00000%.
                                                                                              *** (OPEN) Guideline Requirement: PITIA reserves months
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2023/XX/19: Calculated PITIA months reserves of 0.08 is less than Guideline PITIA months reserves of 6.00.
                                                                                                                         *** (OPEN) Missing Document: Donor Check not provided
                                                                                                                         COMMENT: 2023/XX/19: Donor Check not provided.
                                                                                                                         *** (OPEN) Missing Document: Source of Funds/Deposit not provided
                                                                                                                         COMMENT: 2023/XX/19: Missing documentation of transfer of Gift
                                                                                                                         Funds from XXX to Borrower(s) into account.
XXX       193421460 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   FL    6/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2023/XX/20: Most Recent Valuation Inspection Date:
                                                      discrepancy. - EV3                                                 XX/XX/XXXX
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 Disaster End Date: XX/XX/XXXX
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            Disaster Name: XXX
                                                      discrepancy. - EV3                                                 Disaster Declaration Date: XX/XX/XXXX
XXX       193421699 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    CO    3/XX/2004    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        unreliable. - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420441 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
XXX       193422057 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 KY    3/XX/2005    Refinance     Investment  XXX        $XXX
XXX       193421377 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    OR    9/XX/2005    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420234 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2022/XX/24: Under disclosure is due to the lender's TIL reflecting MI being in force for 120 months, however based on the loan
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                        amount and appraised value the MI would be in force for 128 months.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420961 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420514 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 WA    2/XX/2008    Refinance     Primary     XXX        $XXX
XXX       193421366 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    6/XX/2008    Purchase      Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 06/XX/2008 - EV3                                                                                             consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420560 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    OR    8/XX/2008    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421966 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193420181 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    7/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193422202 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 VA    9/XX/2013    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. -
                                                                                                                                                                                                         EV2
XXX       193421879 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    1/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420361 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 IN    11/XX/2003   Refinance     Investment  XXX        $XXX
XXX       193421030 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
XXX       193421820 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 OK    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420702 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420142 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 OH    11/XX/2006   Purchase      Investment  XXX        $XXX
XXX       193420785 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 AZ    8/XX/2014    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420002 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      Yes       Final HUD1 CT    11/XX/2014   Refinance     Primary     XXX        $XXX                  Temporary    ATR Fail
                                                      EV3                                                                COMMENT: 2022/XX/15: Missing AUS and approval to determine how loan             ATR Fail. - EV3                                                                                                                                                                                           (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                             SHQM
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash     was approved.                                                                   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  COMMENT: 2022/XX/15: Missing credit report and income documentation.                                                                                                                                                                                                         (GSE/Agency
                                                      From Borrower. - EV3                                               *** (OPEN) Guideline Requirement: PITIA reserves months                         *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations                                                                                                                                          Eligible)
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            discrepancy.                                                                    (XXX XXX/Wages) - EV3                                                                                                                                                                                     using reasonably reliable third-party records.
                                                      discrepancy. - EV3                                                 COMMENT: 2022/XX/15: 6 months reserves required per fnma                        *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) -  COMMENT: 2022/XX/15: Credit report was not provided in the file
                                                      *** (OPEN) Guideline Requirement: Representative FICO score        guidelines, no asset documentation provided.                                    EV3                                                                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2
                                                      discrepancy. - EV3                                                 *** (OPEN) Guideline Requirement: Representative FICO score                     *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding           employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX -    discrepancy.                                                                    liabilities. (XXX/9903113) - EV3                                                                                                                                                                          COMMENT: 2022/XX/15: Missing  W-2, Paystubs to verify income.
                                                      EV3                                                                COMMENT: 2022/XX/15: Minimum credit score requirement per fnma is               *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           700, no credit report provided.                                                 liabilities. (XXX/9903112) - EV3                                                                                                                                                                          due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                     COMMENT: 2022/XX/15: Missing  W-2, Paystubs to verify income.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   or WVOE. (XXX XXX/Wages)
                                                      Original // Borrower: XXX, Credit Report: Original // Borrower:                                                                                    rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2022/XX/15: Missing income documentation.
                                                      XXX - EV3                                                                                                                                          *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                      *** (OPEN) The verification of employment is not within 10                                                                                         three (3) business days prior to consummation. (Type:Primary/XX/20/2014) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                      *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     (Type:Primary/XX/20/2014)
                                                      Employment / Income Type: Wages / Start Date: 11/XX/1988 - EV3                                                                                     consumer. - EV2                                                                                                                                                                                           COMMENT: 2022/XX/15: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                      *** (OPEN) The verification of employment is required and was not                                                                                  *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                      found in file.: Borrower: XXX // Employment Type: Employment /                                                                                     *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          Employment Dates to verify two years current employment. (XXX/9903112)
                                                      Income Type: Wages / Start Date: 11/XX/1988 - EV3                                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     COMMENT: 2022/XX/15: Missing WVOE to verify two years current employment.
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/9903112) COMMENT: 2022/XX/15: HUD-1 reflects interest rate of 4.75%. Note reflects 4.375%
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193422000 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           2           *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis                                                                                                                                            B           B           No       Yes       Final HUD1 OH    9/XX/2015    Refinance     Second Home XXX        $XXX                  Temporary    Temporary
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                     of the borrower's reasonable tangible net benefit. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                               SHQM         SHQM
                                                      Original // Borrower: XXX, Credit Report: Original // Borrower:                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      XXX - EV3                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Eligible)    Eligible)
XXX       193421559 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   TX    7/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                                                                                               (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                 SHQM         HPQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                                                                                                                                                                                                                                 COMMENT: 2022/XX/23: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                                                                                                                                                                                                                               of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                      Original // Borrower: XXX - EV3
XXX       193421818 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    PA    6/XX/1994    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1994 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420632 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 ID    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                       COMMENT: 2023/XX/10: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420073 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                    D           D           Yes      Yes       Estimated  CA    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                     HUD1
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193422050 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2023/XX/11: Unable to determine under disclosure -TIL Itemization does not itemize prepaid finance charges.  Total prepaid
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts   finance charges disclosed was $XXX and audit calculates $XXX.  Loan Approval indicates the index used was 1.118%.  The closest index
                                                                                                                                                                                                         for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2                                                                              available in our look-back period is 1.16167%.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422121 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2023/XX/12: Appraisal not provided.                                    *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2023/XX/11: Under-disclosure due to lender utilizing an index value of 3.14% per approval, however the lowest index value
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to          available in the lookback period is 3.36%.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     consummation. A lookback was performed to determine this application date. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420322 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       HUD1, not  AZ    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV3                                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            signed or
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2023/XX/10: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be                                             stamped
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          fee related.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420629 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       193420166 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NE    3/XX/2008    Purchase      Second Home XXX        $XXX
                                                      - EV3                                                              not provided                                                                    consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  COMMENT: 2023/XX/11: High Cost testing complete - Premium and terms             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                      not provided - EV3                                                 documented in file                                                              Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420417 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 CA    6/XX/2012    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193420071 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) Guideline Requirement: PITIA reserves months             2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           No       No                   AK    2/XX/2020    Refinance     Second Home XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2023/XX/15: Calculated PITIA months reserves of 2.56 is                *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2023/XX/15: Initial Rate Lock Document is missing
                                                      - EV3                                                              less than Guideline PITIA months reserves of 12.00.                             *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                      *** (OPEN) Hazard Insurance Policy expires within 90 days of the   *** (OPEN) Initial Rate Lock rate date is not documented in file.               plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2023/XX/15: Initial 1003 with sign & date is missing
                                                      Note Date. - EV2                                                   COMMENT: 2023/XX/15: Initial Lock Rate document is missing                                                                                                                                                                                                                                *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                         *** (OPEN) Hazard Insurance Policy expires within 90 days of the                                                                                                                                                                                                                          Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                                                                                         Note Date.                                                                                                                                                                                                                                                                                borrower. (0)
                                                                                                                         COMMENT: 2023/XX/15: Hazard Insurance Policy Expiration Date                                                                                                                                                                                                                              COMMENT: 2023/XX/15: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient
                                                                                                                         05/XX/2020, Note Date 02/XX/2020,  Policy expires within 90 days of                                                                                                                                                                                                                       or no cure was provided to the borrower.
                                                                                                                         the Note Date. Please provide new policy for the year of 2020-2021
XXX       193421055 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA                                                                          2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) Missing Document: Missing Lender's Initial 1003                                                                               B           B           No       No                   FL    7/XX/2022    Purchase      Second Home XXX        $XXX                  Non QM       Non QM
                                                      Disaster area and has not been inspected. - EV3                                                                                                    *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   COMMENT: 2023/XX/15: Initial 1003 provided is not signed or dated.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent
                                                                                                                                                                                                                                                                                                                                                                                                                   Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/15: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.
XXX       193420577 XXX    XXX       3        2       *** (OPEN) Asset documentation requirements not met. - EV2         *** (OPEN) Asset documentation requirements not met.                2           *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2         *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or  B           B           Yes      No                   TX    8/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2023/XX/08: The guideline required 6 month reserves  to be             *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a   more guideline components, the loan is at ATR risk.
                                                      guidelines (i.e. aggregator, seller). - EV2                        verified. However, the assets provided was not sufficient to                    risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2                                                                                         COMMENT: 2023/XX/16: We are short reserves, the guideline required 6 month reserves  to be verified. However, the assets provided was
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            satisfy the reserve required. Please provide more asset statement               *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          not sufficient to satisfy the reserve required which resulted in a Due Diligence Loan Designation of ATR Risk.
                                                      discrepancy. - EV2                                                 to verify amount remaining required for reserve                                 Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related
                                                                                                                         *** (OPEN) Guideline Requirement: PITIA reserves months                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership           to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be
                                                                                                                         discrepancy.                                                                    Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                   regraded with compensating factors.)
                                                                                                                         COMMENT: 2023/XX/08: 6 months reserves are required for loan                    *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         COMMENT: 2023/XX/16: File is short reserves which is impacting the ATR.
                                                                                                                         amounts up to $XXX                                                              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.   *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                         Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7567) - EV1                                                                            Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee    application.
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV1                                                                                             COMMENT: 2023/XX/16: Affiliated Business Arrangement Disclosure provided on 6/XX/2022 however application date given as 12/XX/2021,
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of   therefore it was not provided to the borrower within three (3) business days of application.
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564) - EV1                                                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/16: Missing List of Homeownership Counseling Organizations that was provided to the borrower within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: Loan is waterfalling to ATR/QM standard requirements because the  guideline required 6 month reserves  to be verified. However, the assets provided was not sufficient to satisfy the reserve required which resulted in a Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                   Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                                                                                                                                                                                                                                                                                                                                                                                   Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7567)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/05: The Title - Lender's Title Insurance fee was disclosed on the initial LE at $XXX but increased to $XXX on the final
                                                                                                                                                                                                                                                                                                                                                                                                                   CD without disclosure of a cure or a valid COC.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/05: Title - Lender's Title Insurance Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/05: Title - Endorsement Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
XXX       193422067 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a  B           B           Yes      No                   NY    10/XX/2022   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                              copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                           *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        COMMENT: 2023/XX/10: App date 6/XX/2022.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        application date. - EV2                                                                                                                                                                                   Disclosure date 10/XX/2022.
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership           Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business
                                                                                                                                                                                                         Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                   days of application.
                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   COMMENT: 2023/XX/10: App date 6/XX/2022.
                                                                                                                                                                                                         (Initial/07/XX/2022) - EV2                                                                                                                                                                                Disclosure date 7/XX/2022.
                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a mortgage       *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                         insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2154575) - EV1                                                                                     within three (3) business days of application. (Initial/07/XX/2022)
                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on         COMMENT: 2023/XX/10: Application date 6/XX/2022; LE disclosure date 7/XX/2022.
                                                                                                                                                                                                         10/XX/2022 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2154576) - EV1                                        *** (CLEARED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee     Closing Disclosure provided on 10/XX/2022 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163) - EV1                                                                                            payment for the loan. (ProjSeq:1/2154575)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/06: Mortgage insurance cert not provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                                                                                                                                                                                                                                   Projected Payments: Final Closing Disclosure provided on 10/XX/2022 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2154576)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/06: variance due to mortgage insurance cert not being provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/08: Need Variance to Cure
XXX       193420107 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 CA    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421980 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 CA    3/XX/2006    Refinance     Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2023/XX/10: Finance Charge Variance of $XXX is due to difference in lender's accepted payment stream as per final TIL and
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated   actual calculated payment stream.
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420159 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is     *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           Yes      No        Missing    NV    4/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        unreliable. - EV3                                                                                                                                                                                         COMMENT: 2025/XX/05: Loan file does not contain any origination documentation.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421117 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of                                                                                                                                                     B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         application. - EV2
XXX       193420195 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421908 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421392 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    12/XX/2004   Purchase      Primary     XXX        $XXX
XXX       193420151 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   VA    8/XX/2016    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     three (3) business days prior to consummation. (Type:Primary/XX/20/2016) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2023/XX/10: Property was not in FEMA disaster at the time              *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.26328% is in excess of the investor allowable maximum of  3.00000% of the (Type:Primary/XX/20/2016)
                                                      discrepancy. - EV3                                                 of closing thus it was captured.                                                Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .26328%). - EV2                               COMMENT: 2023/XX/10: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation    *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.26328%
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            discrepancy.                                                                    from the borrower without providing a written agreement to the borrower. - EV2                                                                                                                            is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal
                                                      discrepancy. - EV3                                                 COMMENT: 2023/XX/10: combined loan to value percentage of 96.49971%                                                                                                                                                                                                                       Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .26328%).
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) /          exceeds Guideline combined loan to value percentage of 80.00000%.                                                                                                                                                                                                                         COMMENT: 2023/XX/10: Fees on subject loan of 3.26328% is in excess of the investor allowable maximum of 3.00000% of the Federal Total
                                                      Verification of Mortgage (VOM) not provided - EV3                  *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              Loan Amount. Undiscounted rate is not available and no other supporting documents to capture the rate date and price.
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:     COMMENT: 2023/XX/10: loan to value percentage of 96.49971% exceeds                                                                                                                                                                                                                        *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:
                                                      Original // Borrower: XXX - EV3                                    Guideline loan to value percentage of 80.00000%                                                                                                                                                                                                                                           Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.
                                                                                                                         *** (OPEN) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                   COMMENT: 2023/XX/10: Virginia Mortgage broker notice document is not available in the file.
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2023/XX/10: Guidelines confirms the reserves of 6.00 months which is been used.
                                                                                                                         *** (OPEN) Missing Document: Verification of Rent (VOR) /
                                                                                                                         Verification of Mortgage (VOM) not provided
                                                                                                                         COMMENT: 2023/XX/11: File is missing the borrower's most recent 12 month rental history as required by lender guides.
                                                                                                                         *** (OPEN) No evidence of fraud report in file: Credit Report:
                                                                                                                         Original // Borrower: XXX
                                                                                                                         COMMENT: 2023/XX/10: Fraud Report is not available in the file.
XXX       193422201 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           No       No                   FL    9/XX/2021    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                     three (3) business days prior to consummation. (Type:Primary/08/XX/2021) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      Original // Borrower: XXX, Credit Report: Original // Borrower:                                                                                                                                                                                                                                                                                              (Type:Primary/08/XX/2021)
                                                      XXX - EV3                                                                                                                                                                                                                                                                                                                                                    COMMENT: 2023/XX/12: The file is missing documentation verifying the borrowers received a copy of the appraisal within 3 business days of closing.
XXX       193421930 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                             C           C           Yes      Yes       Final HUD1 NC    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         information. - EV3
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420628 XXX    XXX       3        3       *** (OPEN) Credit Exception: - EV3                                 *** (OPEN) Credit Exception:                                        2           *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 5.96510% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2019). FNMA      *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 5.96510% is in excess of the allowable maximum of the greater   B           B           No       No                   NY    8/XX/2019    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2023/XX/12: Known defect:  The mortgage file lacked the                Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2019) (an overage of $XXX or .96510%). - EV2                                                         of 5.00000% of the Original Loan Amount and $XXX (2019). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  following required documentation:  *Evidence the Borrower is no                                                                                                                                                                                                                           allowable total of $XXX and $XXX (2019) (an overage of $XXX or .96510%).
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               longer obligated to pay child support.                                                                                                                                                                                                                                                    COMMENT: 2023/XX/14: FNMA Points and Fees on subject loan of 5.96510% is in excess of the allowable maximum of the greater of 5.00000%
                                                      *** (OPEN) Income documentation requirements not met. - EV3        *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                            of the Original Loan Amount and $XXX. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX
                                                                                                                         COMMENT: 2023/XX/14: The file is missing the third party                                                                                                                                                                                                                                  and $XXX (an overage of $XXX or .96510%).
                                                                                                                         verification of borrower's self-employment, required by the AUS approval.
                                                                                                                         *** (OPEN) Income documentation requirements not met.
                                                                                                                         COMMENT: 2023/XX/18: The file is missing the third party
                                                                                                                         verification of borrower's self-employment, required by the AUS approval.
XXX       193420584 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) C           C           Yes      No                   MI    8/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      EV3                                                                COMMENT: 2023/XX/18: Missing MI cert.                                           - EV3                                                                                                                                                                                                     does not match Due Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                             QM (APOR)    Fail
                                                      *** (OPEN) Credit Exception: - EV3                                 *** (OPEN) Credit Exception:                                                    *** (OPEN) General QM Provision Employment - Schedule C: General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3        COMMENT: 2023/XX/13: Missing the third party verification dated within 120 days of the Note date and also missing the MI cert., loan is
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    COMMENT: 2023/XX/12: Known defect:  OCCUPANCY                                   *** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3         waterfalling to a due diligence loan designation of QM (APOR) Fail.
                                                      Sign Consent Agreement - EV3                                       *** (OPEN) Income documentation requirements not met.                           *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV3                                      *** (OPEN) General QM Provision Employment - Schedule C: General QM: Unable to verify current Sole Proprietorship status using
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2023/XX/18: Missing the third party verification dated                 *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's    reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3  within 120 days of the Note date.                                               ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                                                COMMENT: 2023/XX/13: Missing the third party verification dated within 120 days of the Note date and also missing the MI cert., loan is
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  waterfalling to ATR/QM standard documentation requirements.
                                                      not provided - EV3                                                                                                                                 three (3) business days prior to consummation. (Type:Primary/08/XX/2022) - EV2                                                                                                                            *** (OPEN) General QM Provision Income and Assets - Schedule C: General QM: Unable to verify Sole Proprietorship income using reasonably
                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2023/XX/13: Missing the third party verification dated within 120 days of the Note date and also missing the MI cert., loan is
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on *** (OPEN) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components,
                                                                                                                                                                                                         Final Closing Disclosure provided on 08/XX/2022 are underdisclosed. (Final/08/XX/2022) - EV2                                                                                                              the loan is at QM risk.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the COMMENT: 2023/XX/18: Missing the third party verification dated within 120 days of the Note date and MI cert.
                                                                                                                                                                                                         loan will have an escrow account. (Final/08/XX/2022) - EV2                                                                                                                                                *** (OPEN) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with
                                                                                                                                                                                                         the loan will have an escrow account. (Final/08/XX/2022) - EV2                                                                                                                                            compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/18: Missing the third party verification dated within 120 days of the Note date and also missing the MI cert.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                   2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Type:Primary/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: Verification appraisal was delivered to borrower was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2022 are underdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/22: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 08/XX/2022 are under disclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/22: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/08/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/22: Final Closing Disclosure provided on 08/XX/2022 incorrectly disclosed whether the loan will have an escrow account.
XXX       193420903 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 IA    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              application. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
XXX       193421513 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CO    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421137 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          COMMENT: 2023/XX/31: Unable to determine under disclosure due to itemization missing breakdown of Lump Sum Prepaid Finance.  Under
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   disclosure appears to be fee related.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 8.00000%
                                                                                                                                                                                                         contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193422017 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    7/XX/2002    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420895 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 DE    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance  COMMENT: 2023/XX/31: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
XXX       193420257 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/31: TIL itemization did not disclose a $XXX "T.I. set up fee" as a prepaid finance charge, and over disclosed an $XXX settlement fee.
XXX       193421498 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not dated *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.                                                                                                                                           B           B           Yes      Yes       Final HUD1 GA    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                      to confirm timing requirements have been met.: Disclosure: FHA -   provided                                                                        - EV2
                                                      Informed Consumer Choice Disclosure (Government Documents) - EV3   COMMENT: 2023/XX/01: High Cost testing complete - Premium and terms
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file
                                                      - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not
                                                      provided - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193421640 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 OH    7/XX/1999    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                      Documents) - EV3                                                                                                                                   consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2023/XX/01: TIL Itemization did not disclose a $XXX settlement closing fee, or an $XXX flood certification fee as prepaid
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                                                                                            finance charges.
                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193422116 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    MN    3/XX/2002    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        unreliable. - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422154 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 AL    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420145 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 3           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.                                                                                                                                           D           D           Yes      No        Missing    CT    8/XX/2013    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        - EV3
                                                      Documents) - EV3                                                   COMMENT: 2023/XX/31: High Cost testing not complete - Premium and               *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  terms were not documented in file                                               *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    rate used for testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421725 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    MN    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420438 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                           B           B           Yes      Yes       Final HUD1 AL    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420067 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    OK    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421838 XXX    XXX       3        3       *** (OPEN) Borrower(s) are excluded from eligibility. - EV3        *** (OPEN) Borrower(s) are excluded from eligibility.               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3      *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM    C           C           Yes      No                   FL    11/XX/2017   Refinance     Primary     XXX        $XXX                  HUD Safe     Non QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2023/XX/14: The Fraud Report reflects Borrower's was not               *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                       does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                     Harbor QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  cleared through the GSA search.  No indication of further review                *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the       COMMENT: 2023/XX/11: The provided Originator Loan Designation is HUD Safe Harbor QM, but FHA disclosures, evidence of mortgage insurance
                                                      *** (OPEN) Final HUD Addendum 92900-A is missing.: Disclosure: FHA was provided.                                                                   appropriate agency. - EV3                                                                                                                                                                                 coverage and evidence Borrower cleared GSA search are missing which resulted in a Due Diligence Loan Designation of
                                                      - Final HUD Addendum to the Loan Application 92900-A (Government   *** (OPEN) FEMA Disaster Issue: The most recent valuation                       *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to   *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by
                                                      Documents) - EV3                                                   inspection is dated prior to the most recent FEMA disaster.                     applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2                                                                                                                  FHA.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2023/XX/11: The property is located in FEMA Disaster area.             *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least COMMENT: 2023/XX/15: Required FHA disclosures, evidence of mortgage insurance coverage and evidence Borrower cleared GSA search are
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance   Provide a post-disaster inspection verifying there was no damage.               three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2017) - EV2                                                                            missing.
                                                      Evidence are missing. - EV3                                        The inspection must include exterior photos and the property must               *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.01691% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not   be re-inspected on or after XX/XX/XXXX declared end date.                       XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                             loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                      provided within three days of the application date.: Disclosure:   *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance                *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     COMMENT: 2023/XX/15: The loan was AUS approved with a DTI of 48.61%, however the loan is missing required FHA disclosures and evidence
                                                      FHA - Important Notice to Homebuyer (92900-B) (Government          Evidence are missing.                                                           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  Borrower cleared the GSA search.  The loan default tested to QM requirement of maximum 43%.
                                                      Documents) - EV2                                                   COMMENT: 2023/XX/11: High Cost testing complete - Premium and terms             *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):
                                                                                                                         documented in file.                                                             Loan Estimate dated 09/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure  Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not
                                                                                                                                                                                                         to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2017) - EV2                                                                               provided at or before closing. (Type:Primary/11/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/14: The file is missing documentation the borrower received a copy of the appraisal within 3 business days of closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.01691% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/14: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.01691% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 09/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/09/XX/2017)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/11: Proof of earlier receipt not found in file.
XXX       193422185 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM   B           C           Yes      Yes       Final HUD1 TN    5/XX/2015    Purchase      Primary     XXX        $XXX                  USDA Safe    Safe Harbor
                                                                                                                                                                                                         EV3                                                                                                                                                                                                       does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                             Harbor QM    QM
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal       COMMENT: 2023/XX/14: The USDA GUS findings result is Refer/Eligible which resulted in a Due Diligence Loan Designation of Safe Harbor
                                                                                                                                                                                                         disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2                                                                                        QM.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014):
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    determination of first lien status.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2023/XX/14: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           of application or determination of first lien status.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten
                                                                                                                                                                                                                                                                                                                                                                                                                   (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/14: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                                                                                                                                                                                                                                                                                                                   Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/14: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                   did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/14: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
XXX       193420775 XXX    XXX       3                *** (CLEARED) Hazard Insurance Policy expires within 90 days of                                                                        3           *** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Bank Statements) - EV3 *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final        C           C           Yes      No                   TX    7/XX/2019    Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                      the Note Date. - EV1                                                                                                                               *** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Non QM. - EV3              Closing Disclosure provided on 07/XX/2019 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual
                                                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR      payment for the loan. (ProjSeq:1/1352606)
                                                                                                                                                                                                         payment calculation methods under 1026.43(c)(5). - EV2                                                                                                                                                    COMMENT: 2020/XX/24: CD reflects MI, however there is no MI on the loan. Corrected PCCD in file, however missing LOE, proof of delivery,
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2019 disclosed a mortgage          and re-open rescission.
                                                                                                                                                                                                         insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1352606) - EV2                                                                                     *** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures:
                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final      Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 07/XX/2019 not accurate.
                                                                                                                                                                                                         Closing Disclosure provided on 07/XX/2019 not accurate. (Final/07/XX/2019) - EV2                                                                                                                          (Final/07/XX/2019)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2019 COMMENT: 2020/XX/23: Corrected on PCCD issued 10/XX/19, however missing LOE.
                                                                                                                                                                                                         disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1352607) - EV2                                                   *** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                                                                                                                                                                         *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the  Projected Payments: Final Closing Disclosure provided on 07/XX/2019 disclosed a periodic principal and interest payment for payment
                                                                                                                                                                                                         Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019) - EV2                                                                                               stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1352607)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/24: CD reflects MI, however there is no MI on the loan. Corrected PCCD in file, however missing LOE, proof of delivery, and re-open rescission.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosures: Final Closing Disclosure provided on 07/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/07/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/23: Corrected on PCCD issued 10/XX/19, however missing LOE.
XXX       193420614 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    8/XX/2009    Refinance     Primary     XXX        $XXX
XXX       193420795 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 AL    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       193422087 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 MD    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649:  Property insurance exceeds the replacement value of the property. - EV2                           COMMENT: 2020/XX/23: Under Disclosure appears to be due to the TIL Payment Stream showing MI dropping off after month 102. The Actual
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for Payment stream shows MI on the loan for the entire term.
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.34099% is underdisclosed from calculated
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           APR of 3.75798% outside of 0.125% tolerance.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           COMMENT: 2020/XX/23: Under Disclosure appears to be due to the TIL Payment Stream showing MI dropping off after month 102. The Actual
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                 Payment stream shows MI on the loan for the entire term.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.34099% is underdisclosed from calculated APR of 3.75798% outside of 0.125% tolerance. - EV2
XXX       193420049 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of   B           B           Yes      Yes       Final HUD1 FL    6/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              Special Flood Hazard Disclosure within a reasonable time prior to closing.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2002 used as disbursement date for compliance  COMMENT: 2020/XX/02: Notice provided to Borrower 6/XX/02.
                                                      does not contain the following clauses: - EV2                                                                                                      testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002. - EV2
XXX       193421449 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90                                                                                                                                          B           B           No       Yes       Final HUD1 CA    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     days of notification of any increase in the interest rate, depending on the lender's license type. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422189 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    9/XX/2012    Refinance     Primary     XXX        $XXX
XXX       193421474 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 WA    10/XX/2008   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008. - EV2
                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
XXX       193421293 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NE    6/XX/2009    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2009 used as disbursement date for compliance
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Nebraska Mortgage Bankers Registration and Licensing Act (Impermissible Fees on Refinance): Unable to test refinance due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420493 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    1/XX/2008    Refinance     Primary     XXX        $XXX
XXX       193421886 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
XXX       193420407 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing                                                                                                                                                B           B           Yes      Yes       Final HUD1 FL    2/XX/1998    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              cannot be performed. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)
                                                      not provided - EV3
XXX       193421132 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 MD    6/XX/2007    Refinance     Investment  XXX        $XXX
XXX       193420106 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days                                                                                                                                          B           B           Yes      Yes       Final HUD1 MD    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         from transaction date of 09/XX/2004. - EV2
XXX       193421794 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 FL    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193422194 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421508 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 AR    4/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
XXX       193421565 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193421501 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420387 XXX    XXX       2                *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                       2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MD    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      the standard Due on Sale clause. - EV2                                                                                                             did not start as an ARM. - EV2                                                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2021/XX/02: Under disclosure is due to lender utilizing an Index value of 4.75% per the Approval, however the lowest Index
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       value available in the look-back period is 4.77%.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance
                                                                                                                                                                                                         ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421019 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 NY    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421345 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 UT    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/16: TIL Itemization did not disclose the settlement fee of $XXX the wire fee of $XXX or the courier fee of $XXX as prepaid finance charges.
XXX       193421568 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 MS    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193422096 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         3           *** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance                                                                                                                                                 D           D           Yes      Yes       Title Co.  CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                Closing
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                         Statement
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420888 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 AZ    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
XXX       193420156 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  consummation. A lookback was performed to determine this application date. - EV2 not provided - EV3
XXX       193421204 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    8/XX/2003    Refinance     Primary     XXX        $XXX
XXX       193420223 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    8/XX/2008    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421361 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
XXX       193421654 XXX    XXX       1                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2017/XX/19: Appraisal not provided.
XXX       193421124 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NH    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420725 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
XXX       193420765 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421472 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 FL    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2
XXX       193420613 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 FL    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421787 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to                                                                                                                                          B           B           Yes      Yes       Final HUD1 MI    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420465 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    2/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420929 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CT    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       193421144 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OK    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420510 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)                                                                                                                                          B           B           Yes      Yes       Final HUD1 IL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421246 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421772 XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    MA    10/XX/2005   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420323 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004. - EV2
XXX       193420734 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421995 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MO    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       193420443 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MO    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420732 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MO    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420597 XXX    XXX       3                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    PA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420392 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 NM    1/XX/2008    Refinance     Investment  XXX        $XXX
XXX       193421989 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2019/XX/22: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420825 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421537 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    12/XX/1999   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421831 XXX    XXX       1                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 AL    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 06/XX/2008 - EV3
XXX       193420822 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                    B           B           No       Yes       Final HUD1 NV    12/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193421364 XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   GA    8/XX/2022    Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      is insufficient. - EV3                                             is insufficient.                                                                exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the                                                                                                                                     Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2023/XX/20: Hazard Insurance Coverage Amount is                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    borrower. (7325)
                                                      *** (OPEN) Missing Document: Limited Denials of Participation      insufficient by $XXX.                                                           exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            COMMENT: 2023/XX/20: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.
                                                      (LDP) not provided - EV3                                           *** (OPEN) Missing Document: Fraud Report not provided                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    Insufficient or no cure was provided to the borrower.
                                                                                                                         COMMENT: 2023/XX/20: Fraud Report is missing                                    tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         *** (OPEN) Missing Document: Limited Denials of Participation (LDP)                                                                                                                                                                                                                       Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         not provided                                                                                                                                                                                                                                                                              borrower. (7200)
                                                                                                                         COMMENT: 2023/XX/20: Limited Denials of Participation (LDP) is                                                                                                                                                                                                                            COMMENT: 2023/XX/20: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                         missing                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/20: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
XXX       193421108 XXX    XXX       3        3       *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3   *** (OPEN) Missing Document: Fraud Report not provided              1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM     A           A           Yes      No                   OH    11/XX/2022   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2023/XX/19: Fraud report document is missing in the file               Risk. - EV1                                                                                                                                                                                               (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                      QM (APOR)    QM (APOR)
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1                                   COMMENT: 2023/XX/29: The loan was AUS approved with a loan designation of Safe Harbor QM(APOR), but verification of the PITI payment for
                                                      - EV1                                                              COMMENT: 2023/XX/29: Verification of the PITI payments for XXX is               *** (CLEARED) Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded     XXX is missing which resulted in a calculated Due Diligence Loan Designation of QM (APOR) Risk.
                                                      *** (CLEARED) REO Documents are missing.: Address: XXX, OH - EV1   missing.                                                                        with compensating factors.) - EV1                                                                                                                                                                         *** (CLEARED) Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/29: Verification of the PITI payment for XXX is missing which could affect ATR.
XXX       193420531 XXX    XXX       3        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   TX    7/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.12746% is in excess of the investor allowable maximum of  3.00000% of the (Type:Primary/06/XX/2022)
                                                                                                                                                                                                         Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .12746%). - EV2                               COMMENT: 2023/XX/06: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.
                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding     *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.12746%
                                                                                                                                                                                                         Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Manufactured Housing Inspection Fee.  Fee    Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .12746%).
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75240) - EV2                                                                                            COMMENT: 2023/XX/12: Client requested loan designaton change to Non QM.
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)    *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                         Fail. - EV1                                                                                                                                                                                               Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                         *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12746% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan     COMMENT: 2023/XX/06: Insufficient or no cure was provided to the borrower for Zero percent fee tolerance exceeded for Lender Credit
                                                                                                                                                                                                         Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .12746%). - EV1                                                           Amount of -$XXX exceeds tolerance of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Manufactured Housing Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75240)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/06: Manufactured Housing Inspection fee was disclosed on Initial Loan estimate as $XXX but disclosed on final Closing disclosure $XXX File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: The loan failed QM points and fees testing which makes it not agency salable which resulted in a Due Diligence Loan
                                                                                                                                                                                                                                                                                                                                                                                                                   Designation of QM (APOR) fail.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.12746% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   vs. an allowable total of $XXX (an overage of $XXX or .12746%).
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/12: Points and Fees on subject loan of 3.12746% is in excess of the allowable maximum of 3.00000% of the Federal Total
                                                                                                                                                                                                                                                                                                                                                                                                                   Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX
XXX       193421675 XXX    XXX       3        3       *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   MN    9/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      not provided - EV3                                                 not provided                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           QM
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) /          COMMENT: 2023/XX/06: High Cost testing complete - Premium and terms
                                                      Verification of Mortgage (VOM) not provided - EV3                  documented in file
XXX       193421349 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Missing Document: Fraud Report not provided              1           *** (CLEARED) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 7.62500% on Final Closing Disclosure provided on 01/XX/2023 is       *** (CLEARED) TRID Final Closing Disclosure APR Irregular Transaction: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of     A           A           Yes      No                   OH    2/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                         COMMENT: 2023/XX/01: Missing required fraud report.                             under-disclosed from the calculated APR of 7.88443% outside of 0.250% tolerance. (Final/01/XX/2023) - EV1                                                                                                 7.62500% on Final Closing Disclosure provided on 01/XX/2023 is under-disclosed from the calculated APR of 7.88443% outside of 0.250%                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2023 disclosed an inaccurate Finance Charge  tolerance. (Final/01/XX/2023)
                                                                                                                                                                                                         on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX    COMMENT: 2024/XX/15: APR of 7.625% on final CD is under-disclosed from the calculated APR of 7,88443% due to the exclusion of the which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2023). (Final/01/XX/2023) - EV1                                          following fees from the lender's calculation per the Itemization of Amount Financed: Processing Fee ($XXX); Underwriting Fee ($XXX);
                                                                                                                                                                                                                                                                                                                                                                                                                   Credit Monitoring Service ($XXX); Title - Closing Protection Letter ($XXX); Title - Card Payoff Processing Fee ($XXX); Title - Express
                                                                                                                                                                                                                                                                                                                                                                                                                   Mail/Courier Fee ($XXX); Title - Outgoing Wire ($XXX); Title - Recording Service ($XXX); Title - Settlement or Closing Fee ($XXX); Title
                                                                                                                                                                                                                                                                                                                                                                                                                   - Wire Fee - Closing Agent ($XXX).
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided on 01/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2023).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/01/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/15: Finance Charge disclosed on Final Closing Disclosure is $XXX. Due Diligence Finance Charge is $XXX. There is a
                                                                                                                                                                                                                                                                                                                                                                                                                   variance of -$XXX.  Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: per the Itemization of Amount
                                                                                                                                                                                                                                                              Financed: Processing Fee ($XXX); Underwriting Fee ($XXX); Credit Monitoring Service ($XXX); Title - Closing Protection Letter ($XXX);
                                                                                                                                                                                                                                                                                                                                                                                                                   Title - Card Payoff Processing Fee ($XXX); Title - Express Mail/Courier Fee ($XXX); Title - Outgoing Wire ($XXX); Title - Recording
                                                                                                                                                                                                                                                                                                                                                                                                                   Service ($XXX); Title - Settlement or Closing Fee ($XXX); Title - Wire Fee - Closing Agent ($XXX).
XXX       193421447 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure  B           B           No       No                   GA    4/XX/2022    Purchase      Second Home XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         Final Closing Disclosure provided on 04/XX/2022 are underdisclosed. (Final/04/XX/2022) - EV2                                                                                                              - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 04/XX/2022 are underdisclosed.                                                                                                                                        QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2022 incorrectly disclosed whether the (Final/04/XX/2022)
                                                                                                                                                                                                         loan will have an escrow account. (Final/04/XX/2022) - EV2                                                                                                                                                COMMENT: 2023/XX/01: Page 1 of the final CD reflects no escrows, but page 4 reflects MI escrowed in Escrowed Property Costs over Year 1.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2022 incorrectly disclosed whether *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                         the loan will have an escrow account. (Final/04/XX/2022) - EV2                                                                                                                                            Disclosure provided on 04/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/04/XX/2022)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   COMMENT: 2023/XX/01: Page 1 does not match page 4 of the CD.   MI escrowed, disclosed and included in monthly payment.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 04/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/04/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/01: Page 1 does not match page 4 of the CD.   MI escrowed, disclosed and included in monthly payment.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/01: Missing valid Change of Circumstance for increased $XXX Appraisal Fee disclosed in revised Loan Estimated dated
                                                                                                                                                                                                                                                                                                                                                                                                                   3/XX/2022.  Final Closing Disclosure does not disclose a Lender cure credit.
XXX       193420729 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   GA    3/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM (APOR)
                                                      *** (OPEN) Loan is not using the new FNMA Legal Documents. - EV3                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     QM.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       (Initial/03/XX/2022) - EV2                                                                                                                                                                                COMMENT: 2023/XX/15: Client restates designation to Non-QM
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)    *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                         Fail. - EV1                                                                                                                                                                                               Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2022)
                                                                                                                                                                                                         *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16367% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan     COMMENT: 2023/XX/01: Initial Closing Disclosure issued 3/XX/2022 missing evidence of receipt.
                                                                                                                                                                                                         Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .16367%). - EV1                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                   (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/15: Waterfall Due to QM Points and Fees
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.16367% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   vs. an allowable total of $XXX (an overage of $XXX or .16367%).
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/15: Waterfall Due to QM Points and Fees
XXX       193420706 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not                                                                                                                                                  D           D           No       No        Missing    TX    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        provided to borrower at least one (1) business day prior to closing. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Rescission Period): Texas Constitution Section 50(a)(6): Notice of Right to Rescind Not Provided - EV3
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not
                                                      second position.: Lien Position: 1 - EV3                                                                                                           in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8). Unable to determine purpose of additional debt secured by the homestead. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                         month period due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions
                                                                                                                                                                                                         of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420783 XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 MD    5/XX/2007    Refinance     Investment  XXX        $XXX
                                                      second position.: Lien Position: 1 - EV3
XXX       193420431 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not                                                                                                                                                  D           D           No       No        Missing    TX    8/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        provided to borrower at least one (1) business day prior to closing. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) and/or (TX50(t))  No Title in the loan file or Title indicates other lien(s) exist: Texas Constitution Section 50(a)(6): Title, title search/report, or other documentation to verify additional liens against property not in file. Unable to conclusively determine compliance with 80% CLTV limitation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Home Equity loan on homestead that exceeds the Acreage limits): Texas Constitution Section 50(a)(6):  Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Unable to test refinance within twelve (12)
                                                                                                                                                                                                         month period due to missing documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions
                                                                                                                                                                                                         of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(t)(5)) (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal).: No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(t)(5) due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420500 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MO    11/XX/2006   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420744 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       No        HELOC      NY    3/XX/2003    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    consummation. A lookback was performed to determine this application date. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       193420838 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    6/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193420357 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       No        HELOC      PA    7/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    consummation. A lookback was performed to determine this application date. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Pennsylvania Subordinate Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Pennsylvania Subordinate Lien Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       193421234 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    11/XX/2006   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193422190 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421466 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    8/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421140 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       No        HELOC      MA    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421194 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
XXX       193421167 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    MA    3/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  compliance with fee disclosure requirements. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193420171 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MA    7/XX/2003    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420425 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      ID    11/XX/2007   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Idaho Late Charge Grace Period Testing: Idaho Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421660 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    6/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421952 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    3/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421665 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    5/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421903 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           Yes      No        HELOC      GA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007 12:00:00 AM. - EV2
XXX       193421471 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    9/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421746 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      AZ    5/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420710 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    8/XX/2008    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008 12:00:00 AM. - EV2
XXX       193421308 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      NY    7/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421075 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    AR    1/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  compliance with fee disclosure requirements. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421046 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420826 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    7/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421223 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    4/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420707 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      IL    10/XX/2007   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007 12:00:00 AM. - EV2
XXX       193420782 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    8/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421438 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    11/XX/2004   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  compliance with fee disclosure requirements. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421202 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    10/XX/2006   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193420984 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MD    3/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421303 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    12/XX/2006   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193422208 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    1/XX/2006    UTD           Second Home XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421320 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MD    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420954 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    AR    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420549 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421301 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/1996 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       Yes       HELOC      GA    4/XX/1996    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1996 which is 1 months prior to
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420867 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    6/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2
XXX       193421587 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    6/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421142 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    7/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420375 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    12/XX/2007   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2
XXX       193420116 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    3/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420936 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and
                                                      second position.: Lien Position: 1 - EV3                                                                                                           compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421434 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    MA    6/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  compliance with fee disclosure requirements. - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Open End Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Open End Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420976 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      VA    11/XX/2006   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421391 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MD    3/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421441 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    9/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420963 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance  *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           D           D           Yes      Yes       HUD1, not  CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing. - EV3                                                                                                                                                                                            COMMENT: 2023/XX/20: TIL appears to be final but not signed nor initialed by borrower                                                                                               signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                                                                          stamped
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA
                                                      second position.: Lien Position: 1 - EV3                                                                                                           rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for
                                                      does not contain the following clauses: - EV2                                                                                                      compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 4/XX/2007 12:00:00 AM. - EV2
XXX       193421626 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      NY    3/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty Junior Lien: New York Prepayment Penalty: A prepayment penalty is not permissible on a subordinate lien loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420863 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       No        HELOC      FL    10/XX/2007   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420740 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       No        HELOC      FL    2/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
XXX       193421229 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       HELOC      GA    11/XX/2004   Refinance     UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to
                                                      second position.: Lien Position: 1 - EV3                                                                                                           consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV1
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
XXX       193421837 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MA    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420343 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 IL    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government
                                                      Documents) - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193421073 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 CT    2/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  rate used for testing. - EV2
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        - EV2
                                                      provided - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
XXX       193420143 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance
                                                      the standard Due on Sale clause. - EV2                                                                                                             testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
XXX       193421861 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Valuation:                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CT    6/XX/2010    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        COMMENT: 2021/XX/24: Appraisal not provided                                     - EV3
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420161 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CT    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422199 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    CT    11/XX/2013   Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421515 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    7/XX/2008    Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420233 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.  *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  D           D           Yes      No        Missing    PR    8/XX/2004    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                     COMMENT: 2021/XX/03: Puerto Rico Loan. Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420216 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3                                                                                                                                                                                C           C           No       Yes       Final HUD1 IL    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        rate used for testing. - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      not provided - EV3                                                                                                                                 - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421981 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MO    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2021/XX/20: Appraisal not provided.                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193422090 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 MA    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421281 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421663 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 NJ    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     did not start as an ARM. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193420858 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 TX    7/XX/2014    Purchase      Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     all other settlement charges. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                    Harbor QM    Harbor QM
                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).:       COMMENT: 2021/XX/16: The file does not include a disaster                       *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                      Borrower: XXX // Document: 1040 / Tax Year: 2013 - EV3             inspection.                                                                     *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      *** (OPEN) FHA requires that 1040 be signed by borrower(s).:
                                                      Borrower: XXX // Document: 1040 / Tax Year: 2012 - EV3
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)
                                                      not provided - EV3
XXX       193420005 XXX    XXX       3        3       *** (OPEN) Aged document: Asset Account is more than 120 days      *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   D           D           Yes      No        Missing    LA    8/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                      prior to Closing.: Financial Institution: XXX // Account Type:     COMMENT: 2021/XX/17: Missing Credit report, along with numerous                 *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3         not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                        QM
                                                      Checking / Account Number: XXX, Financial Institution: XXX //      other core docs.                                                                *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  COMMENT: 2021/XX/29: The file is missing a majority of its core documents.
                                                      Account Type: Savings / Account Number: XXX, Financial             *** (OPEN) Borrower has been on current job less than 2 years, and              *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) -  *** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to
                                                      Institution: XXX // Account Type: Gift Funds / Account Number:     prior employment history was not documented as required.: Borrower:             EV3                                                                                                                                                                                                       missing investor guideline qualifying total debt ratio.
                                                      <empty> - EV3                                                      XXX // Employment Type: Employment / Income Type: Wages / Start                 *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) -  COMMENT: 2021/XX/22: File is missing credit report, and several other key docs required for FHA
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met -   Date: 10/XX/2013                                                                EV3                                                                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      EV3                                                                COMMENT: 2021/XX/17: The file is missing a majority of its core                 *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3                                                       using reasonably reliable third-party records.
                                                      *** (OPEN) Borrower has been on current job less than 2 years, and documents.                                                                      *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.  COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      prior employment history was not documented as required.:          *** (OPEN) Borrower has been on current job less than 2 years, and              - EV3                                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages  prior employment history was not documented as required.: Borrower:             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8042864) - EV3                                                                       due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      / Start Date: 10/XX/2013 - EV3                                     XXX // Employment Type: Employment / Income Type: Wages / Start                 *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8042863) - EV3                                                                       COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      *** (OPEN) Borrower has been on current job less than 2 years, and Date: 04/XX/2013                                                                *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income
                                                      prior employment history was not documented as required.:          COMMENT: 2021/XX/17: The file is missing a majority of its core                 liabilities. (XXX/8042864) - EV3                                                                                                                                                                          due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages  documents.                                                                      *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding           COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      / Start Date: 04/XX/2013 - EV3                                     *** (OPEN) FEMA Disaster Issue: The most recent valuation                       liabilities. (XXX/8042863) - EV3                                                                                                                                                                          *** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                     FHA.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2021/XX/17: The file does not include a disaster                       *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3                                     COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      *** (OPEN) FHA Minimum Required Investment was not met.            inspection.                                                                     *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien  *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8042864)
                                                      Borrower's MRI is below minimum required. - EV3                    *** (OPEN) FHA Minimum Required Investment was not met.  Borrower's             mortgage loan. - EV2                                                                                                                                                                                      COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      *** (OPEN) FHA requires executed 4506 form, and was not found in   MRI is below minimum required.                                                  *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule  (Dodd-Frank 2014): Flipped Property - Creditor did not    *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8042863)
                                                      file.: Borrower: XXX - EV3                                         COMMENT: 2021/XX/17: Missing 2 months banks statements and                      obtain two (2) written appraisals. - EV2                                                                                                                                                                  COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      *** (OPEN) FHA requires executed 4506 form, and was not found in   verification of gift per AUS                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2014 used as disbursement date for compliance testing. - EV2         *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS
                                                      file.: Borrower: XXX - EV3                                         *** (OPEN) FHA requires executed 4506 form, and was not found in                *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.72258% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX% +   or WVOE. (XXX XXX/Wages)
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  file.: Borrower: XXX                                                            XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                                      COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      file. - EV3                                                        COMMENT: 2021/XX/17: The file is missing a majority of its core                 *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2                       *** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:      documents.                                                                      *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           or WVOE. (XXX XXX/Wages)
                                                      Financial Institution: XXX // Account Type: Checking / Account     *** (OPEN) FHA requires executed 4506 form, and was not found in                *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    COMMENT: 2021/XX/17: The file is missing a majority of its core documents.
                                                      Number: XXX, Financial Institution: XXX // Account Type: Savings / file.: Borrower: XXX                                                                                                                                                                                                                                                                      *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage
                                                      Account Number: XXX - EV3                                          COMMENT: 2021/XX/17: The file is missing a majority of its core                                                                                                                                                                                                                           Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
                                                      *** (OPEN) Income documentation requirements not met. - EV3        documents.                                                                                                                                                                                                                                                                                COMMENT: 2021/XX/17: Missing HUD
                                                      *** (OPEN) Lead Based Paint Attachment - Attached to Purchase      *** (OPEN) Final Title Policy is missing. No evidence of title in
                                                      Contract is missing.: Disclosure: FHA - Lead Based Paint           file.
                                                      Attachment - Attached to Purchase Contract (Government Documents)  COMMENT: 2021/XX/17: he file is missing a Final Title Policy.
                                                      - EV3                                                              *** (OPEN) Income documentation requirements not met.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  documents.
                                                      - EV3                                                              *** (OPEN) The verification of employment is not within 10 business
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   Income Type: Wages / Start Date: 12/XX/2011
                                                      not provided - EV3                                                 COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien    documents.
                                                      not provided - EV3                                                 *** (OPEN) The verification of employment is not within 10 business
                                                      *** (OPEN) Missing Document: Verification of Identification not    days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      provided - EV3                                                     Income Type: Wages / Start Date: 03/XX/2012
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance   COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      Evidence are missing. - EV3                                        documents.
                                                      *** (OPEN) The subject Property was sold within the previous 12    *** (OPEN) The verification of employment is not within 10 business
                                                      months. Missing evidence to determine if there are  undisclosed    days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      Identity-of-Interest transactions and if compliant with            Income Type: Wages / Start Date: 10/XX/2011
                                                      Restrictions on Property Flipping.: Valuation Type: Appraisal /    COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      Valuation Report Date: 06/XX/2014 - EV3                            documents.
                                                      *** (OPEN) The verification of employment is not within 10         *** (OPEN) The verification of employment is not within 10 business
                                                      business days of the Note.: Borrower: XXX // Employment Type:      days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      Employment / Income Type: Wages / Start Date: 12/XX/2011 - EV3     Income Type: Wages / Start Date: 05/XX/2012
                                                      *** (OPEN) The verification of employment is not within 10         COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      business days of the Note.: Borrower: XXX // Employment Type:      documents.
                                                      Employment / Income Type: Wages / Start Date: 03/XX/2012 - EV3     *** (OPEN) The verification of employment is required and was not
                                                      *** (OPEN) The verification of employment is not within 10         found in file.: Borrower: XXX // Employment Type: Employment /
                                                      business days of the Note.: Borrower: XXX // Employment Type:      Income Type: Wages / Start Date: 12/XX/2011
                                                      Employment / Income Type: Wages / Start Date: 10/XX/2011 - EV3     COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      *** (OPEN) The verification of employment is not within 10         documents.
                                                      business days of the Note.: Borrower: XXX // Employment Type:      *** (OPEN) The verification of employment is required and was not
                                                      Employment / Income Type: Wages / Start Date: 05/XX/2012 - EV3     found in file.: Borrower: XXX // Employment Type: Employment /
                                                      *** (OPEN) The verification of employment is required and was not  Income Type: Wages / Start Date: 10/XX/2011
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      Income Type: Wages / Start Date: 12/XX/2011 - EV3                  documents.
                                                      *** (OPEN) The verification of employment is required and was not  *** (OPEN) The verification of employment is required and was not
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     found in file.: Borrower: XXX // Employment Type: Employment /
                                                      Income Type: Wages / Start Date: 10/XX/2011 - EV3                  Income Type: Wages / Start Date: 05/XX/2012
                                                      *** (OPEN) The verification of employment is required and was not  COMMENT: 2021/XX/17: The file is missing a majority of its core
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     documents.
                                                      Income Type: Wages / Start Date: 05/XX/2012 - EV3
                                                      *** (OPEN) Employment Error: Employment years in field not provided.: Borrower: XXX // Employment Type: Employment / Income
                                                      Type: Wages / Start Date: 05/XX/2012, Borrower: XXX // Employment
                                                      Type: Employment / Income Type: Wages / Start Date: 10/XX/2011,
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages
                                                      / Start Date: 12/XX/2011, Borrower: XXX // Employment Type:
                                                      Employment / Income Type: Wages / Start Date: 03/XX/2012 - EV2
                                                      *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2
XXX       193420359 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM. -    *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   B           C           Yes      No                   MI    4/XX/2018    Purchase      Primary     XXX        $XXX                  Safe Harbor  Higher
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     EV3                                                                                                                                                                                                       not match Due Diligence Loan Designation of Higher Priced QM.                                                                                                                                                                                                                QM           Priced QM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2023/XX/08: Missing post disaster inspection.                          *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or  COMMENT: 2023/XX/08: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, MI - EV3      *** (OPEN) Missing Document: Fraud Report not provided                          registered at time of application. - EV2                                                                                                                                                                  This is due to APR.
                                                      *** (OPEN) Unable to determine guidelines used for origination.    COMMENT: 2023/XX/08: Missing from file.                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment        Federal HPML Higher Priced 5.75790%.
                                                      Due diligence review may be based on non-origination guidelines    *** (OPEN) REO Documents are missing.: Address: XXX, MI                         history for current and/or prior employment. (XXX/12064039) - EV2                                                                                                                                         Threshold 5.69000% (Index 4.19% + Margin 1.50% = 5.18%).
                                                      (i.e. aggregator, seller). - EV2                                   COMMENT: 2023/XX/08: Missing for the departure residence to confirm             *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2018 disclosed an inaccurate Finance Charge on  Calculated difference 0.06790% (Federal HPML Higher Priced 5.75790% - Threshold 5.69% = 0.06790)
                                                                                                                         the full PITIA.                                                                 page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2018). (Final/04/XX/2018) - EV2         Or which is a stated difference of -0.27000% (5.69% threshold - 5.717% Final TIL/CD).
                                                                                                                         *** (OPEN) Unable to determine guidelines used for origination. Due             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       Compliant Higher Priced Mortgage Loan.
                                                                                                                         diligence review may be based on non-origination guidelines (i.e.               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR
                                                                                                                         aggregator, seller).                                                                                                                                                                                                                                                                      Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
                                                                                                                         COMMENT: 2023/XX/08: Lender used AUS/LP guidelines.                                                                                                                                                                                                                                       COMMENT: 2023/XX/08: Missing the loan officer NMLS information. This is not listed on the NMLS website.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                   2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12064039)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/08: Missing Employment Dates to verify two years employment history for current and/or prior employment. Missing
                                                                                                                                                                                                                                                                                                                                                                                                                   Employment Dates to verify two years employment history for prior employers, XXX and XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   provided on 04/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2018). (Final/04/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/08: Final Closing Disclosure provided on 4/XX/18 disclosed a finance charge of $XXX, calculated finance charge are
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX, resulting in a variance of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/08: Credit Report Fee was  last disclosed as $XXX on loan estimate but disclosed as $XXX. on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   File does not contain a valid change of circumstance for this fee, nor evidence of cure in file.
XXX       193421983 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   CA    11/XX/2020   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2023/XX/09: Post disaster inspection missing.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:  *** (OPEN) Missing Document: Fraud Report not provided
                                                      XXX, CA - EV3                                                      COMMENT: 2023/XX/09: Missing from the loan file.
                                                      *** (OPEN) Unable to determine guidelines used for origination.    *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address:
                                                      Due diligence review may be based on non-origination guidelines    XXX, CA
                                                      (i.e. aggregator, seller). - EV2                                   COMMENT: 2023/XX/14: Missing for the non-subject REOs.
XXX       193421598 XXX    XXX       3        3       *** (OPEN) Hazard Insurance policy does not list Lender or         *** (OPEN) Hazard Insurance policy does not list Lender or Servicer 1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   CA    5/XX/2021    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      Servicer and its successors and assigns, per guideline             and its successors and assigns, per guideline requirements.
                                                      requirements. - EV3                                                COMMENT: 2023/XX/08: Only reflects the lender.
                                                      *** (OPEN) Missing Document: 1007 Rent Comparison Schedule not     *** (OPEN) Missing Document: 1007 Rent Comparison Schedule not
                                                      provided - EV3                                                     provided
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2023/XX/08: Missing for the subject REO.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, CA - EV3      *** (OPEN) Missing Document: Fraud Report not provided
                                                      *** (OPEN) Unable to determine guidelines used for origination.    COMMENT: 2023/XX/08: Missing from the file.
                                                      Due diligence review may be based on non-origination guidelines    *** (OPEN) REO Documents are missing.: Address: XXX, CA
                                                      (i.e. aggregator, seller). - EV2                                   COMMENT: 2023/XX/08: Missing the HOA verification for the non-
                                                                                                                         subject REO.
XXX       193420245 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination                                                                               2           *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding      *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. B           B           Yes      No                   IL    12/XX/2021   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)                                                                                                                                                QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    COMMENT: 2023/XX/13: Cure for 0% tolerance violations in the amount of $XXX for appraisal Fee, exceeds tolerance of $XXX and a valid
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        change of circumstance was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: Cure for 10%  tolerance violations in the amount of $XXX exceeds tolerance of $XXX  plus 10% or $XXX.  and a valid change of circumstance was  provided.
XXX       193420334 XXX    XXX       3        3       *** (OPEN) Borrower has been on current job less than 2 years, and *** (OPEN) Borrower has been on current job less than 2 years, and  2           *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Total of        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing          B           B           Yes      No                   MD    2/XX/2020    Refinance     Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                      prior employment history was not documented as required.:          prior employment history was not documented as required.: Borrower:             Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2020). (Final/02/XX/2020) - EV2     Disclosure provided on 02/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments                                                                                                                                       Harbor QM    Harbor QM
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages  XXX // Employment Type: Employment / Income Type: Wages / Start                 *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/2020). (Final/02/XX/2020)
                                                      / Start Date: 04/XX/2018 - EV3                                     Date: 04/XX/2018                                                                of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   COMMENT: 2023/XX/13: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2023/XX/13: Provide evidence of two year history of                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX   match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 04/XX/202
                                                      guidelines (i.e. aggregator, seller). - EV2                        employment.                                                                     exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                               *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not   *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the
                                                      provided within three days of the application date.: Disclosure:   (i.e. aggregator, seller).                                                                                                                                                                                                                                                                borrower at Closing. (0)
                                                      FHA - Important Notice to Homebuyer (92900-B) (Government          COMMENT: 2023/XX/13: Unable to determine if origination guidelines                                                                                                                                                                                                                        COMMENT: 2023/XX/14: Sufficient cure provided at closing.
                                                      Documents) - EV2                                                   were utilized for this diligence review.                                                                                                                                                                                                                                                  *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not                                                                                                                                                                                                                          Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided
                                                      92900-A was not provided within three days of the application      provided within three days of the application date.: Disclosure:                                                                                                                                                                                                                          to the borrower at Closing. (8304)
                                                      date.: Disclosure: FHA - Initial HUD Addendum to the Loan          FHA - Important Notice to Homebuyer (92900-B) (Government                                                                                                                                                                                                                                 COMMENT: 2023/XX/14: Sufficient cure provided at closing.
                                                      Application 92900-A (Government Documents) - EV2                   Documents)
                                                                                                                         COMMENT: 2023/XX/13: Provide evidence that Borrower and Co Borrower was provide the  FHA - Important Notice to Homebuyer (92900-B) at
                                                                                                                         time of application.
                                                                                                                         *** (OPEN) FHA - Initial HUD Addendum to the Loan Application
                                                                                                                         92900-A was not provided within three days of the application date.: Disclosure: FHA - Initial HUD Addendum to the Loan
                                                                                                                         Application 92900-A (Government Documents)
                                                                                                                         COMMENT: 2023/XX/13: Provide evidence of Borrower and Co Borrower signed the FHA Initial HUD Addendum to the Loan Application.
XXX       193421442 XXX    XXX       3        3       *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of HUD Rebuttable     *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM    B           C           Yes      No                   IL    12/XX/2018   Refinance     Primary     XXX        $XXX                  HUD Safe     HUD
                                                      signed by borrower.: Disclosure: FHA - Informed Consumer Choice                                                                                    Presumption QM. - EV3                                                                                                                                                                                     does not match Due Diligence Loan Designation of HUD Rebuttable Presumption QM.                                                                                                                                                                                              Harbor QM    Rebuttable
                                                      Disclosure (Government Documents) - EV3                                                                                                            *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA         COMMENT: 2023/XX/13: Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of HUD Rebuttable                                                                                                                                                    Presumption
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                           rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                   Presumption QM.                                                                                                                                                                                                                                                                           QM
                                                      guidelines (i.e. aggregator, seller). - EV2
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not
                                                      provided within three days of the application date.: Disclosure:
                                                      FHA - Important Notice to Homebuyer (92900-B) (Government
                                                      Documents) - EV2
XXX       193421561 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NJ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2
XXX       193420207 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    TX    9/XX/2003    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Texas Equity Unable To Determine: Unable to Determine Texas 50(a)(6) Information Missing Test - (Unable to determine if subject lien is a TX 50(a)(6) loan due to missing information)- File is missing the HUD or Final CD. Unable to determine if borrower received any incidental cash out at closing that would make the loan subject to TX50(a)(6). - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422068 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the                                                                                                                                           D           D           Yes      No        Missing    TX    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              Fair Market Value" of homestead property securing loan. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence
                                                                                                                                                                                                         that borrower(s) received copies of all documents signed at time of closing. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (AFMV value and appraisal value not provided): Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing
                                                                                                                                                                                                         AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV. - EV3
                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions
                                                                                                                                                                                                         of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.
                                                                                                                                                                                                         Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV.  Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420333 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided Timely): Texas Constitution Section 50(a)(6):  Acknowledgment of the Fair Market Value not      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       C           C           Yes      Yes       Final HUD1 TX    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              signed by lender at or before closing. - EV3                                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     COMMENT: 2024/XX/11: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity      fee related.
                                                                                                                                                                                                         loan. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421651 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 WI    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193421790 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420260 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421065 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2002                                                                                                                                             B           B           No       Yes       Final HUD1 GA    2/XX/2002    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422145 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           No       Yes       Final HUD1 GA    5/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
XXX       193421625 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    GA    6/XX/2006    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421643 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193420185 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   TX    9/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/23: The property is located in XXX, TX.  Provide a             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  (Type:Primary/08/XX/2019)
                                                      discrepancy. - EV3                                                 post-disaster inspection verifying there was no damage from XXX.                three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV2                                                                                                                            COMMENT: 2024/XX/23: Verification appraisal was delivered to borrower was not provided.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 The inspection must include exterior photos and the property must               *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 09/XX/2019 contains a change in APR and was not received by  *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            be re-inspected on or after XX/XX/XXXX (declared end date).                     borrower at least three (3) business days prior to consummation - EV2                                                                                                                                     after 09/XX/2019 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                      discrepancy. - EV3                                                 *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    COMMENT: 2024/XX/23: Corrected Closing Disclosure provided on or after 09/XX/2019 contains a change in APR and was not received by
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  discrepancy.                                                                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        borrower at least three (3) business days prior to consummation.
                                                      - EV3                                                              COMMENT: 2024/XX/23: Calculated combined loan to value percentage               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                      *** (OPEN) Due diligence review based on non-origination           of 95.81590% exceeds Guideline combined loan to value percentage of             $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77223) - EV2                                                                                                      Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      guidelines (i.e. aggregator, seller). - EV2                        90.00000%.                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  borrower. (0)
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      COMMENT: 2024/XX/29: Missing a valid Change of Circumstance for the increase in fees. Insufficient or no cure was provided to the
                                                                                                                         COMMENT: 2024/XX/23: Calculated loan to value percentage of                     *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee   borrower.
                                                                                                                         95.81590% exceeds Guideline loan to value percentage of 90.00000%.              Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1                                                                               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         *** (OPEN) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                   Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              provided to the borrower. (77223)
                                                                                                                         COMMENT: 2024/XX/23: Verified reserves of 1.83 months is less than                                                                                                                                                                                                                        COMMENT: 2024/XX/29: Missing a valid Change of Circumstance for the increase in Title - Policy Guarantee Fee. Insufficient or no cure
                                                                                                                         Guideline required verification of 6 months PITIA reserves.                                                                                                                                                                                                                               was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Missing a valid Change of Circumstance for the increase in Appraisal Re-Inspection fee. Insufficient or no cure was provided to the borrower.
XXX       193421445 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a    *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel  B           B           Yes      No                   NY    12/XX/2020   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                   was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            COMMENT: 2024/XX/23: The subject property is located in a FEMA                  *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2020 incorrectly disclosed       used, the H-8 form should have been used.
                                                      discrepancy. - EV3                                                 Disaster area post-close.  A post-disaster inspection verifying                 whether the loan will have an escrow account. (Final/12/XX/2020) - EV2                                                                                                                                    COMMENT: 2024/XX/23: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not
                                                      *** (OPEN) Due diligence review based on non-origination           there was no damage to the subject property is required.                        *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        (Final/12/XX/2020) - EV2                                                                                                                                                                                  *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 12/XX/2020 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/23: Final Closing Disclosure provided on 12/XX/2020 does not disclose whether the loan will have an escrow account
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/23: losing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
XXX       193422157 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     A           A                    Yes       Final HUD1 RI    3/XX/2014    Purchase      Primary     XXX        $XXX                  Non QM
                                                      Disaster area and has not been inspected. - EV3                    Disaster area and has not been inspected.                                                                                                                                                                                                                                                 COMMENT: 2025/XX/07: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:     COMMENT: 2025/XX/07: The subject property is located in a FEMA                                                                                                                                                                                                                            1008, income verification(for loan timeframe), asset verification, an origination credit report, and all issued Good Faith Estimates and
                                                      Original // Borrower: XXX - EV3                                    Disaster area. A post-disaster inspection verifying there was no                                                                                                                                                                                                                          TIL's.
                                                                                                                         damage to the subject property is required.
                                                                                                                         *** (OPEN) No evidence of fraud report in file: Credit Report:
                                                                                                                         Original // Borrower: XXX
                                                                                                                         COMMENT: 2025/XX/07: Fraud report is missing.
XXX       193421894 XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-   B           B           Yes      No                   FL    9/XX/2018    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      Sign Consent Agreement - EV3                                       inspection is dated prior to the most recent FEMA disaster.                     applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2018) - EV2                                                                                                                  Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2024/XX/23: The subject property is located in a FEMA                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   (Type:Primary/07/XX/2018)
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  disaster area. The most recent inspection is dated prior to the                 rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/23: Borrower Acknowledgement of Receipt of Appraisal three business days prior to consummation was not provided.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  recent FEMA disaster. Disaster end date was  XX/XX/XXXX.                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                      - EV3                                                              Provide a post-disaster inspection report showing no damage to the              three (3) business days prior to consummation. (Type:Primary/07/XX/2018) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       property.                                                                       *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.02884% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      (Type:Primary/07/XX/2018)
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                     XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                             COMMENT: 2024/XX/23: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      Original // Borrower: XXX - EV3                                                                                                                    *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.02884% or Final Disclosure APR
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                           *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        borrower. - EV2                                                                                                                                                                                           COMMENT: 2024/XX/23: APR on subject loan of 7.03087% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     XX.XX% + XX.XX%, or XX.XX%. Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         (Initial/09/XX/2018) - EV2                                                                                                                                                                                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    COMMENT: 2024/XX/23: No evidence in file Closing Disclosure issued on 09/XX/2018 was provided to Borrower at least three business days prior to closing.Disclosure was not signed by the Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/23: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance in the file. Insufficient cure was provided to the Borrower.
XXX       193420261 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   CA    7/XX/2021    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2024/XX/23: The subject property is located in a FEMA
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:     disaster area. A post disaster inspection verifying there was no
                                                      Original // Borrower: XXX - EV3                                    damage to the subject property is required
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Missing Document: Fraud Report not provided
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/23: The file is missing a copy of Fraud Report
                                                                                                                         *** (OPEN) No evidence of fraud report in file: Credit Report:
                                                                                                                         Original // Borrower: XXX
                                                                                                                         COMMENT: 2024/XX/23: The file is missing a copy of Fraud Report
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/23: GS Non-QM UW Guides used to review.
XXX       193421213 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten     B           B           Yes      Yes       Final HUD1 PA    4/XX/2015    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    all other settlement charges. - EV2                                                                                                                                                                       (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/24: Calculated combined loan to value percentage               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    COMMENT: 2024/XX/24: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            of 97.99800% exceeds Guideline combined loan to value percentage of             *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    settlement charges.
                                                      discrepancy. - EV3                                                 85.00000%.                                                                      loan documents does not match NMLS. - EV2                                                                                                                                                                 *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              Booklet.
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:     COMMENT: 2024/XX/24: Calculated loan to value percentage of                                                                                                                                                                                                                               COMMENT: 2024/XX/24: The  HUD Settlement Booklet is missing.
                                                      Original // Borrower: XXX - EV3                                    94.99499% exceeds Guideline loan to value percentage of 85.00000%.                                                                                                                                                                                                                        *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd-
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                   Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                      guidelines (i.e. aggregator, seller). - EV2                        discrepancy.                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/24: Loan Originator Organization NMLS does not match NMLS.
                                                                                                                         COMMENT: 2024/XX/29: Calculated PITIA months reserves of 0.65 is less than Guideline PITIA months reserves of 6.00.
                                                                                                                         *** (OPEN) Missing Document: Fraud Report not provided
                                                                                                                         COMMENT: 2024/XX/24: Fraud Report is missing.
                                                                                                                         *** (OPEN) No evidence of fraud report in file: Credit Report:
                                                                                                                         Original // Borrower: XXX
                                                                                                                         COMMENT: 2024/XX/24: Fraud report is missing.
XXX       193421029 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Finance Charge on  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure  B           B           Yes      No                   VA    2/XX/2020    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      From Borrower. - EV3                                               Borrower.                                                                       page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which provided on 02/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            COMMENT: 2024/XX/25: Documented qualifying Assets for Closing of                exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2020). (Final/02/XX/2020) - EV2                                                disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                      discrepancy. - EV3                                                 $XXX is less than Cash From Borrower $XXX.                                      *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the    exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2020).
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Guideline Requirement: PITIA reserves months                         Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/02/XX/2020) - EV2                                                                  (Final/02/XX/2020)
                                                      guidelines (i.e. aggregator, seller). - EV2                        discrepancy.                                                                    *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the    COMMENT: 2024/XX/25: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX.  Variance = $XXX.  Lender to
                                                                                                                         COMMENT: 2024/XX/25: Calculated PITIA months reserves of 0.00 is                Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/02/XX/2020) - EV2                                                                  provide corrected CD and copy of letter sent to borrower explaining changes.
                                                                                                                         less than Guideline PITIA months reserves of 6.00.                              *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days      *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated
                                                                                                                                                                                                         prior to closing. (Interim/02/XX/2020) - EV2                                                                                                                                                              Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was
                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    received on or after the Closing Disclosure.) (Interim/02/XX/2020)
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2024/XX/25: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    *** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    received on or after the Closing Disclosure.) (Initial/02/XX/2020)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    COMMENT: 2024/XX/25: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    02/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four business days prior to closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: 10% tolerance was exceeded by $XXX due to addition of Recording fees.  No valid COC provided, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure ..
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
XXX       193420743 XXX    XXX       3        3       *** (OPEN) Guideline Issue:Insufficient asset documentation.:      *** (OPEN) Guideline Issue:Insufficient asset documentation.:       2           *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-  B           B           Yes      No                   WA    12/XX/2021   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      Financial Institution: XXX // Account Type: 401(k)/403(b) Account  Financial Institution: XXX // Account Type: 401(k)/403(b) Account /             *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    1/Final Closing Disclosure.
                                                      / Account Number: XXX - EV3                                        Account Number: XXX                                                             plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2024/XX/24: Closing Disclosure provided 11/XX/2021 page 4 disclosed initial escrow payment of $XXX; however,  the Initial
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2024/XX/29: Two (2) months for each bank Required.                                                                                                                                                                                                                               Escrow Account Disclosure reflects an initial deposit of $XXX.
                                                      *** (OPEN) No evidence of fraud report in file: Credit Report:     *** (OPEN) Missing Document: Fraud Report not provided                                                                                                                                                                                                                                    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                      Original // Borrower: XXX - EV3                                    COMMENT: 2024/XX/24: Fraud Report is missing in file. Exception                                                                                                                                                                                                                           Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) Due diligence review based on non-origination           already raised.                                                                                                                                                                                                                                                                           borrower. (0)
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                                                                                                                                                                            COMMENT: 2024/XX/24: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient
                                                                                                                         Original // Borrower: XXX                                                                                                                                                                                                                                                                 or no cure was provided to the borrower.
                                                                                                                         COMMENT: 2024/XX/24: Fraud Report is missing in file.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/24: Diligence review based on approved guidelines.
XXX       193421694 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           No       Yes       Final HUD1 NC    3/XX/2014    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193420802 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Missing Document: Fraud Report not provided              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   CA    3/XX/2023    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                         COMMENT: 2024/XX/02: Fraud Report is not provided in this loan                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                         file.
XXX       193421612 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Missing Document: Fraud Report not provided              2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a  B           B           Yes      No                   TX    12/XX/2022   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  COMMENT: 2024/XX/03: Fraud report is missing for both borrowers.                *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images copy of the Appraisal Disclosure.                                                                                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                      - EV3                                                                                                                                              to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2024/XX/03: Missing evidence of receipt of the right to receive a copy of the appraisal disclosure and LE.
                                                                                                                                                                                                         initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                         Final Closing Disclosure provided on 12/XX/2022 are underdisclosed. (Final/12/XX/2022) - EV2                                                                                                              Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2022 incorrectly disclosed whether the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                         loan will have an escrow account. (Final/12/XX/2022) - EV2                                                                                                                                                COMMENT: 2024/XX/03: Loan Estimates were not provided.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2022 incorrectly disclosed whether *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure
                                                                                                                                                                                                         the loan will have an escrow account. (Final/12/XX/2022) - EV2                                                                                                                                            - Loan Disclosures: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2022 are underdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2022 are underdisclosed.
                                                                                                                                                                                                                                                                                                                                                                                                                   MI is reflected as escrowed on page 4 of the Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided on 12/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Pages 1 & 2 of the Final Closing Disclosure do not reflect escrows but page 4 reflects MI is escrowed.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 12/XX/2022 incorrectly disclosed whether the loan will have an escrow account. (Final/12/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Pages 1 & 2 of the Final Closing Disclosure do not reflect escrows but page 4 reflects escrows.
XXX       193421464 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Missing Document: Fraud Report not provided              2           *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing          B           B           Yes      No                   PA    11/XX/2022   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                         COMMENT: 2024/XX/03: File is missing the Borrower and Co-borrower's             Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2022).  The disclosed Total of      Disclosure provided on 11/XX/2022 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments                                                                                                                                       QM (APOR)    QM (APOR)
                                                                                                                         fraud report.                                                                   Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2022) - EV2                                 for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2022).  The disclosed Total of
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    threshold. (Final/11/XX/2022)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX    COMMENT: 2024/XX/03: Final Closing Disclosure disclosed Total of Payment charges on page five are $XXX. Due Diligence Total of Payment
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231) - EV2                                                                                                           charges are $XXX. There is a variance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Transfer tax fee in the amount of $XXX disclosed on Loan Estimate dated 10/XX/2022 increased to $XXX on Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure dated 11/XX/2022. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Deed preparation fee in the amount of $XXX was added to the final Closing Disclosure dated 11/XX/2022. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.
XXX       193420211 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   FL    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the                                                                                                                                             QM (APOR)    QM (APOR)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2024/XX/23: The subject property is located in a FEMA                                                                                                                                                                                                                            borrower. (8304)
                                                                                                                         disaster area. A post disaster inspection verifying there was no                                                                                                                                                                                                                          COMMENT: 2024/XX/03: 0% tolerance was exceeded by $XXX due to Increase of Transfer Tax Fee.  No valid COC provided, nor evidence of cure
                                                                                                                         damage to the subject property is required.                                                                                                                                                                                                                                               in file.
                                                                                                                         *** (OPEN) Missing Document: Fraud Report not provided
                                                                                                                         COMMENT: 2024/XX/03: Missing required fraud report.
XXX       193420278 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Missing Document: Fraud Report not provided              2           *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2022 disclosed an inaccurate Finance Charge on  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure  B           B           Yes      No                   CO    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (OPEN) Valuation address does not match Note address.:         COMMENT: 2024/XX/05: Fraud Report is missing.                                   page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which provided on 07/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The                                                                                                                                     QM (APOR)    QM (APOR)
                                                      Valuation Type: Appraisal / Valuation Report Date: 06/XX/2022 -    *** (OPEN) Valuation address does not match Note address.:                      exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2022). (Final/07/XX/2022) - EV2                                                disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                      EV3                                                                Valuation Type: Appraisal / Valuation Report Date: 06/XX/2022                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2022).
                                                      *** (CLEARED) Income documentation requirements not met. - EV1     COMMENT: 2024/XX/06: Valuation Address: XXX while Note Address: XXX             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      (Final/07/XX/2022)
                                                      *** (CLEARED) The verification of employment is not within 10      *** (CLEARED) Income documentation requirements not met.                        *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  COMMENT: 2024/XX/05: Finance Charge disclosed is $XXX Calculated finance charge is $XXX.  Variance of  $XXX.  Based on review of
                                                      business days of the Note.: Borrower: XXX // Employment Type:      COMMENT: 2024/XX/26: Gap in employment for B1 is greater than 30                a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       Lender's compliance report,  TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund
                                                      Employment / Income Type: Wages / Start Date: 10/XX/2020 - EV1     days.  A letter of explanation for the gap in employment from 3/XX              *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13234562) - EV1                                                                   check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable
                                                      *** (CLEARED) The verification of employment is not within 10      - 4/XX/2022 is missing                                                          *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13234561) - EV1                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                      business days of the Note.: Borrower: XXX // Employment Type:      *** (CLEARED) The verification of employment is not within 10                                                                                                                                                                                                                             does not match Due Diligence Loan Designation of ATR Risk.
                                                      Employment / Income Type: Wages / Start Date: 02/XX/2020 - EV1     business days of the Note.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                             COMMENT: 2024/XX/26: A letter of explanation for the gap in B1 employment is missing as required by the guidelines which resulted in a
                                                      *** (CLEARED) The verification of employment is not within 10      Employment / Income Type: Wages / Start Date: 10/XX/2020                                                                                                                                                                                                                                  Due Diligence Loan Designation of ATR Fail.
                                                      business days of the Note.: Borrower: XXX // Employment Type:      COMMENT: 2024/XX/26: The AUS does not require verification of                                                                                                                                                                                                                             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      Employment / Income Type: Wages / Start Date: 11/XX/2019 - EV1     previous employment, but the loan is not agency salable and the                                                                                                                                                                                                                           or more guideline components, the loan is at ATR risk.
                                                                                                                         loan must meet QM requirement of verification of previous and                                                                                                                                                                                                                             COMMENT: 2024/XX/26: A letter of explanation for B1 gap in employment greater than 30 days is missing which impacts ATR.
                                                                                                                         current employment.                                                                                                                                                                                                                                                                       *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         *** (CLEARED) The verification of employment is not within 10                                                                                                                                                                                                                             related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         business days of the Note.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                             to be regraded with compensating factors.)
                                                                                                                         Employment / Income Type: Wages / Start Date: 02/XX/2020                                                                                                                                                                                                                                  COMMENT: 2024/XX/26: A letter of explanation for the gap in B1 employment is missing as required by guidelines which impacts ATR.
                                                                                                                         COMMENT: 2024/XX/26: The AUS does not require verification of                                                                                                                                                                                                                             *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13234562)
                                                                                                                         previous employment, but the loan is not agency salable and the                                                                                                                                                                                                                           COMMENT: 2024/XX/26: A letter of explanation for B1 gap in employment greater than 30 days is missing.
                                                                                                                         loan must meet QM requirement of verification of previous and                                                                                                                                                                                                                             *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13234561)
                                                                                                                         current employment.                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/26: A letter of explanation for B1 gap in employment greater than 30 days is missing.
                                                                                                                         *** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type:
                                                                                                                         Employment / Income Type: Wages / Start Date: 11/XX/2019
                                                                                                                         COMMENT: 2024/XX/26: The AUS does not require verification of previous employment, but the loan is not agency salable and the loan must meet QM requirement of verification of previous and current employment.
XXX       193420637 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            3           *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA. - EV3                                                             *** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) - Subject loan is not eligible to be insured or guaranteed by VA.  C           C           Yes      No                   CO    7/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2022 did not disclose the actual Date Issued.          COMMENT: 2024/XX/06: Subject loan is not eligible to be insured by VA.                                                                                                                                                                                                       QM (APOR)    QM (APOR)
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/06: The CLTV was calculated at 90%; however, the               Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/06/XX/2022) - EV2                                                                       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            Guidelines allow up to 85% on a Cash Out refinance.                             *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of   provided on 06/XX/2022 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued
                                                      discrepancy. - EV3                                                 *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                          based on best information available. (Initial/06/XX/2022)
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/06: The LTV was calculated at 90%; however, the                *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  COMMENT: 2024/XX/06: Issue date not provided in Closing Disclosure.
                                                      guidelines (i.e. aggregator, seller). - EV2                        Guidelines allow up to 85% on a Cash Out refinance.                             exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
                                                                                                                         *** (OPEN) Guideline Requirement: PITIA reserves months
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2024/XX/06: The Guidelines require 6 months Reserves on a
                                                                                                                         Primary residence, the loan file does not contain evidence of the required reserves.
XXX       193421021 XXX              3        3       *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) Guideline Requirement: PITIA reserves months             1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   CA    1/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/12: Calculated PITIA months reserves of 0 is less
                                                      guidelines (i.e. aggregator, seller). - EV2                        than guideline PITIA months reserves of 6.00.
XXX       193420014 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Due diligence review based on non-origination guidelines 2           *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank    B           B           Yes      No                   IN    2/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV2                        (i.e. aggregator, seller).                                                      and 1026.43(c)(5) of 53.91777% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2                                            2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.91777% moderately exceeds the guideline
                                                      *** (WAIVED) Guideline Requirement: Combined loan to value         COMMENT: 2024/XX/21: Origination guidelines are not available for               *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 02/XX/2023 contains a change in APR   maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      discrepancy. - EV2                                                 this review                                                                     and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2                                                                               COMMENT: 2025/XX/06: DTI is exceeding the guideline limit of 50%
                                                      *** (WAIVED) Guideline Requirement: Investor qualifying total debt *** (WAIVED) Guideline Requirement: Combined loan to value                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  *** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing
                                                      ratio discrepancy. - EV2                                           discrepancy.                                                                    $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      Disclosure provided on or after 02/XX/2023 contains a change in APR and a complete Closing Disclosure was not received by borrower at
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   COMMENT: 2025/XX/06: Calculated loan to value percentage of                     *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         least three (3) business days prior to consummation
                                                      EV2                                                                97.13072% exceeds Guideline loan to value percentage of 85.00000%.              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2024/XX/10: Corrected Closing Disclosure provided on or after 02/XX/2023 contains a change in APR and was not received by
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          *** (WAIVED) Guideline Requirement: Investor qualifying total debt                                                                                                                                                                                                                        borrower at least three (3) business days prior to Note rate
                                                      discrepancy. - EV2                                                 ratio discrepancy.                                                                                                                                                                                                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      *** (CLEARED) The verification of employment is not within 10      COMMENT: 2025/XX/06: DTI is exceeding the guideline limit of 50%                                                                                                                                                                                                                          Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided
                                                      business days of the Note.: Borrower: XXX // Employment Type:      *** (WAIVED) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                            to the borrower. (75103)
                                                      Employment / Income Type: Wages / Start Date: 07/XX/2020 - EV1     COMMENT: 2025/XX/06: Calculated loan to value percentage of                                                                                                                                                                                                                               COMMENT: 2024/XX/10: Appraisal Re-Inspection Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.
                                                                                                                         97.13072% exceeds Guideline loan to value percentage of 85.00000%.                                                                                                                                                                                                                        File does not contain a valid COC for this fee, cure provided at closing.
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                 *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         COMMENT: 2025/XX/06: Calculated PITIA months reserves of 4.84 is                                                                                                                                                                                                                          COMMENT: 2025/XX/06: DTI is exceeding the guideline limit of 50%
                                                                                                                         less than Guideline PITIA months reserves of 6.00.                                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         *** (CLEARED) The verification of employment is not within 10                                                                                                                                                                                                                             or more guideline components, the loan is at ATR risk.
                                                                                                                         business days of the Note.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                             COMMENT: 2025/XX/06: DTI is exceeding the guideline limit of 50%
                                                                                                                         Employment / Income Type: Wages / Start Date: 07/XX/2020
                                                                                                                         COMMENT: 2024/XX/23: The verification of employment is not within
                                                                                                                         10 business days of the Note.
XXX       193420010 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination           *** (WAIVED) Guideline Requirement: Loan to value discrepancy.      1           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    A           A           Yes      No                   TX    2/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2025/XX/06: Calculated loan to value percentage of                     *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   100.00000% exceeds Guideline loan to value percentage of 90.00000%.                                                                                                                                                                                                                       COMMENT: 2025/XX/06: The loan is failing to meet the LTV, CLTV and reserve requirements as per the loan guidelines causing waterfall in
                                                      EV2                                                                *** (CLEARED) CAIVRS Authorization is missing.: Disclosure: CAIVRS                                                                                                                                                                                                                        loan designation
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          Authorization (Government Documents)                                                                                                                                                                                                                                                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      discrepancy. - EV2                                                 COMMENT: 2025/XX/06: CAIVRS Authorization is missing                                                                                                                                                                                                                                      or more guideline components, the loan is at ATR risk.
                                                      *** (CLEARED) CAIVRS Authorization is missing.: Disclosure: CAIVRS *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure: VA                                                                                                                                                                                                                       COMMENT: 2025/XX/06: The loan is failing to meet the LTV, CLTV and reserve requirements as per the loan guidelines
                                                      Authorization (Government Documents) - EV1                         - Loan Guaranty Certificate (Government Documents)
                                                      *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure:   COMMENT: 2025/XX/06: VA - Loan Guaranty Certificate is missing from
                                                      VA - Loan Guaranty Certificate (Government Documents) - EV1        the file.
                                                      *** (CLEARED) The collected VA Funding Fee does not match the      *** (CLEARED) Unable to test whether the correct VA Funding Fee was
                                                      required VA Funding Fee  per the VA Lender Handbook/Circulars. -   charged due to missing documentation.
                                                      EV1                                                                COMMENT: 2025/XX/06: Unable to determine whether the borrower is
                                                      *** (CLEARED) The veteran did not certify occupancy by checking an XXX or XXX appropriate occupancy block in Section III - Veteran's
                                                      Certifications of the VA - Loan Disbursement Form 26-1820.:
                                                      Disclosure: VA - Loan Disbursement Form 26- 1820 (Government
                                                      Documents) - EV1
                                                      *** (CLEARED) Unable to test whether the correct VA Funding Fee was charged due to missing documentation. - EV1
XXX       193421547 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1           *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1              *** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not     A           A           Yes      No                   FL    7/XX/2022    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party         match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                            Harbor QM    Harbor QM
                                                      *** (OPEN) The collected VA Funding Fee does not match the         COMMENT: 2024/XX/02: The subject property is located in a FEMA                  records. (XXX XXX/Wages) - EV1                                                                                                                                                                            COMMENT: 2024/XX/16: Waterfalling due to Rental Income of Additional Property in not included in DTI calculation.
                                                      required VA Funding Fee  per the VA Lender Handbook/Circulars. -   disaster area. A post disaster inspection verifying there was no                *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-
                                                      EV3                                                                damage to the subject property is required.                                     *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders        2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) The collected VA Funding Fee does not match the required             Guidelines and 1026.43(c)(5) of 61.27915% significantly exceeds the guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1           COMMENT: 2024/XX/16: Waterfalling due to Rental Income of Additional Property in not included in DTI calculation.
                                                      guidelines (i.e. aggregator, seller). - EV2                        VA Funding Fee  per the VA Lender Handbook/Circulars.                           *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      *** (CLEARED) Guideline Requirement: Combined loan to value        COMMENT: 2024/XX/02: VA Funding Fee does not match the required VA                                                                                                                                                                                                                        or more guideline components, the loan is at ATR risk.
                                                      discrepancy. - EV1                                                 Funding Fee per the VA Lender Handbook/Circulars.                                                                                                                                                                                                                                         COMMENT: 2024/XX/16: Waterfalling due to Rental Income of Additional Property in not included in DTI calculation.
                                                      *** (CLEARED) Guideline Requirement: Investor qualifying total     *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-
                                                      debt ratio discrepancy. - EV1                                      (i.e. aggregator, seller).                                                                                                                                                                                                                                                                Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.27915% significantly exceeds the
                                                      *** (CLEARED) Guideline Requirement: Loan to value discrepancy. -  COMMENT: 2024/XX/02: Origination guidelines are not available for                                                                                                                                                                                                                         guideline maximum of 55.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                      EV1                                                                this review.                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/16: Rental Income of Additional property is not included in DTI.
                                                      *** (CLEARED) Guideline Requirement: PITIA reserves months         *** (CLEARED) Guideline Requirement: Combined loan to value                                                                                                                                                                                                                               *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                      discrepancy. - EV1                                                 discrepancy.                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/16: Waterfalling due to Rental Income of Additional Property in not included in DTI calculation.
                                                                                                                         COMMENT: 2024/XX/16: Calculated CLTV percentage of 100.00000%
                                                                                                                         exceeds Guideline CLTV percentage of 90.00000%.
                                                                                                                         *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
                                                                                                                         COMMENT: 2024/XX/16: Rental Income of Additional Property in not
                                                                                                                         included in DTI calculation.
                                                                                                                         *** (CLEARED) Guideline Requirement: Loan to value discrepancy.
                                                                                                                         COMMENT: 2024/XX/16: Calculated LTV percentage of 100.00000%
                                                                                                                         exceeds Guideline LTV percentage of 90.00000%.
                                                                                                                         *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
                                                                                                                         COMMENT: 2024/XX/16: Calculated PITIA months reserves of 3.34 is less than Guideline PITIA months reserves of 6.00.
XXX       193421648 XXX    XXX       3        3       *** (OPEN) Aged document: Credit Report  is more than 90 days      *** (OPEN) Aged document: Credit Report  is more than 90 days prior 2           *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected          B           B           Yes      No                   MN    11/XX/2022   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      prior to the note date.: Credit Report: Original // Borrower: XXX  to the note date.: Credit Report: Original // Borrower: XXX                     escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2398068) - EV2                                                                                        Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the
                                                      - EV3                                                              COMMENT: 2024/XX/02: Most recent credit report dated 3/XX/2022 is               *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed  actual payment for the loan. (ProjSeq:2/2398068)
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           over 120 days old on 11/XX/2022 Note date.                                      an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2398067) - EV2                                                                                     COMMENT: 2024/XX/02: $XXX monthly escrow amount not included.
                                                      discrepancy. - EV3                                                 *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 discrepancy.                                                                    tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    Payments: Final Closing Disclosure provided on 11/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of        COMMENT: 2024/XX/02: Calculated combined loan to value percentage                                                                                                                                                                                                                         actual payment for the loan. (ProjSeq:1/2398067)
                                                      Mortgage (VOM) is required and was not found in file. - EV3        of 95.00000% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       COMMENT: 2024/XX/02: $XXX monthly escrow amount not included.
                                                      *** (OPEN) Due diligence review based on non-origination           90.00000%.                                                                                                                                                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         COMMENT: 2024/XX/02: Calculated loan to value percentage of                                                                                                                                                                                                                               borrower. (8304)
                                                                                                                         95.00000% exceeds Guideline loan to value percentage of 90.00000%.                                                                                                                                                                                                                        COMMENT: 2024/XX/02: Transfer Tax Fee increased to $XXXto  $XXX with no valid Change of Circumstance nor cure provided to borrower at
                                                                                                                         *** (OPEN) The Verification of Rent (VOR) / Verification of                                                                                                                                                                                                                               closing.
                                                                                                                         Mortgage (VOM) is required and was not found in file.
                                                                                                                         COMMENT: 2024/XX/02: Missing Verification of Rent (VOR), or
                                                                                                                         cancelled checks/bank records. A VOR from an individual or a private party landlord does not meet the requirement
                                                                                                                         of verifying the Borrower's prior housing payment history.
XXX       193422216 XXX    XXX       3        3       *** (OPEN) Flood Certificate Subject Address does not match Note   *** (OPEN) Flood Certificate Subject Address does not match Note    2           *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding     *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. B           B           Yes      No                   PA    4/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      address. - EV3                                                     address.                                                                        Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/02: Borrower address of XXX misspelled on Flood                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2024/XX/02: Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -
                                                      discrepancy. - EV3                                                 Certificate.                                                                    tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    $XXX.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value                                                                                                                                                                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      *** (OPEN) The Verification of Rent (VOR) / Verification of        discrepancy.                                                                                                                                                                                                                                                                              Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      Mortgage (VOM) is required and was not found in file. - EV3        COMMENT: 2024/XX/02: CLTV of 97.00000% exceeds Guideline CLTV                                                                                                                                                                                                                             borrower. (8304)
                                                      *** (OPEN) Due diligence review based on non-origination           percentage of 90.00000%.                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/02: File does not contain a valid Change of Circumstance for Transfer Tax fee, nor cure  provided at closing.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                         COMMENT: 2024/XX/02: LTV of 97.00000% exceeds Guideline loan to value percentage of 90.00000%.
                                                                                                                         *** (OPEN) The Verification of Rent (VOR) / Verification of
                                                                                                                         Mortgage (VOM) is required and was not found in file.
                                                                                                                         COMMENT: 2024/XX/02: Verification of Rent not provided.
XXX       193421860 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee      B           B           Yes      No                   WI    6/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/02: 95% exceeds 90%.                                           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         borrower. (0)
                                                      *** (OPEN) Missing Document: Verification of Rent (VOR) /          *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2024/XX/02: Recording Fee increased on CD issued 6/XX/2022 with no valid Change of Circumstance evident.
                                                      Verification of Mortgage (VOM) not provided - EV3                  COMMENT: 2024/XX/02: 95% exceeds 90%.                                           *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                      *** (WAIVED) Asset documentation requirements not met. - EV2       *** (OPEN) Missing Document: Verification of Rent (VOR) /                       a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN) Due diligence review based on non-origination           Verification of Mortgage (VOM) not provided                                                                                                                                                                                                                                               COMMENT: 2024/XX/24: LTV/CLTV exceeds maximum.  Reserve requirement not met.   Missing VOR.
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/01: Missing Verification of Rent (VOR) or                                                                                                                                                                                                                                *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          cancelled checks/bank records. A VOR from an individual or a                                                                                                                                                                                                                              or more guideline components, the loan is at ATR risk.
                                                      discrepancy. - EV2                                                 private party landlord does not meet the requirement of verifying                                                                                                                                                                                                                         COMMENT: 2024/XX/24: Sufficient assets were not verified to cover cash to close and required PITI reserves  and verification of rent
                                                                                                                         the Borrower's prior housing payment history.                                                                                                                                                                                                                                             payment history is missing.
                                                                                                                         *** (WAIVED) Asset documentation requirements not met.                                                                                                                                                                                                                                    *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         COMMENT: 2024/XX/24: Sufficient assets were not verified to cover                                                                                                                                                                                                                         related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         cash to close and required PITI reserves.                                                                                                                                                                                                                                                 to be regraded with compensating factors.)
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                 COMMENT: 2024/XX/24: Sufficient assets were not verified to cover cash to close and required PITI reserves  and verification of rent
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              payment history is missing.
                                                                                                                         COMMENT: 2024/XX/24: 4.37 months is less than 6 months minimum.
XXX       193420015 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected          B           B           Yes      No                   FL    10/XX/2022   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2399094) - EV2                                                                                        Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not match the
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/02: The subject property is located in a FEMA                  *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed  actual payment for the loan. (ProjSeq:2/2399094)
                                                      guidelines (i.e. aggregator, seller). - EV2                        disaster area. The most recent inspection is dated prior to the                 an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2399093) - EV2                                                                                     COMMENT: 2024/XX/02: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 2 that does not
                                                      *** (WAIVED) Guideline Requirement: Combined loan to value         recent FEMA disaster. Disaster end date was XX/XX/XXXX.                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on        match the actual payment for the loan.
                                                      discrepancy. - EV2                                                 Provide a post-disaster inspection report showing no damage to the              09/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/09/XX/2022) - EV2                                                                      *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   property.                                                                       *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         Payments: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not match the
                                                      EV2                                                                *** (WAIVED) Guideline Requirement: Combined loan to value                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      actual payment for the loan. (ProjSeq:1/2399093)
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          discrepancy.                                                                    *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  COMMENT: 2024/XX/02: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not
                                                      discrepancy. - EV2                                                 COMMENT: 2025/XX/06: Calculated combined loan to value percentage               a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       match the actual payment for the loan.
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1      of 95.00000% exceeds Guideline maximum combined loan to value                                                                                                                                                                                                                             *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated
                                                                                                                         percentage of 90.00000%.                                                                                                                                                                                                                                                                  Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 disclosed the Monthly Escrow Payment that does not match
                                                                                                                         *** (WAIVED) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                            the actual escrow payment for the loan. (Final/09/XX/2022)
                                                                                                                         COMMENT: 2025/XX/06: Calculated loan to value percentage of                                                                                                                                                                                                                               COMMENT: 2024/XX/02: Final Closing Disclosure provided on 09/XX/2022 disclosed an escrow payment for payment stream 1 that does not
                                                                                                                         95.00000% exceeds Guideline maximum loan to value percentage of                                                                                                                                                                                                                           match the actual payment for the loan.
                                                                                                                         90.00000%.                                                                                                                                                                                                                                                                                *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                 not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/06: Loan Designation discrepancy due to not meeting the reserves requirement.
                                                                                                                         COMMENT: 2025/XX/06: The borrower has one additional financed                                                                                                                                                                                                                             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         investment property, which requires 9 months of reserves.  The                                                                                                                                                                                                                            or more guideline components, the loan is at ATR risk.
                                                                                                                         borrower does not have sufficient verified assets to meet the                                                                                                                                                                                                                             COMMENT: 2025/XX/06: The borrower has one additional financed investment property, which requires 9 months of reserves.  The borrower
                                                                                                                         reserve requirement.                                                                                                                                                                                                                                                                      does not have sufficient verified assets to meet the reserve requirement.
                                                                                                                         *** (CLEARED) Asset documentation requirements not met.                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         COMMENT: 2025/XX/06: The borrower has one additional financed                                                                                                                                                                                                                             related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         investment property, which requires 9 months of reserves.  The                                                                                                                                                                                                                            to be regraded with compensating factors.)
                                                                                                                         borrower does not have sufficient verified assets to meet the                                                                                                                                                                                                                             COMMENT: 2025/XX/06: The borrower has one additional financed investment property, which requires 9 months of reserves.  The borrower
                                                                                                                         reserve requirement.                                                                                                                                                                                                                                                                      does not have sufficient verified assets to meet the reserve requirement.
XXX       193420935 XXX    XXX       3        3       *** (OPEN) No evidence of fraud report in file: Credit Report:                                                                         2           *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed an Amount Financed disclosed an *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure B           B           Yes      No                   IL    11/XX/2018   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      Original // Borrower: XXX, Credit Report: Original // Borrower:                                                                                    inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not   provided on 11/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the                                                                                                                                           SHQM         SHQM
                                                      XXX - EV3                                                                                                                                          accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated        amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         11/XX/2018). (Final/11/XX/2018) - EV2                                                                                                                                                                     accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate Finance Charge on  Charge calculations are based on Closing Disclosure dated 11/XX/2018). (Final/11/XX/2018)
                                                                                                                                                                                                         page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which COMMENT: 2024/XX/08: Amount Financed disclosed is $XXX.
                                                                                                                                                                                                         exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2018). (Final/11/XX/2018) - EV2                                                Calculated Amount Financed is $XXX Amount Financed Variance of $XXX
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate Total of        *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                         Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2018).  The disclosed Total of      provided on 11/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The
                                                                                                                                                                                                         Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2018) - EV2                                 disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                                                                                                                                                                         *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding     exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2018).
                                                                                                                                                                                                         Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   (Final/11/XX/2018)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2024/XX/08: Finance Charge disclosed is $XXX.   Calculated finance charge is $XXX Variance of -$XXX.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   Disclosure provided on 11/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 11/XX/2018).  The disclosed Total of
                                                                                                                                                                                                                                                                                                                                                                                                                   Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/11/XX/2018)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Total of Payments disclosed is $XXX, Calculated Total of Payments is $XXX Total of Payments Variance of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits.
                                                                                                                                                                                                                                                                                                                                                                                                                   Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding
                                                                                                                                                                                                                                                                                                                                                                                                                   Lender Credit previously disclosed in the amount of -$XXX. No valid changed circumstance was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance in file. No cure provided to the Borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance in file. No cure provided to the Borrower.
XXX       193420244 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                             D           D           No       No        Missing    IL    3/XX/2011    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Documents) - EV3                                                                                                                                   unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    cannot be performed. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                                  rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420864 XXX    XXX       2                *** (OPEN) Missing Document: Flood Certificate not provided - EV3                                                                      2           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing                                                                                                                                                B           B           No       Yes       HELOC      IL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              cannot be performed. - EV2                                                                                                                                                                                                                                                                                                                                                                    Agreement
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. HELOC Initial Draw Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2
XXX       193420213 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CT    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005    COMMENT: 2023/XX/05: TIL itemization did not disclose Courier fee of $XXX Loan Discount fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   Additionally, the TIL itemization included a $XXX Satisfaction fee that was not included by audit in prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422108 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 COMMENT: 2023/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420967 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CT    1/XX/2012    Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2023/XX/05: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final
                                                                                                                                                                                                         TIL does not match the total payment amount that may apply during the first rate adjustment of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421151 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PA    6/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2000    COMMENT: 2023/XX/05: TIL itemization did not disclose  Settlement/closing/escrow fee $XXX and Title courier/messenger fee $XXX as
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
XXX       193420665 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2                                                                                                                                                                                                                                                        B           B           No       Yes       HELOC      NY    8/XX/2003    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                                                                        Agreement
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Max prepay term allowed on an adjustable rate loan greater than $XXX is 12 months.  Loan contracts for prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 8/XX/2003 12:00:00 AM. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420021 XXX    XXX       2        2       *** (WAIVED) Borrower(s) is not a U.S. Citizen, and the guideline  *** (WAIVED) Borrower(s) is not a U.S. Citizen, and the guideline   2           *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.31198% is in excess of the investor allowable maximum of  3.00000% of the *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank    B           B           Yes      No                   CA    7/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      required documentation was not provided.: Borrower: XXX - EV2      required documentation was not provided.: Borrower: XXX                         Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.31198%). - EV2                              2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.60959% moderately exceeds the guideline
                                                      *** (WAIVED) Credit Exception: - EV2                               COMMENT: 2023/XX/26: Guidelines require an unexpired passport and               *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      *** (WAIVED) FEMA Disaster Issue: The subject property is located  the file did not contain one.  File contained a Lender Exception                and 1026.43(c)(5) of 46.60959% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2                                            COMMENT: 2023/XX/21: Lender Exception with Compensating Factors in file for DTI.  Compensating factors of 24 point FICO and 5% LTV were
                                                      in a FEMA disaster that does not have a declared end date. - EV2   with compensating factors noted for the issue.  Compensating                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of not deemed sufficient to waive.
                                                      *** (WAIVED) Guideline Requirement: Investor qualifying total debt factors of 24 point FICO and 5% LTV were not deemed sufficient to               $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326) - EV2                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      ratio discrepancy. - EV2                                           waive.                                                                          *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was
                                                      *** (WAIVED) Missing Document: Verification of Non-US Citizen      *** (WAIVED) Credit Exception:                                                  *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      provided to the borrower. (7326)
                                                      Status not provided - EV2                                          COMMENT: 2023/XX/26: Payment shock per guidelines limited to 200%                                                                                                                                                                                                                         COMMENT: 2023/XX/15: Loan originator compensation fee increased on 6/XX/2021 LE with no evidence of a valid Change of Circumstance or a
                                                                                                                         and payment shock for subject transaction is 259.20%.  File                                                                                                                                                                                                                               tolerance cure.
                                                                                                                         contains a Lender Exception with compensating factors for the                                                                                                                                                                                                                             *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                                                                                         issue.  Compensating factors of 24 point FICO and 5% LTV were not                                                                                                                                                                                                                         not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         deemed sufficient to waive.                                                                                                                                                                                                                                                               COMMENT: 2023/XX/26: Waterfall finding due to the DTI.
                                                                                                                         *** (WAIVED) FEMA Disaster Issue: The subject property is located                                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         in a FEMA disaster that does not have a declared end date.                                                                                                                                                                                                                                or more guideline components, the loan is at ATR risk.
                                                                                                                         COMMENT: 2023/XX/13: Investor to order.                                                                                                                                                                                                                                                   COMMENT: 2023/XX/21: Waterfall finding due to the DTI.
                                                                                                                         *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
                                                                                                                         COMMENT: 2023/XX/21: Lender Exception with Compensating Factors in file for DTI.  Compensating factors of 24 point FICO and 5% LTV were not deemed sufficient to waive.
                                                                                                                         *** (WAIVED) Missing Document: Verification of Non-US Citizen
                                                                                                                         Status not provided
                                                                                                                         COMMENT: 2023/XX/26: Guidelines require an unexpired passport and the file did not contain one.  File contained a Lender Exception with compensating factors noted for the issue.  Compensating factors of 24 point FICO and 5% LTV were not deemed sufficient to waive.
XXX       193420242 XXX    XXX       3        3       *** (OPEN) Documentation in the loan file contradicts the          *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA       2           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee      B           B           Yes      No                   OH    12/XX/2020   Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      occupancy the veteran indicated on the VA Loan Disbursement Form   Disaster area and has not been inspected.                                       plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the                                                                                                                                            Harbor QM    Harbor QM
                                                      26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820         COMMENT: 2023/XX/26: The property is located in OH.  Provide a                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds  borrower. (0)
                                                      (Government Documents) - EV3                                       post-disaster inspection verifying there was no damage from XXX.                tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7593) - EV2                                                                                                                    COMMENT: 2023/XX/26: Title - Recording Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      The inspection must include exterior photos and the property must               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of     File does not contain a valid COC for this fee, nor evidence of cure in file
                                                      Disaster area and has not been inspected. - EV3                    be re-inspected on or after XX/XX/XXXX (declared end date).                     $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                                                                                       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: *** (OPEN) Due diligence review based on non-origination guidelines             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       (i.e. aggregator, seller).                                                      exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            borrower. (7593)
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2023/XX/26: VA IRRRL.  Deal settings indicate origination              *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             COMMENT: 2023/XX/26: VA Funding Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not
                                                      guidelines (i.e. aggregator, seller). - EV2                        guidelines are not available for this review.                                                                                                                                                                                                                                             contain a valid COC for this fee, nor evidence of cure in file.
                                                      *** (OPEN) The Lender Disclosed Recoupment Months is not equal to  *** (OPEN) The Lender Disclosed Recoupment Months is not equal to                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      the Calculated Fees Recouped Months. Documentation of the re-      the Calculated Fees Recouped Months. Documentation of the re-                                                                                                                                                                                                                             Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to
                                                      disclosure to the borrower of the correct calculated fees are      disclosure to the borrower of the correct calculated fees are                                                                                                                                                                                                                             the borrower. (7522)
                                                      required. - EV2                                                    required.                                                                                                                                                                                                                                                                                 COMMENT: 2023/XX/26: Document Preparation Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File
                                                                                                                         COMMENT: 2023/XX/26: Lender recoupment months was not provided.                                                                                                                                                                                                                           does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/26: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, Security Instrument, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title and all issued LE's and CD's.
XXX       193421864 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      No                   MD    6/XX/2021    Refinance     Primary     XXX        $XXX                  Temporary    Non QM
                                                      EV3                                                                COMMENT: 2023/XX/27: Credit Report for Borrower 1 was not provided.             Non QM. - EV3                                                                                                                                                                                             (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                               SHQM
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      *** (OPEN) Missing Document: Credit Report not provided                         *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the       COMMENT: 2023/XX/27: The Credit Report for B1 is missing from the file, causing the loan to waterfall through the QM Testing, resulting                                                                                                                                      (GSE/Agency
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2023/XX/27: Credit Report for Borrower 1 was not provided.             appropriate agency. - EV3                                                                                                                                                                                 in a Loan Designation discrepancy.                                                                                                                                                                                                                                           Eligible)
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/IRA Distribution) - EV3                                             *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence
                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2                                      loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             COMMENT: 2023/XX/27: The Credit Report for B1 is missing from the file, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   Retired/IRA Distribution)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/27: The Credit Report for B1 is missing from the file, causing the loan to waterfall through the QM Testing
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/27: No evidence of required counseling disclosure language per Maryland HB 1399.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including subject a Note, an initial 1003, a final 1003, an Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
XXX       193420136 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   IL    3/XX/2020    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     (Final/03/XX/2020) - EV2                                                                                                                                                                                  Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020)
                                                      *** (WAIVED) Asset documentation requirements not met. - EV2       COMMENT: 2024/XX/11: The property is located in FEMA Disaster area.             *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial COMMENT: 2024/XX/11: The only Closing Disclosure provided was the final, it was issued on same day as closing.
                                                      *** (WAIVED) Available for Closing is insufficient to cover Cash   Provide a post-disaster inspection verifying there was no damage.               Loan Estimate dated 02/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure  *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to
                                                      From Borrower. - EV2                                               The inspection must include exterior photos and the property must               to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2020) - EV2                                                                               Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 02/XX/2020 was electronically provided without or
                                                      *** (WAIVED) Guideline Issue:Insufficient asset documentation.:    be re-inspected on or after XX/XX/XXXX declared end date.                       *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to
                                                      Financial Institution: XXX // Account Type: Checking / Account     *** (WAIVED) Asset documentation requirements not met.                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/02/XX/2020)
                                                      Number: XXX - EV2                                                  COMMENT: 2024/XX/22: The guidelines require funds sourced  for the              *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  COMMENT: 2024/XX/11: Loan Estimate dated on 02/XX/2020 and electronically signed by borrower on 02/XX/2020
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          most recent 60 day period.  However, just over one month was                    a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                      discrepancy. - EV2                                                 provided.                                                                                                                                                                                                                                                                                 not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         *** (WAIVED) Available for Closing is insufficient to cover Cash                                                                                                                                                                                                                          COMMENT: 2024/XX/22: The guidelines require funds sourced  for the most recent 60 day period.  However, just over one month was
                                                                                                                         From Borrower.                                                                                                                                                                                                                                                                            provided.
                                                                                                                         COMMENT: 2024/XX/22: The guidelines require funds sourced  for the                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         most recent 60 day period.  However, just over one month was                                                                                                                                                                                                                              or more guideline components, the loan is at ATR risk.
                                                                                                                         provided for the Chase #4851 account.  Excluding these funds caused                                                                                                                                                                                                                       COMMENT: 2024/XX/22: The guidelines require funds sourced  for the most recent 60 day period.  However, just over one month was
                                                                                                                         a shortage in the cash to close.                                                                                                                                                                                                                                                          provided.
                                                                                                                         *** (WAIVED) Guideline Issue:Insufficient asset documentation.:                                                                                                                                                                                                                           *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         Financial Institution: XXX // Account Type: Checking / Account                                                                                                                                                                                                                            related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         Number: XXX                                                                                                                                                                                                                                                                               to be regraded with compensating factors.)
                                                                                                                         COMMENT: 2024/XX/22: The guidelines require funds sourced  for the                                                                                                                                                                                                                        COMMENT: 2024/XX/22: The guidelines require funds sourced  for the most recent 60 day period.  However, just over one month was
                                                                                                                         most recent 60 day period.  However, just over one month was                                                                                                                                                                                                                              provided.
                                                                                                                         provided for this account.
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2024/XX/22: The guidelines require funds sourced  for the most recent 60 day period.  However, just over one month was provided for the Chase #4851 account which caused a shortgage of cash to close and required PITI reserves.
XXX       193420091 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   MD    10/XX/2021   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    (Final/10/XX/2021) - EV2                                                                                                                                                                                  Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2021)
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/11: Calculated combined loan to value percentage               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2024/XX/11: Integrated Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          of 96.83331% exceeds Guideline combined loan to value percentage of             tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      discrepancy. - EV2                                                 90.00000%.                                                                      *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (WAIVED) Income documentation requirements not met. - EV2      *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      borrower. (8304)
                                                      *** (WAIVED) Verification(s) of employment is not within 10        COMMENT: 2024/XX/11: Calculated loan to value percentage of                     *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  COMMENT: 2024/XX/11: Seller Closing Disclosure fee associated
                                                      calendar days of the Note.: Borrower: XXX // Employment Type:      96.83331% exceeds Guideline loan to value percentage of 90.00000%.              a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                      Employment / Income Type: Wages / Start Date: 03/XX/2009 - EV2     *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                 not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1      discrepancy.                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/01: Verification of current employment was not performed within 10 calendar days of the note date and assets were not
                                                      *** (CLEARED) Available for Closing is insufficient to cover Cash  COMMENT: 2024/XX/01: The guidelines require verification of six                                                                                                                                                                                                                           verified as required by the guidelines which resulted in a Due Diligence Loan Designation of ATR risk.
                                                      From Borrower. - EV1                                               months PITI reserves which is missing.                                                                                                                                                                                                                                                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         *** (WAIVED) Income documentation requirements not met.                                                                                                                                                                                                                                   or more guideline components, the loan is at ATR risk.
                                                                                                                         COMMENT: 2024/XX/01: Verification of Borrowers current Employment                                                                                                                                                                                                                         COMMENT: 2024/XX/01: Verification of current employment was not performed within 10 calendar days of the note date and assets were not
                                                                                                                         is dated after Closing.                                                                                                                                                                                                                                                                   verified as required by the guidelines.
                                                                                                                         *** (CLEARED) Asset documentation requirements not met.                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         COMMENT: 2024/XX/29: The EMD was not sourced with a copy of the                                                                                                                                                                                                                           related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         Borrower's check or other evidence of payment (wire receipt) from a                                                                                                                                                                                                                       to be regraded with compensating factors.)
                                                                                                                         third party unaffiliated with the transaction along with two (2)                                                                                                                                                                                                                          COMMENT: 2024/XX/01: Verification of current employment was not performed within 10 calendar days of the note date and assets were not
                                                                                                                         months' bank statements (up to and including the date the check was                                                                                                                                                                                                                       verified as required by the guidelines.
                                                                                                                         cleared).
                                                                                                                         *** (CLEARED) Available for Closing is insufficient to cover Cash
                                                                                                                         From Borrower.
                                                                                                                         COMMENT: 2024/XX/29: Verified and documented Assets for Closing of
                                                                                                                         $XXX is less than Cash From Borrower $XXX.
XXX       193421693 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero       A           A           No       No                   OH    9/XX/2022    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      EV3                                                                COMMENT: 2024/XX/12: The guidelines require an interior and                     exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                               Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      exterior 1004 Appraisal which is missing.                                                                                                                                                                                                                                                 to the borrower at Closing. (8304)
                                                      Disaster area and has not been inspected. - EV3                    *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA                                                                                                                                                                                                                             COMMENT: 2024/XX/11: Transfer Tax Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          Disaster area and has not been inspected.                                                                                                                                                                                                                                                 File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, OH, Address:  COMMENT: 2024/XX/11: The subject property is located in a FEMA
                                                      XXX, OH, Address: XXX, OH, Address: XXX, OH - EV3                  Disaster area. Require a post-disaster inspection verifying there was no damage to the subject property.
                                                                                                                         *** (OPEN) Missing Document: Appraisal not provided
                                                                                                                         COMMENT: 2024/XX/11: 1004 is missing in file.
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, OH, Address:
                                                                                                                         XXX, OH, Address: XXX, OH, Address: XXX, OH
                                                                                                                         COMMENT: 2024/XX/11: Require Mortgage Statement for property:
                                                                                                                         XXX, OH
                                                                                                                         XXX, OH
                                                                                                                         XXX, OH
                                                                                                                         XXX, OH
XXX       193421095 XXX    XXX       3        3       *** (OPEN) Documentation in the loan file contradicts the          *** (OPEN) Documentation in the loan file contradicts the occupancy 2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee      B           B           Yes      No                   FL    2/XX/2021    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      occupancy the veteran indicated on the VA Loan Disbursement Form   the veteran indicated on the VA Loan Disbursement Form 26-1820.:                *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820         Disclosure: VA - Loan Disbursement Form 26- 1820 (Government                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        borrower. (0)
                                                      (Government Documents) - EV3                                       Documents)                                                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2024/XX/22: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeded 10% with no valid change of circumstance.  A cure
                                                      *** (OPEN) VA - Lender Loan Quality Certification was not          COMMENT: 2024/XX/23: Missing Loan Disbursement Form 26-1820                     tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    was not provided.
                                                      provided.: Disclosure: VA - Lender Loan Quality Certification      *** (WAIVED) Asset documentation requirements not met.                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      (Government Documents) - EV3                                       COMMENT: 2024/XX/07: Sufficient assets were not verified to cover               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (WAIVED) Asset documentation requirements not met. - EV2       guideline required 9 months PITI reserves.                                      *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX     borrower. (8304)
                                                      *** (OPEN) Due diligence review based on non-origination           *** (WAIVED) Guideline Requirement: PITIA reserves months                       exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155) - EV2                                                                                                           COMMENT: 2024/XX/22: Zero Percent Fee Tolerance exceeded for the Transfer Tax. Fee amount of $XXX exceeds previously disclosed amount of
                                                      guidelines (i.e. aggregator, seller). - EV2                        discrepancy.                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    $XXX  A valid COC, nor cure were not provided.
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          COMMENT: 2024/XX/07: Sufficient assets were not verified to cover               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      discrepancy. - EV2                                                 guideline required 9 months PITI reserves.                                      *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      borrower. (7520)
                                                                                                                                                                                                         *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  COMMENT: 2024/XX/22: Zero Percent Fee Tolerance exceeded for the Credit Report. Fee Amount of $XXX exceeds previously disclosed amount
                                                                                                                                                                                                         a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       of $XXX  A valid COC, nor cure were not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/22: Zero Percent Fee Tolerance exceeded for Pest Inspection.  Fee Amount of15016 exceeds previously disclosed amount of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX  A valid COC was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/22: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds previously disclosed amount of $XXX.  A valid COC was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: Sufficient assets were not verified to cover guideline required 9 months PITI reserves which resulted in a Due
                                                                                                                                                                                                                                                                                                                                                                                                                   Diligence Loan Designation of ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: Sufficient assets were not verified to cover guideline required 9 months PITI reserves.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: Sufficient assets were not verified to cover guideline required 9 months PITI reserves.
XXX       193421704 XXX    XXX       3        3       *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance   *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance    1           *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee A           A           Yes      No                   NC    4/XX/2017    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      Evidence are missing. - EV3                                        Evidence are missing.                                                           tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                    Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         COMMENT: 2024/XX/06: Mortgage Insurance Certificate and Mortgage                                                                                                                                                                                                                          borrower. (8304)
                                                                                                                         Insurance Evidence are missing. High Cost testing complete -                                                                                                                                                                                                                              COMMENT: 2024/XX/17: State/Tax stamps Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does
                                                                                                                         Premium and terms documented in file                                                                                                                                                                                                                                                      not contain a valid COC for this fee, cure provided at closing.
XXX       193422106 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee      B           B           Yes      No                   VA    6/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                              Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                                                                                                *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial borrower. (0)
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, VA - EV3                                                                                      Loan Estimate dated 06/XX/2022 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure  COMMENT: 2024/XX/06: No valid COC provided, nor evidence of cure in file.
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2022) - EV2                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        borrower. (8304)
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds COMMENT: 2024/XX/17: No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1
XXX       193422092 XXX    XXX       3        1       *** (CLEARED) Due diligence review based on non-origination                                                                            1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   GA    8/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV1
XXX       193421297 XXX    XXX       2        1       *** (CLEARED) Due diligence review based on non-origination                                                                            2           *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2023 disclosed an    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected          B           B           Yes      No                   CA    3/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2427555) - EV2                                                                                        Payments: Final Closing Disclosure provided on 03/XX/2023 disclosed an escrow payment for payment stream 2 that does not match the
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 03/XX/2023 disclosed  actual payment for the loan. (ProjSeq:2/2427555)
                                                                                                                                                                                                         an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2427554) - EV2                                                                                     COMMENT: 2024/XX/08: Final CD payment stream shows escrow payment as $XXX: escrow disclosure shows escrow payment as $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                                                                                                                                                                                                                                   Payments: Final Closing Disclosure provided on 03/XX/2023 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2427554)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Final CD payment stream shows escrow payment as $XXX: escrow disclosure shows escrow payment as $XXX.
XXX       193420698 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   OR    8/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      Disaster area and has not been inspected. - EV3                    Disaster area and has not been inspected.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          COMMENT: 2024/XX/08: Latest LP submission requires full appraisal, which is missing from file.
                                                                                                                         *** (OPEN) Missing Document: Appraisal not provided
                                                                                                                         COMMENT: 2024/XX/08: Latest LP submission requires full appraisal, which is missing from file.
XXX       193420645 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   NC    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/08/XX/2022) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds (Type:Primary/08/XX/2022)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                    COMMENT: 2024/XX/07: Evidence of Borrower receipt of the appraisal with report date 08/XX/2022 was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: Zero Percent Fee Tolerance exceeded for seller paid Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid changed circumstance or cure was provided.
XXX       193421221 XXX    XXX       3        3       *** (OPEN) AUS Findings: Interest rate discrepancy. - EV3          *** (OPEN) AUS Findings: Interest rate discrepancy.                 1           *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee   A           A           Yes      No                   TX    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                         COMMENT: 2024/XX/07: The Note reflects a Rate of 4.250% and the AUS             plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the                                                                                                                                            QM (APOR)    QM (APOR)
                                                                                                                         within the loan file reflects 4.375%. File is missing the AUS with              *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Service Charges.  Fee Amount of   borrower. (0)
                                                                                                                         final rate listed on Note.                                                      $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183) - EV1                                                                                                      COMMENT: 2024/XX/17: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient cure is required.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Service Charges.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77183)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: Zero Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX.Sufficient cure is required.
XXX       193421780 XXX    XXX       3        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   AL    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                QM (APOR)    QM (APOR)
XXX       193420492 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Exempt from ATR does not match Due Diligence Loan Designation of Safe Harbor QM (43-Q). *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Exempt from ATR does   B           C           Yes      No                   NY    3/XX/2023    Purchase      Primary     XXX        $XXX                  Exempt from  Safe Harbor
                                                      EV3                                                                COMMENT: 2024/XX/09: File is missing final AUS; final 1008 showing              - EV3                                                                                                                                                                                                     not match Due Diligence Loan Designation of Safe Harbor QM (43-Q).                                                                                                                                                                                                           ATR          QM (43-Q)
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                AUS approved was used for review.                                               *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   COMMENT: 2024/XX/06: The file is missing the required payment history, causing the loan to waterfall through the QM Testing, resulting
                                                      *** (CLEARED) Due diligence review based on non-origination        *** (OPEN) Missing Document: AUS not provided                                   of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   in a Loan Designation discrepancy.
                                                      guidelines (i.e. aggregator, seller). - EV1                        COMMENT: 2024/XX/06: File is missing final AUS, final 1008 showing              *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent
                                                                                                                         AUS approved was used for review.                                               plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                                                                                                        Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds borrower at Closing. (0)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                    COMMENT: 2024/XX/17: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: Valid cure document or Change of circumstance not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: Valid cure document or Change of circumstance not provided.
XXX       193421041 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of HUD Safe Harbor *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) B           C           Yes      No                   WV    4/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  HUD Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     QM. - EV3                                                                                                                                                                                                 does not match Due Diligence Loan Designation of HUD Safe Harbor QM.                                                                                                                                                                                                         QM (APOR)    Harbor QM
                                                      *** (CLEARED) Due diligence review based on non-origination        COMMENT: 2024/XX/07: Need Property Inspection Report                            *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2022 disclosed an Amount Financed disclosed an COMMENT: 2024/XX/07: Lender designation was QM(APOR); however, due to points and fees the calculated designation is higher priced QM
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not   (APOR).
                                                                                                                                                                                                         accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated        *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                         04/XX/2022). (Final/04/XX/2022) - EV2                                                                                                                                                                     provided on 04/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 04/XX/2022 did not disclose the       amount of $XXX is under disclosed by -$XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                                                                                                                                                                         required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/04/XX/2022) - EV2                                                                              accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2022 disclosed an inaccurate Finance Charge on  Charge calculations are based on Closing Disclosure dated 04/XX/2022). (Final/04/XX/2022)
                                                                                                                                                                                                         page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which COMMENT: 2024/XX/07: Final closing disclosure dated 4/XX/2022 disclosed a Total of payments of $XXX.  The calculated finance charge is exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2022). (Final/04/XX/2022) - EV2                                                $XXX creating a variance of -$XXX.
                                                                                                                                                                                                         *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: West Virginia Residential Mortgage Lender, Broker and Servicer Act:  CLTV exceeds 100%. - EV2    *** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds Closing Disclosure provided on 04/XX/2022 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID,
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                    Contact Name, Contact NMLS ID). (Final/04/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: data not provided
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   provided on 04/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2022).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/04/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: Final closing disclosure dated 4/XX/2022 disclosed a Total of payments of $XXX3.28.  The calculated finance charge is $XXX creating a variance of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: West Virginia Residential
                                                                                                                                                                                                                                                                                                                                                                                                                   Mortgage Lender, Broker and Servicer Act:  CLTV exceeds 100%.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: FHA loan approved at 103% per DU
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                           Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: Title- Endorsement fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.
XXX       193420321 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):  B           B           Yes      No                   GA    3/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2022) - EV2                                                                            Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not                                                                                                                                            QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   provided at or before closing. (Type:Primary/01/XX/2022)
                                                                                                                                                                                                         of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   COMMENT: 2024/XX/07: Borrower waived right to receive a copy of the appraisal at least three business days prior to closing and Borrower did not acknowledge appraisal was received at or before closing.
XXX       193422079 XXX    XXX       3        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.   *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided  B           B           Yes      No                   NC    2/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2023) - EV2                                                                                                        to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.                                                                                                                                          QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                   (Type:Primary/02/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/07: Only appraisal notice in file is dated prior to report date.
XXX       193420086 XXX    XXX       1                                                                                                                                                       1           *** (CLEARED) Disparity In Occupancy - Investment Loans: Loan does not qualify for Investment Loans scope because the Final 1003 does not indicate that the property will be an Investment Property or                                                                                                                                             A           A           No       No                   NC    12/XX/2021   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         the Final 1003 Declarations, Valuation or Occupancy Cerificate indicates the borrower intends to occupy the subject property. - EV1
XXX       193421226 XXX    XXX       3        3       *** (OPEN) Verification(s) of employment is not within 10 business *** (OPEN) Verification(s) of employment is not within 10 business  3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      No                   IL    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  days of the Note.: Borrower: XXX // Employment Type: Employment /               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the       not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                          QM
                                                      Income Type: Wages / Start Date: 06/XX/2010 - EV3                  Income Type: Wages / Start Date: 06/XX/2010                                     appropriate agency. - EV3                                                                                                                                                                                 COMMENT: 2024/XX/08: AUS required reverification of employment performed within 10 business days of the Note date is missing which
                                                                                                                         COMMENT: 2024/XX/08: The provided VVOE was completed 5/XX/2022.                 *** (OPEN) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.73356% is in excess of the allowable maximum of the greater of .00000% of the Federal      resulted in a Due Diligence Loan Designation of Non QM.
                                                                                                                                                                                                         Total Loan Amount and $XXX (2022). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2022) (an overage of $XXX or 4.73356%). - EV3               *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/04/XX/2022) - EV2                                                                                                                            COMMENT: 2024/XX/08: AUS required reverification of employment performed within 10 business days of the Note date is missing which
                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    caused the loan to test to QM requirement of maximum 43% DTI.
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    (Type:Primary/04/XX/2022)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $XXX     COMMENT: 2024/XX/08: Appraisal report dated 4/XX/2022 missing evidence of receipt.
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75175) - EV2                                                                                                           *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Recording Fee increased in Final CD issued 6/XX/2022 with no valid Change of Circumstance evident.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Fee increased on Initial CD issued 5/XX/2022 with no valid Change of Circumstance evident.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75175)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Fee added on Initial CD issued 5/XX/2022 with no valid Change of Circumstance evident.
XXX       193420113 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   CA    1/XX/2023    Purchase      Investment  XXX        $XXX
XXX       193421939 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Initial Rate Lock rate date is not documented in file.   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   MD    4/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV3                                                              COMMENT: 2024/XX/16: Rate lock is missing                                       rate used for testing. - EV2                                                                                                                                                                              Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2022)
                                                      *** (OPEN) Missing Document: Co-Op Stock Certificate not provided  *** (OPEN) Missing Document: Co-Op Stock Certificate not provided               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2024/XX/16: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                      - EV3                                                              COMMENT: 2024/XX/16: Co-op Stock Certificate missing.                           (Initial/04/XX/2022) - EV2                                                                                                                                                                                *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                      *** (WAIVED) Income Docs Missing:: Borrower: XXX - EV2             *** (WAIVED) Income Docs Missing:: Borrower: XXX                                *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (WAIVED) Income documentation requirements not met. - EV2      COMMENT: 2024/XX/20: The guidelines require two years tax returns               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2024/XX/20: B1 income was not verified as required by the guidelines which caused the loan to test as ATR risk.
                                                                                                                         including all schedules to support Interest/Dividend income which               *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         are missing.                                                                    a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       or more guideline components, the loan is at ATR risk.
                                                                                                                         *** (WAIVED) Income documentation requirements not met.                                                                                                                                                                                                                                   COMMENT: 2024/XX/20: Missing two years tax returns to verify B1 Interest and Dividend income.  Additionally, the GS Non QM guidelines do
                                                                                                                         COMMENT: 2024/XX/20: Missing two years tax returns to verify B1                                                                                                                                                                                                                           not allow combination of Asset Depletion and Interest/Dividend income.
                                                                                                                         Interest and Dividend income.  Additionally, the GS Non QM                                                                                                                                                                                                                                *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         guidelines do not allow combination of Asset Depletion and                                                                                                                                                                                                                                related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         Interest/Dividend income.                                                                                                                                                                                                                                                                 to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/20: Missing two years tax returns to verify B1 Interest and Dividend income.  Additionally, the GS Non QM guidelines do not allow combination of Asset Depletion and Interest/Dividend income.
XXX       193421713 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2023 did not disclose the actual Date Issued. Unable   *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be         B           B           Yes      No                   VA    1/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                         to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before             provided on 01/XX/2023 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/01/XX/2023) - EV2                                                             for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation
                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/01/XX/2023)
                                                                                                                                                                                                         of application. (Initial/01/XX/2023) - EV2                                                                                                                                                                COMMENT: 2024/XX/03: Issued Date is not provided on Closing Disclosure. This is incomplete Closing Disclosure.
                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 01/XX/2023 contains a change in APR and was not received by  *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or
                                                                                                                                                                                                         borrower at least three (3) business days prior to consummation - EV2                                                                                                                                     placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2023)
                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to COMMENT: 2024/XX/03: Loan Estimate not delivered or placed in the mail to Borrower within three business days of application.
                                                                                                                                                                                                         closing. (Initial/01/XX/2023) - EV2                                                                                                                                                                       *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 01/XX/2023 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Closing Disclosure provided on or after 01/XX/2023 contains a change in APR and was not received by borrower at least three business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (Initial/01/XX/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: Loan Estimate was not delivered or placed in the mail to the borrower at least seven business days prior to closing.
XXX       193420350 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   CA    8/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SHQM         SHQM
                                                                                                                         COMMENT: 2024/XX/11: There was a FEMA Disaster Declaration dated                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                         XX/XX/XXXX. The most recent valuation was dated XX/XX/XXXX. Please                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Eligible)    Eligible)
                                                                                                                         provide a post disaster form reflecting there was no damage to the subject property.
XXX       193420273 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant                                                                                                                                           B           B           No       No                   CO    11/XX/2021   Refinance     Second Home XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     three (3) business days prior to consummation. (Type:Secondary/10/XX/2021) - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2024/XX/28: Missing disaster inspection. Disaster end date             *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of
                                                                                                                         is XX/XX/XXXX.                                                                  $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
XXX       193420604 XXX    XXX       3        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   DE    1/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
XXX       193421125 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 IL    2/XX/1996    Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1996 used as disbursement date for
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  compliance testing. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421403 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           No       Yes       Final HUD1 IL    12/XX/2008   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       193420884 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2                                                                                                                                                                                                                                                        B           B           No       No        Final HUD1 IL    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Illinois Prepayment Penalty 2008 Test: Illinois Prepayment Penalty (Residential Mortgage License Act):  Loan contains prepayment penalty and borrower was not provided a loan without a prepayment penalty. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 6/XX/2008 12:00:00 AM. - EV2
XXX       193420399 XXX    XXX       1                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 IL    9/XX/2007    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                 not provided
                                                                                                                         COMMENT: 2024/XX/28: High Cost testing complete - Premium and terms documented in file
XXX       193420341 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2009    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IL    7/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/01: TIL itemization did not disclose Assignment Recording Fee $XXX, Service Charges fee of $XXX Tax Cushion fee of $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to          & Title Courier/Messenger Fee of $XXX as prepaid finance charge consummation. A lookback was performed to determine this application date. - EV2
XXX       193421778 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IL    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/28: Under disclosure is due to TIL itemization not reflecting Settlement Fee of $XXX and Email/Edoc fee of $XXX as
                                                                                                                                                                                                                                                                                                                                                                                                                   prepaid finance charges.
XXX       193421155 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IL    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of            calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2024/XX/28: High Cost testing not complete - Premium and               application. - EV2                                                                                                                                                                                        COMMENT: 2024/XX/28: Fee portion of under disclosure is due to itemization not including $XXX Settlement, $XXX Application, $XXX Escrow
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  terms were not documented in file                                               *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         Service, $XXX Courier, $XXX Courier and $XXX Wiring fees as prepaid finance charges. The payment variance portion under disclosure could
                                                      not provided - EV3                                                                                                                                 *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.50300% is underdisclosed from calculated APR of 6.12866% outside of 0.250% tolerance. - EV2                  not be determined as the index the lender used was not provided. Using the lowest index in the look back results in payments that are higher than those disclosed on the TIL.
XXX       193421027 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2009                                                                                                                                             B           B           Yes      Yes       Final HUD1 IL    9/XX/2009    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420758 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        COMMENT: 2024/XX/02: Appraisal not provided                                     *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421888 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421548 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           No       Yes       Final HUD1 IL    7/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2008 used as disbursement date for compliance testing. - EV2
XXX       193421489 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         fee related.
XXX       193420065 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of            calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              application. - EV2                                                                                                                                                                                        COMMENT: 2024/XX/28: TIL Itemization did not disclose a Courier of $XXX and a Wire Fee $XXX as prepaid finance charges.  Payment stream
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         under disclosure is due to index.  Unable to determine index used by lender;  minimum index available within the look back period used for testing.
XXX       193421235 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       Estimated  IL    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2024/XX/28: TIL Itemization did not disclose an Escrow Holdback of $XXX, & Title Courier fee of $XXX as prepaid finance
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         charges.
XXX       193421045 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 IL    3/XX/2009    Purchase      Primary     XXX        $XXX
                                                      - EV3
XXX       193421063 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    8/XX/2013    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/28: It appears the Lender utilized an index value lower than 1.3500%, the lowest index available in the lookback
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the      period.
                                                                                                                                                                                                         maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 3.41000% is underdisclosed from calculated APR of 3.74214% outside of 0.250% tolerance. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three
                                                                                                                                                                                                         (3) business days prior to closing. - EV2
XXX       193421751 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
XXX       193421577 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a    COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2                                                                                   fee related.
XXX       193421076 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       Estimated  IL    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2007    calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/28: TIL Itemization did not disclose an Assignment Recording Fee of $XXX a Title courier Fee of $XXX & a Wire fee of
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421051 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    6/XX/2006    Refinance     Primary     XXX        $XXX
XXX       193421017 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the                                                                                                                                               B           B           Yes      Yes       Final HUD1 IL    6/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
XXX       193422170 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    IL    8/XX/2007    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421423 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 IL    5/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
XXX       193421367 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 WI    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       COMMENT: 2024/XX/28: TIL itemization did not disclose Settlement fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420913 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    8/XX/2009    Purchase      Primary     XXX        $XXX
XXX       193421666 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) ILAPLD - Missing Certificate of Compliance/Exemption: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3                          *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage      C           C           Yes      Yes       Final HUD1 IL    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         COMMENT: 2024/XX/08: The loan file does not contain third party documentation of the Borrower's ability to repay the loan.
                                                                                                                                                                                                         documentation. - EV2                                                                                                                                                                                      *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.27305% or Final Disclosure APR
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/08: The loan file does not contain third party documentation of the Borrower's ability to repay the loan.
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.27305% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                             COMMENT: 2024/XX/08: File contains a loan application, HUD-1, security instrument, appraisal, TIL, PMI Certificate but has no note.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420831 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    WI    11/XX/2006   Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for
                                                      does not contain the following clauses: - EV2                                                                                                      compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
XXX       193420993 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/28: TIL did not disclose the monthly MI payment in the monthly payment stream nor in the finance charge.
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.87200% is underdisclosed from calculated APR of 7.56479% outside of 0.250% tolerance. - EV2                  *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.87200% is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                   APR of 7.56479% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: TIL did not disclose the monthly MI payment in the monthly payment stream nor in the finance charge.
XXX       193420787 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 WI    10/XX/2008   Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
XXX       193421956 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    3/XX/2003    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422002 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Calculated P&I was used for the APR calculation and compliance testing. - EV2                                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a    fee related.
                                                                                                                                                                                                         creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
XXX       193421164 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        COMMENT: 2024/XX/28: Appraisal not provided                                     *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3
XXX       193422021 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        COMMENT: 2024/XX/28: TIL itemization did not disclose an application fee of $XXX settlement and escrow fee of $XXX and courier fee of
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2 $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days TIL itemization disclose prepaid interest of $XXX and HUD has $XXX.
                                                                                                                                                                                                         from transaction date of 1/XX/2002 12:00:00 AM. - EV2
XXX       193421902 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       Final HUD1 IL    12/XX/2008   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         compliance testing. - EV2
                                                                                                                                                                        *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421428 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                        COMMENT: 2024/XX/02: Appraisal not provided                                     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien
                                                      not provided - EV3
                                                      *** (OPEN) Missing Valuation: - EV3
XXX       193422058 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    WI    7/XX/2012    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2012 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.
                                                                                                                                                                                                         Note P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421362 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       Estimated  IL    5/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2010    calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            HUD1
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/28: TIL itemization did not disclose wire transfer fee of $XXX and Tax service fee of $XXX. There is a Seller credit on
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 page one of HUD for $XXX which is not itemized therefore excluded.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193420458 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 IL    12/XX/1997   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420381 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              compliance with rescission timing requirements - EV2                                                                                                                                                      COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                                                                                                                                                                                                                              fee related.
                                                      not provided - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420675 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) ILAPLD - Missing Certificate of Compliance/Exemption: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       Estimated  IL    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           COMMENT: 2024/XX/28: TIL itemization did not disclose a wiring fee of $XXX escrow hold back fee of $XXX fee collected purpose not
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   disclosed of $XXX and courier fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.38400% is underdisclosed from calculated APR of 5.58727% outside of 0.125% tolerance. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
XXX       193421335 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/1997    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IL    5/XX/1997    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
XXX       193421597 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/28: TIL itemization did not disclose a Recording Service Fee of $XXX Tax Cert Fee of $XXX and Courier Fee of $XXX as
                                                                                                                                                                                                                                                                                                                                                                                                                   prepaid finance charge.
XXX       193421291 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IL    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              compliance testing. - EV2                                                                                                                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.   COMMENT: 2024/XX/28: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         Note P&I was used for the APR calculation and compliance testing. - EV2                                                                                                                                   fee related.
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.02600% is underdisclosed from calculated APR of 6.27018% outside of 0.125% tolerance. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193421880 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 WI    5/XX/2009    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
XXX       193421789 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      No                   IL    11/XX/2016   Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      QM           QM
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/28: Most Recent Valuation Inspection Date:                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2024/XX/28: Rate Lock document is missing in file.
                                                      discrepancy. - EV3                                                 XX/XX/XXXX                                                                      (Final/11/XX/2016) - EV2                                                                                                                                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 Disaster End Date: XX/XX/XXXX                                                                                                                                                                                                                                                             Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2016)
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  Disaster Name: XXX                                                                                                                                                                                                                                                                        COMMENT: 2024/XX/28: Earlier receipt was not provided for the CD. The only verified receipt was the one signed at close.
                                                      - EV3                                                              Disaster Declaration Date: XX/XX/XXXX
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2024/XX/28: Rate Lock document is missing in file.
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Missing Document: Missing Final 1003
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/28: 1003 Final document is missing in file.
XXX       193421764 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      No                   IL    8/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      discrepancy. - EV3                                                 is missing from evidence of insurance.                                          rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      QM           QM
                                                      *** (OPEN) Hazard Insurance Error: Subject hazard insurance        COMMENT: 2024/XX/28: Hazard insurance policy is not provided.                   *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                           COMMENT: 2024/XX/02: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                      premium is missing from evidence of insurance. - EV3               *** (OPEN) Initial Rate Lock rate date is not documented in file.               *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) ECOA Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2024/XX/02: Initial Rate Lock not provided.                            *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to copy of the Appraisal Disclosure.
                                                      - EV3                                                              *** (OPEN) Missing Document: Hazard Insurance Policy not provided               borrower. - EV2                                                                                                                                                                                           COMMENT: 2024/XX/28: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           COMMENT: 2024/XX/28: Hazard Insurance Policy not provided.                      *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  *** (OPEN) Due diligence review based on non-origination guidelines             loan documents does not match NMLS. - EV2                                                                                                                                                                 COMMENT: 2024/XX/28: Creditor did not provide FACTA Credit Score Disclosure
                                                      - EV3                                                              (i.e. aggregator, seller).                                                      *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/28: The origination guidelines are not available.              to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      did not provide List of Homeownership Counseling Organizations to borrower.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          COMMENT: 2024/XX/28: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).
XXX       193420990 XXX    XXX       3        3       *** (OPEN) Aged document: Asset Account date is more than 90 days  *** (OPEN) Aged document: Asset Account date is more than 90 days   2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   IL    7/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      prior to Closing. - EV3                                            prior to Closing.                                                               (Final/07/XX/2016) - EV2                                                                                                                                                                                  Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)                                                                                                                                                                                            QM           QM
                                                      *** (OPEN) Asset documentation requirements not met. - EV3         COMMENT: 2024/XX/29: Asset statement >120 days old at close, GS                                                                                                                                                                                                                           COMMENT: 2024/XX/28: Only CD in file is signed/final issued 7/XX/16, please provide all CDs issued to borrower.
                                                      *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX Non-QM guideline req.
                                                      - EV3                                                              *** (OPEN) Asset documentation requirements not met.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2024/XX/03: File is missing 2 months consecutive bank inspection is dated prior to the most recent FEMA disaster. - EV3  statements.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX
                                                      discrepancy. - EV3                                                 COMMENT: 2024/XX/03: File is missing 2 months consecutive bank
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 statements.
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) FEMA Disaster Issue: The most recent valuation
                                                      discrepancy. - EV3                                                 inspection is dated prior to the most recent FEMA disaster.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2024/XX/28: Most Recent Valuation Inspection Date:
                                                      *** (OPEN) Verification(s) of employment is not within 10 business XX/XX/XXXX days of the Note.: Borrower: XXX // Employment Type: Employment /  Disaster End Date: XX/XX/XXXX
                                                      Income Type: Wages / Start Date: 04/XX/2001 - EV3                  Disaster Name: XXX
                                                      *** (OPEN) Verification(s) of employment is not within 10 business Disaster Declaration Date: XX/XX/XXXX days of the Note.: Borrower: XXX // Employment Type: Employment /  *** (OPEN) Guideline Requirement: Combined loan to value
                                                      Income Type: Wages / Start Date: 11/XX/2006 - EV3                  discrepancy.
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/03: Max CLTV 90%.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                         COMMENT: 2024/XX/03: Max LTV 90%.
                                                                                                                         *** (OPEN) Guideline Requirement: PITIA reserves months
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2024/XX/29: File is missing verification of 6 months reserves
XXX       193421923 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   IL    8/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     three (3) business days prior to consummation. (Type:Primary/07/XX/2016) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         QM           QM
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/28: The subject property is located in a FEMA                  *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        (Type:Primary/07/XX/2016)
                                                      *** (OPEN) MI Monthly Premium Amount documented in file does not   Disaster area provide  A post disaster inspection verifying  there              application date. - EV2                                                                                                                                                                                   COMMENT: 2024/XX/28: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      match the Escrowed Mortgage Insurance Premium amount per month     was no damage the inspection must include exterior photos and the               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership           *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                      collected on the final Closing Disclosure. - EV3                   property must be  re-inspected on or after .. XX/XX/XXXX. declared              Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                   copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           end date.                                                                       *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    COMMENT: 2024/XX/28: Verification final Appraisal report was delivered to borrower at least 3 business days  prior to closing was not
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  *** (OPEN) MI Monthly Premium Amount documented in file does not                loan documents does not match NMLS. - EV2                                                                                                                                                                 provided
                                                      - EV3                                                              match the Escrowed Mortgage Insurance Premium amount per month                  *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2016 disclosed  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA
                                                      *** (OPEN) Verification(s) of employment is not within 10 business collected on the final Closing Disclosure.                                      the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/08/XX/2016) - EV2                                                                                           Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  COMMENT: 2024/XX/03: Final 1003 indicates there is mortgage                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     days of application.
                                                      Income Type: Wages / Start Date: 09/XX/2010 - EV3                  insurance and the final closing disclosure indicates no mortgage                (Final/08/XX/2016) - EV2                                                                                                                                                                                  COMMENT: 2024/XX/28: : List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of
                                                      *** (OPEN) Verification(s) of employment is not within 10 business insurance.                                                                      *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   application.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  *** (OPEN) Missing Document: Hazard Insurance Policy not provided               (Initial/07/XX/2016) - EV2                                                                                                                                                                                *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd-
                                                      Income Type: Wages / Start Date: 05/XX/2004 - EV3                  COMMENT: 2024/XX/02: Missing H0-6 policy.                                       *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Verification(s) of employment is not within 10 business              plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2024/XX/28: Loan Originator Organization NMLS information on NMLS site is missing or unable to serch  hence not active
                                                      guidelines (i.e. aggregator, seller). - EV2                        days of the Note.: Borrower: XXX // Employment Type: Employment /               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan
                                                                                                                         Income Type: Wages / Start Date: 09/XX/2010                                     tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    Disclosures: Final Closing Disclosure provided on 08/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow payment
                                                                                                                         COMMENT: 2024/XX/28: Verification(s) of employment is not within 10             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of     disclosed on page 2. (Final/08/XX/2016)
                                                                                                                         business days of the Note for start dated 09/XX/2010                            $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7319) - EV2                                                                                                       COMMENT: 2024/XX/28: Final Closing Disclosure provided on 08/XX/2016 disclosed the Initial Escrow Payment that does not match the escrow
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business                                                                                                                                                                                                                        payment disclosed on page 2.
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                         Income Type: Wages / Start Date: 05/XX/2004                                                                                                                                                                                                                                               Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2016)
                                                                                                                         COMMENT: 2024/XX/28: Verification(s) of employment is not within 10                                                                                                                                                                                                                       COMMENT: 2024/XX/28: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                         business days of the Note for XXX  for start dated 05/XX/2004                                                                                                                                                                                                                             *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       within three (3) business days of application. (Initial/07/XX/2016)
                                                                                                                         (i.e. aggregator, seller).                                                                                                                                                                                                                                                                COMMENT: 2024/XX/28: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application
                                                                                                                         COMMENT: 2024/XX/28: Guideline is available                                                                                                                                                                                                                                               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: en Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: Transfer Tax.Fee was last disclosed as 0 on LE but disclosed as $XXX  on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7319)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: Document Preparation Fe was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
XXX       193421250 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015 - EV2                                                                                                          *** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 07/XX/2015                                               B           B           Yes      Yes       Final HUD1 IL    8/XX/2015    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not  COMMENT: 2024/XX/28: A channged circumstance document was not provided for Good Faith Estimate issued on 07/XX/2015.                                                                                                                                                         QM           QM
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           COMMENT: 2024/XX/28: The subject property is located in a FEMA                  match the fully-indexed rate for the loan. - EV2                                                                                                                                                          *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3  disaster area. The most recent inspection is dated prior to the                 *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the      Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              recent FEMA disaster. Disaster end date was XX/XX/XXXX.                         maximum interest rate that may apply during the life of the loan. - EV2                                                                                                                                   COMMENT: 2024/XX/29: The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX - EV3          Provide a post-disaster inspection report showing no damage to the              *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                      *** (OPEN) The verification of employment is required and was not  property.                                                                       principal and interest payment that may apply during the life of the loan. - EV2                                                                                                                          "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     *** (OPEN) Missing Document: Approval not provided                              *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL    COMMENT: 2024/XX/29: The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during
                                                      Income Type: Wages / Start Date: 08/XX/1990 - EV3                  COMMENT: 2024/XX/28: Lender Approval document or Final 1008 was not             does not match the maximum total payment on the loan during the life of the loan. - EV2                                                                                                                   the life of the loan.
                                                      *** (OPEN) Verification(s) of employment is not within 10 calendar provided.                                                                       *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  *** (OPEN) Missing Document: Missing Final 1003                                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of
                                                      Income Type: Wages / Start Date: 08/XX/1990 - EV3                  COMMENT: 2024/XX/28: A signed and dated Final 1003 was not                      *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     the loan.
                                                      *** (OPEN) Due diligence review based on non-origination           provided.                                                                       consumer. - EV2                                                                                                                                                                                           COMMENT: 2024/XX/29: The "Maximum Ever" P&I payment on the Final TIL does not match the maximum principal and interest payment that may
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) REO Documents are missing.: Address: XXX                             *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 apply during the life of the loan.
                                                                                                                         COMMENT: 2024/XX/28: Missing Mortgage Statement                                 *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                         *** (OPEN) The verification of employment is required and was not               *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of
                                                                                                                         found in file.: Borrower: XXX // Employment Type: Employment /                  *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2                                                                             the loan.
                                                                                                                         Income Type: Wages / Start Date: 08/XX/1990                                     *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                          COMMENT: 2024/XX/29: The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the
                                                                                                                         COMMENT: 2024/XX/28: A Verification of employment was not provided.             *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to loan during the life of the loan.
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 calendar              borrower. - EV2                                                                                                                                                                                           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /               *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2                                         COMMENT: 2024/XX/29: ARM disclosure is missing.
                                                                                                                         Income Type: Wages / Start Date: 08/XX/1990                                     *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2                                                     *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet,
                                                                                                                         COMMENT: 2024/XX/02: Verification of Employmnet was not provided.               *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2                       not provided to the borrower.
                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    COMMENT: 2024/XX/29: CHARM booklet disclosure is missing.
                                                                                                                                                                                                         loan documents does not match NMLS. - EV2                                                                                                                                                                 *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did
                                                                                                                                                                                                                                                                                                                                                                                                                   not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: The loan file is missing a copy of the Right To Receive Appraisal Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Loan Term on Final GFE does not match Note. Note term is 30 years.Final GFE shows loan term of 30.1 years.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: 10% tolerance violation without evidence of sufficient cure provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                   did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: List of Homeownership Counseling Organizations was not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: NMLSR information not present on loan application.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: NMLSR information not present on Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR
                                                                                                                                                                                                                                                                                                                                                                                                                   information not present on Security Instrument.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: NMLSR information not present on Security Instrument.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                   Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Loan Originator Organization NMLS information on loan documents does not match NMLS.
XXX       193421120 XXX    XXX       3        3       *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           No       Yes       Final HUD1 IL    9/XX/2015    Purchase      Second Home XXX        $XXX                  Safe Harbor  Non QM
                                                      - EV3                                                              COMMENT: 2024/XX/13: Guidelines require 2 months statements,                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          missing 2nd month statement for XXX accounts.                                   rate used for testing. - EV2                                                                                                                                                                              QM.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (OPEN) FEMA Disaster Issue: The most recent valuation                       *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not      COMMENT: 2024/XX/16: Client re stated to Non QM testing
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:      inspection is dated prior to the most recent FEMA disaster.                     match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                            *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or
                                                      Financial Institution: XXX // Account Type: Individual Retirement  COMMENT: 2024/XX/13: A post-disaster inspection verifying no damage             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the    personal tax returns provided are not the most recent. Application Date 09/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax
                                                      Account (IRA) / Account Number: XXX - EV3                          to the subject property is required.                                            total payment amount for the loan. - EV2                                                                                                                                                                  Return Due Date 04/XX/2015. (XXX XXX/Schedule C)
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Guideline Issue:Insufficient asset documentation.:                   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          COMMENT: 2024/XX/16: Informational only tax returns are not the most recent year.
                                                      - EV3                                                              Financial Institution: XXX // Account Type: Individual Retirement               Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3      Account (IRA) / Account Number: XXX                                             *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  COMMENT: 2024/XX/12: Missing all income documentation
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3      COMMENT: 2024/XX/13: Guidelines require 2 months statements,                    three (3) business days prior to consummation. (Type:Primary/09/XX/2015) - EV2                                                                                                                            *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                      *** (OPEN) Due diligence review based on non-origination           missing 2nd month statement for XXX accounts.                                   *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     does not match Due Diligence Loan Designation of ATR Fail.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Initial Rate Lock rate date is not documented in file.               consumer. - EV2                                                                                                                                                                                           COMMENT: 2024/XX/16: Missing annuity and SSI award letters, trust income documentations, and 2013 tax returns.
                                                      *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1            COMMENT: 2024/XX/13: Rate Lock not provided.                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (CLEARED) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014):
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, NY                         *** (OPEN) Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA - EV2                                                                                       Unable to verify alternate income source using reasonably reliable third-party records. (XXX (employer unknown)/Trust Income)
                                                                                                                         COMMENT: 2024/XX/13: Missing full PITI verification for other owned             *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2                                                                             COMMENT: 2024/XX/16: Missing supporting docs for B2 trust income.
                                                                                                                         property.                                                                       *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                    *** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify
                                                                                                                         *** (OPEN) REO Documents are missing.: Address: XXX, FL                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                             Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                         COMMENT: 2024/XX/13: Missing full PITI verification and complete                *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    COMMENT: 2024/XX/16: Missing 2013 personal returns.
                                                                                                                         lease agreement (only pg. 1 received) for other owned property.                 *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines             borrower. - EV2                                                                                                                                                                                           COMMENT: 2024/XX/16: General Ability-to-Repay requirements not satisfied.
                                                                                                                         (i.e. aggregator, seller).                                                      *** (OPEN) Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application     *** (CLEARED) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX
                                                                                                                         COMMENT: 2024/XX/13: Used GS Non QM Guideline.                                  Date 09/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule C) - EV2                                                                                  Annuity/Annuity)
                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2                                         COMMENT: 2024/XX/16: Missing award letter for B1 annuity income.
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             *** (CLEARED) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient.
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1     (XXX SSA/Social Security)
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable COMMENT: 2024/XX/16: Social Security income documentation insufficient, missing the award letter
                                                                                                                                                                                                         third-party records. (XXX (employer unknown)/Trust Income) - EV1                                                                                                                                          *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party    not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                         records. (XXX XXX/Schedule C) - EV1                                                                                                                                                                       COMMENT: 2024/XX/16: Missing 2013 personal returns.
                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   *** (CLEARED) Trust Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met. (XXX
                                                                                                                                                                                                         *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not (employer unknown)/Trust Income)
                                                                                                                                                                                                         provided. (XXX/Schedule E) - EV1                                                                                                                                                                          COMMENT: 2024/XX/16: Missing B2 trust income documentation.
                                                                                                                                                                                                         *** (CLEARED) Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not
                                                                                                                                                                                                         provided. (XXX/Schedule E) - EV1
                                                                                                                                                                                                         *** (CLEARED) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Annuity/Annuity) - EV1
                                                                                                                                                                                                         *** (CLEARED) Self Employed YTD: Unable to determine compliance with Self Employed income requirements due to missing information. (XXX XXX/Schedule C) - EV1
                                                                                                                                                                                                         *** (CLEARED) Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date
                                                                                                                                                                                                         09/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule C) - EV1
                                                                                                                                                                                                         *** (CLEARED) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX SSA/Social Security) - EV1
                                                                                                                                                                                                         *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1
                                                                                                                                                                                                         *** (CLEARED) Trust Income Documentation: Qualified Mortgage (Dodd-Frank 2014): Trust income documentation requirement not met. (XXX (employer unknown)/Trust Income) - EV1
XXX       193421588 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a  B           B           Yes      No                   IL    7/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              copy of the Appraisal Disclosure within 3 days of the loan application date.                                                                                                                                                                                                 QM           QM
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/28: The subject property is located in a FEMA                  *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        COMMENT: 2024/XX/28: No evidence the consumer was provided with the "Right to Receive" a Copy of the Appraisal Disclosure within 3 days
                                                      discrepancy. - EV3                                                 disaster area. The most recent inspection is dated prior to the                 application date. - EV2                                                                                                                                                                                   of the loan application date.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 recent FEMA disaster. Disaster end date was XX/XX/XXXX.                         *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or  *** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            Provide a post-disaster inspection report showing no damage to the              registered at time of application. - EV2                                                                                                                                                                  Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
                                                      discrepancy. - EV3                                                 property.                                                                       *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2024/XX/28: Individual Loan Originator not NMLS licensed or registered at time of application.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment        *** (OPEN) Missing Document: Missing Lender's Initial 1003
                                                      - EV3                                                              discrepancy.                                                                    history for current and/or prior employment. (XXX/13755380) - EV2                                                                                                                                         COMMENT: 2024/XX/29: An initial signed and dated 1003 was not provided.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           COMMENT: 2024/XX/28: Calculated combined loan to value percentage               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                      *** (OPEN) The verification of employment is required and was not  of 99.00000% exceeds Guideline combined loan to value percentage of             borrower. - EV2                                                                                                                                                                                           2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/13755380)
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     85.00000%. Loan proppsal documentation in file shows loan was                   *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    COMMENT: 2024/XX/28: Verification of Emplyment within 10 calendar days of the closing date was not provided for employer at time of loan
                                                      Income Type: Wages / Start Date: 04/XX/2016 - EV3                  approved with maximum LTV of 99%.                                               loan documents does not match NMLS. - EV2                                                                                                                                                                 origination.
                                                      *** (OPEN) Verification(s) of employment is not within 10 calendar *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  COMMENT: 2024/XX/28: Calculated loan to value percentage of                     (Final/07/XX/2016) - EV2                                                                                                                                                                                  did not provide List of Homeownership Counseling Organizations to borrower.
                                                      Income Type: Wages / Start Date: 04/XX/2016 - EV3                  99.00000% exceeds Guideline loan to value percentage of 85.00000%.              *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   COMMENT: 2024/XX/28: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Guideline Requirement: PITIA reserves months                         (Initial/07/XX/2016) - EV2                                                                                                                                                                                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      guidelines (i.e. aggregator, seller). - EV2                        discrepancy.                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
                                                                                                                         COMMENT: 2024/XX/29: Calculated PITIA months reserves of 1.80 is                tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    COMMENT: 2024/XX/28: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.
                                                                                                                         less than Guideline PITIA months reserves of 6.00. Loan proppsal                                                                                                                                                                                                                          *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                         documentation in file shows loan was approved with maximum LTV of                                                                                                                                                                                                                         within three (3) business days of application. (Initial/07/XX/2016)
                                                                                                                         99%.                                                                                                                                                                                                                                                                                      COMMENT: 2024/XX/02: Loan Estimate not delivered or placed in the mail to Borrower(s) within three business days of application.
                                                                                                                         *** (OPEN) The verification of employment is required and was not                                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         found in file.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                            Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         Income Type: Wages / Start Date: 04/XX/2016                                                                                                                                                                                                                                               borrower. (8304)
                                                                                                                         COMMENT: 2024/XX/29: Verification of Employment was not provided..                                                                                                                                                                                                                        COMMENT: 2024/XX/28: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX. No valid
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 calendar                                                                                                                                                                                                                        changed circumstance was provided. No cure was provided to the Borrower.
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                                                                                         Income Type: Wages / Start Date: 04/XX/2016
                                                                                                                         COMMENT: 2024/XX/29: Verification of Employment was not provided..
XXX       193420524 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      Yes       Final HUD1 IL    11/XX/2015   Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents     not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                          QM
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               COMMENT: 2024/XX/28: Most Recent Valuation Inspection Date:                     used is greater than 75%. (XXX/25% Vacancy Method) - EV3                                                                                                                                                  COMMENT: 2024/XX/28: Originator Loan Designation updated as Safe Harbor QM due to missing documents Due Diligence Loan Designation is
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              XX/XX/XXXX                                                                      *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     Non QM.
                                                      *** (OPEN) Due diligence review based on non-origination           Disaster End Date: XX/XX/XXXX                                                   consumer. - EV2                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual
                                                      guidelines (i.e. aggregator, seller). - EV2                        Disaster Name: XXX                                                              *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           payment on loan.
                                                                                                                         Disaster Declaration Date: XX/XX/XXXX                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           COMMENT: 2024/XX/28: Final GFE is missing in file. GFE in file is dated 09/XX/2015. Loan closed 11/XX/2015.
                                                                                                                         *** (OPEN) Income Docs Missing:: Borrower: XXX                                  *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                 *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on
                                                                                                                         COMMENT: 2024/XX/28: Required 4506-T for year 2013 and 2014 with                *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                    loan.
                                                                                                                         signed and dated.                                                               *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  COMMENT: 2024/XX/28: Final GFE is missing in file. GFE in file is dated 09/XX/2015. Loan closed 11/XX/2015.
                                                                                                                         *** (OPEN) Missing Document: Missing Final 1003                                 *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
                                                                                                                         COMMENT: 2024/XX/28: Final 1003 is not provided.                                *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2024/XX/28: Final GFE is missing in file. GFE in file is dated 09/XX/2015. Loan closed 11/XX/2015.
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                               sufficient cure provided.
                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2                                         COMMENT: 2024/XX/28: Final GFE is missing in file. GFE in file is dated 09/XX/2015. Loan closed 11/XX/2015.
XXX       193420135 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   IL    7/XX/2016    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         QM           QM
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/28: The subject property is in a FEMA disaster                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  (Type:Primary/06/XX/2016)
                                                      discrepancy. - EV3                                                 area. Missing post inspection report after most recent disaster                 three (3) business days prior to consummation. (Type:Primary/06/XX/2016) - EV2                                                                                                                            COMMENT: 2024/XX/28: Appraisal report dated 06/XX/2016 missing evidence of receipt.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 declared on XX/XX/XXXX.                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  provided on 07/XX/2016 disclosed an Amount Financed disclosed an inaccurate Amount Financed.  The disclosed Amount Financed in the
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2024/XX/28: LTV of 98.97% exceeds maximum of 80% .                     loan documents does not match NMLS. - EV2                                                                                                                                                                 accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                      - EV3                                                              *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an Amount Financed disclosed an Charge calculations are based on Closing Disclosure dated 07/XX/2016). (Final/07/XX/2016)
                                                      *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance   COMMENT: 2024/XX/28: LTV of 98.97% exceeds maximum of 80% .                     inaccurate Amount Financed.  The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not     COMMENT: 2024/XX/28: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount
                                                      Evidence are missing. - EV3                                        *** (OPEN) Guideline Requirement: PITIA reserves months                         accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated        Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered
                                                      *** (OPEN) Verification(s) of employment is not within 10 business discrepancy.                                                                    07/XX/2016). (Final/07/XX/2016) - EV2                                                                                                                                                                     accurate
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  COMMENT: 2024/XX/28: Insufficient reserves verified to cover                    *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2016 disclosed an inaccurate Finance Charge on  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                      Income Type: Wages / Start Date: 09/XX/2010 - EV3                  required 6 moths PITIA.                                                         page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which provided on 07/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance                exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016). (Final/07/XX/2016) - EV2                                                disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                      guidelines (i.e. aggregator, seller). - EV2                        Evidence are missing.                                                           *** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on   exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2016).
                                                                                                                         COMMENT: 2024/XX/03: High Cost testing not complete - Premium and               Final Closing Disclosure provided on 07/XX/2016 are underdisclosed. (Final/07/XX/2016) - EV2                                                                                                              (Final/07/XX/2016)
                                                                                                                         terms were not documented in file.  Final 1003 and 1008 indicate                *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 disclosed  COMMENT: 2024/XX/28: Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge
                                                                                                                         loan has mortgage insurance and the final closing disclosure                    the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/07/XX/2016) - EV2                                                                                           in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold
                                                                                                                         indicates no mortgage insurance.                                                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business              (Final/07/XX/2016) - EV2                                                                                                                                                                                  Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2016)
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2024/XX/28: The only Closing Disclosure provided was dated 07/XX/2016 and signed 07/XX/2016.  Missing evidence of earlier
                                                                                                                         Income Type: Wages / Start Date: 09/XX/2010                                     tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    receipt.
                                                                                                                         COMMENT: 2024/XX/28: Missing VVOE dated within 10 business days of              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         the Note.                                                                       exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   borrower. (8304)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    COMMENT: 2024/XX/28: Zero Tolerance Transfer fee tax of $XXX exceeds tolerance of $XXX. A valid COC, nor a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: Zero Percent Fee Tolerance exceeded Credit Report. Fee Amount of $XXX exceeds previously disclosed amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   A valid COC, nor a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds previously disclosed amount of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX.  A valid COC, nor a cure tolerance were provided.
XXX       193420008 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      Yes       Final HUD1 IL    9/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                      EV3                                                                COMMENT: 2024/XX/01: Credit Report is missing.                                  *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                        QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation                       *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding           COMMENT: 2024/XX/01: Originator Loan Designation of Safe Harbor QM updated from guidelines.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     liabilities. (XXX/13755532) - EV3                                                                                                                                                                         *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/01: Most Recent Valuation Inspection Date:                     *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not  using reasonably reliable third-party records.
                                                      discrepancy. - EV3                                                 XX/XX/XXXX                                                                      match the fully-indexed rate for the loan. - EV2                                                                                                                                                          COMMENT: 2024/XX/01: Credit Report not provided.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 Disaster End Date: XX/XX/XXXX                                                   *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Truth in Lending Act (MDIA 2011):  The discounted introductory rate period on the Final TIL does *** (OPEN) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not
                                                      *** (OPEN) Guideline Requirement: Representative FICO score        Disaster Name: XXX                                                              not match the discounted introductory rate period for the loan. - EV2                                                                                                                                     contain a Credit report to evidence the consumers outstanding liabilities. (XXX/13755532)
                                                      discrepancy. - EV3                                                 Disaster Declaration Date: XX/XX/XXXX                                           *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL COMMENT: 2024/XX/01: Credit Report is missing.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      *** (OPEN) Guideline Requirement: Combined loan to value                        does not match the discounted interest change date for the loan. - EV2                                                                                                                                    *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  discrepancy.                                                                    *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the      Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
                                                      - EV3                                                              COMMENT: 2024/XX/01: Calculated Loan To Value of 98.94737% exceeds              maximum interest rate that may apply during the life of the loan. - EV2                                                                                                                                   COMMENT: 2024/XX/01: The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              guidelines Combined Loan To Value of 80%.                                       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Truth in Lending Act (MDIA
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    principal and interest payment that may apply during the life of the loan. - EV2                                                                                                                          2011):  The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for the loan.
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/01: Calculated Loan To Value of 98.94737% exceeds              *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL    COMMENT: 2024/XX/01: The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for
                                                                                                                         guidelines loan to value of 80%.                                                does not match the maximum total payment on the loan during the life of the loan. - EV2                                                                                                                   the loan.
                                                                                                                         *** (OPEN) Guideline Requirement: Representative FICO score                     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA
                                                                                                                         discrepancy.                                                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
                                                                                                                         COMMENT: 2024/XX/01: Credit Report is missing.                                  *** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2                                                    COMMENT: 2024/XX/01: The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for
                                                                                                                         *** (OPEN) Missing Document: Credit Report not provided                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           the loan.
                                                                                                                         COMMENT: 2024/XX/01: Credit Report is missing.                                  *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2                                                                             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                                                                                         *** (OPEN) Missing Document: Hazard Insurance Policy not provided               *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2                                                      "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
                                                                                                                         COMMENT: 2024/XX/01: Hazard Insurance Policy is missing.                        *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  COMMENT: 2024/XX/01: The Maximum Ever interest rate on the Final TIL does not match the maximum interest rate that may apply during the
                                                                                                                         *** (OPEN) Missing Document: Missing Final 1003                                 *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    life of the loan.
                                                                                                                         COMMENT: 2024/XX/01: Final 1003 is missing.                                     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure the loan.
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2                                                                                                                               COMMENT: 2024/XX/01: The Maximum Ever P&I payment on the Final TIL does not match the maximum principal and interest payment that may
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                               apply during the life of the loan.
                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan       *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                                                                                                         origination activities. - EV2                                                                                                                                                                             The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: The Maximum Ever total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: ARM loan program disclosure not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet,
                                                                                                                                                                                                                                                                                                                                                                                                                   not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: CHARM Booklet Disclosure not provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: First Change Date on GFE does not match First Change Date on Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Loan Term on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Loan Term on Final HUD-1 does not match actual term on the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-
                                                                                                                                                                                                                                                                                                                                                                                                                   1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                                                                                                                                                                                                                                                                                                                   Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                   did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: List of Homeownership Counseling Organizations is missing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Creditor did not provide Servicing Disclosure Statement to applicant within three business days of application.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual
                                                                                                                                                                                                                                                                                                                                                                                                                   Loan Originator not in approved license status to conduct loan origination activities.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Individual Loan Originator not licensed to conduct loan origination activities.
XXX       193420693 XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3         *** (OPEN) Asset documentation requirements not met.                2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) (Doc Error) Initial GFE not provided                                                                                          B           B           Yes      Yes       Final HUD1 IL    8/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2024/XX/30: Assets must be sourced/seasoned for 60 days.               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2024/XX/30: A Good Faith Estimate was not provided.                                                                                                                                                                                                                 QM           QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  401k for XXX has only1 account staement provided with online                    rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           snapshot from 06/XX/2014. Reserve requirement of 6 months has not               *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      COMMENT: 2024/XX/30: ARM Disclosure was not provided.
                                                      discrepancy. - EV3                                                 been met per guidelines. A Final 1003 has not been provided. Unable             *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet,
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 to determine all assets that were used to qualify.                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  not provided to the borrower.
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) FEMA Disaster Issue: The most recent valuation                       three (3) business days prior to consummation. (Type:Primary/07/XX/2014) - EV2                                                                                                                            COMMENT: 2024/XX/30: CHARM Disclosure was not provided.
                                                      discrepancy. - EV3                                                 inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to     *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2024/XX/30: The subject property is located in a FEMA                  consumer. - EV2                                                                                                                                                                                           2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  disaster area. The most recent inspection is dated prior to the                 *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 (Type:Primary/07/XX/2014)
                                                      - EV3                                                              recent FEMA disaster. Disaster end date was XX/XX/XXXX.                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2                                                                                                            COMMENT: 2024/XX/30: Evidence of Borrower receipt of the appraisal with report date 07/XX/2014 was not provided.
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           Provide a post-disaster inspection report showing no damage to the              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              property.                                                                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to not provide "Right to Receive a Copy" appraisal disclosure to consumer.
                                                      *** (OPEN) Verification(s) of employment is not within 10 calendar *** (OPEN) Guideline Requirement: Combined loan to value                        borrower. - EV2                                                                                                                                                                                           COMMENT: 2024/XX/30: Right to Receive a Copy appraisal disclosure was not provided.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  discrepancy.                                                                    *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
                                                      Income Type: Wages / Start Date: 09/XX/2009 - EV3                  COMMENT: 2024/XX/30: Calculated combined loan to value percentage               Statement to applicant within three (3) business days of application. - EV2                                                                                                                               COMMENT: 2024/XX/30: FACTA  disclosure was not provided.
                                                      *** (OPEN) Due diligence review based on non-origination           of 96.49965% exceeds Guideline combined loan to value percentage of             *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                             *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
                                                      guidelines (i.e. aggregator, seller). - EV2                        90.00000%.An exception request was shown on the Loan proposal                   *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on   COMMENT: 2024/XX/30: A Gooid Faith Estimate was not provided.
                                                                                                                         document for July 15,2014.                                                      loan documents does not match NMLSR. - EV2                                                                                                                                                                *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2                                         Booklet.
                                                                                                                         COMMENT: 2024/XX/30: Calculated loan to value percentage of                     *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Note. - EV2                                                     COMMENT: 2024/XX/30: Evidence HUD Settlement Cost Booklet was provided to the borrower was not in the loan file.
                                                                                                                         96.49965% exceeds Guideline loan to value percentage of 90.00000%.              *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on Security Instrument. - EV2                       *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                         An exception request was shown on the Loan proposal document for                *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                         July 15,2014.                                                                   loan documents does not match NMLS. - EV2                                                                                                                                                                 COMMENT: 2024/XX/30: List of Homeownership Counseling Organizations is missing.
                                                                                                                         *** (OPEN) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                   *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of
                                                                                                                         COMMENT: 2024/XX/30: Calculated PITIA months reserves of 2.39 is                                                                                                                                                                                                                          application.
                                                                                                                         less than Guideline PITIA months reserves of 6.00.                                                                                                                                                                                                                                        COMMENT: 2024/XX/30: Servicing Disclosure Statement to applicant within three business days of application.
                                                                                                                         *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                     *** (OPEN) TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                         COMMENT: 2024/XX/30: A Signed and executed IRS Form 4506-C was not                                                                                                                                                                                                                        COMMENT: 2024/XX/30: Final TIL was not provided.
                                                                                                                         provided.                                                                                                                                                                                                                                                                                 *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR
                                                                                                                         *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                                                                                                                                                         Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                         COMMENT: 2024/XX/30: Rate lock documentation was not provided.                                                                                                                                                                                                                            COMMENT: 2024/XX/30: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                         *** (OPEN) Missing Document: Missing Final 1003                                                                                                                                                                                                                                           *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present
                                                                                                                         COMMENT: 2024/XX/30: Signed and dated Final 1003 was not provided.                                                                                                                                                                                                                        on loan application.
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 calendar                                                                                                                                                                                                                        COMMENT: 2024/XX/30: NMLSR information not present on loan application.
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Missing NMLS Information on Note: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present
                                                                                                                         Income Type: Wages / Start Date: 09/XX/2009                                                                                                                                                                                                                                               on Note.
                                                                                                                         COMMENT: 2024/XX/02: Verifiucation of Emplyment within 10 calendar                                                                                                                                                                                                                        COMMENT: 2024/XX/30: NMLSR information not present on Note.
                                                                                                                         days of the closing date was not provided as required per                                                                                                                                                                                                                                 *** (OPEN) TILA NMLSR - Missing NMLS Information on Security Instrument: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR
                                                                                                                         guidelines.                                                                                                                                                                                                                                                                               information not present on Security Instrument.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/30: NMLSR information not present on Security Instrument.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                   Frank 2014):  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/30: Loan Originator Organization NMLS information on loan documents does not match NMLS.
XXX       193420012 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      Yes       Final HUD1 IL    12/XX/2015   Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Annuity/Annuity) - EV3                                                      not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                          QM
                                                      *** (WAIVED) Aged document: Asset Account date is more than 90     COMMENT: 2024/XX/01: Most Recent Valuation Inspection Date:                     *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2024/XX/01: Loan Designation discrepancy due to missing award letter and 2 months consecutive bank statements.
                                                      days prior to Closing.: Financial Institution: XXX // Account      XX/XX/XXXX                                                                      all other settlement charges. - EV2                                                                                                                                                                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten
                                                      Type: Individual Retirement Account (IRA) / Account Number: XXX -  Disaster End Date: XX/XX/XXXX                                                   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                      EV2                                                                Disaster Name: XXX                                                              *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2                                                                             COMMENT: 2024/XX/01: GFE does not provide minimum ten business day availability for estimate of charges and terms for all other
                                                      *** (OPEN) Due diligence review based on non-origination           Disaster Declaration Date: XX/XX/XXXX                                           *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                    settlement charges.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (WAIVED) Aged document: Asset Account date is more than 90 days             *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2                       *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on
                                                      *** (WAIVED) Guideline Issue:Insufficient asset documentation.:    prior to Closing.: Financial Institution: XXX // Account Type:                  *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  loan.
                                                      Financial Institution: XXX // Account Type: Checking / Account     Individual Retirement Account (IRA) / Account Number: XXX                       *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2              COMMENT: 2024/XX/01: Final GFE not provided.
                                                      Number: XXX, Financial Institution: XXX // Account Type: Savings / COMMENT: 2024/XX/16: Statement not within 120 days of note date.                *** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2                                                                       *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
                                                      Account Number: XXX, Financial Institution: XXX // Account Type:   *** (WAIVED) Guideline Issue:Insufficient asset documentation.:                 *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    COMMENT: 2024/XX/01: Final GFE not provided.
                                                      Checking / Account Number: XXX - EV2                               Financial Institution: XXX // Account Type: Checking / Account                  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-
                                                      *** (WAIVED) Guideline Requirement: Combined loan to value         Number: XXX, Financial Institution: XXX // Account Type: Savings /              borrower. - EV2                                                                                                                                                                                           1/Final Closing Disclosure.
                                                      discrepancy. - EV2                                                 Account Number: XXX, Financial Institution: XXX // Account Type:                *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                             COMMENT: 2024/XX/01: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   Checking / Account Number: XXX                                                  *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s)
                                                      EV2                                                                COMMENT: 2024/XX/16: Two months bank statement not provided.                    *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in  within three (3) business days of Application Date.
                                                      *** (WAIVED) Missing Document: Verification of Rent (VOR) /        *** (WAIVED) Guideline Requirement: Combined loan to value                      a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                       COMMENT: 2024/XX/01: Initial GFE not provided to Borrower within three business days of Application Date.
                                                      Verification of Mortgage (VOM) not provided - EV2                  discrepancy.                                                                                                                                                                                                                                                                              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                      *** (CLEARED) Asset documentation requirements not met. - EV1      COMMENT: 2025/XX/06: Calculated combined loan to value percentage                                                                                                                                                                                                                         Booklet.
                                                                                                                         of 97.00000% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       COMMENT: 2024/XX/01: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                         90.00000%                                                                                                                                                                                                                                                                                 *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                         *** (WAIVED) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                            did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                         COMMENT: 2025/XX/06: Calculated combined loan to value percentage                                                                                                                                                                                                                         COMMENT: 2024/XX/01: Creditor did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                         of 97.00000% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       *** (OPEN) TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                         90.00000%                                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/01: Final TIL not provided.
                                                                                                                         *** (WAIVED) Missing Document: Verification of Rent (VOR) /                                                                                                                                                                                                                               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         Verification of Mortgage (VOM) not provided                                                                                                                                                                                                                                               or more guideline components, the loan is at ATR risk.
                                                                                                                         COMMENT: 2024/XX/16: File is missing 12 month rental payment                                                                                                                                                                                                                              COMMENT: 2025/XX/06: File is missing 2 months consecutive bank statements for all accounts.
                                                                                                                         history.                                                                                                                                                                                                                                                                                  *** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies
                                                                                                                         *** (CLEARED) Asset documentation requirements not met.                                                                                                                                                                                                                                   related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible
                                                                                                                         COMMENT: 2025/XX/06: File is missing 2 months consecutive bank                                                                                                                                                                                                                            to be regraded with compensating factors.)
                                                                                                                         statements for all accounts.                                                                                                                                                                                                                                                              COMMENT: 2025/XX/06: File is missing 2 months consecutive bank statements for all accounts.
XXX       193422183 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing                                B           B           Yes      Yes       Final HUD1 WI    5/XX/2014    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2024/XX/01: None of the GFEs or any other evidence indicate the loan is locked.                                                                                                                                                                                     QM           QM
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/01: Calculated CLTV percentage of 90.17573%                    rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            exceeds Guideline CLTV percentage of 80.00000%.                                 *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not  Creditor Application Date and Transaction Date used to determine rate used for testing.
                                                      discrepancy. - EV3                                                 *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    match the fully-indexed rate for the loan. - EV2                                                                                                                                                          COMMENT: 2024/XX/01: Rate lock agreement is missing in file.
                                                      *** (OPEN) Hazard Insurance Error: Subject hazard insurance        COMMENT: 2024/XX/01: Calculated LTV percentage of 90.17573% exceeds             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date   *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending
                                                      premium is missing from evidence of insurance. - EV3               Guideline LTV percentage of 80.00000%.                                          on which the maximum rate may apply. - EV2                                                                                                                                                                Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Guideline Requirement: PITIA reserves months                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the      COMMENT: 2024/XX/01: The fully indexed rate on the Final TIL does not match the fully indexed rate for the loan.
                                                      - EV3                                                              discrepancy.                                                                    maximum interest rate that may apply during the life of the loan. - EV2                                                                                                                                   *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           COMMENT: 2024/XX/01: Verified liquid assets in the amount of $XXX               *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  are insufficient to meet reserve requirements.                                  principal and interest payment that may apply during the life of the loan. - EV2                                                                                                                          COMMENT: 2024/XX/01: The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
                                                      - EV3                                                              *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium             *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL    *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              is missing from evidence of insurance.                                          does not match the maximum total payment on the loan during the life of the loan. - EV2                                                                                                                   "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business COMMENT: 2024/XX/01: Hazard Insurance Policy was not provided.                  *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      COMMENT: 2024/XX/01: The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during days of the Note.: Borrower: XXX // Employment Type: Employment /  *** (OPEN) Initial Rate Lock rate date is not documented in file.               *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              the life of the loan.
                                                      Income Type: Wages / Start Date: 04/XX/2008 - EV3                  COMMENT: 2024/XX/01: Rate lock agreement is missing in file.                    *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Missing Document: Hazard Insurance Policy not provided               three (3) business days prior to consummation. (Type:Primary/04/XX/2014) - EV2                                                                                                                            "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/01: Hazard Insurance Policy not provided.                      *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for the loan.
                                                                                                                         *** (OPEN) Missing Document: Missing Final 1003                                 all other settlement charges. - EV2                                                                                                                                                                       COMMENT: 2024/XX/01: The "Maximum Ever" P&I payment on the Final TIL does not match the maximum principal and interest payment that may
                                                                                                                         COMMENT: 2024/XX/01: The file was missing a copy of the Final 1003              *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           apply during the life of the loan.
                                                                                                                         Report.                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business              *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                         The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    the loan.
                                                                                                                         Income Type: Wages / Start Date: 04/XX/2008                                     *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2024/XX/01: The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the
                                                                                                                         COMMENT: 2024/XX/01: verbal verification of employment is missing               borrower. - EV2                                                                                                                                                                                           loan during the life of the loan.
                                                                                                                         in file.                                                                        *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on   *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines             loan documents does not match NMLSR. - EV2                                                                                                                                                                COMMENT: 2024/XX/01: Missing ARM Disclosure.
                                                                                                                         (i.e. aggregator, seller).                                                      *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet,
                                                                                                                         COMMENT: 2024/XX/01: Origination guidelines are not available for               loan documents does not match NMLS. - EV2                                                                                                                                                                 not provided to the borrower.
                                                                                                                         this review.                                                                                                                                                                                                                                                                              COMMENT: 2024/XX/01: Missing CHARM Booklet Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                   2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Type:Primary/04/XX/2014)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Appraisal report dated 04/XX/2014 missing evidence of receipt.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten
                                                                                                                                                                                                                                                                                                                                                                                                                   (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Missing Final GFE, only one GFE is provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Missing Initial GFE, only one GFE is provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Missing Final GFE, only one GFE is provided in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                                                                                                                                                                                                                                                                                                                   Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Missing HUD Settlement Cost Booklet.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                                                                                                                                                                                                                                   did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: The file was missing a copy of the List of Homeowner Counseling Checklist disclosure provided to the borrower within three business days of the Originator's application date.
XXX       193421111 XXX    XXX       3        3       *** (OPEN) Aged document: Asset Account date is more than 90 days  *** (OPEN) Aged document: Asset Account date is more than 90 days   2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.   *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided  B           B           Yes      Yes       Final HUD1 IL    9/XX/2015    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      prior to Closing.: Financial Institution: XXX // Account Type:     prior to Closing.: Financial Institution: XXX // Account Type:                  Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2015) - EV2                                                                                                        to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.                                                                                                                                          QM           QM
                                                      Savings / Account Number: XXX - EV3                                Savings / Account Number: XXX                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         (Type:Primary/09/XX/2015)
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/01: The most recent Bank Statement is dated                    *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2024/XX/02: The acknowledgement signed by Borrowers reflects the Appraisal was supplied to them prior to the report date listed
                                                      discrepancy. - EV3                                                 5/XX/2015 and the loan closed on 09/XX/2015 are more than 120 days.             all other settlement charges. - EV2                                                                                                                                                                       on the appraisal.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               discrepancy.                                                                    *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2024/XX/01: Calculated combined loan to value percentage               (3) business days of application. - EV2                                                                                                                                                                   COMMENT: 2024/XX/01: Unable to determine under disclosure due to missing itemization of amount financed.  Under disclosure appears to be
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           of 103.05344% exceeds Guideline combined loan to value percentage               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to fee related.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business of 90.00000%.                                                                   borrower. - EV2                                                                                                                                                                                           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present on loan application. - EV2                                         (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                      Income Type: Wages / Start Date: 01/XX/2005 - EV3                  COMMENT: 2024/XX/01: Calculated loan to value percentage of                     *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    COMMENT: 2024/XX/01: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other
                                                      *** (OPEN) Due diligence review based on non-origination           93.89313% exceeds Guideline loan to value percentage of 90.00000%.              loan documents does not match NMLS. - EV2                                                                                                                                                                 settlement charges.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Income Docs Missing:: Borrower: XXX                                                                                                                                                                                                                                            *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s)
                                                                                                                         COMMENT: 2024/XX/01: The signed and dated 4506-T forms are missing                                                                                                                                                                                                                        within three (3) business days of Application Date.
                                                                                                                         from the loan file.                                                                                                                                                                                                                                                                       COMMENT: 2024/XX/01: Only 1 GFE is provided dated 08/XX/2015.
                                                                                                                         *** (OPEN) Income documentation requirements not met.                                                                                                                                                                                                                                     *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:
                                                                                                                         COMMENT: 2024/XX/02: The 4506-T forms signed by the Borrower were                                                                                                                                                                                                                         HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
                                                                                                                         missing from the loan file.                                                                                                                                                                                                                                                               COMMENT: 2024/XX/02: The Settlement Cost Booklet verbiage was located on the GFE that is dated three days after application date.
                                                                                                                         *** (OPEN) Missing Document: Approval not provided                                                                                                                                                                                                                                        *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                         COMMENT: 2024/XX/02: The Approval is missing from the loan file.                                                                                                                                                                                                                          did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business                                                                                                                                                                                                                        COMMENT: 2024/XX/01: The file was missing a copy of the List of Homeowner Counseling Checklist disclosure provided to the borrower
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                         within three business days of the Originator's application date.
                                                                                                                         Income Type: Wages / Start Date: 01/XX/2005                                                                                                                                                                                                                                               *** (OPEN) TILA NMLSR - Missing NMLS Information on 1003: Truth in Lending Act (NMLSR Dodd- Frank 2014): NMLSR information not present
                                                                                                                         COMMENT: 2024/XX/01: Missing Verification of Employment for                                                                                                                                                                                                                               on loan application.
                                                                                                                         Borrower                                                                                                                                                                                                                                                                                  COMMENT: 2024/XX/01: Origination Company NMLS ID is not provided.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/01: Origination guidelines are not available for this review.
XXX       193420006 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      No                   IL    10/XX/2016   Refinance     Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                      From Borrower. - EV3                                               Borrower.                                                                       *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                        QM
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2024/XX/01: Missing asset documentation.  Funds to close               records. (XXX XXX/Schedule C) - EV3                                                                                                                                                                       COMMENT: 2024/XX/01: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  verified do not cover required amount of $XXX.                                  *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party       guideline maximum.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Initial Rate Lock rate date is not documented in file.               records. (XXX XXX/Schedule C) - EV3                                                                                                                                                                       *** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current
                                                      discrepancy. - EV3                                                 COMMENT: 2024/XX/01: Rate lock document is missing.                             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3                                                                                 *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX            COMMENT: 2024/XX/01: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months                                                                                            XXX/Schedule C) - EV3                                                                                                                                                                                     guideline maximum.
                                                      discrepancy. - EV3                                                                                                                                 *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension) - EV3                                                      *** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3       Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2024/XX/01: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds
                                                      *** (OPEN) Missing Document: Approval not provided - EV3                                                                                           rate used for testing. - EV2                                                                                                                                                                              guideline maximum.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                           three (3) business days prior to consummation. (Type:Primary/09/XX/2016) - EV2                                                                                                                            more guideline components, the loan is at ATR risk.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        COMMENT: 2024/XX/03: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds
                                                                                                                                                                                                         application date. - EV2                                                                                                                                                                                   guideline maximum.
                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.               *** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly
                                                                                                                                                                                                         (XXX/13755691) - EV2                                                                                                                                                                                      income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2024/XX/03: Missing 2 years self employment verification.
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           *** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX
                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Originator Company NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014):  Loan Originator Organization NMLS information on    Retired/Pension)
                                                                                                                                                                                                         loan documents does not match NMLS. - EV2                                                                                                                                                                 COMMENT: 2024/XX/01: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     guideline maximum.
                                                                                                                                                                                                         (Final/10/XX/2016) - EV2                                                                                                                                                                                  *** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not
                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
                                                                                                                                                                                                         (Initial/09/XX/2016) - EV2                                                                                                                                                                                COMMENT: 2024/XX/01: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of guideline maximum.
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75229) - EV2                                                                                                      *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount   2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197) - EV2                                                                                                   (Type:Primary/09/XX/2016)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Re-Draw Fee.  Fee Amount of $XXX exceeds     COMMENT: 2024/XX/01: Appraisal report dated 09/XX/2016 missing evidence of receipt.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75164) - EV2                                                                                                                   *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection.  Fee Amount of copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75109) - EV2                                                                                                      COMMENT: 2024/XX/01: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   within 3 days of the loan application date.
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    *** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                                                                                                                                                                                                                                                                                                                                                                                   Employment Dates to verify two years current employment. (XXX/13755691)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Waterfall due to missing 2 years self employment verification, asset documentation, reserves and LTV/CLTV exceeds guideline maximum.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: The only Closing Disclosure provided is dated 10/XX/2016 and it is signed 10/XX/2016.  No evidence of prior receipt was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                   within three (3) business days of application. (Initial/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Application date 08/XX/2016, earliest Loan Estimate in file is 09/XX/2016.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75229)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   A valid COC, nor a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX.A valid COC, nor a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Re-Draw Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75164)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Zero Percent Fee Tolerance exceeded for Re-Draw Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A valid COC, nor a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Construction Loan Inspection.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75109)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Zero Percent Fee Tolerance exceeded for Construction Loan Inspection. Fee Amount of $XXX exceeds tolerance of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX.A valid COC, nor a cure tolerance were provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/01: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. A valid COC, nor a cure tolerance were provided.
XXX       193421705 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage      D           D           Yes      Yes       Estimated  IL    3/XX/2013    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2                                                                                                      Loan:  Borrower's ability to repay not verified with reliable documentation.                                                                                                        HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2                                                                                                          COMMENT: 2024/XX/03: The loan file contains the following third-party documentation:  1) income/asset verification (none) 2)
                                                                                                                                                                                                         *** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2                                                                                 debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay
                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien         provision.
                                                                                                                                                                                                         mortgage loan. - EV2                                                                                                                                                                                      *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.66698% or Final Disclosure APR
                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         documentation. - EV2                                                                                                                                                                                      COMMENT: 2024/XX/03: The loan file contains the following third-party documentation:  1) income/asset verification (none) 2)
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              (none).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2013    provision.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.66698% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Balloon Payment Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no balloon payment for loan containing a balloon payment. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                    *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421785 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                    D           D           Yes      Yes       Estimated  IL    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the                                                                                                                                                                                          HUD1
                                                                                                                                                                                                         maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
XXX       193420987 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       Estimated  IL    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            HUD1
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The COMMENT: 2024/XX/01: TIL itemization did not disclose an Tax Cushion fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
XXX       193421338 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 IL    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193420703 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not                                                                                                                                               B           B           Yes      Yes       Final HUD1 IL    2/XX/2014    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Truth in Lending Act (MDIA 2011):  The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment on the loan during the first five (5) years of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" total payment amount
                                                                                                                                                                                                         (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421673 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CT    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
XXX       193421766 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           No       Yes       Final HUD1 AZ    11/XX/2012   Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        all other settlement charges. - EV2
                                                      Documents) - EV3                                                   COMMENT: 2024/XX/29: High Cost testing complete - Premium and terms             *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    documented in file                                                              *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421009 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   IL    4/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/09: Calculated loan to value percentage of
                                                      *** (OPEN) Due diligence review based on non-origination           95.00000% exceeds Guideline loan to value percentage of 90.00000%.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                         COMMENT: 2024/XX/09: Calculated loan to value percentage of
                                                                                                                         95.00000% exceeds Guideline loan to value percentage of 90.00000%.
XXX       193421765 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 01/XX/2023 - EV2                                                                                                       *** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 01/XX/2023                                            B           B           Yes      No                   MI    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2024/XX/09: Closing Disclosure date issue is 01/XX/2023 which is post note date 09/XX/2022.                                                                                                                                                                         QM (APOR)    QM (APOR)
                                                                                                                         COMMENT: 2024/XX/09: The property is located in FEMA Disaster area.             (Final/09/XX/2022) - EV2                                                                                                                                                                                  *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                         Provide a post-disaster inspection verifying there was no damage.               *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2022)
                                                                                                                         The inspection must include exterior photos and the property must               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            COMMENT: 2024/XX/09: Final LE is required to be received by borrower at least 1 day prior to Initial CD.  Based on documentation in
                                                                                                                         be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                 file, Final LE was received by borrower on or after date Initial CD was received.  Evidence of earlier receipt of LE was not located in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/09: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
XXX       193420452 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        A           B           Yes      No                   FL    3/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                                                                                                                                                                         Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM (APOR)
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)    QM.
                                                                                                                                                                                                         Fail. - EV1                                                                                                                                                                                               COMMENT: 2024/XX/19: Loan redesignated from QM APOR to Non-QM.
                                                                                                                                                                                                         *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.58330% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan     *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                         Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .58330%). - EV1                                                           (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: The QM points and fees disclosed on the final Closing Disclosure are greater than 3% of the total loan amount. Due to the points and fees tolerance violation, the loan does meet the lender's loan designation.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.58330% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   vs. an allowable total of $XXX (an overage of $XXX or .58330%).
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: The QM points and fees disclosed on the final Closing Disclosure are greater than 3% of the total loan amount. Due to the points and fees tolerance violation, the loan does meet the lender's loan designation.
XXX       193420769 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least                                                                                                                                          B           B           No       No                   GA    11/XX/2022   Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2022) - EV2
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Unable to determine compliance with Right To Receive a Copy of Appraisal due to missing information - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application: The initial loan application was missing from the loan file. - EV2
XXX       193421351 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least                                                                                                                                          B           B           No       No                   FL    2/XX/2023    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2023) - EV2
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: Unable to determine compliance with Right To Receive a Copy of Appraisal due to missing information - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application: The initial loan application was missing from the loan file. - EV2
XXX       193422101 XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination           *** (WAIVED) Guideline Requirement: PITIA reserves months           1           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    A           A           Yes      No                   FL    11/XX/2022   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV2                        discrepancy.                                                                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          COMMENT: 2024/XX/28: Calculated reserve of 0.64 is less than                                                                                                                                                                                                                              COMMENT: 2024/XX/28: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have
                                                      discrepancy. - EV2                                                 guideline reserve of 3.00                                                                                                                                                                                                                                                                 been cured/cleared. Failure due to reserve requirement no being met.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/28: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.
XXX       193422026 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):  B           B           Yes      No                   CO    3/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2023) - EV2                                                                            Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/08: Calculated combined loan to value percentage               *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2023 disclosed an Amount Financed         provided at or before closing. (Type:Primary/03/XX/2023)
                                                      *** (OPEN) Due diligence review based on non-origination           of 96.72228% exceeds Guideline combined loan to value percentage of             disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       COMMENT: 2024/XX/08: Verification appraisal was delivered to borrower was not provided.
                                                      guidelines (i.e. aggregator, seller). - EV2                        90.00000%                                                                       Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    Disclosure dated 03/XX/2023). (Final/XX/20/2023) - EV2                                                                                                                                                    Disclosure provided on 03/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in
                                                                                                                         COMMENT: 2024/XX/08: Calculated loan to value percentage of                     *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2023 disclosed an inaccurate Finance Charge on  the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                                                                                         96.72228% exceeds Guideline loan to value percentage of 90.00000%.              page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2023). (Final/XX/20/2023) - EV2                                                Charge calculations are based on Closing Disclosure dated 03/XX/2023). (Final/XX/20/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Final Closing Disclosure provided on 03/XX/2023 disclosed an Amount Financed disclosed an inaccurate Amount
                                                                                                                                                                                                                                                                                                                                                                                                                   Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 03/XX/2023).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/XX/20/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   provided on 03/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2023).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/XX/20/2023)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/08: Final Closing Disclosure provided on 03/XX/2023 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure dated 03/XX/2023). (Final/XX/20/2023)
XXX       193421410 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination                                                                               1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   FL    11/XX/2022   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      guidelines (i.e. aggregator, seller). - EV2
XXX       193421739 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 AZ    6/XX/2005    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2
XXX       193421872 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 TN    6/XX/2006    Purchase      Investment  XXX        $XXX
XXX       193421122 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 IN    12/XX/1999   Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                                                                                                     *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2019/XX/04: It appears underdisclosure is due to difference in payment streams caused by MI dropping.
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/1999. - EV2
XXX       193420941 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MI    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
XXX       193421985 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.83173% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA
                                                      *** (CLEARED) Missing Document: Security Instrument - Subject Lien                                                                                 Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or 1.83173%). - EV2
                                                      not provided - EV1                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV1
                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                         *** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
XXX       193421868 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Income Docs Missing:: Borrower: XXX                      2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of    *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan B           B           Yes      No                   TX    12/XX/2015   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2021/XX/30: Borrower 2 verification for self-employment                XXX on Final Closing Disclosure provided on 12/XX/2015 not accurate. (Final/12/XX/2015) - EV2                                                                                                             Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX on Final Closing Disclosure provided on 12/XX/2015 not accurate.                                                                                                                                           SHQM         SHQM
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               was not provided.                                                               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     (Final/12/XX/2015)                                                                                                                                                                                                                                                           (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                                       (Final/12/XX/2015) - EV2                                                                                                                                                                                  COMMENT: 2021/XX/30: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual                                                                                                                                             Eligible)    Eligible)
                                                      *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465                                                                                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of     property taxes ($XXX), homeowner's insurance ($XXX) and mortgage insurance ($XXX) total $XXX per year. The mortgage insurance was
                                                      used for incorrect Subject property type.: Valuation Type:                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522) - EV2                                                                                                       excluded.
                                                      Appraisal / Valuation Report Date: 11/XX/2015 - EV2                                                                                                                                                                                                                                                                                                          *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2015)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/30: No evidence of early receipt was located in the file
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7522)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/30: No change of circumstance or tolerance cure provided.
XXX       193420896 XXX    XXX       3        3       *** (OPEN) Income Docs Missing: - EV3                              *** (OPEN) Income Docs Missing:                                     2           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                                                                                                                                                             B           B           Yes      Yes       Final HUD1 WI    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                         COMMENT: 2021/XX/06: The WVOE reflects Borrower's start date is                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        SHQM         SHQM
                                                                                                                         4/XX/2014.  However, on the same form there is 2013 income listed                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                         and a 2013 W2 from same company was provided.  A Letter of                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Eligible)    Eligible)
                                                                                                                         Explanation explaining discrepancy is missing.
XXX       193421058 XXX    XXX       3        3       *** (OPEN) Missing Document: Bankruptcy Documents not provided -   *** (OPEN) Missing Document: Bankruptcy Documents not provided      1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance                                                                                                                                            A           A           Yes      No                   WI    7/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      EV3                                                                COMMENT: 2022/XX/13: The file has a credit report verifying the                 of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                         discharge of the bankruptcy of 4 or more years ago. This meets the              *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX                                                                                                                                                                                                                                                                               (GSE/Agency  (GSE/Agency
                                                                                                                         DU condition.                                                                   exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
XXX       193421719 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List  B           B           Yes      No                   CA    4/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2                                                                                                                            was provided due to missing information.                                                                                                                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information. - EV2                    COMMENT: 2022/XX/13: The provided/ consent date for the list of homeowners counseling organization was not provided.                                                                                                                                                         (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420277 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 CT    11/XX/2014   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      Income Type: Wages / Start Date: 07/XX/2013 - EV3
XXX       193420050 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan    B           B           Yes      No                   FL    1/XX/2020    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              Terms: Final Closing Disclosure provided on 01/XX/2020 incorrectly disclosed whether the Principal and Interest Payment can change.
                                                                                                                                                                                                         *** (OPEN) Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.:   (Final/01/XX/2020)
                                                                                                                                                                                                         Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the      COMMENT: 2024/XX/15: Loan was changed from 30 years fixed to 40 year fixed 10 year interest only 01/XX/2020, final closing disclosure
                                                                                                                                                                                                         transaction. - EV2                                                                                                                                                                                        01/XX/2020  does not correctly disclose this change.
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Principal and Interest Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2020 incorrectly  *** (OPEN) TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing
                                                                                                                                                                                                         disclosed whether the Principal and Interest Payment can change. (Final/01/XX/2020) - EV2                                                                                                                 Disclosure provided on 01/XX/2020 did not disclose a Product Feature for a loan that contains a product feature. (Final/01/XX/2020)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2020 did not disclose a Product Feature COMMENT: 2024/XX/15: Loan was changed from 30 years fixed to 40 year fixed 10 year interest only 01/XX/2020, final closing disclosure
                                                                                                                                                                                                         for a loan that contains a product feature. (Final/01/XX/2020) - EV2                                                                                                                                      01/XX/2020  does not correctly disclose this change.
XXX       193420538 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2019/XX/03: Appraisal not provided                                     consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420332 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MI    8/XX/2003    Refinance     Primary     XXX        $XXX
XXX       193420768 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    10/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2001. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420806 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    LA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421514 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                                                                                                                                                                      B           B           No       Yes       Final HUD1 LA    7/XX/1993    Purchase      Primary     XXX        $XXX
                                                      provided - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420911 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CT    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2018/XX/21: Based on the loan approval/commitment contained in the loan file, the lender utilized an index value that is not
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to          available within the lookback period
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420287 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       193420781 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421053 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2018/XX/08: Appraisal not provided.                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
XXX       193421681 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    5/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420263 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MS    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/17: Unable to determine under disclosure due to the missing Itemization of Amount Financed.
XXX       193420804 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
XXX       193420472 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009. - EV2                                                                         COMMENT: 2018/XX/14: TIL itemization did not disclose a courier fee of $XXX as prepaid finance charge.
XXX       193422211 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           No       Yes       Final HUD1 NY    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3)
                                                                                                                                                                                                         days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
XXX       193421911 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    3/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193422207 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NJ    5/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193420167 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 SC    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193421916 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/15: Unable to determine source of variance due to missing Itemization of Amount Financed Disclosure.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421262 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NJ    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2021/XX/31: TIL Itemization  disclosed  settlement fee $ XXX  a prepaid charges , TIL Itemization  did not disclose  courier
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2 fee $XXX notice of settlement fee $XXX and Closing Protection Letter $XXX  and as prepaid charges, however, final HUD reflects
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2004, prior to three (3) business days settlement fee $ XXX  a prepaid charges.
                                                                                                                                                                                                         from transaction date of 01/XX/2004. - EV2
XXX       193421133 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 MS    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 04/XX/2006 - EV3                                                                                             *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/20: Under disclosure is due to the lender's TIL reflecting MI being in force for 1 month; however, based on the loan
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to          amount and appraised value the MI would be in force for 46 months.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420605 XXX    XXX       2                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CO    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      second position.: Lien Position: 1 - EV3                           COMMENT: 2024/XX/05: Appraisal not provided                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421687 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  NC    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                         *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                                                                        stamped
                                                                                                                                                                                                         information. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421824 XXX    XXX       3                *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  FL    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                      second position.: Lien Position: 1 - EV3                                                                                                           testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006                                                                                                                                                                                        stamped
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193421505 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 WA    10/XX/2005   Purchase      Investment  XXX        $XXX
XXX       193421603 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MO    8/XX/1999    Purchase      Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422062 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006                                                                                                                                             B           B           Yes      Yes       Final HUD1 CT    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  COMMENT: 2024/XX/10: Appraisal not provided                                     used as disbursement date for compliance testing. - EV2
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193421193 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MS    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     compliance testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 6/XX/2008 12:00:00 AM. - EV2
XXX       193420902 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not       *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NM    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan            COMMENT: 2024/XX/03: Appraisal not provided                                     consummation. A lookback was performed to determine this application date. - EV2
                                                      application.: Disclosure: FHA - Informed Consumer Choice                                                                                           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      Disclosure (Government Documents) - EV3                                                                                                            *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420483 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    TX    7/XX/2003    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420318 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    CA    10/XX/2003   Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421991 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MN    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2
XXX       193422045 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    COMMENT: 2023/XX/06: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193420191 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420470 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420907 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 LA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420391 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           Yes      Yes       Final HUD1 MI    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                         Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193421776 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 1           *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to   A           A           Yes      No                   NV    12/XX/2017   Purchase      Primary     XXX        $XXX                  UTD          Temporary
                                                      From Borrower. - EV3                                               Borrower.                                                                       *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      missing investor guideline qualifying total debt ratio.                                                                                                                                                                                                                                   HPQM
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2019/XX/10: File did not include documentation supporting              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    COMMENT: 2019/XX/08: QM/ATR testing due to loan not meeting DU requirements.                                                                                                                                                                                                              (GSE/Agency
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio   the cash to close.  All gift letters indicate gift funds were                   appropriate agency. - EV1                                                                                                                                                                                 *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one                                                                                                                                                   Eligible)
                                                      discrepancy. - EV1                                                 deposited into Account XXX, and those statements were not provided.             *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee   or more guideline components, the loan is at ATR risk.
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  There is also no documentation supporting the amount of the gift(s)             Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1                                                                               COMMENT: 2019/XX/08: Loan does not meet requirements of DU.
                                                      - EV1                                                              identified as  "provided at closing" in the gift letters.                       *** (CLEARED) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Risk. - EV1                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide
                                                                                                                         *** (CLEARED) AUS Findings: Investor qualifying total debt ratio                                                                                                                                                                                                                          evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              COMMENT: 2019/XX/08: The income calculation method used did not follow AUS or Agency guidelines regarding the use of a 2 year + YTD
                                                                                                                         COMMENT: 2019/XX/08: Calculated investor qualifying total debt                                                                                                                                                                                                                            average.  The resulting DTI exceeded the approved DTI.
                                                                                                                         ratio of 59.83234% exceeds AUS total debt ratio of 48.91000%.                                                                                                                                                                                                                             *** (CLEARED) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan
                                                                                                                         *** (CLEARED) AUS/Guideline Findings: All conditions were not met                                                                                                                                                                                                                         Designation is ATR Risk.
                                                                                                                         COMMENT: 2019/XX/08: Insufficient income documentation provided for                                                                                                                                                                                                                       COMMENT: 2019/XX/08: Loan designation was not provided.
                                                                                                                         continuance of SSI for 3 years as per DU.
XXX       193421821 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 KY    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420578 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    IL    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421999 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is     *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           Yes      No        Missing    WI    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3                                                                                                                                                                                         COMMENT: 2025/XX/04: Loan file does not contain any origination documentation.
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420801 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       193420096 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    IL    7/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       193421993 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2002    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MA    1/XX/2002    Purchase      UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed. Appears to be fee related
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421282 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MA    4/XX/1999    Purchase      UTD         XXX        $XXX
                                                      file. - EV3                                                        COMMENT: 2024/XX/15: Appraisal not provided                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/1999
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  used as disbursement date for compliance testing. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1999 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421757 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.94600% is               B           B           No       Yes       Final HUD1 NC    12/XX/1997   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1997    underdisclosed from calculated APR of 12.07866% outside of 0.125% tolerance.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/15: TIL itemization did not disclose an attorney's fee of $XXX and mailing fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.94600% is underdisclosed from calculated APR of 12.07866% outside of 0.125% tolerance. - calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       COMMENT: 2024/XX/15: TIL itemization did not disclose an attorney's fee of $XXX and mailing fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421962 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2021/XX/28: Appraisal not provided                                     *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420793 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 FL    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422049 XXX    XXX       3                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           Yes      Yes       HUD1, not  CA    8/XX/2008    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to                                                                                                                                                                                              stamped
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420746 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2021/XX/27: Appraisal not provided                                     *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA         COMMENT: 2021/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                   dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       193420064 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.                                                                                                                                           B           B           No       Yes       Final HUD1 IL    5/XX/2008    Purchase      Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan                                                                                            - EV2
                                                      application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not
                                                      provided - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193421494 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 FL    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     did not start as an ARM. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       193421539 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a                                                                                                                                             B           B           Yes      Yes       Final HUD1 MO    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
XXX       193420416 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    7/XX/2002    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420410 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NY    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193422175 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MO    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/25: Unable to determine the cause of the under disclosure due to missing Itemization of prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420426 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420866 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    IL    1/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    - EV3
                                                      not provided - EV3                                                                                                                                 *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420923 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      NY    10/XX/2002   Refinance     UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to                                                                                                                                                                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420918 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the         B           B           Yes      Yes       Final HUD1 VA    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                 COMMENT: 2022/XX/11: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
XXX       193421583 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the         B           B           No       Yes       Final HUD1 FL    3/XX/2008    Purchase      Primary     XXX        $XXX
                                                      signed by borrower.: Disclosure: FHA - Informed Consumer Choice                                                                                    *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance  borrower by closing.
                                                      Disclosure (Government Documents) - EV3                                                                                                            testing. - EV2                                                                                                                                                                                            COMMENT: 2022/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
XXX       193420484 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2022/XX/11: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421873 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 MD    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
XXX       193421928 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 RI    3/XX/2004    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421822 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type.  Prepay language states prepay will not exceed maximum permitted by           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         applicable law. - EV2                                                                                                                                                                                     COMMENT: 2024/XX/22: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420058 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       Final HUD1 WA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 7/XX/2008 12:00:00 AM. - EV2
                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
XXX       193422192 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       Final HUD1 MT    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     compliance testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 5/XX/2007 12:00:00 AM. - EV2
XXX       193421729 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 TX    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006    COMMENT: 2024/XX/21: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2024/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421613 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
XXX       193421674 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    9/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2008 used as disbursement date for compliance testing. - EV2
XXX       193421875 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 FL    3/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      Documents) - EV3                                                                                                                                   rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2010 which is 1 months prior to
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    consummation. A lookback was performed to determine this application date. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193421575 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           No       Yes       Final HUD1 FL    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2008    COMMENT: 2024/XX/24: TIL appears to be final but not signed nor initialed by borrower used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193420372 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    11/XX/2004   UTD           UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420428 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193421006 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    12/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/24: Under disclosure is due to TIL itemization reflecting Settlement/Closing cost as $XXX but Final HUD reflects $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to          And $XXX variance is due to payment stream.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420914 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007                                                                                                                                             B           B           Yes      Yes       Final HUD1 MA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
XXX       193420155 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       Yes       Final HUD1 HI    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   COMMENT: 2024/XX/17: Loan file does not contain any origination documentation.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421812 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    HI    9/XX/2007    UTD           UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421381 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                             D           D           Yes      No        Missing    NY    5/XX/2009    UTD           UTD         XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Documents) - EV3                                                                                                                                   unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    rate used for testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422040 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                             D           D           Yes      No        Missing    NY    5/XX/2008    UTD           UTD         XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Documents) - EV3                                                                                                                                   unreliable. - EV3
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        rate used for testing. - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421803 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                             D           D           No       No        Missing    FL    12/XX/2008   Purchase      UTD         XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Documents) - EV3                                                                                                                                   unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2008 used as disbursement date for
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420919 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NM    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                                                                                                     *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/28: TIL Itemization did not include a Settlement Fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420634 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.75000% is underdisclosed from calculated APR of 6.05961% outside of 0.125% tolerance. -   COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421530 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                         (H-8 Form was used and property is in the 3rd circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193421012 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
XXX       193420165 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TN    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 7/XX/2006 12:00:00 AM. - EV2
XXX       193422006 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NJ    9/XX/2006    Refinance     Primary     XXX        $XXX
XXX       193420534 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193422161 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   COMMENT: 2024/XX/24: The index the Lender used at origination was not provided in the file. The only index value available in the
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004    lookback period is 1.595% and results in a higher payment for the final payment stream than was disclosed on the Final TIL.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420396 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MA    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 3%. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Balloon Amount Due on Final HUD-1 Inaccurate: RESPA (2010): Balloon amount due on Final HUD-1 does not match actual balloon amount. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Balloon Amount Due on GFE Inaccurate: RESPA (2010): Balloon amount due on GFE does not match actual balloon amount. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420303 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421607 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    NY    9/XX/1998    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421670 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    3/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421779 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of            COMMENT: 2024/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed application. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 5/XX/2004 12:00:00 AM. - EV2
XXX       193421524 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007                                                                                                                                             B           B           No       Yes       Final HUD1 PA    9/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
XXX       193421996 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    IL    7/XX/2006    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421532 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NJ    4/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421026 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2004                                                                                                                                             B           B           No       Yes       Final HUD1 NY    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420974 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MA    4/XX/2007    Purchase      Investment  XXX        $XXX
XXX       193420463 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421998 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420454 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2007                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193422066 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    11/XX/2010   Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422059 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    8/XX/2011    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420052 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    2/XX/2012    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2012 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422091 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 MS    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421762 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MD    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2024/XX/25: Appraisal not provided                                     *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Interest and Usury Prepayment Penalty: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 4/XX/2008 12:00:00 AM. - EV2
XXX       193421135 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 KY    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420796 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    SC    7/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420872 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 TX    3/XX/2006    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006    COMMENT: 2024/XX/25: TIL appears to be final but not signed nor initialed by borrower.
                                                      Documents) - EV3                                                                                                                                   used as disbursement date for compliance testing. - EV2                                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                      provided - EV3                                                                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.  COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    - EV2                                                                                                                                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2024/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       193421136 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 WV    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) West Virginia Prepay Penalty: West Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Impermissible Prepayment Penalty): West Virginia Residential Mortgage Lender, Broker and Servicer Act:  Mortgage loan contains an impermissible prepayment penalty. - EV2
XXX       193421243 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 IL    4/XX/2006    Purchase      UTD         XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420561 XXX    XXX       2                *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    4/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                         COMMENT: 2024/XX/24: Appraisal not provided                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/24: itemizations disclose Closing/Escrow only $XXX as prepaid finance charge in HUD settlement charge is $XXX
XXX       193421572 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2007    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PA    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420684 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                       B           B           Yes      Yes       Final HUD1 CT    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193422160 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    NY    4/XX/2013    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421236 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                             D           D           Yes      No        Missing    CT    12/XX/2003   UTD           UTD         XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is
                                                      Documents) - EV3                                                                                                                                   unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421773 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193421578 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the         B           B           Yes      Yes       Final HUD1 CA    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2024/XX/26: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2                                 borrower so cannot confirm when borrower received the TIL
XXX       193420141 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 PA    9/XX/2005    Refinance     Primary     XXX        $XXX
XXX       193421406 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  LA    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003                                                                                                                                                                                        stamped
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420821 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PA    1/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to          COMMENT: 2024/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421521 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006    COMMENT: 2024/XX/26: The index the Lender used at origination was not provided in the file. The lowest index value available in the look
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   back period is 3.884%.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.61200% is underdisclosed from calculated APR of 8.25648% outside of 0.250% tolerance. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 8/XX/2006 12:00:00 AM. - EV2
XXX       193422093 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 ME    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420955 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 SC    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193420985 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NJ    11/XX/2007   Refinance     Primary     XXX        $XXX
XXX       193421591 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                        2           *** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      not provided - EV3
XXX       193420520 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. -                                                                                                                                          B           B           Yes      Yes       Final HUD1 NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421463 XXX    XXX       1                *** (OPEN) Note is not on a FNMA/FHLMC form and may not contain                                                                        1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 SC    6/XX/1998    Refinance     Primary     XXX        $XXX
                                                      standard legal language. - EV2
XXX       193420771 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.  *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                             D           D           No       No        Missing    NY    3/XX/1994    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                     COMMENT: 2018/XX/26: 5% late charge exceeds 2% maximum per the state of New York.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1994 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
XXX       193421800 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    6/XX/2005    Refinance     Primary     XXX        $XXX
XXX       193421796 XXX    XXX       2                *** (OPEN) Aged document: Primary Valuation is older than          *** (OPEN) Aged document: Primary Valuation is older than           2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, B           B           Yes      Yes       Final HUD1 NY    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      guidelines permit: Valuation Type: Appraisal / Valuation Report    guidelines permit: Valuation Type: Appraisal / Valuation Report                 *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              not provided to the borrower.
                                                      Date: 07/XX/2004 - EV3                                             Date: 07/XX/2004                                                                                                                                                                                                                                                                          COMMENT: 2018/XX/28: The CHARM Handbook was missing from the loan file for review and validation.
                                                                                                                         COMMENT: 2018/XX/28: The appraisal is stale dated and there was not re-certification of value within the loan case file located.
XXX       193420186 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 SC    10/XX/2002   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420563 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 TN    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420084 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    TN    10/XX/2008   Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422164 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 NY    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
XXX       193420657 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193421500 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 SC    7/XX/2007    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2
XXX       193421602 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
XXX       193421085 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       HELOC      SC    11/XX/2005   UTD           Investment  XXX        $XXX
                                                      file. - EV3                                                        file.                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2019/XX/02: File does not contain either Preliminary or                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                         Final Title                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421971 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           No       No        HELOC      NJ    9/XX/2007    Refinance     Investment  XXX        $XXX
                                                      file. - EV3                                                        file.                                                                           testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2019/XX/07: File does not contain either Preliminary or                *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                         Final Title.                                                                    *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
XXX       193421700 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TN    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420329 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 CA    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       193420497 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2                                                                                                        *** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.                                             B           B           Yes      Yes       Final HUD1 NY    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     COMMENT: 2019/XX/26: 5% late charge exceeds 2% maximum allowed by state (NY)
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193422200 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NJ    7/XX/2006    Refinance     Investment  XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2 not provided - EV3
XXX       193420430 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421016 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        file.                                                                           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2019/XX/23: File does not contain either Preliminary or                *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for compliance
                                                                                                                         Final Title                                                                     testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       193421207 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421102 XXX              3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                          B           B           Yes      No                   TX    11/XX/2019   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/06: Right of Rescission Disclosure is missing from file.                                                                                                                                                                                                    QM           QM
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  COMMENT: 2024/XX/06: The property is located in FEMA Disaster area.             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off
                                                      - EV3                                                              Provide a post-disaster inspection verifying there was no damage.               *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2                         which may impact high cost findings.
                                                      *** (OPEN) Due diligence review based on non-origination           The inspection must include exterior photos and the property must               *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership           COMMENT: 2024/XX/06: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                      guidelines (i.e. aggregator, seller). - EV2                        be re-inspected on or after XX/XX/XXXX declared end date.                       Counseling Organizations not provided to applicant within three (3) business days of application. - EV2                                                                                                   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA
                                                                                                                         *** (OPEN) Missing Document: Hazard Insurance Policy not provided               *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business
                                                                                                                         COMMENT: 2024/XX/06: Hazard Insurance policy before note date                   plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        days of application.
                                                                                                                         document is not provided.                                                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: The file was missing proof the disclosure was provided to the borrower(s) within 3 days of the application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/06: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
XXX       193420898 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   TX    9/XX/2018    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      From Borrower. - EV3                                               Borrower.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              QM           QM
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    COMMENT: 2024/XX/06: Documented qualifying Assets for Closing of
                                                      Sign Consent Agreement - EV3                                       $XXX is less than Cash From Borrower $XXX. Please provide addition
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          asset document to cover closing requirement.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                Consent Agreement
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  COMMENT: 2024/XX/06: The file is missing copy of signed E-Sign
                                                      - EV3                                                              Consent Agreement.
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) FEMA Disaster Issue: The most recent valuation
                                                      guidelines (i.e. aggregator, seller). - EV2                        inspection is dated prior to the most recent FEMA disaster.
                                                                                                                         COMMENT: 2024/XX/06: The property is located in the FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.
                                                                                                                         *** (OPEN) Missing Document: AUS not provided
                                                                                                                         COMMENT: 2024/XX/06: The file is missing copy of AUS.
                                                                                                                         *** (OPEN) Missing Document: Hazard Insurance Policy not provided
                                                                                                                         COMMENT: 2024/XX/06: The file is missing copy of hazard insurance.
XXX       193420194 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   TX    6/XX/2021    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      From Borrower. - EV3                                               Borrower.
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    COMMENT: 2024/XX/06: Documented qualifying Assets for Closing of
                                                      Sign Consent Agreement - EV3                                       $XXX is less than Cash From Borrower $XXX. No assets documents in
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          file.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign
                                                      *** (OPEN) Guideline Requirement: Amortization term discrepancy. - Consent Agreement
                                                      EV3                                                                COMMENT: 2024/XX/06: E-sign Consent Agreement is missing in file.
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            *** (OPEN) FEMA Disaster Issue: The most recent valuation
                                                      discrepancy. - EV3                                                 inspection is dated prior to the most recent FEMA disaster.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               COMMENT: 2024/XX/06: The property is located in FEMA Disaster area.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  Provide a post-disaster inspection verifying there was no damage.
                                                      - EV3                                                              The inspection must include exterior photos and the property must
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  be re-inspected on or after XX/XX/XXXX declared end date.
                                                      - EV3                                                              *** (OPEN) Guideline Requirement: Amortization term discrepancy.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2024/XX/16: Note amortization term of 240 does not match
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien    Guideline amortization term of 120.
                                                      not provided - EV3                                                 *** (OPEN) Guideline Requirement: PITIA reserves months
                                                      *** (OPEN) Due diligence review based on non-origination           discrepancy.
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/06: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.
                                                                                                                         *** (OPEN) Income Docs Missing:: Borrower: XXX
                                                                                                                         COMMENT: 2024/XX/06: Income documents are missing in file.
                                                                                                                         *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                                                                                         COMMENT: 2024/XX/06: File is missing a copy of Initial Rate Lock
                                                                                                                         Date document.
                                                                                                                         *** (OPEN) Missing Document: Hazard Insurance Policy not provided
                                                                                                                         COMMENT: 2024/XX/06: Hazard Insurance Policy is missing in file.
                                                                                                                         *** (OPEN) Missing Document: Missing Final 1003
                                                                                                                         COMMENT: 2024/XX/06: Final 1003 is missing in file.
                                                                                                                         *** (OPEN) Missing Document: Security Instrument - Subject Lien not
                                                                                                                         provided
                                                                                                                         COMMENT: 2024/XX/06: Security Instrument is missing in file.
XXX       193420297 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.                          B           B           Yes      No                   TX    11/XX/2018   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed an Amount Financed         COMMENT: 2024/XX/06: The file was missing a copy of Notice of Right to Cancel document.                                                                                                                                                                                      QM           QM
                                                      *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. COMMENT: 2024/XX/06: The property is located in FEMA Disaster area.             disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                      - EV3                                                              Provide a post-disaster inspection verifying there was no damage.               Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           Disclosure provided on 11/XX/2018 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  The inspection must include exterior photos and the property must               Disclosure dated 11/XX/2018). (Final/11/XX/2018) - EV2                                                                                                                                                    the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                      - EV3                                                              be re-inspected on or after XX/XX/XXXX declared end date.                       *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate Finance Charge on  accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.              page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which Charge calculations are based on Closing Disclosure dated 11/XX/2018). (Final/11/XX/2018)
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/06: Note loan amount of $XXX is less than                      exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2018). (Final/11/XX/2018) - EV2                                                COMMENT: 2024/XX/06: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount
                                                                                                                         Guideline minimum loan amount of $XXX.                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    Financed of $XXX
                                                                                                                         *** (OPEN) Missing Document: Hazard Insurance Policy not provided               exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                         COMMENT: 2024/XX/06: Hazard Insurance policy is missing.                                                                                                                                                                                                                                  provided on 11/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                                                                                         (i.e. aggregator, seller).                                                                                                                                                                                                                                                                exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2018).
                                                                                                                         COMMENT: 2024/XX/06: Deal setting indicate origination guidelines                                                                                                                                                                                                                         (Final/11/XX/2018)
                                                                                                                         were not available for this review.                                                                                                                                                                                                                                                       COMMENT: 2024/XX/06: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount
                                                                                                                                                                                                                                                                                                                                                                                                                   Financed of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/06: Loan Origination Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File
                                                                                                                                                                                                                                                                                                                                                                                                                   does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to
                                                                                                                                                                                                                                                                                                                                                                                                                   include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
XXX       193421736 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   TX    4/XX/2017    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         QM           QM
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  COMMENT: 2024/XX/06: The property is located in FEMA Disaster area.             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     (Type:Primary/03/XX/2017)
                                                      - EV3                                                              Provide a post-disaster inspection verifying there was no damage.                                                                                                                                                                                                                         COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.
                                                      *** (OPEN) Due diligence review based on non-origination           The inspection must include exterior photos and the property must                                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
                                                      guidelines (i.e. aggregator, seller). - EV2                        be re-inspected on or after XX/XX/XXXX declared end date.                                                                                                                                                                                                                                 COMMENT: 2024/XX/06: Notice of Right to Cancel was not provided.
                                                                                                                         *** (OPEN) Missing Document: Hazard Insurance Policy not provided
                                                                                                                         COMMENT: 2024/XX/06: HOI Policy not provided in the file.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/06: Origination guidelines were not provided for this review.
XXX       193420860 XXX    XXX       3        3       *** (OPEN) Borrower has been on current job less than 2 years, and *** (OPEN) Borrower has been on current job less than 2 years, and  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   WA    7/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      prior employment history was not documented as required.:          prior employment history was not documented as required.: Borrower:             three (3) business days prior to consummation. (Type:Primary/07/XX/2019) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages  XXX // Employment Type: Employment / Income Type: Wages / Start                 *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2019 not received by borrower at least four (4) business days      (Type:Primary/07/XX/2019)
                                                      / Start Date: 12/XX/2018 - EV3                                     Date: 12/XX/2018                                                                prior to closing. (Interim/07/XX/2019) - EV2                                                                                                                                                              COMMENT: 2024/XX/04: Verification appraisal was delivered to borrower was not provided.
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2024/XX/09: Borrower has been on current job less than 2               *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on
                                                      discrepancy. - EV3                                                 years, and prior employment history was not documented as required.             *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      07/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2019)
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value                        *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   COMMENT: 2024/XX/04: Evidence of earlier borrower receipt was not found in file.
                                                      *** (OPEN) Due diligence review based on non-origination           discrepancy.                                                                    of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/04: Calculated combined loan to value percentage                                                                                                                                                                                                                         not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          of 93.25843% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       COMMENT: 2024/XX/19: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                      discrepancy. - EV2                                                 90.00000%.                                                                                                                                                                                                                                                                                *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              or more guideline components, the loan is at ATR risk.
                                                                                                                         COMMENT: 2024/XX/04: Calculated loan to value percentage of                                                                                                                                                                                                                               COMMENT: 2024/XX/19: Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                         93.25843% exceeds Guideline loan to value percentage of 90.00000%.                                                                                                                                                                                                                        *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the
                                                                                                                         (i.e. aggregator, seller).                                                                                                                                                                                                                                                                borrower at Closing. (0)
                                                                                                                         COMMENT: 2024/XX/04: Deal settings indicate origination guidelines                                                                                                                                                                                                                        COMMENT: 2024/XX/09: Sufficient or excess cure was provided to the borrower at Closing.
                                                                                                                         are not available for this review.
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2024/XX/19: Calculated PITIA months reserves of 0.41 is less than Guideline PITIA months reserves of 3.00.
XXX       193420667 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Due diligence review based on non-origination guidelines 2           *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2023 did not disclose the mortgage *** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final        B           B           Yes      No                   FL    2/XX/2023    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV2                        (i.e. aggregator, seller).                                                      insurance payment for payment stream 2. (ProjSeq:2/2560008) - EV2                                                                                                                                         Closing Disclosure provided on 02/XX/2023 did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/2560008)
                                                                                                                         COMMENT: 2024/XX/04: Deal settings indicate origination guidelines                                                                                                                                                                                                                        COMMENT: 2024/XX/04: Final Closing Disclosure provided on 02/XX/2023 did not disclose the mortgage insurance payment for payment stream are not available
XXX       193420176 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an Amount Financed         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing       B           B           Yes      No                   FL    9/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       Disclosure provided on 09/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in
                                                      *** (OPEN) FEMA Disaster Issue: The subject property is located in COMMENT: 2024/XX/04: The property is located in FEMA Disaster area.             Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                      a FEMA disaster that does not have a declared end date. - EV3      Provide a post-disaster inspection verifying there was no damage.               Disclosure dated 09/XX/2022). (Final/09/XX/2022) - EV2                                                                                                                                                    accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           The inspection must include exterior photos and the property must               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Finance Charge on  Charge calculations are based on Closing Disclosure dated 09/XX/2022). (Final/09/XX/2022)
                                                      discrepancy. - EV3                                                 be re-inspected on or after XX/XX/XXXX declared end date.                       page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which COMMENT: 2024/XX/04: Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an Amount Financed disclosed an
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: The subject property is located in              exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2022). (Final/09/XX/2022) - EV2                                                inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated
                                                      *** (WAIVED) Available for Closing is insufficient to cover Cash   a FEMA disaster that does not have a declared end date.                         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be
                                                      From Borrower. - EV2                                               COMMENT: 2024/XX/16: The subject property is located in a FEMA                  *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated
                                                      *** (OPEN) Due diligence review based on non-origination           disaster area that does not have a declared end date.  The                      *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on        09/XX/2022
                                                      guidelines (i.e. aggregator, seller). - EV2                        appraisal was performed after the FEMA declaration start date but               09/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/09/XX/2022) - EV1                                                                      *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          prior to the declared end date.                                                                                                                                                                                                                                                           provided on 09/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The
                                                      discrepancy. - EV2                                                 *** (OPEN) Guideline Requirement: Combined loan to value                                                                                                                                                                                                                                  disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2022).
                                                                                                                         COMMENT: 2024/XX/04: Calculated combined loan to value percentage                                                                                                                                                                                                                         (Final/09/XX/2022)
                                                                                                                         of 95.00000% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       COMMENT: 2024/XX/04: Loan Calculations: Final Closing Disclosure provided on 09/XX/2022 disclosed an inaccurate Finance Charge on page 5
                                                                                                                         90.00000%.                                                                                                                                                                                                                                                                                that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge
                                                                                                                         COMMENT: 2024/XX/04: Calculated loan to value percentage of                                                                                                                                                                                                                               calculation are based on Closing Disclosure dated 09/XX/202
                                                                                                                         95.00000% exceeds Guideline loan to value percentage of 90.00000%.                                                                                                                                                                                                                        *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                                                                                         *** (WAIVED) Available for Closing is insufficient to cover Cash                                                                                                                                                                                                                          not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         From Borrower.                                                                                                                                                                                                                                                                            COMMENT: 2024/XX/19: Due to reserve requirement
                                                                                                                         COMMENT: 2024/XX/19: Documented qualifying Assets for Closing of                                                                                                                                                                                                                          *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         $XXX is less than Cash From Borrower $XXX.                                                                                                                                                                                                                                                or more guideline components, the loan is at ATR risk.
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                 COMMENT: 2024/XX/19: Due to reserve requirement
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              *** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated
                                                                                                                         COMMENT: 2024/XX/19: Calculated PITIA months reserves of 0.00 is                                                                                                                                                                                                                          Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 disclosed the Monthly Escrow Payment that does not match
                                                                                                                         less than Guideline PITIA months reserves of 3.00.                                                                                                                                                                                                                                        the actual escrow payment for the loan. (Final/09/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/04: Loan Disclosures: Final Closing Disclosure provided on 09/XX/2022 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.
XXX       193421177 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   FL    8/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                      *** (OPEN) FEMA Disaster Issue: The subject property is located in COMMENT: 2024/XX/05: The property is located in FEMA Disaster area.
                                                      a FEMA disaster that does not have a declared end date. - EV3      Provide a post-disaster inspection verifying there was no damage.
                                                      *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. The inspection must include exterior photos and the property must
                                                      - EV3                                                              be re-inspected on or after XX/XX/XXXX declared end date.
                                                      *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/05: Guideline requirement for minimum loan amount is $XXX and taken amount is lesser than.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/05: Deal setting indicate origination guidelines were not available for this review.
XXX       193420081 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   WI    9/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    three (3) business days prior to consummation. (Type:Primary/09/XX/2021) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/04: Calculated combined loan to value percentage                                                                                                                                                                                                                         (Type:Primary/09/XX/2021)
                                                      *** (OPEN) Due diligence review based on non-origination           of 95.00000% exceeds Guideline combined loan to value percentage of                                                                                                                                                                                                                       COMMENT: 2024/XX/04: Verification appraisal was delivered to borrower was not provided.
                                                      guidelines (i.e. aggregator, seller). - EV2                        90.00000%.
                                                                                                                         *** (OPEN) Guideline Requirement: Loan to value discrepancy.
                                                                                                                         COMMENT: 2024/XX/04: Calculated loan to value percentage of
                                                                                                                         95.00000% exceeds Guideline loan to value percentage of 90.00000%
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/04: Deal settings indicate origination guidelines are not available for this review.
XXX       193422037 XXX    XXX       3        3       *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Final Title Policy is missing. No evidence of title in   2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   AZ    5/XX/2021    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      file. - EV3                                                        file.                                                                           three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         QM (APOR)    QM (APOR)
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3  COMMENT: 2024/XX/06: The file was missing a copy of Title policy.               *** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2021,  Most       (Type:Primary/05/XX/2021)
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  *** (OPEN) Missing Document: Flood Certificate not provided                     Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX XXX/S-Corp) - EV2                                                                                                             COMMENT: 2024/XX/06: Verification appraisal was delivered to borrower was not provided.
                                                      - EV3                                                              COMMENT: 2024/XX/06: The file was missing a copy of Flood                       *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    *** (OPEN) Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   Certificate.                                                                    plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        are not the most recent. Application Date 04/XX/2021,  Most Recent Tax Return End Date 12/XX/2019, Tax Return Due Date 03/XX/2021. (XXX
                                                      not provided - EV3                                                 *** (OPEN) Missing Document: Hazard Insurance Policy not provided                                                                                                                                                                                                                         XXX/S-Corp)
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/06: The file was missing a copy of HOI policy.                                                                                                                                                                                                                           COMMENT: 2024/XX/06: The file was missing a copy of recent tax returns.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Missing Document: Purchase Agreement / Sales Contract                                                                                                                                                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                         not provided                                                                                                                                                                                                                                                                              Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                                                                                         COMMENT: 2024/XX/06: The file was missing a copy of Purchase                                                                                                                                                                                                                              borrower. (0)
                                                                                                                         Agreement.                                                                                                                                                                                                                                                                                COMMENT: 2024/XX/06: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       or no cure was provided to the borrower.
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/06: Deal settings indicate origination guidelines were not available for this review.
XXX       193421988 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within     B           B           Yes      No                   IL    6/XX/2019    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          three (3) days of application.                                                                                                                                                                                                                                               QM
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/06: Calculated combined loan to value percentage               Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         COMMENT: 2024/XX/06: ARM loan program disclosure not provided to the borrower within three (3) days of application.
                                                      *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy. of 95.00000% exceeds Guideline combined loan to value percentage of             *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR      *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan
                                                      - EV3                                                              90.00000%                                                                       payment calculation methods under 1026.43(c)(5). - EV2                                                                                                                                                    Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      *** (WAIVED) Available for Closing is insufficient to cover Cash   *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    *** (WAIVED) General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 50.34%           QM.
                                                      From Borrower. - EV2                                               COMMENT: 2024/XX/06: Calculated loan to value percentage of                     moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2                                                                           COMMENT: 2024/XX/24: Loan redesignated to Non-QM. Exception cleared.
                                                      *** (OPEN) Due diligence review based on non-origination           95.00000% exceeds Guideline loan to value percentage of 90.00000%.              *** (OPEN) TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed *** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Guideline Requirement: Minimum Loan Amount discrepancy.              the Subsequent Changes period according to the disclosed Loan Product. (Final/06/XX/2019) - EV2                                                                                                           Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                         COMMENT: 2024/XX/06: Note loan amount of $XXX is less than                      *** (OPEN) TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2019 disclosed a First       COMMENT: 2024/XX/06: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
                                                                                                                         Guideline minimum loan amount of $XXX.                                          Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/06/XX/2019) - EV2                                                                                   *** (WAIVED) General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI
                                                                                                                         *** (WAIVED) Available for Closing is insufficient to cover Cash                *** (OPEN) TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2019 did not disclose    calculated in accordance with the 1026.43(c)(5) of 50.34% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible
                                                                                                                         From Borrower.                                                                  whether the loan contains Interest Only Payments. (Final/06/XX/2019) - EV2                                                                                                                                to be regraded with compensating factors.)
                                                                                                                         COMMENT: 2024/XX/19: Documented qualifying Assets for Closing of                *** (OPEN) TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2019 disclosed a Maximum       COMMENT: 2024/XX/24: The DTI calculated in accordance with the 1026.43(c)(5) of 50.34% moderately exceeds the guideline maximum of
                                                                                                                         $XXX is less than Cash From Borrower $XXX.                                      Payment amount and period that does not match the actual terms for the loan. (Final/06/XX/2019) - EV2                                                                                                     50.00%.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines             *** (OPEN) TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2019 disclosed a       *** (OPEN) TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table:
                                                                                                                         (i.e. aggregator, seller).                                                      Subsequent Changes period that does not match the actual terms for the loan. (Final/06/XX/2019) - EV2                                                                                                     Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan
                                                                                                                         COMMENT: 2024/XX/06: Deal settings indicate origination guidelines              *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         Product. (Final/06/XX/2019)
                                                                                                                         are not available for this review.                                              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     COMMENT: 2024/XX/06: Final Closing Disclosure provided on 06/XX/2019 incorrectly disclosed the Subsequent Changes period according to
                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    the disclosed Loan Product. Adjustable payment table not provided on page 4 of final cd
                                                                                                                                                                                                         appropriate agency. - EV1                                                                                                                                                                                 *** (OPEN) TRID Final Closing Disclosure AP Table First Change Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final
                                                                                                                                                                                                         *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14140673) - EV1                                                                   Closing Disclosure provided on 06/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/06: Final Closing Disclosure provided on 06/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. Adjustable payment table not provided on page 4 of final cd
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table:
                                                                                                                                                                                                                                                                                                                                                                                                                   Final Closing Disclosure provided on 06/XX/2019 did not disclose whether the loan contains Interest Only Payments. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/06: Final Closing Disclosure provided on 06/XX/2019 did not disclose whether the loan contains Interest Only Payments.
                                                                                                                                                                                                                                                                                                                                                                                                               Adjustable payment table not provided on page 4 of final cd
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final
                                                                                                                                                                                                                                                                                                                                                                                                                   Closing Disclosure provided on 06/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/06: Final Closing Disclosure provided on 06/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. Adjustable payment table not provided on page 4 of final cd
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure AP Table Subsequent Changes Test: TILA-RESPA Integrated Disclosure - Adjustable Payment Table:
                                                                                                                                                                                                                                                                                                                                                                                                                   Final Closing Disclosure provided on 06/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/06/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/06: Final Closing Disclosure provided on 06/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan. Adjustable payment table not provided on page 4 of final cd
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/24: Loan redesignated to Non-QM.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                                                                                                                                                                                                                                                                                                                   does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/24: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/24: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/14140673)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/24: Employment history requirement not met.
XXX       193421216 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 PR    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2003
                                                      not provided - EV3                                                                                                                                 used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2 does not contain the following clauses: - EV2
XXX       193421686 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 3/XX/2003 12:00:00 AM. - EV2
XXX       193421914 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421523 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PR    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421950 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    12/XX/1991   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1991    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/27: TIL itemization did not disclose an attorney fee of $XXX and amortization schedule fee of $XXX as prepaid finance
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         charges.
                                                                                                                                                                                                         *** (OPEN) Puerto Rico Prepayment Penalty: Puerto Rico Prepayment Penalty: Maximum penalty allowed per state is 3%, 2%, 2%, 1%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 6.00000%,
                                                                                                                                                                                                         6.00000%, 6.00000%, 6.00000%, 6.00000%, which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193420722 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/26: TIL Itemization disclosed lump sum prepaid finance charges in the amount of $XXX  however, Final HUD reflects $XXX
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         in prepaid finance charges.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
XXX       193421717 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    6/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/26: TIL itemization did not disclose Recording Service fee $XXX and tax Service Fee of $XXX as prepaid finance charge."
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421878 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/27: Itemization did not disclose $XXX Attorney Fee,$XXX of Flood (Life of Loan) as prepaid finance charges.
XXX       193420044 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PR    5/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193421946 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    9/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/02: Unable to determine under disclosure due to missing TIL itemization of amount financed.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420370 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 PR    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
XXX       193420606 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2024/XX/02: TIL itemization did not disclose an Attorney fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193421101 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421768 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
XXX       193420786 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003    COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420979 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           Yes      No        Missing    PR    2/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421846 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.46980% is underdisclosed from calculated APR of 9.65075% outside of 0.125% tolerance. -   *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.46980% is underdisclosed B           B           Yes      Yes       Final HUD1 PR    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       from calculated APR of 9.65075% outside of 0.125% tolerance.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/31: TIL itemization did not disclose Attorney's fee of $XXX and Flood Certification fee of $XXX and  CRIM fee of $XXX
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.23026% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a    as prepaid finance charge.
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.23026%). - EV2                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        COMMENT: 2024/XX/31: TIL itemization did not disclose Attorney's fee of $XXX and Flood Certification fee of $XXX and  CRIM fee of $XXX
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             as prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2000 which is 1 months prior to          *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
XXX       193421239 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1996    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    10/XX/1996   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed
XXX       193421900 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1995    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    8/XX/1995    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/08: Under disclosure caused by MI drop off. Audit reflects MI for 147 months however Lender TIL reflects MI for 34
                                                      does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                months.
XXX       193420471 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    12/XX/2006   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/07: TIL itemization did not disclose Notary fee of $XXX and Presentation of deeds fee of $XXX as prepaid finance
                                                      does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                charges. There is a Seller credit on page one of HUD for $XXX which is not itemized therefore excluded.
XXX       193420346 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2000 used as disbursement date for compliance testing. - EV2    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    10/XX/2000   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2000, prior to three (3) business days from transaction date of 10/XX/2000 12:00:00 AM. - EV2
XXX       193421020 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is                                                                                                                                              D           D           No       No        Missing    PR    6/XX/1991    UTD           UTD         XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     unreliable. - EV3
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1991 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422019 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    4/XX/2000    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420362 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.50010% is underdisclosed B           B           Yes      Yes       Final HUD1 PR    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             from calculated APR of 9.92823% outside of 0.125% tolerance.
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.50010% is underdisclosed from calculated APR of 9.92823% outside of 0.125% tolerance. -   COMMENT: 2024/XX/25: Itemization did not disclose $XXX Attorney Fee, $XXX Escrow 5 BPPR Fee, $XXX Flood Cert, $XXX CRIM and $XXX
                                                                                                                                                                                                         EV2                                                                                                                                                                                                       Cancellation Fee as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.05654% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .05654%). - EV2                                                                                                        COMMENT: 2024/XX/25: Itemization did not disclose $XXX Attorney Fee, $XXX Escrow 5 BPPR Fee, $XXX Flood Cert, $XXX CRIM and $XXX
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             Cancellation Fee as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2                                                                                                                                                      COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
XXX       193421558 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/26: TIL itemization did not disclose CRIM $XXX , Cancellation fee $XXX and Flood Certificate $XXX as perpaid finance
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         charge.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
XXX       193421399 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
                                                      the standard Due on Sale clause. - EV2                                                                                                             *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421483 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2000                                                                                                                                             B           B           No       Yes       Final HUD1 PR    3/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193420291 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2001    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2001    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
XXX       193420846 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/27: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.02083% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a    *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.02083%). - EV2                                                                                                       COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421814 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    6/XX/2006    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             COMMENT: 2024/XX/19: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
XXX       193421759 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             COMMENT: 2024/XX/19: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
XXX       193420227 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             COMMENT: 2024/XX/22: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
XXX       193420791 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/27: TIL itemization did not disclose an Attorney fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193421018 XXX    XXX       2                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                               2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/13: Itemization did not disclose $XXX Affidavit, $XXX Flood Cert, $XXX Tax cert. $XXX Presentation fees are repaid
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2           finance charges.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                         *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                         *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       193421585 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2002                                                                                                                                             B           B           No       Yes       Final HUD1 PR    8/XX/2002    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  used as disbursement date for compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     consummation. A lookback was performed to determine this application date. - EV2 does not contain the following clauses: - EV2
XXX       193420754 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2003                                                                                                                                             B           B           No       Yes       Final HUD1 PR    2/XX/2003    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     used as disbursement date for compliance testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421220 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.22312% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a    fee related.
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.22312%). - EV2                                                                                                       *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421858 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/27: TIL itemization did not disclose Attorney' fee of $XXX and Flood Certification fee of $XXX and $XXX  as prepaid finance charge
XXX       193421972 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                                                                                            *** (OPEN) Missing Document: HUD-1 Addendum not provided                                                                                 D           D           Yes      Yes       Final HUD1 PR    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 COMMENT: 2024/XX/29: HUD line 1510 reflects "Debt to be cancel - See addendum" but the addendum was not located.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/29: TIL Itemization did not disclose Loan Attorney's Fee of $XXX, Flood Certification (Life of Loan) of $XXX  as
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421650 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    10/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         compliance testing. - EV2                                                                                                                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193420662 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/1998                                                                                                                                             B           B           No       Yes       Final HUD1 PR    7/XX/1998    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  used as disbursement date for compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1998 which is 1 months prior to
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     consummation. A lookback was performed to determine this application date. - EV2 does not contain the following clauses: - EV2
XXX       193421242 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Other Compliance Exception (Manual Add) - EV3                                                                                                                                                  *** (OPEN) Other Compliance Exception (Manual Add)                                                                                       C           C           No       Yes       Final HUD1 PR    1/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/05: Note date 01/XX/2006 appears to be typo, should be 01/XX/2007.
XXX       193420412 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PR    8/XX/2008    Refinance     Investment  XXX        $XXX
XXX       193420066 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to          COMMENT: 2024/XX/28: Finance charge under disclosure is due to mismatch in fees between TIL Itemization and HUD-1 consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420545 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/1996    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    8/XX/1996    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed
XXX       193420316 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/1998                                                                                                                                             B           B           No       Yes       Final HUD1 PR    3/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193420045 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1998                                                                                                                                             B           B           No       Yes       Final HUD1 PR    11/XX/1998   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193421299 XXX    XXX       2                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                               2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       Yes       Final HUD1 PR    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                         *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                         *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
                                                                                                                                                                                                         *** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1
                                                                                                                                                                                                         *** (CLEARED) Subject to Rescission: Loan is subject to Rescission. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                         *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       193420200 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004                                                                                                                                             B           B           No       Yes       Final HUD1 PR    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193420590 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2003                                                                                                                                             B           B           No       Yes       Final HUD1 PR    8/XX/2003    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193420759 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       Yes       Final HUD1 PR    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421855 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420256 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193420108 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421834 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The                                                                                                                                          B           B           Yes      Yes       Final HUD1 PR    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421062 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PR    5/XX/2008    Purchase      Investment  XXX        $XXX
XXX       193420551 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/29: TIL itemization did not disclose Attorney's Fee (Closing Agent and Other) fee of $XXX, Flood Certification (Life of
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         Loan) fee of $XXX, Tax Service Fee (Life of Loan) fee of $XXX and Service Charges Fee of $XXX as prepaid finance charge.
XXX       193420496 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 PR    3/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Puerto Rico Prepayment Penalty: Puerto Rico Prepayment Penalty: Maximum penalty allowed per state is 3%, 2%, 2%, 1%, 1% [in Years 1-5]. Loan contracts for prepay percentages of 3.00000%,
                                                                                                                                                                                                         3.00000%,    which exceeds the max allowable. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains a prepayment penalty due to missing information.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains a prepayment penalty due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420664 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 PR    4/XX/2010    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.76991% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2010). FNMA
                                                                                                                                                                                                         Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2010) (an overage of $XXX or .76991%). - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains a prepayment penalty due to missing information.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains a prepayment penalty due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421171 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/1997    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    4/XX/1997    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.  COMMENT: 2024/XX/27: Under disclosure is due to the lender's TIL reflecting MIP being in force for 25 months, however, FHA does not drop
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        - EV2                                                                                                                                                                                                     the MIP and is included for the life of the loan.
                                                      provided - EV3                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.42940% is underdisclosed from calculated
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.42940% is underdisclosed from calculated APR of 8.83353% outside of 0.250% tolerance. - EV2                  APR of 8.83353% outside of 0.250% tolerance.
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/27: Under disclosure is due to the lender's TIL reflecting MIP being in force for 25 months, however, FHA does not drop
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                                                                                                                                                                                                                                        the MIP and is included for the life of the loan.
XXX       193421931 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: TIL itemization did not disclose an Hon. Escrow service fee of $XXX and Flood certification Life of loan amount of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX as prepaid finance charge.
XXX       193420719 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421304 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/05: TIL itemization did not disclose Notary fee of $XXX and Presentation of deeds fee of $XXX as prepaid finance
                                                      does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                charges.
XXX       193421953 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                                                                                                                                                                                                                               COMMENT: 2024/XX/06: TIL itemization did not disclose Notary fee of $XXX and Presentation of deeds fee of $XXX as prepaid finance
                                                      does not contain the following clauses: - EV2                                                                                                                                                                                                                                                                                                                charges.
XXX       193420676 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PR    5/XX/2007    Purchase      Investment  XXX        $XXX
XXX       193420570 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.51160% is underdisclosed B           B           No       Yes       Final HUD1 PR    1/XX/2011    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         from calculated APR of 7.22255% outside of 0.125% tolerance.
                                                                                                                                                                                                         documentation. - EV2                                                                                                                                                                                      COMMENT: 2024/XX/29: The itemization disclosed at total of $XXX in credits but no itemization of the fees the credits were to be applied
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   to was provided.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2011    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/29: The itemization disclosed at total of $XXX in credits but no itemization of the fees the credits were to be applied
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.22255% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      to was provided.
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.51160% is underdisclosed from calculated APR of 7.22255% outside of 0.125% tolerance. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) - HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193421330 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.   excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         Calculated P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
XXX       193420921 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    8/XX/2004    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.   COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                      does not contain the following clauses: - EV2                                                                                                      Calculated P&I was used for the APR calculation and compliance testing. - EV2                                                                                                                             excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420879 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             COMMENT: 2024/XX/15: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.   excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         Calculated P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193420402 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for                                                                                                                                                 B           B           No       Yes       Final HUD1 PR    6/XX/2001    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                         *** (CLEARED) Subject to Rescission: Loan is subject to Rescission. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                         *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       193421482 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    4/XX/2005    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing itemization of amount financed
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 4/XX/2005 12:00:00 AM. - EV2
XXX       193422110 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/30: TIL itemization did not disclose an Application Fee $XXX Attorney Fee $XXX Service Charges $XXX & Title Courier Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX as prepaid finance charge.
XXX       193421976 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420189 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The                                                                                                                                          B           B           Yes      Yes       Final HUD1 PR    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421959 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420030 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193420925 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421564 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    4/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/25: TIL Itemization disclosed Attorney's Fee (Closing Agent and Other) $XXX, Flood Certification (Life of Loan) fee of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX & Payoff Statement Fee of $XXX as prepaid finance charge.
XXX       193420900 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 PR    3/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.00000% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00000%). - EV2
XXX       193421669 XXX    XXX       2                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                               2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/14: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.
                                                                                                                                                                                                         *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2004 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                         *** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1
                                                                                                                                                                                                         *** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1
                                                                                                                                                                                                         *** (CLEARED) Subject to Rescission: Loan is subject to Rescission. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                         *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       193422151 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    6/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2000 used as disbursement date for compliance testing. - EV2    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed
XXX       193421411 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 PR    1/XX/2005    Purchase      Second Home XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421254 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    10/XX/2005   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/30: Til itemization did not attorney fee of $XXX, and Minutas Pres fee of $XXX as prepaid finance charge
XXX       193421859 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of prepaid finance charges.
XXX       193421294 XXX    XXX       2                *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                         2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    1/XX/2007    Refinance     Primary     XXX        $XXX
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             COMMENT: 2024/XX/19: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
XXX       193420222 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.54980% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .54980%). - EV2
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421792 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006                                                                                                                                             B           B           No       Yes       Final HUD1 PR    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421688 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        COMMENT: 2024/XX/30: TIL itemization did not disclose an Attorney fee of $XXX and Service Charge fee 200 as prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420366 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193421346 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       Yes       Final HUD1 PR    3/XX/2003    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2
XXX       193422003 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        COMMENT: 2024/XX/26: TIL itemization did not disclose flood certificate fee of $XXX and cancellation fee of $XXX as prepaid finance
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         charges.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
XXX       193421631 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 PR    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to
                                                      does not contain the following clauses: - EV2                                                                                                      consummation. A lookback was performed to determine this application date. - EV2
XXX       193420680 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           No       Yes       Final HUD1 PR    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420042 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    2/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         compliance testing. - EV2                                                                                                                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420527 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421104 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 PR    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 6.00472% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.00472%). - EV2
XXX       193420215 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 COMMENT: 2024/XX/30: TIL itemization did not disclose a Attorney's fees of $XXX, Flood certifaction fees of $XXX and Tax service fees of
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005    $XXX as prepaid finance charge
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420315 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    8/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to          COMMENT: 2024/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420388 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007    COMMENT: 2024/XX/30: TIL Itemization did not disclose an Esc. Aceptacion of $XXX Flood Cert Fee of $XXX and Tax Service Fee of $XXX as
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421611 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    1/XX/2008    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/30: TIL itemization did not disclose Flood Certification of $XXX Payoff statement fee of $XXX and Attorney's fee of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX as prepaid finance charge.
XXX       193420883 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    3/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        COMMENT: 2024/XX/30: TIL itemization did not disclose Flood Certification (Life of Loan) $XXX, Payoff Statement Fee of $XXX and Service
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         charges Fee of $XXX as prepaid finance charge.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
XXX       193422118 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    8/XX/2008    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/31: TIL itemization did not disclose flood certificate fee of $XXX, payoff statement fee of $XXX, mortgage insurance reserve of $XXX and an attorney fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   TIL Itemization included a lender's inspection fee of $XXX as a prepaid finance charge that was not included by Audit.
XXX       193420286 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.46288% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2008). FNMA                                                                                                                                              B           B           Yes      Yes       Final HUD1 PR    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or .46288%). - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421189 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005                                                                                                                                             B           B           Yes      Yes       Final HUD1 PR    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193421047 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PR    2/XX/2010    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 documentation. - EV2                                                                                                                                                                                      calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Impermissible Prepayment Penalty): Federal Higher-Priced Mortgage Loan: Mortgage loan contains an impermissible prepayment penalty.  COMMENT: 2024/XX/30: TIL itemization did not disclose an Escrow BPPR of $XXX as prepaid finance charge
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.42834% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193421371 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2006                                                                                                                                             B           B           Yes      Yes       Final HUD1 PR    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421129 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 PR    9/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2009, prior to three (3) business days from transaction date of 9/XX/2009 12:00:00 AM. - EV2
XXX       193420610 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 PR    4/XX/2005    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)
                                                      not provided - EV3
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2
XXX       193420790 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 PR    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193421892 XXX    XXX       2                *** (CLEARED) Missing Document: Missing Final 1003 - EV1                                                                               2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:                                                                  B           B           Yes      Yes       Final HUD1 PR    5/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             COMMENT: 2024/XX/12: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003    excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Doc Error) Initial GFE not provided - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Note Interest Accrual Start Date: Disbursement Date is missing.  Unable to determine Interest Accrual Start Date from the Note due to missing information. - EV1
                                                                                                                                                                                                         *** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1
                                                                                                                                                                                                         *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
                                                                                                                                                                                                         *** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
XXX       193420730 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006    COMMENT: 2024/XX/30: The itemization did not include $XXX DO Underwriting, $XXX additional and $XXX tax certificates fees as prepaid
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   finance charges.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.55582% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a
                                                                                                                                                                                                         Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .55582%). - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193422117 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        COMMENT: 2024/XX/30: TIL Itemization did not disclose an Email/E-Doc Fee of $XXX and a Tax Cert Fee of $XXX as prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421865 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007                                                                                                                                             B           B           No       Yes       Final HUD1 PR    7/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193421156 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2008    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 PR    8/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/31: TIL Itemization did not disclose Email/E-doc fee $XXX, Flood Certification fee $XXX, Service Charges $XXX and Tax
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The Service fee $XXX as prepaid finance charges.
                                                                                                                                                                                                         H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2                                                        *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
                                                                                                                                                                                                         *** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2                                                                                                                             COMMENT: 2024/XX/08: Puerto Rico Loan.  Notary and attorney fees (unless specifically identified as charges for conducting closing) are
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining         excluded from finance charges on the premise that charges are primarily for 4c7 purposes.
                                                                                                                                                                                                         compliance with rescission timing requirements - EV2
XXX       193421761 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 PR    1/XX/2005    Refinance     Investment  XXX        $XXX
                                                      not provided - EV3                                                                                                                                 used as disbursement date for compliance testing. - EV2
XXX       193422150 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2022 disclosed an Amount Financed         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing       B           B           Yes      No                   GA    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       Disclosure provided on 06/XX/2022 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                                                                         Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                                                                                                                                                                         Disclosure dated 06/XX/2022). (Final/06/XX/2022) - EV2                                                                                                                                                    accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2022 disclosed an inaccurate Finance Charge on  Charge calculations are based on Closing Disclosure dated 06/XX/2022). (Final/06/XX/2022)
                                                                                                                                                                                                         page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which COMMENT: 2024/XX/16: Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $XXX. Lender exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2022). (Final/06/XX/2022) - EV2                                                to provide corrected CD and copy of letter sent to borrower explaining changes.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   provided on 06/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2022).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/06/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/16: Closing Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
XXX       193421519 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee).  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   UT    1/XX/2023    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75246) - EV2                                                                                        Tolerance exceeded for Appraisal Management Company (Service Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no                                                                                                                                        QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   cure was provided to the borrower. (75246)
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    COMMENT: 2024/XX/16: Appraisal Management Fee disclosed as $XXX on LE dated 12/XX/2022, but disclosed as $XXX on Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/16: Appraisal Fee disclosed as $XXX on LE dated 12/XX/2022, but disclosed as $XXX on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
XXX       193420982 XXX    XXX       1        1       *** (CLEARED) Asset documentation requirements not met. - EV1      *** (CLEARED) Asset documentation requirements not met.             1           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR)    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM     A           A           Yes      No                   GA    1/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio   COMMENT: 2024/XX/23: Calculated qualifying asset balance of $XXX is             Risk. - EV1                                                                                                                                                                                               (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.                                                                                                                                                                                                      QM (APOR)    QM (APOR)
                                                      discrepancy. - EV1                                                 less than AUS qualifying asset balance of $XXX due to missing                   *** (CLEARED) General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of 57.37583% and  COMMENT: 2024/XX/23: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX due to missing closing
                                                      *** (CLEARED) AUS Findings: Qualifying asset balance discrepancy.  closing statement for sale of departure res.                                    based on 1026.43(e) of 57.37553% significantly exceed the guideline maximum of 42.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1                     statement for sale of departure res.
                                                      - EV1                                                              *** (CLEARED) AUS Findings: Investor qualifying total debt ratio                *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1                                   *** (CLEARED) General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines: General QM: The DTIs
                                                      *** (CLEARED) Available for Closing is insufficient to cover Cash  discrepancy.                                                                    *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's calculated in accordance with the Lenders Guidelines of 57.37583% and based on 1026.43(e) of 57.37553% significantly exceed the
                                                      From Borrower. - EV1                                               COMMENT: 2024/XX/23: Calculated investor qualifying total debt                  ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1                                                                                                                guideline maximum of 42.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                         ratio of 57.37583% exceeds AUS total debt ratio of 39.00000% due to                                                                                                                                                                                                                       COMMENT: 2024/XX/23: The DTIs calculated in accordance with the Lenders Guidelines of 57.37583% and based on 1026.43(e) of 57.37553%
                                                                                                                         missing closing statement for sale of departure res.                                                                                                                                                                                                                                      significantly exceed the guideline maximum of 42.00% due to missing closing statement for sale of departure res.
                                                                                                                         *** (CLEARED) AUS Findings: Qualifying asset balance discrepancy.                                                                                                                                                                                                                         *** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline
                                                                                                                         COMMENT: 2024/XX/23: Calculated qualifying asset balance of $XXX is                                                                                                                                                                                                                       components, the loan is at QM risk.
                                                                                                                         less than AUS qualifying asset balance of $XXX due to missing                                                                                                                                                                                                                             COMMENT: 2024/XX/23: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX due to missing closing
                                                                                                                         closing statement for sale of departure res.                                                                                                                                                                                                                                              statement for sale of departure res.
                                                                                                                         *** (CLEARED) Available for Closing is insufficient to cover Cash                                                                                                                                                                                                                         *** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or
                                                                                                                         From Borrower.                                                                                                                                                                                                                                                                            asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with
                                                                                                                         COMMENT: 2024/XX/23: Documented qualifying Assets for Closing of                                                                                                                                                                                                                          compensating factors.)
                                                                                                                         $XXX is less than Cash From Borrower $XXX due to missing closing                                                                                                                                                                                                                          COMMENT: 2024/XX/23: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX due to missing closing
                                                                                                                         statement for sale of departure res.                                                                                                                                                                                                                                                      statement for sale of departure res.
XXX       193421238 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1           *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of   *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero       A           A           Yes      No                   CA    6/XX/2021    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                          Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          COMMENT: 2024/XX/25: The property is located in the FEMA Disaster                                                                                                                                                                                                                         provided to the borrower at Closing. (7520)
                                                      *** (OPEN) Due diligence review based on non-origination           area. Provide a post-disaster inspection verifying there was no                                                                                                                                                                                                                           COMMENT: 2024/XX/25: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does
                                                      guidelines (i.e. aggregator, seller). - EV2                        damage. The inspection must include exterior photos and the                                                                                                                                                                                                                               contain a valid COC for this fee, cure was provided to the borrower at Closing.
                                                                                                                         property must be re-inspected on or after XX/XX/XXXX declared end date.
                                                                                                                         *** (OPEN) Missing Document: Appraisal not provided
                                                                                                                         COMMENT: 2024/XX/26: Per guidelines a full URAR appraisal is required on all loans.
XXX       193420627 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Combined loan to value           *** (OPEN) Guideline Requirement: Combined loan to value            1           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    A           A           Yes      No                   CA    6/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 COMMENT: 2024/XX/26: Calculated loan to value percentage of                     *** (CURED) TRID Lender Credit Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender     COMMENT: 2024/XX/04: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have
                                                      *** (OPEN) Due diligence review based on non-origination           96.50000% exceeds guideline combined loan to value percentage of                Credit of -$XXX exceeds tolerance of -$XXX. Sufficient or excess cure was provided to the borrower. (9300) - EV1                                                                                          been cured/cleared.
                                                      guidelines (i.e. aggregator, seller). - EV2                        90.00000%.                                                                                                                                                                                                                                                                                *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          *** (OPEN) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                              or more guideline components, the loan is at ATR risk.
                                                      discrepancy. - EV2                                                 COMMENT: 2024/XX/26: Calculated loan to value percentage of                                                                                                                                                                                                                               COMMENT: 2024/XX/04: Loan designation failure due to ATR failure.  This exception will be cleared once all ATR specific exceptions have
                                                                                                                         96.50000% exceeds guideline  loan to value percentage of 90.00000%.                                                                                                                                                                                                                       been cured/cleared.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/25: Deal settings indicate origination guidelines were not provided for this review.
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2024/XX/04: .Calculated Available for Reserves of .32 is
                                                                                                                         less than Guideline Available for Reserves of 3 months
XXX       193420878 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
                                                                                                                                                                                                         *** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV1
                                                                                                                                                                                                         *** (CLEARED) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV1
XXX       193422016 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 TX    11/XX/2010   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
XXX       193420624 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 NJ    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420269 XXX    XXX       1                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 TX    3/XX/2002    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420295 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MD    9/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193421742 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 WA    9/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
XXX       193420310 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    7/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 3.660% per the lender approval, however the
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.51800% is underdisclosed from calculated APR of 6.79664% outside of 0.125% tolerance. - EV2                 lowest index value available in the look back period is 3.9400%.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.51800% is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                   APR of 6.79664% outside of 0.125% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2019/XX/17: Under disclosure is due to the lender utilizing an index value of 3.660% per the lender approval, however the lowest index value available in the look back period is 3.9400%.
XXX       193420451 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 HI    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422055 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CA    5/XX/2011    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 04/XX/2011 - EV3                                                                                             Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420594 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 WA    6/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
XXX       193421375 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 IN    3/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193421641 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420486 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421380 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 TX    2/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420655 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    LA    12/XX/2006   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420498 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
XXX       193420324 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    5/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421427 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420367 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 FL    11/XX/2003   Refinance     Primary     XXX        $XXX
XXX       193420973 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 VA    8/XX/2000    Purchase      Primary     XXX        $XXX
XXX       193421219 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    5/XX/1999    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420371 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that                                                                                                                                            B           B           Yes      Yes       Final HUD1 CA    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420519 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2                                                                                                                                                                                                            B           B           Yes      Yes       Final HUD1 MA    6/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420834 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421064 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    PA    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance
                                                      not provided - EV3                                                                                                                                 testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420599 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MI    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                       *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421370 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NJ    7/XX/2005    Refinance     Primary     XXX        $XXX
XXX       193421264 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 PA    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420267 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IN    5/XX/2010    Refinance     Primary     XXX        $XXX
XXX       193421363 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -                                                                                                                                           B           B           Yes      Yes       Final HUD1 MI    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
XXX       193422115 XXX    XXX       1                *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 PA    7/XX/2008    Refinance     Primary     XXX        $XXX
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193421329 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 VA    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421672 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MD    7/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421437 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 PA    2/XX/2008    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421425 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OH    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to          calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2024/XX/30: TIL Itemization did not disclose a Flood Cert Fee of $XXX, Settlement or Closing Fee of $XXX Sign In Fee of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   and Wire Fee of $XXX as prepaid finance charges.
XXX       193420184 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Valuation:                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OK    12/XX/2001   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              COMMENT: 2024/XX/01: Appraisal not provided                                     *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2                                                                   COMMENT: 2024/XX/30: TIL Itemization did not disclose a Settlement closing $XXX, Courier Fee $XXX & Wire $XXX as prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193421302 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    B           B           Yes      Yes       Final HUD1 VA    8/XX/2015    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                           rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/03: Waterfall due to reserves requirement not met.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                          all other settlement charges. - EV2                                                                                                                                                                       or more guideline components, the loan is at ATR risk.
                                                      discrepancy. - EV2                                                                                                                                 *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           COMMENT: 2024/XX/03: Waterfall due to reserves requirement not met.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1
XXX       193422158 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -    *** (OPEN) TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee    B           B           Yes      No                   CT    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         $XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300) - EV2                                                                                                       Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to                                                                                                                                     QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                   the borrower. (9300)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/04: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
XXX       193420271 XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) Credit Exception: - EV3                 *** (OPEN_UNABLE_TO_CLEAR) Credit Exception:                        1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   FL    11/XX/2021   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                                                                                         COMMENT: 2022/XX/03: S&D reason:  Loan Aged out of agency
                                                                                                                         eligibility.
XXX       193420275 XXX    XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     2           *** (CURED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2022 disclosed an Amount Financed that was    *** (CURED) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing           B           B           Yes      No                   UT    7/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV2                                                                COMMENT: 2022/XX/23: Reason for S&D: Project Ineligibility - Unable             not within tolerance of the actual amount financed for the loan. (Final/07/XX/2022) - EV2                                                                                                                 Disclosure provided on 07/XX/2022 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio   to sell to the investor due to Project Ineligibility.  Loan was                 *** (CURED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2022 disclosed an inaccurate Finance Charge on (Final/07/XX/2022)
                                                      discrepancy. - EV1                                                 approved with LTV/CLTV of 90% however, CLTV was changed to 101.765%             page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2022). (Final/07/XX/2022) - EV2         COMMENT: 2022/XX/18: Amount Financed under disclosed $XXX
                                                      *** (CLEARED) The verification of employment is not within 10      prior to closing.  This loan does not qualify at the higher CLTV                *** (CURED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2022 disclosed a mortgage         *** (CURED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                      business days of the Note.: Borrower: XXX // Employment Type:      due to insufficient insurance.  This project is not eligible for                insurance payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2026680) - EV2                                                                                     provided on 07/XX/2022 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee
                                                      Employment / Income Type: Wages / Start Date: 11/XX/2019 - EV1     full review due to insufficient fidelity insurance.                             *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on           amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2022). (Final/07/XX/2022)
                                                      *** (CLEARED) The verification of employment is not within 10      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio                07/XX/2022 disclosed a periodic principal and interest payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2026681) - EV2                                        COMMENT: 2022/XX/18: Amount Financed under disclosed $XXX
                                                      business days of the Note.: Borrower: XXX // Employment Type:      discrepancy.                                                                    *** (CURED) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on       *** (CURED) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final
                                                      Employment / Income Type: Wages / Start Date: 11/XX/2019 - EV1     COMMENT: 2022/XX/23: Lender did not include the student loans in                07/XX/2022 disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2026679) - EV2                                        Closing Disclosure provided on 07/XX/2022 disclosed a mortgage insurance payment for payment stream 2 that does not match the actual
                                                      *** (CLEARED) The verification of employment is required and was   the DTI.                                                                        *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         payment for the loan. (ProjSeq:2/2026680)
                                                      not found in file.: Borrower: XXX // Employment Type: Employment / *** (CLEARED) The verification of employment is not within 10                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2022/XX/18: The loan has a temporary buydown that is affecting the initial P&I and payment streams.
                                                      Income Type: Wages / Start Date: 11/XX/2019 - EV1                  business days of the Note.: Borrower: XXX // Employment Type:                   *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders        *** (CURED) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure -
                                                      *** (CLEARED) The verification of employment is required and was   Employment / Income Type: Wages / Start Date: 11/XX/2019                        Guidelines and 1026.43(c)(5) of 61.48733% significantly exceeds the guideline maximum of 44.02%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1           Projected Payments: Final Closing Disclosure provided on 07/XX/2022 disclosed a periodic principal and interest payment for payment not found in file.: Borrower: XXX // Employment Type: Employment / COMMENT: 2022/XX/23: Missing employment verifications, which are                *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding  stream 3 that does not match the actual payment for the loan. (ProjSeq:3/2026681)
                                                      Income Type: Wages / Start Date: 11/XX/2019 - EV1                  not required by the AUS                                                         Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV1                                                                                                                                   COMMENT: 2022/XX/18: The loan has a temporary buydown that is affecting the initial P&I and payment streams.
                                                                                                                         *** (CLEARED) The verification of employment is not within 10                                                                                                                                                                                                                             *** (CURED) TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure
                                                                                                                         business days of the Note.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                             - Projected Payments: Final Closing Disclosure provided on 07/XX/2022 disclosed a periodic principal and interest payment for payment
                                                                                                                         Employment / Income Type: Wages / Start Date: 11/XX/2019                                                                                                                                                                                                                                  stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2026679)
                                                                                                                         COMMENT: 2022/XX/23: Missing employment verifications, which are                                                                                                                                                                                                                          COMMENT: 2022/XX/18: The loan has a temporary buydown that is affecting the initial P&I and payment streams.
                                                                                                                         not required by the AUS                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         *** (CLEARED) The verification of employment is required and was                                                                                                                                                                                                                          or more guideline components, the loan is at ATR risk.
                                                                                                                         not found in file.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                        COMMENT: 2022/XX/23: Excessive DTI resulting from omission of student loans without additional supporting documentation.
                                                                                                                         Income Type: Wages / Start Date: 11/XX/2019                                                                                                                                                                                                                                               *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-
                                                                                                                         COMMENT: 2022/XX/23: Missing employment verifications which are not                                                                                                                                                                                                                       Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 61.48733% significantly exceeds the
                                                                                                                         required by the AUS                                                                                                                                                                                                                                                                       guideline maximum of 44.02%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                         *** (CLEARED) The verification of employment is required and was                                                                                                                                                                                                                          COMMENT: 2022/XX/23: Lender omitted student loan payments.
                                                                                                                         not found in file.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                        *** (CLEARED) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender
                                                                                                                         Income Type: Wages / Start Date: 11/XX/2019                                                                                                                                                                                                                                               Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                         COMMENT: 2022/XX/23: Missing employment verifications which are not                                                                                                                                                                                                                       COMMENT: 2022/XX/27: The loan has a temporary buydown that is affecting the initial P&I and payment streams. The lender credits were
                                                                                                                         required by the AUS                                                                                                                                                                                                                                                                       entered as disclosed.
XXX       193420218 XXX    XXX       3        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   OR    3/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV2                                                                COMMENT: 2023/XX/14: S&D Reason - VA loan that didn't meet GNMA                 (Initial/03/XX/2022) - EV2                                                                                                                                                                                Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2022)
                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage     seasoning requirements.  Missed seasoning requirement by 6 days.                                                                                                                                                                                                                          COMMENT: 2023/XX/10: Evidence not provided that the CD was provided (electronically or signed confirmation) 3 business days prior to
                                                      amount is insufficient. - EV1                                      Based on that GNMA required repurchase of the loan.  The loan is VA                                                                                                                                                                                                                       closing.
                                                                                                                         insured and GNMA seasoning doesn't impact VA insurance.  So, the loan will remain insured.  No other issues with the loan.
                                                                                                                         *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                         COMMENT: 2023/XX/25: Coverage shortfall of $XXX
XXX       193421550 XXX    XXX       3        3       *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     1           *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance   *** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent A           A           Yes      No                   SC    9/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  COMMENT: 2023/XX/04: S&D -Collateral requirements were not met.                 of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1                                                                                                   Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the
                                                      EV2                                                                Missing inspection to confirm cause of leak has been repaired.                  *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX borrower at Closing. (0)
                                                      *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA                                                                                   plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV1                                                                                                                        COMMENT: 2023/XX/29: Sufficient cure provided at closing
                                                      Disaster area and has not been inspected. - EV1                                                                                                    *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of     *** (CLEARED) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                      *** (CLEARED) Missing Document: Hazard Insurance Policy not                                                                                        $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7306) - EV1                                                                                          Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      provided - EV1                                                                                                                                     *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee.  Fee Amount   borrower. (0)
                                                                                                                                                                                                         of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7508) - EV1                                                                                                    COMMENT: 2023/XX/25: Cure amount of $XXX was provided on final CD, but  is insufficient to cover all Tolerance Violations.
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $XXX      *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7306) - EV1                                                                                                            Percent Fee Tolerance exceeded for Application Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7306)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/29: Sufficient cure provided at closing
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Field Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7508)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/29: Cure amount of $XXX was provided on final CD, but  is insufficient to cover all Tolerance Violations.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Application Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7306)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/25: Cure amount of $XXX was provided on final CD, but  is insufficient to cover all Tolerance Violations.
XXX       193421355 XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3         *** (OPEN) Asset documentation requirements not met.                3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      Yes       Final HUD1 HI    6/XX/2015    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met -   COMMENT: 2023/XX/10: Loan approval requesting for two months bank               Safe Harbor QM. - EV3                                                                                                                                                                                     (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                       SHQM         QM
                                                      EV3                                                                verification of asset, however only one month in file for Acct XXX              *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2023/XX/10: The prior year w2 and two months verification of acct (4705)  is missing from the file, causing the loan to                                                                                                                                             (GSE/Agency
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) AUS/Guideline Findings: All conditions were not met                  all other settlement charges. - EV2                                                                                                                                                                       waterfall through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                                               Eligible)
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2023/XX/10: Missing two months asset verification for Acct             *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:      XXX and Prior year W2 to verified prior year income.                            *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                      Financial Institution: XXX // Account Type: Checking / Account     *** (OPEN) Guideline Issue:Insufficient asset documentation.:                   *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      Number: XXX - EV3                                                  Financial Institution: XXX // Account Type: Checking / Account
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               Number: XXX
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2023/XX/10: Per DU two months of verification required.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Income documentation requirements not met.
                                                      is insufficient. - EV3                                             COMMENT: 2023/XX/10: Missing W2 for prior year per loan approval.
                                                                                                                         *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
                                                                                                                         COMMENT: 2023/XX/10: Using the coverage listed on the insurance binder, the coverage shortage is $XXX.
XXX       193421876 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   TN    5/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421542 XXX    XXX       3        3       *** (OPEN) REO Documents are missing.: Address: XXX, NJ - EV3                                                                          1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   NY    3/XX/2019    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, - EV3
XXX       193421098 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   PA    4/XX/2016    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                                                                                               (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                 SHQM         HPQM
                                                                                                                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    COMMENT: 2023/XX/13: The loan was agency approved with an Originator Loan Designation of Temp SHQM, but the APR is over the threshold,                                                                                                                                       (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                           Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/13: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX with a variance of $XXX.
XXX       193421458 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable  B           B           Yes      No                   NJ    8/XX/2019    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      From Borrower. - EV3                                               Borrower.                                                                       *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2019 which is 1 months prior to          to determine compliance with timing requirements due to missing Initial Loan Application Date.                                                                                                                                                                               SHQM         SHQM
                                                                                                                         COMMENT: 2023/XX/07: Documented qualifying Assets for Closing of                consummation. A lookback was performed to determine this application date. - EV2                                                                                                                          COMMENT: 2023/XX/07: Initial loan application was not signed and dated.                                                                                                                                                                                                      (GSE/Agency  (GSE/Agency
                                                                                                                         $XXX is less than Cash From Borrower $XXX.                                      *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to                                                                                                                                       Eligible)    Eligible)
                                                                                                                                                                                                         of initial loan application date. - EV2                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2                                  COMMENT: 2023/XX/07: Closing Disclosure was not provided to Borrower at least three business days prior to closing.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                                                                                                         (Initial/08/XX/2019) - EV2
XXX       193420011 XXX    XXX       2        2       *** (WAIVED) AUS Findings: Investor qualifying total debt ratio    *** (WAIVED) AUS Findings: Investor qualifying total debt ratio     2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   TX    2/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      discrepancy. - EV2                                                 discrepancy.                                                                    Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       SHQM
                                                      *** (WAIVED) Guideline Requirement: Investor qualifying total debt COMMENT: 2025/XX/06: Loan was AUS approved with a DTI Ratio of                  *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.   QM.                                                                                                                                                                                                                                                                          (GSE/Agency
                                                      ratio discrepancy. - EV2                                           36.04%, based in part on monthly commission income of $XXX.                     Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2020) - EV2                                                                                                        COMMENT: 2025/XX/06: Client elected to retest to Non QM                                                                                                                                                                                                                      Eligible)
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  However, the income documents provided only support monthly                     *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided
                                                      - EV1                                                              commission income of $XXX, resulting in a recalculated DTI ratio of             and 1026.43(c)(5) of 52.06120% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2                                            to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
                                                                                                                         52.06%.                                                                         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         (Type:Primary/02/XX/2020)
                                                                                                                         *** (WAIVED) Guideline Requirement: Investor qualifying total debt              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation  COMMENT: 2023/XX/08: The appraisal was provided to the borrower prior to the effective date of the appraisal in the file.  The file is
                                                                                                                         ratio discrepancy.                                                              of ATR Risk. - EV1                                                                                                                                                                                        missing the original copy of the appraisal dated prior to receipt.
                                                                                                                         COMMENT: 2025/XX/06: Client elected to regrade and waive                        *** (CLEARED) Commission Paystub Timing: Qualified Mortgage (Dodd-Frank 2014): Commission income. Missing date of most recent paystub. (XXX XXX/Commission) - EV1                                         *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank
                                                                                                                         *** (CLEARED) AUS/Guideline Findings: All conditions were not met               *** (CLEARED) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission) - EV1        2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.06120% moderately exceeds the guideline
                                                                                                                         COMMENT: 2025/XX/06: Loan was AUS approved with a DTI Ratio of                  *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                         36.04%, based in part on monthly commission income of $XXX.                     *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders        COMMENT: 2025/XX/06: Client retested to Non-QM
                                                                                                                         However, the income documents provided only support monthly                     Guidelines and 1026.43(c)(5) of 52.06120% significantly exceeds the guideline maximum of 39.04%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                                                                                         commission income of $XXX, resulting in a recalculated DTI ratio of             *** (CLEARED) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is    not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         52.06%.                                                                         eligible to be regraded with compensating factors.) - EV1                                                                                                                                                 COMMENT: 2025/XX/06: Client retested to Non-QM
                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM
                                                                                                                                                                                                         appropriate agency. - EV1                                                                                                                                                                                 (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: The loan was agency approved with a DTI Ratio of 36.04% however, based on income documents provided, the recalculated DTI ratio is 52.06% causing the loan to waterfall through QM Testing, resulting a Loan Designation discrepancy.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Commission Paystub Timing: Qualified Mortgage (Dodd-Frank 2014): Commission income. Missing date of most recent paystub.
                                                                                                                                                                                                                                                                                                                                                                                                                   (XXX XXX/Commission)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Loan was approved with a DTI Ratio of 36.04% however commission income is declining and using the current year to
                                                                                                                                                                                                                                                                                                                                                                                                                   date average of $XXX results in a DTI Ratio of 52.06%.   The loan is waterfalling to ATR/QM standard documentation requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Loan was AUS approved with a DTI Ratio of 36.04%, based in part on monthly commission income of $XXX.  However, the income documents provided only support monthly commission income of $XXX, resulting in a recalculated DTI ratio of 52.06%, causing the loan to waterfall through the QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Loan was AUS approved with a DTI Ratio of 36.04%, however the recalculated DTI Ratio is 52.06% and does not meet
                                                                                                                                                                                                                                                                                                                                                                                                                   ATR/QM standard requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-
                                                                                                                                                                                                                                                                                                                                                                                                                   Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.06120% significantly exceeds the guideline maximum of 39.04%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Loan was AUS approved with a DTI Ratio of 36.04%, based in part on monthly commission income of $XXX.  However, the income documents provided only support monthly commission income of $XXX, resulting in a recalculated DTI ratio of 52.06%.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014):  There are guideline deficiencies which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through QM testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: The loan was agency approved with a DTI Ratio of 36.04% however the recalculated DTI Ratio, based on income documentation provided, is 52.06% causing the loan to waterfall through QM testing.
XXX       193421605 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   PA    1/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   (Type:Primary/01/XX/2019)                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/07: There is no evidence that the appraisal was delivered.                                                                                                                                                                                                  Eligible)    Eligible)
XXX       193420464 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   FL    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    Safe Harbor
                                                      EV3                                                                COMMENT: 2023/XX/08: The file is missing the appraisal and it is a              Safe Harbor QM. - EV3                                                                                                                                                                                     (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                       SHQM         QM
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      required document as per the AUS.                                               *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2023/XX/08: The loan originated with a Loan Designation of Temporary SHQM. The file is missing the required appraisal which has                                                                                                                                     (GSE/Agency
                                                      Disaster area and has not been inspected. - EV3                                                                                                    rate used for testing. - EV2                                                                                                                                                                              caused the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.                                                                                                                                                                            Eligible)
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment        *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                      *** (OPEN) The verification of employment is not within 10                                                                                         history for current and/or prior employment. (XXX/11984518) - EV2                                                                                                                                         2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/11984518)
                                                      business days of the Note.: Borrower: XXX // Employment Type:                                                                                      *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2023/XX/08: The loan file has not provided the appraisal as required by the AUS.  Loan is waterfalling to QM/ATR
                                                      Employment / Income Type: Wages / Start Date: 04/XX/2010 - EV3                                                                                     Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  testing/requirements.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75158) - EV2                                                                                                           Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75158)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/08: Property Inspection Report of $XXX was not disclosed to borrower on Loan Estimate.  There is no valid change of circumstance or lender cure provided in the file.
XXX       193420134 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      No                   CO    5/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      EV3                                                                COMMENT: 2023/XX/13: AUS shows debt to XXX as omitted but was paid              Non QM. - EV3                                                                                                                                                                                             (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                               SHQM
                                                      *** (OPEN) The verification of employment is not within 10         off prior to closing. This debt must be shown as paid by closing                *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security) - EV3                                    COMMENT: 2023/XX/13: AUS shows debt as omitted but was actually paid off prior to closing, causing the loan to waterfall to QM Testing,                                                                                                                                      (GSE/Agency
                                                      business days of the Note.: Borrower: XXX // Employment Type:      (not omitted) and the loan casefile must re resubmitted to DU.                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   resulting in a Loan Designation discrepancy.                                                                                                                                                                                                                                 Eligible)
                                                      Employment / Income Type: Wages / Start Date: 08/XX/2007 - EV3                                                                                     rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX
                                                                                                                                                                                                         *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  Retired/Social Security)
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/05/XX/2019) - EV2                                                                                                                            COMMENT: 2023/XX/13: AUS shows debt as omitted but was actually paid off prior to closing, causing the loan to waterfall to QM Testing.
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of   *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                          2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  (Type:Primary/05/XX/2019)
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                               COMMENT: 2023/XX/13: Verification appraisal was delivered to borrower was not provided.
XXX       193421525 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 NC    9/XX/2001    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420691 XXX    XXX       3        3       *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      Yes       Final HUD1 NJ    3/XX/2015    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2021/XX/23: The rate lock date was not provided.                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                   (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/23: The good through date on the good faith estimate was 01/XX/2015, which was less than the required 10 business days.
XXX       193421360 XXX    XXX       1        1       *** (CLEARED) Missing tracking number for delivery of collateral                                                                       1           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    A           A           Yes      No                   TN    2/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      file. - EV1                                                                                                                                        *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (CLEARED) Mortgage note not yet reviewed or approved by                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               COMMENT: 2022/XX/23: There are no lender guidelines, nor an AUS provided. Therefore, some information is missing in order to perform an
                                                      custodian. If applicable, please provide tracking number for                                                                                       characteristics are DTI: 44.81161%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 766, Occupancy: Primary, Purpose: Purchase, - EV1                                                                        analysis of the subject transactions QM designation.
                                                      delivery of collateral file. - EV1                                                                                                                 *** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match   *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to
                                                                                                                                                                                                         the values used for compliance testing. (Final/02/XX/2022) - EV1                                                                                                                                          missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of   COMMENT: 2022/XX/23: There are no lender guidelines, nor an AUS provided. Therefore, some information is missing in order to perform an
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1                                                                                          analysis of the subject transactions QM designation.
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX    *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV1                                                                                                            determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.81161%, LTV/CLTV: 80.00000%/80.00000%, Credit
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX Score: 766, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507) - EV1                                                                                                            COMMENT: 2022/XX/23: There are no lender guidelines, nor an AUS provided. Therefore, some information is missing in order to perform an
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX analysis of the subject transactions QM designation.
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1                                                                                                            *** (CLEARED) TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD: TILA-RESPA Integrated Disclosure:
                                                                                                                                                                                                                                                                                                                                                                                                                   the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/02/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/03: The seller's CD indicates $XXX closing costs paid at closing and $XXX, which actually is for 2021 property taxes and not a true closing cost.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/03: Only a $XXX lender credit toward a cure was provided to the borrower, thus an insufficient cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/03: Only a $XXX lender credit toward a cure was provided to the borrower, thus an insufficient cure was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/03: Only a $XXX lender credit toward a cure was provided to the borrower, thus an insufficient cure was provided. No cure provided.
XXX       193421584 XXX    XXX       2                *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   MD    12/XX/2018   Refinance     Primary     XXX        $XXX                  UTD          Non QM
                                                      is insufficient. - EV3                                             is insufficient.                                                                Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  COMMENT: 2023/XX/19: SitusAMC uses FannieMae's definition of                    *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language per Maryland HB 1399. - EV2                                      QM.
                                                      EV2                                                                acceptable coverage. Fannie Mae requires coverage equal to the                  *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018  COMMENT: 2023/XX/01: The client requested restatement of the loan designation to Non QM.
                                                                                                                         lesser of the following:                                                        disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/12/XX/2018) - EV2                                                                                   *** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of required counseling disclosure language
                                                                                                                         100% of the insurable value of the improvements, as established by              *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding     per Maryland HB 1399.
                                                                                                                         the property insurer; or the unpaid principal balance of the                    Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2                                                                                                                                   COMMENT: 2023/XX/19: MD - Home Counseling Agencies List is missing.
                                                                                                                         mortgage, as long as it at least equals the minimum amount-80% of               *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure -
                                                                                                                         the insurable value of the improvements-required to compensate for              Non QM. - EV1                                                                                                                                                                                             Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 disclosed an Initial Escrow Payment that includes both borrower and
                                                                                                                         damage or loss on a replacement cost basis. If it does not, then                                                                                                                                                                                                                          non-borrower paid amounts. (Final/12/XX/2018)
                                                                                                                         coverage that does provide the minimum required amount must be                                                                                                                                                                                                                            COMMENT: 2023/XX/19: Initial Escrow Payment was paid by lender on page 2.
                                                                                                                         obtained.  There is a shortfall of $XXX.                                                                                                                                                                                                                                                  *** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits.
                                                                                                                         *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                                                                                                                                                                                                           Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
                                                                                                                         COMMENT: 2023/XX/23: Known Issues provided on tape:  Principal                                                                                                                                                                                                                            COMMENT: 2023/XX/19: Lender Credit was decreased on Loan Estimate issued 11/XX/2018 and again on Closing Disclosure issued 12/XX/2018.
                                                                                                                         curtailment for excess lender contribution was applied after loan                                                                                                                                                                                                                         There was a Change of Circumstance for a change in loan terms and no tolerance cure was noted.
                                                                                                                         was sold to FNMA-they would not accept.                                                                                                                                                                                                                                                   *** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not
                                                                                                                                                                                                                                                                                                                                                                                                                   provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/01: The Final AUS is missing from the file and an originator loan designation was not provided by the client, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
XXX       193420268 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/27: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or
                                                                                                                                                                                                                                                                                                                                                                                                                   1008, income verification, final Title, and all issued LE's and CD's.
XXX       193421632 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        B           C           Yes      No                   NC    9/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         Temporary HPQM (GSE/Agency Eligible). - EV3                                                                                                                                                               (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).                                                                                                                                                                 SHQM         HPQM
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee   COMMENT: 2024/XX/29: Loan designation discrepancy due to loan identified as Higher Priced Loan.                                                                                                                                                                              (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75103) - EV1                                                                                                                                                                                                                                                                                                                                                            Eligible)    Eligible)
XXX       193420966 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of  *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM        C           C           Yes      No                   MA    4/XX/2016    Purchase      Primary     XXX        $XXX                  Temporary    Non QM
                                                      EV3                                                                COMMENT: 2022/XX/16: File is missing the required AUS with all                  Non QM. - EV3                                                                                                                                                                                             (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                               SHQM
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash     pages and Fraud Report; loan is defaulting to standard ATR/QM                   *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the       COMMENT: 2022/XX/16: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements.                                                                                                                                      (GSE/Agency
                                                      From Borrower. - EV3                                               documentation requirements.                                                     appropriate agency. - EV3                                                                                                                                                                                 *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence                                                                                                                                       Eligible)
                                                      *** (OPEN) Missing Document: AUS not provided - EV3                *** (OPEN) Missing Document: AUS not provided                                   *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on    loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2022/XX/16: File is missing final AUS; AUS Early Check                 04/XX/2016 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/04/XX/2016) - EV2                                                                                                   COMMENT: 2022/XX/16: File is missing the required AUS with all pages; loan is defaulting to standard ATR/QM documentation requirements.
                                                                                                                         Results showing AUS approved was used for review.                               *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 04/XX/2016 not received by borrower at least four (4) business days      *** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated
                                                                                                                                                                                                         prior to closing. (Interim/04/XX/2016) - EV2                                                                                                                                                              Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2016 did not disclose Amount of Non-Escrowed Property Costs over Year 1. (Final/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Variance in property costs is caused by a discrepancy of monthly homeowner's association expense. The final CD disclosed a monthly expense of $XXX while the AUS, 1008 and final 1003 calculated a monthly expense of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on
                                                                                                                                                                                                                                                                                                                                                                                                                   04/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/04/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/16: Evidence of earlier borrower receipt was not found in file.
XXX       193421081 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 LA    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420583 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    IL    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420250 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 06/XX/2018 did not disclose the actual Date Issued. Unable   *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be         B           B           Yes      No                   AL    6/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                                                                                                         to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before             provided on 06/XX/2018 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/06/XX/2018) - EV2                                                             for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX    due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/06/XX/2018)
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231) - EV2                                                                                                           COMMENT: 2024/XX/23: Closing disclosure D0080 is incomplete, It is Preliminary Closing disclosure having missing date issued, etc
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77231)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/23: Deed Preparation Fee increased from $XXX to $XXX. No Valid changed circumstances was provided. Insufficient cure was provided to the borrower for all closing costs above the legal limit.
XXX       193420085 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    12/XX/2011   Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 12/XX/2011 - EV3                                                                                             consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                      not provided - EV3                                                                                                                                 all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421233 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 AK    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420906 XXX    XXX       3        3       *** (OPEN) Missing Document: Note - Subordinate Lien not provided  *** (OPEN) Missing Document: Note - Subordinate Lien not provided   2           *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan        *** (OPEN) ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a  B           B           Yes      No                   MS    1/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV3                                                              COMMENT: 2024/XX/23: Missing $XXX XXX Simultaneous Lien Note                    application date. - EV2                                                                                                                                                                                   copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                                                                                         verifying terms.                                                                *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to COMMENT: 2024/XX/23: 12/XX/2020 receipt of the Right to Receive a Copy of Appraisal disclosure is not within 3 days of 12/XX/2020
                                                                                                                                                                                                         borrower. - EV2                                                                                                                                                                                           application.
                                                                                                                                                                                                         *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days   *** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor
                                                                                                                                                                                                         of application. (Initial/12/XX/2020) - EV2                                                                                                                                                                did not provide List of Homeownership Counseling Organizations to borrower.
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  COMMENT: 2024/XX/23: Missing  List of Homeownership Counseling Organizations provided to Borrower.
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                               *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/23: The earliest dated E-Consent is 12/XX/2020 which is the same date of the initial Loan Estimate provided electronically 12/XX/2020.
XXX       193421804 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2                                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
XXX       193421300 XXX    XXX       3        3       *** (OPEN) Missing Document: Subordination Agreement not provided  *** (OPEN) Missing Document: Subordination Agreement not provided   1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   TN    12/XX/2020   Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV3                                                              COMMENT: 2024/XX/22: Subordination Agreement not provided.
                                                      *** (OPEN) Verification(s) of employment is not within 10 calendar *** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment /  days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                      Income Type: Wages / Start Date: 06/XX/2018 - EV3                  Income Type: Wages / Start Date: 06/XX/2018
                                                                                                                         COMMENT: 2024/XX/23: Verification of employment is not within 10 calendar days of the Note.
XXX       193420992 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193422001 XXX    XXX       3        3       *** (OPEN) Missing Document: Other not provided - EV3              *** (OPEN) Missing Document: Other not provided                     2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   MS    5/XX/2021    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                                                                                         COMMENT: 2024/XX/24: The loan file is missing a homebuyer education             (Final/05/XX/2021) - EV2                                                                                                                                                                                  Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2021)
                                                                                                                         certificate as required by guidelines.                                                                                                                                                                                                                                                    COMMENT: 2024/XX/23: Earliest Closing Disclosure issued 5/XX/2021 provided to and received by Borrower on 5/XX/2021 closing date.
XXX       193421979 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    1/XX/2009    Purchase      Second Home XXX        $XXX
XXX       193422184 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    2/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  COMMENT: 2023/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.
XXX       193420912 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 SC    7/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193421917 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    5/XX/2013    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
XXX       193420279 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420400 XXX    XXX       2                *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                      2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 TX    12/XX/2013   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                 all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
XXX       193420102 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    5/XX/2007    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421478 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 TX    2/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420924 XXX    XXX       3        3       *** (OPEN) Guideline Requirement: Total cash-out discrepancy. -    *** (OPEN) Guideline Requirement: Total cash-out discrepancy.       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   MS    2/XX/2021    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV3                                                                COMMENT: 2024/XX/26: Total cash-out of $XXX is greater than
                                                                                                                         Guideline total cash-out of $XXX.
XXX       193421473 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/13: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including a Note, Security Instrument, an initial 1003, a final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
XXX       193422052 XXX    XXX       3        3       *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA -        *** (OPEN) Amendatory Clause is missing.: Disclosure: FHA -         2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on      B           B           Yes      Yes       Final HUD1 MS    8/XX/2015    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      Amendatory Clause (Government Documents) - EV3                     Amendatory Clause (Government Documents)                                        *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                 loan.
                                                      *** (OPEN) Missing Document: Other not provided - EV3              COMMENT: 2024/XX/24: Amendatory clause is missing                               *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    COMMENT: 2024/XX/24: Initial payment on GFE does not match actual payment on loan.
                                                      *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA  *** (OPEN) Missing Document: Other not provided                                                                                                                                                                                                                                           *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
                                                      - Real Estate Certification (Government Documents) - EV3           COMMENT: 2024/XX/24: XXX Comparison Disclosure not provided                                                                                                                                                                                                                               COMMENT: 2024/XX/24: Interest Rate on GFE does not match Note.
                                                                                                                         *** (OPEN) Missing Document: Other not provided                                                                                                                                                                                                                                           *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost
                                                                                                                         COMMENT: 2024/XX/24: Homebuyer Education Certificate not provided                                                                                                                                                                                                                         Booklet.
                                                                                                                         *** (OPEN) Real Estate Certification is missing.: Disclosure: FHA -                                                                                                                                                                                                                       COMMENT: 2024/XX/24: Creditor did not provide HUD Settlement Cost Booklet.
                                                                                                                         Real Estate Certification (Government Documents)
                                                                                                                         COMMENT: 2024/XX/24: Real estate certification is missing
XXX       193420696 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    10/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420026 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2007                                                                                                                                             B           B           Yes      Yes       Final HUD1 IL    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420552 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   FL    3/XX/2019                                         $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/16: File only contains Note, Sec. Inst., and title.  Missing 1003s, Valuations, LEs, CDs, approvals, 1008, AUS, all income and assets docs, Taxes and insurance and credit report.
XXX       193420910 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420901 XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               *** (OPEN) Income documentation requirements not met.               3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail. *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) C           C           Yes      No                   CA    7/XX/2021    Refinance     Primary     XXX        $XXX                  Safe Harbor  QM (APOR)
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2022/XX/08: Per guidelines, a verification of current                  - EV3                                                                                                                                                                                                     does not match Due Diligence Loan Designation of QM (APOR) Fail.                                                                                                                                                                                                             QM (APOR)    Fail
                                                      *** (OPEN) Missing verification of the existance of self-employed  existence for each business through a third party dated no more                 *** (OPEN) General QM Provision Employment - Schedule C: General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3        COMMENT: 2022/XX/07: Subject loan designation is Safe Harbor QM however, loan does not meet the requirements of Safe Harbor QM due to
                                                      business  within 20 days of the Note Date (COVID-19).: Borrower:   than 120 days prior to the note date needs to be provided and was               *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  missing income documentation.
                                                      XXX // Employment Type: Employment / Income Type: Sole Proprietor  not provided.                                                                   three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2                                                                                                                            *** (OPEN) General QM Provision Employment - Schedule C: General QM: Unable to verify current Sole Proprietorship status using
                                                      / Start Date: 03/XX/2000 - EV3                                                                                                                                                                                                                                                                                                                               reasonably reliable third-party records. (XXX XXX/Schedule C)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2022/XX/07: Missing third party verification
XXX       193421170 XXX    XXX       3        3       *** (OPEN) Employment was not verified within 10 days of the note  *** (OPEN) Employment was not verified within 10 days of the note   2           *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial *** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to   B           B           Yes      No                   CA    1/XX/2020    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      date.: Borrower: XXX // Employment Type: Employment / Income Type: date.: Borrower: XXX // Employment Type: Employment / Income Type:              Loan Estimate dated 12/XX/2019 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure  Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 12/XX/2019 was electronically provided without or                                                                                                                                     SHQM         SHQM
                                                      Wages / Start Date: 06/XX/2007 - EV3                               Wages / Start Date: 06/XX/2007                                                  to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2019) - EV2                                                                               prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to                                                                                                                                        (GSE/Agency  (GSE/Agency
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2022/XX/04: VVOE is dated 12/XX/2019.                                                                                                                                                                                                                                            provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/12/XX/2019)                                                                                                                                                           Eligible)    Eligible)
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                                                                                                                                                                                 COMMENT: 2022/XX/04: E-sign consent is dated 12/XX/2019.
                                                      *** (OPEN) The verification of employment is not within 10         inspection is dated prior to the most recent FEMA disaster.
                                                      business days of the Note.: Borrower: XXX // Employment Type:      COMMENT: 2022/XX/04: The property is located in XXX, CA.  Provide a
                                                      Employment / Income Type: Wages / Start Date: 06/XX/2007 - EV3     post-disaster inspection verifying there was no damage from XXX.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business The inspection must include exterior photos and the property must days of the Note.: Borrower: XXX // Employment Type: Employment /  be re-inspected on or after XX/XX/XXXX.
                                                      Income Type: Wages / Start Date: 06/XX/2007 - EV3
XXX       193421149 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   IL    8/XX/2019    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193421535 XXX    XXX       3        3       *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3                                                                                   2           *** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of XXX   *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected          B           B           Yes      No                   OR    6/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         on Final Closing Disclosure provided on 06/XX/2020 not accurate. (Final/06/XX/2020) - EV2                                                                                                                 Payments: Final Closing Disclosure provided on 06/XX/2020 disclosed an escrow payment for payment stream 2 that does not match the                                                                                                                                           SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2020 disclosed an    actual payment for the loan. (ProjSeq:2/1855671)                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1855671) - EV2                                                                                        COMMENT: 2022/XX/07: Variance in payment stream due to Mi payment                                                                                                                                                                                                            Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2020 disclosed an    *** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected
                                                                                                                                                                                                         escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1855670) - EV2                                                                                        Payments: Final Closing Disclosure provided on 06/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXX on Final       actual payment for the loan. (ProjSeq:1/1855670)
                                                                                                                                                                                                         Closing Disclosure provided on 06/XX/2020 not accurate. (Final/06/XX/2020) - EV2                                                                                                                          COMMENT: 2022/XX/07: Variance in payment stream due to Mi payment
XXX       193421395 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) (Missing Data) Late Charge: Late Charge Type was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                                                                                                                                                                          D           D           Yes      Yes       Final HUD1 MS    2/XX/2011    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      not provided - EV3                                                                                                                                 rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420762 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security
                                                                                                                                                                                                                                                                                                                                                                                                                   Instrument, initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's or TIL's, GFE's and HUD1's.
XXX       193420669 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   FL    12/XX/2018   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/03: The file is missing one or more of the core documents required for a review.  Please provide an AUS, Approval or
                                                                                                                                                                                                                                                                                                                                                                                                                   1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
XXX       193420533 XXX    XXX       3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: The file is missing one or more of the core documents required for a review.  Please provide an initial 1003, final
                                                                                                                                                                                                                                                                                                                                                                                                                   1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
XXX       193421061 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MS    9/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421468 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 LA    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193421528 XXX    XXX       3        3       *** (OPEN) VA - Lender Loan Quality Certification was not          *** (OPEN) VA - Lender Loan Quality Certification was not           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. -   *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM     C           C           Yes      No                   UT    9/XX/2020    Refinance     Primary     XXX        $XXX                  VA Safe      Safe Harbor
                                                      provided.: Disclosure: VA - Lender Loan Quality Certification      provided.: Disclosure: VA - Lender Loan Quality Certification                   EV3                                                                                                                                                                                                       does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                             Harbor QM    QM
                                                      (Government Documents) - EV3                                       (Government Documents)                                                          *** (OPEN) VA IRRRL NTB 2018 Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 5/2018 IRRRL NTB not met. - EV3                                                                             COMMENT: 2024/XX/03: Originator Loan Designation of  VA Safe Harbor QM does not match Due Diligence Loan Designation of  Safe Harbor QM.
                                                      *** (OPEN) VA - Veteran's Statement - Final is missing.:           COMMENT: 2024/XX/03: VA - Lender Loan Quality Certification was not             *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds  Fail due to loan is failing Points and Fees.
                                                      Disclosure: VA - Veteran's Statement - Final (Government           provided.                                                                       tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7593) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      Documents) - EV3                                                   *** (OPEN) VA - Veteran's Statement - Final is missing.:                                                                                                                                                                                                                                  Tolerance exceeded for VA Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) Due diligence review based on non-origination           Disclosure: VA - Veteran's Statement - Final (Government Documents)                                                                                                                                                                                                                       borrower. (7593)
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2024/XX/03: Final (Government Documents): VA - Veteran's                                                                                                                                                                                                                         COMMENT: 2024/XX/03: VA Funding Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.  File
                                                                                                                         Statement - Final is missing.                                                                                                                                                                                                                                                             does not contain a valid change of circumstance or cure.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2024/XX/03: Deal settings indicate origination guidelines are not available for this review
XXX       193421331 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 MS    11/XX/2009   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2009    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/22: Unable to determine under disclosure due to missing Itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193420414 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MS    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420379 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for                                                                                                                                                 B           B           Yes      Yes       Final HUD1 NJ    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       193421336 XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  2           *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2020 disclosed an inaccurate Total of        *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing          B           B           Yes      No                   CA    12/XX/2020   Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      is insufficient. - EV3                                             is insufficient.                                                                Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 12/XX/2020).  The disclosed Total of      Disclosure provided on 12/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments                                                                                                                                       QM           QM
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2024/XX/31: HOI coverage is insufficient by $XXX, the loan             Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/12/XX/2020) - EV2                                 for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 12/XX/2020).  The disclosed Total of
                                                      guidelines (i.e. aggregator, seller). - EV2                        file did not contain evidence of a Replacement Cost Estimate.                                                                                                                                                                                                                             Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/12/XX/2020)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/31: The Closing Disclosure issued on 4/XX/2021 corrected the Total Of Payments amount.
XXX       193420586 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 OH    2/XX/2003    Purchase      UTD         XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      Documents) - EV3                                                                                                                                   - EV2
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to
                                                      provided - EV3                                                                                                                                     consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421634 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MN    6/XX/2002    Refinance     Primary     XXX        $XXX
XXX       193420174 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    10/XX/2007   Refinance     Primary     XXX        $XXX
XXX       193420927 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IL    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2
XXX       193420445 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 MS    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2
XXX       193420504 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan: Ability to repay requirements not met. - EV3                                                                                                                                                 C           C           Yes      Yes       Final HUD1 NC    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 12.44950% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of US
                                                                                                                                                                                                         Treasury XX.XX% + XX.XX%, or XX.XX% and Conventional Mortgage Rate XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Rate Spread Home Loan. - EV2
XXX       193421783 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 PA    6/XX/1998    Refinance     UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420109 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 KY    2/XX/2004    Refinance     UTD         XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420868 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/12: Missing Note, TIL and HUD to complete compliance testing.
XXX       193421454 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 SC    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193420581 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    NY    11/XX/2007   UTD           Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421327 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IL    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421035 XXX    XXX       2        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   CA    8/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Eligible)    Eligible)
XXX       193420874 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    TN    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421843 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      No                   LA    7/XX/2017    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      SHQM         SHQM
                                                      *** (OPEN) Guideline Issue:Insufficient asset documentation.:      COMMENT: 2024/XX/13: Post Disaster Inspection Report is Missing.                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2024/XX/13: Rate Lock and Alternate Rate Lock Document is Missing.                                                                                                                                                                                                  (GSE/Agency  (GSE/Agency
                                                      Financial Institution: XXX // Account Type: Individual Retirement                                                                                  (Initial/07/XX/2017) - EV2                                                                                                                                                                                *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to                                                                                                                                       Eligible)    Eligible)
                                                      Account (IRA) / Account Number: XXXK - EV3                                                                                                         *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)
                                                                                                                                                                                                         plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        COMMENT: 2024/XX/13: Closing Disclosure with issue date 07/XX/2017 is not signed and dated on page 5.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.    *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                                                                                                                                                                         Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75188) - EV2                                                                                        Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX     borrower. (0)
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155) - EV2                                                                                                           COMMENT: 2024/XX/13: 10% tolerance was exceeded by $XXX due to increase of Title - Settlement / Closing / Escrow Fee, Title - Lender's
                                                                                                                                                                                                                                                                                                                                                                                                                   Title Insurance, Recording Fee Total and Title - Courier / Express Mail / Messenger Fee. No valid COC provided, nor evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75188)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/13: Title - Electronic Document Delivery Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   File does not contain a valid COC for this fee, no evidence of cure in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/13: Pest Inspection Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, no evidence of cure in file.
XXX       193421163 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 IL    2/XX/2007    Refinance     Second Home XXX        $XXX
XXX       193420353 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):  B           B           Yes      No                   TX    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                         three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2022) - EV2                                                                            Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not                                                                                                                                            QM (APOR)    QM (APOR)
                                                                                                                                                                                                         *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 09/XX/2022 did not disclose the actual Date Issued. Unable   provided at or before closing. (Type:Primary/09/XX/2022)
                                                                                                                                                                                                         to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before             COMMENT: 2024/XX/15: Evidence appraisal was provided to borrower is missing.
                                                                                                                                                                                                         consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/09/XX/2022) - EV2                                                             *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be
                                                                                                                                                                                                         *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 09/XX/2022 contains a change in APR and was not received by  provided on 09/XX/2022 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test
                                                                                                                                                                                                         borrower at least three (3) business days prior to consummation - EV2                                                                                                                                     for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/09/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/15: Closing Disclosure estimated to be provided on 09/XX/2022 did not disclose the actual Date Issued.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 09/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/15: Incomplete CD in file
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security
                                                                                                                                                                                                                                                                                                                                                                                                                   Instrument, initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
XXX       193420659 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  A           A           No       No                   AR    11/XX/2022   Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                               COMMENT: 2024/XX/17: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security
                                                                                                                         COMMENT: 2024/XX/15: Need a post-disaster inspection verifying no                                                                                                                                                                                                                         Instrument, initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report,
                                                                                                                         damage to the subject property.                                                                                                                                                                                                                                                           final Title, and all issued LE's and CD's or TIL's, GFE's and HUD1's.
XXX       193420818 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    AZ    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                   *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420131 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    4/XX/2007    Purchase      Primary     XXX        $XXX
XXX       193422173 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance                                                                                                                                           B           B           Yes      Yes       Final HUD1 CA    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
XXX       193421004 XXX    XXX       3        1                                                                                                                                              1           *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  A           A           Yes      No                   CA    7/XX/2022    Refinance     Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/17: The file is missing one or more of the core documents required for a review.  Please provide a Note, Security                                                                                                                                           QM (APOR)    QM (APOR)
                                                                                                                                                                                                                                                                                                                                                                                                                   Instrument, initial 1003, final 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, final Title, and all issued LE's and CD's.
XXX       193420646 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 AL    9/XX/2000    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disclosed Note P&I payment does not equal calculated P&I payment: Disclosed Note P&I payment does not equal calculated P&I payment.  Note P&I of $XXX does not match calculated P&I of $XXX.
                                                      does not contain the following clauses: - EV2                                                                                                      Calculated P&I was used for the APR calculation and compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420502 XXX    XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   AZ    7/XX/2019    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV2                                                                COMMENT: 2022/XX/26: Reason for S&D: Misrepresentation of Primary
                                                                                                                         Occupancy -  Although the subject loan was delivered as a primary residence transaction, the XXX County property tax search listed the subject as a residential rental and a copy of the current tax bill does not reflect a homestead exemption. As a result, the occupancy was misrepresented.
XXX       193420952 XXX    XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     2           *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 6.29598% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2022). FNMA      *** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 6.29598% is in excess of the allowable maximum of the greater   B           B           No       No                   FL    6/XX/2022    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      EV2                                                                COMMENT: 2023/XX/05: S&D Reason: Non-QM                                         Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2022) (an overage of $XXX or 1.29598%). - EV2                                                        of 5.00000% of the Original Loan Amount and $XXX (2022). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an
                                                      *** (CLEARED) Credit Exception: - EV1                              *** (CLEARED) Credit Exception:                                                                                                                                                                                                                                                           allowable total of $XXX and $XXX (2022) (an overage of $XXX or 1.29598%).
                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation       COMMENT: 2023/XX/05: Missing guidelines loan was underwritten to,                                                                                                                                                                                                                         COMMENT: 2023/XX/31: This is a Non-QM bank statement loan.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV1  unable to determine if LTV, DTI, Reserves, Credit Score met
                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage     guidelines
                                                      amount is insufficient. - EV1
XXX       193421253 XXX    XXX       3        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   NC    10/XX/2022   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      EV2                                                                COMMENT: 2023/XX/15: S&D Reason: Borrower not employed as disclosed
                                                      *** (CLEARED) Loan is not using the new FNMA Legal Documents. -    *** (CLEARED) Loan is not using the new FNMA Legal Documents.
                                                      EV1                                                                COMMENT: 2023/XX/18: Loan using Pre-2021 Note document.
XXX       193421275 XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) AUS Findings: Amortization term         *** (OPEN_UNABLE_TO_CLEAR) AUS Findings: Amortization term          2           *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.78100% is in excess of the investor allowable maximum of  3.00000% of the *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    B           B           Yes      No                   WA    11/XX/2022   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.78100%). - EV2                              not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN_UNABLE_TO_CLEAR) AUS Findings: Term discrepancy. - EV3   COMMENT: 2023/XX/17: Max term on a manufactured home with cash out              *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         COMMENT: 2024/XX/24: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is 20 years                                                                     *** (CLEARED) General Ability To Repay Provision Investor DTI significantly exceeds Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines of       *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      is insufficient. - EV3                                             *** (OPEN_UNABLE_TO_CLEAR) AUS Findings: Term discrepancy.                      57.23610% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1                                           or more guideline components, the loan is at ATR risk.
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  COMMENT: 2023/XX/17: Max term on a manufactured home with cash out              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2023/XX/07: Ability to Repay failed due to missing documentation for Auto Loan with the balance of $XXX to exclude it from the
                                                      EV2                                                                is 20 years                                                                     *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               liability.
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio   *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount              characteristics are DTI: 42.65515%, LTV/CLTV: 49.05696%/49.05696%, Credit Score: 697, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1                                                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      discrepancy. - EV1                                                 is insufficient.                                                                *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 42.65515%, LTV/CLTV: 49.05696%/49.05696%, Credit
                                                      *** (CLEARED) AUS/Guideline Findings: All conditions were not met  COMMENT: 2023/XX/20: Insufficient coverage, shortfall by XXX.                   exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1                                                                                               Score: 697, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
                                                      - EV1                                                              Coverage of $XXX does not meet minimum required of greater of 80%                                                                                                                                                                                                                         COMMENT: 2024/XX/24: Ability to Repay failed due to missing documentation for Auto Loan with the balance of $XXX to exclude it from the
                                                                                                                         appraised value (XXX) or note amount (XXX)                                                                                                                                                                                                                                                liability.
                                                                                                                         *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):
                                                                                                                         COMMENT: 2023/XX/17: S&D reason: The max loan term of 20 years on a
                                                                                                                         Freddie manufactured cash-out transaction was exceeded. The loan closed as a 30 year term and the max loan term per investor guidelines is 20 years. The loan received a LPA Accept/Ineligible due to the loan term not meeting guidelines.
                                                                                                                         *** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.
                                                                                                                         COMMENT: 2023/XX/07: DTI is greater than lender used due to missing documentation for Auto Loan with the balance of $XXX to exclude it from the liability.
                                                                                                                         *** (CLEARED) AUS/Guideline Findings: All conditions were not met
                                                                                                                         COMMENT: 2023/XX/07: Documentation for Auto Loan with the balance of $XXX to exclude it from the liability is missing in file.
XXX       193420001 XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) Income Docs Missing:: Borrower: XXX -   *** (OPEN_UNABLE_TO_CLEAR) Income Docs Missing:: Borrower: XXX      3           *** (OPEN_UNABLE_TO_CLEAR) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3 *** (OPEN_UNABLE_TO_CLEAR) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM C           C           Yes      No                   FL    11/XX/2022   Refinance     Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      EV3                                                                COMMENT: 2023/XX/21: Missing VOE as required                                    *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably      does not match Due Diligence Loan Designation of ATR Fail.
                                                      *** (OPEN_UNABLE_TO_CLEAR) Income documentation requirements not   *** (OPEN_UNABLE_TO_CLEAR) Income documentation requirements not                reliable third-party records. (XXX XXX/Schedule C) - EV3                                                                                                                                                  COMMENT: 2023/XX/27: ATR Failure due to missing verification of employment as required by AUS
                                                      met. - EV3                                                         met.                                                                            *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR     *** (OPEN_UNABLE_TO_CLEAR) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan
                                                      *** (OPEN_UNABLE_TO_CLEAR) Missing Document: Verification of Rent  COMMENT: 2023/XX/27: Verification of Employment date is not verify              risk. - EV3                                                                                                                                                                                               failing one or more guideline components, the loan is at ATR risk.
                                                      (VOR) / Verification of Mortgage (VOM) not provided - EV3          in any document.                                                                *** (OPEN_UNABLE_TO_CLEAR) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which     COMMENT: 2023/XX/27: Income document is missing to verify employment date
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Missing Document: Verification of Rent               could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                       *** (OPEN_UNABLE_TO_CLEAR) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline
                                                      EV2                                                                (VOR) / Verification of Mortgage (VOM) not provided                             *** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.20602% is in excess of the investor allowable maximum of  3.00000% of the deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.
                                                      *** (CLEARED) E-sign Consent Agreement is missing.: Disclosure: E- COMMENT: 2023/XX/21: Per AUS 12 month history required on 2                     Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .20602%). - EV2                               (Exception is eligible to be regraded with compensating factors.)
                                                      Sign Consent Agreement - EV1                                       privately held mortgages - VOR/VOM not provided                                 *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2           COMMENT: 2023/XX/18: Verification of Employment date is not verify in any document.
                                                      *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA   *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                 *** (OPEN_UNABLE_TO_CLEAR) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                      *** (OPEN_UNABLE_TO_CLEAR) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                      Disaster area and has been affected by the disaster. - EV1         COMMENT: 2023/XX/21: S&D Reason: Missing SE VOE, ,VOM for 2 private             *** (CLEARED) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2022 did not disclose the actual Date Issued.       COMMENT: 2023/XX/18: General Ability-to-Repay requirements not satisfied.
                                                      *** (CLEARED) FEMA Disaster Issue: The most recent valuation       mortgages to confirm payment history, roof and siding damage                    Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/11/XX/2022) - EV1                                                                       *** (CLEARED) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be inspection is dated prior to the most recent FEMA disaster. - EV1  *** (CLEARED) E-sign Consent Agreement is missing.: Disclosure: E-              *** (CLEARED) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 11/XX/2022 contains a change in APR and was not received  provided on 11/XX/2022 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued
                                                      *** (CLEARED) Incomplete Document: Closing Disclosure is           Sign Consent Agreement                                                          by borrower at least three (3) business days prior to consummation - EV1                                                                                                                                  based on best information available. (Interim/11/XX/2022)
                                                      incomplete - EV1                                                   COMMENT: 2023/XX/18: E-sign Consent Agreement is missing.                       *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds COMMENT: 2023/XX/18: Closing Disclosure estimated to be provided on 11/XX/2022 did not disclose the actual Date Issued
                                                                                                                         *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA                tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1                                                                                                                    *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         Disaster area and has been affected by the disaster.                            *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds   Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         COMMENT: 2023/XX/13: PDI dated XX/XX/XXXX shows minor roof and                  tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV1                                                                                                                    borrower. (8304)
                                                                                                                         siding damage; however, 442 dated XX/XX/XXXX shows no damage.                   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX        COMMENT: 2023/XX/15: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or
                                                                                                                         *** (CLEARED) FEMA Disaster Issue: The most recent valuation                    exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV1                                                                                                            no cure was provided to the borrower
                                                                                                                         inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                               *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         COMMENT: 2023/XX/05: The subject property is located in a FEMA                                                                                                                                                                                                                            Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
                                                                                                                         Disaster area. A post-disaster inspection verifying there was no                                                                                                                                                                                                                          (7723)
                                                                                                                         damage to the subject property is required.                                                                                                                                                                                                                                               COMMENT: 2023/XX/15: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or
                                                                                                                         *** (CLEARED) Incomplete Document: Closing Disclosure is incomplete                                                                                                                                                                                                                       no cure was provided to the borrower.
                                                                                                                         COMMENT: 2023/XX/18: Closing disclosure 1st page and last page                                                                                                                                                                                                                            *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         information is not provided                                                                                                                                                                                                                                                               Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2023/XX/15: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
XXX       193422126 XXX    XXX       3        3       *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount  2           *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.   *** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided  B           B           No       No                   MA    10/XX/2021   Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      is insufficient. - EV3                                             is insufficient.                                                                Unable to determine compliance with appraisal timing requirements. (Type:Primary/09/XX/2021) - EV2                                                                                                        to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2023/XX/30: Hazard Insurance Coverage Amount is                                                                                                                                                                                                                                  (Type:Primary/09/XX/2021)
                                                      guidelines (i.e. aggregator, seller). - EV2                        insufficient by $XXX to cover the loan amount.                                                                                                                                                                                                                                            COMMENT: 2023/XX/30: No proof of delivery in file.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines
                                                                                                                         (i.e. aggregator, seller).
                                                                                                                         COMMENT: 2023/XX/30: This is a non QM Loan. However Non QM
                                                                                                                         designation/guideline are used to qualify due to which this exception fired
XXX       193420738 XXX    XXX       3        3       *** (OPEN) Income documentation requirements not met. - EV3        *** (OPEN) Income documentation requirements not met.               1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   TX    5/XX/2022    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount COMMENT: 2023/XX/04: File is missing the Verification of Employment
                                                      is insufficient. - EV3                                             documents for the Co-Borrowers current Employment.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3  is insufficient.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2023/XX/30: Hazard Insurance coverage amount is Sufficient
                                                      *** (OPEN) REO Documents are missing.: Address: XXX - EV3          *** (OPEN) REO Documents are missing.: Address: XXX
                                                      *** (OPEN) The verification of employment is required and was not  COMMENT: 2023/XX/04: File is missing Verification of HOA dues
                                                      found in file.: Borrower: XXX // Employment Type: Employment /     amount.
                                                      Income Type: Wages / Start Date: 01/XX/2018 - EV3                  *** (OPEN) The verification of employment is required and was not
                                                      *** (OPEN) Verification(s) of employment is not within 10 business found in file.: Borrower: XXX // Employment Type: Employment /
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  Income Type: Wages / Start Date: 01/XX/2018
                                                      Income Type: Wages / Start Date: 01/XX/2018 - EV3                  COMMENT: 2023/XX/30: File is missing the Verification of Employment
                                                      *** (OPEN) Due diligence review based on non-origination           documents for the Co-Borrowers current Employment.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment /
                                                                                                                         Income Type: Wages / Start Date: 01/XX/2018
                                                                                                                         COMMENT: 2023/XX/30: File is missing the Verification of Employment documents for the Co-Borrowers current Employment.
XXX       193421050 XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) Comparables or Comparable adjustments   *** (OPEN_UNABLE_TO_CLEAR) Comparables or Comparable adjustments    1           *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does    A           A           Yes      No                   NY    5/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      are unreasonable for the value being supported: Valuation Type:    are unreasonable for the value being supported: Valuation Type:                 *** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to         not match Due Diligence Loan Designation of ATR Risk.
                                                      Appraisal / Valuation Report Date: 05/XX/2022 - EV3                Appraisal / Valuation Report Date: 05/XX/2022                                   applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022) - EV1                                                                                                                  COMMENT: 2023/XX/13: Due to increased DTI due to student loan payments updated.to 1% of the balance. Payment plan is not specific to
                                                      *** (OPEN) Credit Exception: - EV3                                 COMMENT: 2023/XX/01: None of the comparable used contain an ADU, a              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      which loan is included in the plan.
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  $XXX adjustment was made for this.  All gross adjustments exceed                *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders           *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      EV2                                                                30%                                                                             Guidelines and 1026.43(c)(5) of 44.84029% moderately exceeds the guideline maximum of 41.36%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1                                 or more guideline components, the loan is at ATR risk.
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio   *** (OPEN) Credit Exception:                                                                                                                                                                                                                                                              COMMENT: 2023/XX/13: Due to DTI increasing to 44.84%.
                                                      discrepancy. - EV1                                                 COMMENT: 2023/XX/13: Subject is rural - buyer to review                                                                                                                                                                                                                                   *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank
                                                      *** (CLEARED) AUS Findings: Qualifying asset balance discrepancy.  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                                                                                                                                                                                                                           2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.84029% moderately exceeds the guideline
                                                      - EV1                                                              COMMENT: 2023/XX/01: S&D reason - Appraisal defects - poor comp                                                                                                                                                                                                                           maximum of 41.36%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                         choices - no comps with ADU.                                                                                                                                                                                                                                                              COMMENT: 2023/XX/13: Due to increased DTI due to student loan payments updated.to 1% of the balance. Payment plan is not specific to
                                                                                                                         *** (CLEARED) AUS Findings: Investor qualifying total debt ratio                                                                                                                                                                                                                          which loan is included in the plan.
                                                                                                                         discrepancy.
                                                                                                                         COMMENT: 2023/XX/13: Added student loan payments using 1% of the loan balance. This increased the DT  to 44.84%.
                                                                                                                         *** (CLEARED) AUS Findings: Qualifying asset balance discrepancy.
                                                                                                                         COMMENT: 2023/XX/13: D1C asset verification used for asset balances.
XXX       193421904 XXX    XXX       3        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      No                   MA    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      EV2                                                                COMMENT: 2024/XX/31: S&D : income incorrectly calculated, DTI                   *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or        not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                          QM
                                                      *** (CLEARED) The verification of employment is not within 10      exceeds 50%,  subject submitted as stick built but is actually a                insurance by the appropriate agency. - EV3                                                                                                                                                                COMMENT: 2024/XX/31: Loan designation SHQM per provided data tape.
                                                      business days of the Note.: Borrower: XXX // Employment Type:      mobile home (appraisal team confirmed) and it does not meet FHLMC               *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment        *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not
                                                      Employment / Income Type: Wages / Start Date: 01/XX/2013 - EV1     guidelines for manufactured home.                                               history for current and/or prior employment. (XXX/13108002) - EV2                                                                                                                                         provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX      COMMENT: 2024/XX/31: Reason for S&D
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77187) - EV2                                                                                                           *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                   2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/13108002)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/31: Loan designation SHQM per provided data tape.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77187)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/29: Valid COC was not provided
XXX       193420003 XXX    XXX       3        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3        *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      No                   WA    7/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  ATR Fail
                                                      EV2                                                                COMMENT: 2024/XX/02: incorrect income calculation for both                      *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   not match Due Diligence Loan Designation of ATR Fail.                                                                                                                                                                                                                        QM
                                                      *** (CLEARED) The verification of employment is not within 10      borrowers. Both borrower's had declining income. Per FNMA GL if the             (XXX XXX/Wages) - EV3                                                                                                                                                                                     COMMENT: 2024/XX/31: Loan Designation mismatch between loan data and compliance
                                                      business days of the Note.: Borrower: XXX // Employment Type:      trend is declining the income may not be stable and cannot be                   *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or        *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2
                                                      Employment / Income Type: Wages / Start Date: 07/XX/2020 - EV1     averaged over the period when the declination occurred.                         insurance by the appropriate agency. - EV3                                                                                                                                                                employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (CLEARED) The verification of employment is not within 10      *** (CLEARED) The verification of employment is not within 10                   *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13108501) - EV3                                                                      COMMENT: 2024/XX/20: Employment history less than 2 years
                                                      business days of the Note.: Borrower: XXX // Employment Type:      business days of the Note.: Borrower: XXX // Employment Type:                   *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not
                                                      Employment / Income Type: Wages / Start Date: 05/XX/2020 - EV1     Employment / Income Type: Wages / Start Date: 07/XX/2020                        three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2022) - EV2                                                                            provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                      *** (CLEARED) Verification(s) of employment is not within 10       COMMENT: 2024/XX/14: Dated after Note Date                                                                                                                                                                                                                                                COMMENT: 2024/XX/12: Employment history less than 2 years
                                                      business days of the Note.: Borrower: XXX // Employment Type:      *** (CLEARED) The verification of employment is not within 10                                                                                                                                                                                                                             *** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/13108501)
                                                      Employment / Income Type: Wages / Start Date: 07/XX/2020 - EV1     business days of the Note.: Borrower: XXX // Employment Type:                                                                                                                                                                                                                             COMMENT: 2024/XX/15: Employment history less than 2 years
                                                                                                                         Employment / Income Type: Wages / Start Date: 05/XX/2020
                                                                                                                         COMMENT: 2024/XX/14: Dated after Note Date
XXX       193420009 XXX    XXX       2        2       *** (WAIVED) AUS Findings: Investor qualifying total debt ratio    *** (WAIVED) AUS Findings: Investor qualifying total debt ratio     2           *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        A           B           Yes      No                   VA    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      discrepancy. - EV2                                                 discrepancy.                                                                    Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       QM
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   COMMENT: 2025/XX/06: Lender used 1 year income when 2 years was                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     QM.
                                                      EV2                                                                provided.                                                                       *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2025/XX/06: Client elected to retest as Non QM
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                 *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders        *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                      discrepancy. - EV2                                                 COMMENT: 2024/XX/01: S&D Reason: Income: file contained 2020 and                Guidelines and 1026.43(c)(5) of 50.85490% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1           does not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  2021 tax returns, LPAonly required 1 year returns. UW put 2020 and              *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    COMMENT: 2025/XX/06: Updated designation per tape provided.
                                                      EV2                                                                2021 return info into QM workbook and omitted 2020 while both years             appropriate agency. - EV1                                                                                                                                                                                 *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         were also in the file. Revised DTI is 62%.                                      *** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1    or more guideline components, the loan is at ATR risk.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Lender used the most recent years income and ignored the previous year which was provided.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Updated designation per tape provided
XXX       193420013 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (WAIVED) AUS Findings: Investor qualifying total debt ratio     2           *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines *** (WAIVED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank    B           B           Yes      No                   FL    9/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  discrepancy.                                                                    and 1026.43(c)(5) of 55.91121% moderately exceeds the guideline maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV2                                            2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 55.91121% moderately exceeds the guideline
                                                      *** (WAIVED) AUS Findings: Investor qualifying total debt ratio    COMMENT: 2025/XX/06: DTI 55%, reason for S&D.                                   *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1         maximum of 55.00%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                      discrepancy. - EV2                                                 *** (WAIVED) Guideline Requirement: Investor qualifying total debt              *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1     COMMENT: 2025/XX/06: Client retested to non QM guides
                                                      *** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy.                                                              *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      *** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does
                                                      ratio discrepancy. - EV2                                           COMMENT: 2025/XX/06: Client retested to non QM guides                           *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders        not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                 Guidelines and 1026.43(c)(5) of 55.91121% significantly exceeds the guideline maximum of 37.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV1           COMMENT: 2025/XX/06: Client retested to non QM guides
                                                      EV2                                                                COMMENT: 2024/XX/01: S&D-Liability/Transaction: non-occupant co-                *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM
                                                                                                                         borrower (spouse) was paying $XXX rent prior to the application                 appropriate agency. - EV1                                                                                                                                                                                 does not match Due Diligence Loan Designation of ATR Risk.
                                                                                                                         however as of 8/XX/2022 the landlord states the borrower will no                                                                                                                                                                                                                          COMMENT: 2025/XX/06: DTI 55%, reason for S&D.
                                                                                                                         longer have to pay rent. The VOR indicates the borrower was paying                                                                                                                                                                                                                        *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                                                                                         rent of $XXX for 6.5 years however the bank statements show                                                                                                                                                                                                                               or more guideline components, the loan is at ATR risk.
                                                                                                                         withdrawals/payments made in the amount of $XXX to the landlord.                                                                                                                                                                                                                          COMMENT: 2025/XX/06: DTI 55%, reason for S&D.
                                                                                                                         There was no explanation provided to address the discrepancies or                                                                                                                                                                                                                         *** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide
                                                                                                                         why rent no longer was going to be paid. Additonally, the                                                                                                                                                                                                                                 evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                         transaction is a primary purchase, the borrowers are married, one                                                                                                                                                                                                                         COMMENT: 2025/XX/06: DTI 55%, reason for S&D.
                                                                                                                         spouse is staying behind and the other is moving from Chicago IL to
                                                                                                                         Florida. Including the rental payment of $XXX DTI is 48% cannot rerun AUS - revised DTI is out of tolerance and with $XXX DTI is
                                                                                                                         55%
XXX       193420712 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not                                                                                                                                               B           B           No       Yes       Final HUD1 OH    9/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                         Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193420832 XXX    XXX       2        2       *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):     1                                                                                                                                                                                                                                                                                                                                                              A           A           No       No                   LA    9/XX/2022    Purchase      Investment  XXX        $XXX                  N/A          N/A
                                                      EV2                                                                COMMENT: 2024/XX/30: S&D: SE Income, debt, assets: loan closed
                                                      *** (CLEARED) Insufficient Coverage: Hazard insurance coverage     9/XX/2022, no true due diligence completed per review due to last
                                                      amount is insufficient. - EV1                                      TR file was 2020. Bank statements show a decline, appears UW may
                                                      *** (CLEARED) Missing Document: Hazard Insurance Policy not        have copied analysis from primary purchase. Borrower had already
                                                      provided - EV1                                                     pulled funds to close from personal account so no need for business assets. But personal account did not show enough funds to close to cover this transaction. Borrower is divorced, appears there may be spousal support required. Prior to CSD conditions included source of large deposit to personal account, $XXX IRS payment 6/XX/2022 and noted there was a decline in income and business assets however nothing more could be located to address all of this.
XXX       193420037 XXX    XXX       2                *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1996                                                                                                                                             B           B           No       Yes       Final HUD1 NY    10/XX/1996   Purchase      Primary     XXX        $XXX
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                       used as disbursement date for compliance testing. - EV2
XXX       193420274 XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) Comparables or Comparable adjustments   *** (OPEN_UNABLE_TO_CLEAR) Comparables or Comparable adjustments    3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3          *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does   C           C           Yes      No                   NC    6/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Non QM
                                                      are unreasonable for the value being supported: Valuation Type:    are unreasonable for the value being supported: Valuation Type:                 *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or        not match Due Diligence Loan Designation of Non QM.                                                                                                                                                                                                                          QM
                                                      Appraisal / Valuation Report Date: 05/XX/2022 - EV3                Appraisal / Valuation Report Date: 05/XX/2022                                   insurance by the appropriate agency. - EV3                                                                                                                                                                COMMENT: 2024/XX/31: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  COMMENT: 2024/XX/01: Reason for S&D.                                            *** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3                                     *** (OPEN_UNABLE_TO_CLEAR) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not
                                                      EV2                                                                *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                 *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
                                                                                                                         COMMENT: 2024/XX/01: S&D:Appraisal SSR 4.5: Adjusted value of comps             three (3) business days prior to consummation. (Type:Secondary/05/XX/2022) - EV2                                                                                                                          COMMENT: 2024/XX/12: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase
                                                                                                                         failed to support appraised value, Inappropriate Comp sales due to              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         location, Use of dissimilar comp sales due to site characteristics.             tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         C3 is the only comp located within the subject's subdivision and                                                                                                                                                                                                                          borrower. (7506)
                                                                                                                         most similar in site size and therefore should have received the                                                                                                                                                                                                                          COMMENT: 2024/XX/31: Insufficient or no cure was provided to the borrower.
                                                                                                                         most weight in reconciliation. C1, C2 and C4 were located between
                                                                                                                         3.25 and 8.44 miles from subject without explanation as to why they were used. MLS identified sales within the subdivision that were not used. C2 and C4 had superior site characteristics without adequate explanation as to why they were used.
XXX       193420816 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1996                                                                                                                                             B           B           No       Yes       Final HUD1 LA    10/XX/1996   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                                 used as disbursement date for compliance testing. - EV2
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3
XXX       193420424 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 LA    10/XX/1999   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1999 used as disbursement date for compliance testing. - EV2
XXX       193421078 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a                                                                                                                                             B           B           Yes      Yes       Final HUD1 PA    4/XX/2013    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193422137 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NJ    10/XX/2013   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
XXX       193420797 XXX    XXX       3        3       *** (OPEN_UNABLE_TO_CLEAR) Credit Exception: - EV3                 *** (OPEN_UNABLE_TO_CLEAR) Credit Exception:                        2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   OH    7/XX/2021    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                      *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material): -  COMMENT: 2024/XX/04: Appraisal comps issue                                      three (3) business days prior to consummation. (Type:Primary/07/XX/2021) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         SHQM         SHQM
                                                      EV2                                                                *** (OPEN_UNABLE_TO_CLEAR) Miscellaneous Credit (Non-Material):                 *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX  (Type:Primary/07/XX/2021)                                                                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                                                                                         COMMENT: 2024/XX/11: Appraisal comps issue.                                     exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1                                                                                               COMMENT: 2024/XX/07: Appraisal report dated 07/XX/2021 missing evidence of receipt.                                                                                                                                                                                          Eligible)    Eligible)
XXX       193420499 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    10/XX/2012   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
XXX       193420292 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MD    6/XX/2008    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                                          *** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421747 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 NY    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420541 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NC    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       193421089 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421793 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MD    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
XXX       193421162 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 TX    11/XX/2007   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 COMMENT: 2021/XX/22: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2021/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
XXX       193421544 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MO    11/XX/2007   Purchase      Primary     XXX        $XXX
XXX       193420681 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    FL    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 09/XX/2007 - EV3                                                                                             - EV3
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420642 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MD    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422088 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MD    5/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance
                                                                                                                                                                                                         ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421984 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MA    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421912 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MD    2/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421884 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2                                                                                                                                                B           B           Yes      Yes       Final HUD1 MD    12/XX/2006   Refinance     Primary     XXX        $XXX
XXX       193420571 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422022 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    11/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421419 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       D           D           Yes      Yes       Estimated  CA    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 calculated Finance Charge of $XXX in the amount of $XXX.                                                                                                                            HUD1
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2021/XX/31: Lender TIL reflects with a term of 122 months, while the calculated term is 135 months.
XXX       193420082 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 MD    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421830 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    5/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193420214 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    4/XX/2006    Purchase      Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193421372 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    4/XX/2006    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421001 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AL    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421847 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 FL    2/XX/2006    Refinance     Primary     XXX        $XXX
XXX       193421566 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NJ    4/XX/2005    Purchase      Primary     XXX        $XXX
XXX       193420564 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CT    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193422030 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 GA    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: <empty> - EV3                                                                                                *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420490 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 NJ    8/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420360 XXX    XXX       3                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.                                                                                                                                           D           D           Yes      Yes       HUD1, not  SC    8/XX/2001    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3                                                                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                         stamped
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193421511 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 VA    5/XX/2004    Refinance     Investment  XXX        $XXX
XXX       193421842 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           Yes      No        Missing    TX    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420302 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CT    8/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422097 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    8/XX/2007    Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to          COMMENT: 2020/XX/26: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420433 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2                                                                                                                                                    B           B           Yes      Yes       Final HUD1 MD    12/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
XXX       193422075 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 MD    10/XX/2007   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420723 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    MD    1/XX/2007    Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420339 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2020/XX/23: Unable to determine under disclosure due to missing itemization of amount financed
XXX       193422060 XXX    XXX       3                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    FL    12/XX/2005   Purchase      UTD         XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420641 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 NC    5/XX/2002    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
XXX       193422136 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MD    10/XX/2006   Purchase      Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)                                                                                  *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to
                                                      not provided - EV3                                                                                                                                 consummation. A lookback was performed to determine this application date. - EV2
XXX       193422144 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided: Valuation                                                                         2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MD    3/XX/2007    Refinance     Primary     XXX        $XXX
                                                      Type: Stated / Valuation Report Date: 03/XX/2007 - EV3                                                                                                                                                                                                                                                                                                       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2020/XX/10: Unable to determine under disclosure due to missing itemization of amount financed.
XXX       193421563 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 FL    6/XX/2007    Refinance     Primary     XXX        $XXX
XXX       193420660 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420569 XXX    XXX       2                *** (OPEN) Missing Document: Appraisal not provided - EV3                                                                              2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    1/XX/1999    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421813 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MD    9/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193421279 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance                                                                                                                                           B           B           No       Yes       Final HUD1 MO    2/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
XXX       193420996 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 LA    11/XX/2012   Refinance     Investment  XXX        $XXX
XXX       193421479 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 FL    8/XX/2003    Purchase      Primary     XXX        $XXX
XXX       193422074 XXX    XXX       2                *** (OPEN) Missing Document: Credit Report not provided - EV3                                                                          2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    12/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420853 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    11/XX/2006   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to          COMMENT: 2018/XX/16: Lender used index value of 4.897% with a published date of 10/XX/2006.  The lowest index available within the look-
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2                                                                         back period is 4.997%.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                         Initial Loan Application Date. - EV2
XXX       193420934 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  3           *** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.                                                                                                                                           D           D           No       No        Missing    PA    6/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1998 which is 1 months prior to
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/XX/1997.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420731 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to                                                                                                                                                   B           B           No       Yes       Final HUD1 CA    10/XX/2005   Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         consummation. A lookback was performed to determine this application date. - EV2
XXX       193420792 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 OR    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420327 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 GA    3/XX/2007    Purchase      Primary     XXX        $XXX
XXX       193420567 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 WV    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005. - EV2
XXX       193421165 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) California Prepayment Penalty: California Prepayment Penalty: Maximum prepay  allowed is 6 months interest calculated on 80% of the original balance ($XXX).  Loan contracts for maximum                                                                                                                                                B           B           No       Yes       Final HUD1 CA    4/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         calculated prepay of $XXX, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. - EV2
XXX       193421540 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA                                                                          1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 MD    6/XX/2014    Refinance     Investment  XXX        $XXX                  N/A          N/A
                                                      Disaster area and has not been inspected. - EV3
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, MD - EV3
XXX       193421182 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003                                                                                                                                             B           B           No       Yes       Final HUD1 NE    6/XX/2003    Purchase      Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan                                                                                            used as disbursement date for compliance testing. - EV2
                                                      application.: Disclosure: FHA - Informed Consumer Choice                                                                                           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                      Disclosure (Government Documents) - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
XXX       193420589 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 MI    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             borrower. - EV2
                                                                                                                         documented in file                                                              *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to
                                                                                                                         *** (OPEN) Missing Valuation:                                                   borrower. - EV2
                                                                                                                         COMMENT: 2024/XX/16: Appraisal not provided                                     *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005 12:00:00 AM. - EV2
XXX       193421709 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    10/XX/2009   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193421760 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    8/XX/2010    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/15: TIL itemization did not disclose Loan Origination fee of $XXX as prepaid finance charge.
                                                      provided - EV3                                                     documented in file                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2010 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420150 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 KY    8/XX/2010    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             rate used for testing. - EV2
                                                      provided - EV3                                                     documented in file                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       193421134 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.03183% or Final Disclosure APR of  B           B           Yes      Yes       Final HUD1 TX    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.03183% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + COMMENT: 2024/XX/15: The loan file contains the following third-party documentation:  1) income/asset verification (W-2, VOE, etc.) 2)
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                                          debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis
                                                      provided - EV3                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         (1008).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for provision.
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure COMMENT: 2024/XX/15: TIL itemization did not disclose Loan Origination Fee of $XXX as prepaid finance charge and HUD-1 did not disclosed
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2                                                                                                                               an Recording fee of $XXX as Prepaid finance charge.
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.62780% is underdisclosed from calculated APR of 6.03183% outside of 0.250% tolerance. - EV2                  *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 5.62780% is underdisclosed from calculated
                                                                                                                                                                                                                                                                                                                                                                                                                   APR of 6.03183% outside of 0.250% tolerance.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/15: TIL itemization did not disclose Loan Origination Fee of $XXX as prepaid finance charge and HUD-1 did not disclosed an Recording fee of $XXX as Prepaid finance charge.
XXX       193421942 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 CT    1/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193421973 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2011                                                                                                                                             B           B           No       Yes       Final HUD1 AL    3/XX/2011    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        used as disbursement date for compliance testing. - EV2
                                                                                                                         COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                                                                                         documented in file                                                              all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193420948 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2011                                                                                                                                             B           B           No       Yes       Final HUD1 VA    3/XX/2011    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193420756 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2011    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 AL    9/XX/2011    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       documented in file                                                              *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193420616 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 FL    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        all other settlement charges. - EV2
                                                                                                                         COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                         documented in file                                                              - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193420351 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2011                                                                                                                                             B           B           Yes      Yes       Final HUD1 NJ    12/XX/2011   Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        used as disbursement date for compliance testing. - EV2
                                                                                                                         COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                                                                                         documented in file                                                              all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421604 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application. - EV2                                                                                                                                                  B           B           Yes      Yes       Final HUD1 CO    2/XX/2012    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2012
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             used as disbursement date for compliance testing. - EV2
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       documented in file                                                              *** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421992 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PA    4/XX/2012    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             all other settlement charges. - EV2                                                                                                                                                                       COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       documented in file                                                              *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421256 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 FL    6/XX/2012    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             rate used for testing. - EV2
                                                      provided - EV3                                                     documented in file                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/16: Appraisal not provided                                     all other settlement charges. - EV2
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                       *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
XXX       193420540 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 VA    9/XX/2012    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             all other settlement charges. - EV2
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: documented in file                                                              *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       *** (OPEN) Missing Valuation:                                                   *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                         COMMENT: 2024/XX/16: Appraisal not provided                                     *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193421337 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 TN    9/XX/2012    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                                 rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/15: TIL itemization did not disclose CPL fee of $XXX and Prepaid Interest of $XXX as prepaid finance charge.
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                       *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421484 XXX    XXX       2                *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2012    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TX    12/XX/2012   Purchase      Primary     XXX        $XXX
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                       used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/15: TIL itemization did not disclose an document review of $XXX as prepaid finance charge
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
XXX       193421451 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    7/XX/2003    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2024/XX/16: Appraisal not provided                                     consummation. A lookback was performed to determine this application date. - EV2
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      the standard Due on Sale clause. - EV2                                                                                                             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421068 XXX    XXX       3                *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       3           *** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      Yes       HUD1, not  WA    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      provided                                                                        testing. - EV3                                                                                                                                                                                                                                                                                                                                                                                signed or
                                                      provided - EV3                                                     COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003                                                                                                                                                                                        stamped
                                                      *** (OPEN) Missing Valuation: - EV3                                documented in file                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                         *** (OPEN) Missing Valuation:                                                   *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a
                                                                                                                         COMMENT: 2024/XX/16: Appraisal not provided                                     creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003 12:00:00 AM. - EV2
XXX       193421906 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a                                                                                                                                             B           B           Yes      Yes       Final HUD1 TX    3/XX/2004    Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  COMMENT: 2024/XX/16: Appraisal not provided                                     creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  consummation. A lookback was performed to determine this application date. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
                                                      *** (OPEN) Missing Valuation: - EV3
XXX       193420114 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 WA    8/XX/2011    Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                      *** (OPEN) Missing Valuation: - EV3                                COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             all other settlement charges. - EV2
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: documented in file                                                              *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       *** (OPEN) Missing Valuation:                                                   *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                         COMMENT: 2024/XX/16: Appraisal not provided                                     *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
XXX       193420690 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2011                                                                                                                                             B           B           Yes      Yes       Final HUD1 SC    10/XX/2011   Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       documented in file                                                              *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
XXX       193420647 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                                                                                                                                                                      B           B           Yes      Yes       Final HUD1 MO    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                              provided
                                                      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms
                                                      provided - EV3                                                     documented in file
                                                      *** (OPEN) Missing Valuation: - EV3                                *** (OPEN) Missing Valuation:
                                                                                                                         COMMENT: 2024/XX/15: Appraisal not provided
XXX       193421116 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2009                                                                                                                                             B           B           No       Yes       Final HUD1 PA    10/XX/2009   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms
                                                      not provided - EV3                                                 documented in file
XXX       193421071 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2010                                                                                                                                             B           B           No       Yes       Final HUD1 OH    9/XX/2010    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                 provided                                                                        used as disbursement date for compliance testing. - EV2
                                                                                                                         COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms             *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                         documented in file                                                              *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420622 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2012                                                                                                                                             B           B           No       Yes       Final HUD1 PA    2/XX/2012    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        used as disbursement date for compliance testing. - EV2
                                                      Documents) - EV3                                                   COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms             *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not        documented in file.                                                             - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421627 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2                                                                                                                                                                                                         B           B           No       Yes       Final HUD1 MD    6/XX/2012    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                      Documents) - EV3                                                   COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             all other settlement charges. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    documented in file                                                              *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193420640 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not       2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 ME    7/XX/2012    Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2012
                                                                                                                         COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             used as disbursement date for compliance testing. - EV2
                                                                                                                         documented in file                                                              *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420630 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 PA    7/XX/2012    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      Documents) - EV3                                                   COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms             rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2012
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193420230 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2                                                                                                                                           B           B           Yes      Yes       Final HUD1 TX    12/XX/2012   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193420293 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 TX    4/XX/2013    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                 provided                                                                        *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                         COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2 documented in file
XXX       193421485 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2013    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    11/XX/2013   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                 provided                                                                        used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                         COMMENT: 2024/XX/15: High Cost testing complete - Premium and terms             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                         documented in file.                                                             *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
XXX       193420040 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.86365% or Final Disclosure APR of  B           B           Yes      Yes       Final HUD1 NC    11/XX/2013   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        rate used for testing. - EV2                                                                                                                                                                              XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    COMMENT: 2024/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2013    COMMENT: 2024/XX/18: The loan file contains the following third-party documentation:  1) income/asset verification (WVOE, paystubs, W-2,
                                                      not provided - EV3                                                 documented in file                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   VOE) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.86365% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + analysis (approval, AUS).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML
                                                                                                                                                                                                         XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                                          ability to repay provision.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       COMMENT: 2024/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three
                                                                                                                                                                                                         (3) business days prior to closing. - EV2
XXX       193421369 XXX    XXX       2        1       *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure:   *** (CLEARED) VA IRRRL Comparison is missing.: Disclosure: VA -     2           *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2             *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to  B           B           Yes      No                   OH    12/XX/2017   Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      VA - Loan Guaranty Certificate (Government Documents) - EV1        IRRRL Comparison (Government Documents)                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt   repay not verified with reliable documentation.                                                                                                                                                                                                                              Harbor QM    Harbor QM
                                                      *** (CLEARED) VA IRRRL Comparison is missing.: Disclosure: VA -    COMMENT: 2024/XX/02: VA - IRRRL Comparison (Government Documents):              of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2                                                                                   COMMENT: 2024/XX/16: Borrower's ability to repay not verified with reliable documentation.
                                                      IRRRL Comparison (Government Documents) - EV1                      VA IRRRL Comparison is missing.                                                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1  *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received
                                                      *** (CLEARED) VA Lender's Certification is missing. - EV1                                                                                          *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1      Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by
                                                                                                                                                                                                         *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to            borrower within five (5) business days of application.
                                                                                                                                                                                                         demonstrate ability to repay. - EV1                                                                                                                                                                       COMMENT: 2024/XX/16: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5)
                                                                                                                                                                                                         *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1                                             business days of application.
                                                                                                                                                                                                         *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM
                                                                                                                                                                                                         *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1                                                          does not match Due Diligence Loan Designation of ATR Fail.
                                                                                                                                                                                                         *** (CLEARED) VA IRRRL NTB Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for IRRRL NTB not met. - EV1                                                                                      COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix
                                                                                                                                                                                                                                                                                                                                                                                                                   Q requirements.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) VA IRRRL NTB Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for IRRRL NTB not met.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/02: Originated as VA IRRRL, waterfall due to missing VA disclosures.
XXX       193421707 XXX    XXX       3        3       *** (OPEN) Missing Document: Hazard Insurance Policy not provided  *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:  2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      No                   VA    3/XX/2021    Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      - EV3                                                              VA - Loan Summary Sheet 26-0286 (Government Documents)                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: Limited Denials of Participation      COMMENT: 2024/XX/16: VA - Loan Summary Sheet 26-0286 is missing
                                                      (LDP) not provided - EV3
                                                      *** (OPEN) Missing Document: Occupancy Certificate not provided -
                                                      EV3
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3
                                                      *** (OPEN) VA - Veteran's Statement - Initial was not provided to the veteran within 3 business days of application.: Disclosure: VA
                                                      - Veteran's Statement - Initial (Government Documents) - EV3
XXX       193421531 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The subject property is located in *** (OPEN) FEMA Disaster Issue: The subject property is located in  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      No                   FL    8/XX/2016    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      a FEMA disaster that does not have a declared end date. - EV3      a FEMA disaster that does not have a declared end date.                         rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      Harbor QM    Harbor QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2024/XX/15: Disaster Name: XXX                                                                                                                                                                                                                                                   COMMENT: 2024/XX/16: Last Date Rate Set and Initial Rate Lock Date not provided.
                                                      - EV3                                                              Disaster Declaration Date: XX/XX/XXXX
                                                      *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      Loan Guaranty Certificate (Government Documents) - EV3             COMMENT: 2024/XX/16: File is missing the Rate Lock document.
                                                      *** (OPEN) Missing Document: General Services Administration (GSA)
                                                      not provided - EV3
                                                      *** (OPEN) Missing Document: Limited Denials of Participation
                                                      (LDP) not provided - EV3
                                                      *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars. -
                                                      EV3
                                                      *** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape
                                                      Clause (Government Documents) - EV3
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3
XXX       193421141 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of        *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by      B           B           Yes      No                   OH    4/XX/2016    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2                                                                                                                          Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by                                                                                                                                            Harbor QM    Harbor QM
                                                      *** (OPEN) VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds   COMMENT: 2024/XX/16: The subject property is located in a FEMA                  *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2                       lender.
                                                      1%: Origination Fee and/or Itemized Fees and Charges paid by the   Disaster area. Require a post-disaster inspection verifying there                                                                                                                                                                                                                         COMMENT: 2024/XX/16: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
                                                      borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. -    was no damage to the subject property.                                                                                                                                                                                                                                                    *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not
                                                      EV3                                                                                                                                                                                                                                                                                                                                                          receive the required Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/16: Consumer did not receive the required Closing Disclosure.
XXX       193422114 XXX    XXX       3        3       *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - *** (OPEN) Missing Document: General Services Administration (GSA)  2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   WA    6/XX/2017    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      Loan Guaranty Certificate (Government Documents) - EV3             not provided                                                                    three (3) business days prior to consummation. (Type:Primary/06/XX/2017) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) COMMENT: 2024/XX/15: General Services Administration (GSA) is                                                                                                                                                                                                                             (Type:Primary/06/XX/2017)
                                                      not provided - EV3                                                 missing                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/16: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) The collected VA Funding Fee does not match the         *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not                                                                                                                                                                                                                                 (Type:Primary/06/XX/2017)
                                                      required VA Funding Fee  per the VA Lender Handbook/Circulars. -   compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393
                                                      EV3                                                                (Government Documents)
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/15: Underwriter signed date is missing.
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3
                                                      *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not
                                                      compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393
                                                      (Government Documents) - EV3
XXX       193421481 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   TX    3/XX/2016    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     three (3) business days prior to consummation. (Type:Primary/02/XX/2016) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: Occupancy Certificate not provided -  COMMENT: 2024/XX/16: The subject property is located in a FEMA                                                                                                                                                                                                                            (Type:Primary/02/XX/2016)
                                                      EV3                                                                Disaster area. Require a post-disaster inspection verifying there                                                                                                                                                                                                                         COMMENT: 2024/XX/17: Evidence of appraisal receipt 3 days prior to close not provided.
                                                      *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not          was no damage to the subject property.
                                                      compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393  *** (OPEN) VA Loan Analysis Worksheet Form 26-6393 is not
                                                      (Government Documents) - EV3                                       compliant.: Disclosure: VA - Loan Analysis Worksheet Form 26-6393
                                                                                                                         (Government Documents)
                                                                                                                         COMMENT: 2024/XX/16: VA Loan Analysis is not signed by UW.
XXX       193421179 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The subject property is located in *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA -  2           *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an Amount Financed         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing       B           B           Yes      No                   FL    9/XX/2016    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      a FEMA disaster that does not have a declared end date. - EV3      Loan Guaranty Certificate (Government Documents)                                disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       Disclosure provided on 09/XX/2016 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in                                                                                                                                     Harbor QM    Harbor QM
                                                      *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - COMMENT: 2024/XX/15: VA - Loan Guaranty Certificate missing in file             Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not
                                                      Loan Guaranty Certificate (Government Documents) - EV3             *** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape              Disclosure dated 09/XX/2016). (Final/09/XX/2016) - EV2                                                                                                                                                    accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                      *** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape Clause (Government Documents)                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Finance Charge on  Charge calculations are based on Closing Disclosure dated 09/XX/2016). (Final/09/XX/2016)
                                                      Clause (Government Documents) - EV3                                COMMENT: 2024/XX/15: VA - Escape Clause is missing in file                      page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which COMMENT: 2024/XX/15: Final Closing Disclosure provided on 09/XX/2016 disclosed an Amount Financed disclosed an inaccurate Amount exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2016). (Final/09/XX/2016) - EV2                                                Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   provided on 09/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2016).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/09/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/15: Final Closing Disclosure provided on 09/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold
XXX       193421774 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The subject property is located in *** (OPEN) FEMA Disaster Issue: The subject property is located in  2           *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least *** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014):  B           B           Yes      No                   FL    9/XX/2019    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      a FEMA disaster that does not have a declared end date. - EV3      a FEMA disaster that does not have a declared end date.                         three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2019) - EV2                                                                            Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not                                                                                                                                            Harbor QM    Harbor QM
                                                      *** (OPEN) The file does not contain evidence the lender complied  COMMENT: 2024/XX/15: Disaster Name: XXX                                         *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019  provided at or before closing. (Type:Primary/09/XX/2019)
                                                      with the VA Required Search Requirements for and Treatment of      Disaster Declaration Date: XX/XX/XXXX                                           disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/09/XX/2019) - EV2                                                                                   COMMENT: 2024/XX/17: Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and
                                                      Debts Owed to the Federal Government. - EV3                        *** (OPEN) The file does not contain evidence the lender complied                                                                                                                                                                                                                         appraisal was not provided at or before closing.
                                                      *** (OPEN) VA - Lender Loan Quality Certification was not          with the VA Required Search Requirements for and Treatment of Debts                                                                                                                                                                                                                       *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure -
                                                      provided.: Disclosure: VA - Lender Loan Quality Certification      Owed to the Federal Government.                                                                                                                                                                                                                                                           Loan Disclosures: Final Closing Disclosure provided on 09/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and
                                                      (Government Documents) - EV3                                       COMMENT: 2024/XX/15: The file does not contain evidence the lender                                                                                                                                                                                                                        non-borrower paid amounts. (Final/09/XX/2019)
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: complied with the VA Required Search for and Treatment of Debts                                                                                                                                                                                                                           COMMENT: 2024/XX/15: Final Closing Disclosure provided on 09/XX/2019 disclosed an Initial Escrow Payment that includes both borrower and
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       Owed to the Federal Government                                                                                                                                                                                                                                                            non-borrower paid amounts.
                                                                                                                         *** (OPEN) VA - Lender Loan Quality Certification was not
                                                                                                                         provided.: Disclosure: VA - Lender Loan Quality Certification
                                                                                                                         (Government Documents)
                                                                                                                         COMMENT: 2024/XX/15: : VA - Lender Loan Quality Certification was
                                                                                                                         not provided.
                                                                                                                         *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:
                                                                                                                         VA - Loan Summary Sheet 26-0286 (Government Documents)
                                                                                                                         COMMENT: 2024/XX/15: VA - Loan Summary Sheet 26-0286 is missing in loan file
XXX       193421070 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      2           *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                                                                                                                                                                      B           B           Yes      No                   CA    2/XX/2018    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      EV3                                                                COMMENT: 2024/XX/18: AUS allowed for a Property Inpection Waiver.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          Missing Appraisal required per guidelines.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3
                                                      *** (OPEN) Due diligence review based on non-origination
                                                      guidelines (i.e. aggregator, seller). - EV2
XXX       193420673 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 GA    4/XX/2002    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2002    calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/17: TIL Itemization did not disclose Loan Attorneys' Fee of $XXX, Tittle Courier/Messenger Fee of $XXX, as prepaid
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         finance charges.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193421119 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 OH    3/XX/2006    Purchase      Primary     XXX        $XXX
XXX       193421476 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant  *** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank       B           B           Yes      No                   NJ    9/XX/2021    Refinance     Primary     XXX        $XXX                  Higher       Higher
                                                                                                                                                                                                         three (3) business days prior to consummation. (Type:Primary/XX/20/2021) - EV2                                                                                                                            2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.                                                                                                                                                         Priced QM    Priced QM
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed         (Type:Primary/XX/20/2021)
                                                                                                                                                                                                         disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       COMMENT: 2024/XX/19: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                                                                                                                                                                         Disclosure dated 11/XX/2021). (Final/09/XX/2021) - EV2                                                                                                                                                    Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in
                                                                                                                                                                                                         *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on  the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021). (Final/09/XX/2021) - EV2                                                Charge calculations are based on Closing Disclosure dated 11/XX/2021). (Final/09/XX/2021)
                                                                                                                                                                                                         *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2024/XX/19: Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an
                                                                                                                                                                                                         (Final/09/XX/2021) - EV2                                                                                                                                                                                  inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated
                                                                                                                                                                                                         *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be
                                                                                                                                                                                                         (Initial/07/XX/2021) - EV2                                                                                                                                                                                considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated
                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation   11/XX/2021).
                                                                                                                                                                                                         to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2021) - EV1                                                                                                               *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                         *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation  provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The
                                                                                                                                                                                                         of Fails Temporary (GSE) QM Testing. - EV1                                                                                                                                                                disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which
                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.58362% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR   exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021).
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                                                                             (Final/09/XX/2021)
                                                                                                                                                                                                         *** (CLEARED) Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is not eligible for Temp QM status under GSE requirements (application date is on or after 7/XX/21 or loan was                COMMENT: 2024/XX/19: Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5
                                                                                                                                                                                                         purchased/securitized after 8/XX/21). - EV1                                                                                                                                                               that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by
                                                                                                                                                                                                                                                                                                                                                                                                                   $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2021).
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: Earliest CD in file is signed/final CD issued 9/XX/21, please provide all LEs/CDs issued to borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                                                                                                                                                                                                                                                                                                                                                                                   within three (3) business days of application. (Initial/07/XX/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: Only LE in file issued 7/XX/21 vs. 12/XX/20 application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule
                                                                                                                                                                                                                                                                                                                                                                                                                   (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                   (Type:Primary/XX/20/2021)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/04: Missing evidence of appraisal receipt for report dated 7/XX/21.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/04: Qualified Mortgage: Loan is not eligible for Temp QM status under GSE requirements (application date is on or after
                                                                                                                                                                                                                                                                                                                                                                                                                   7/XX/21 or loan was purchased/securitized after 8/XX/21).
XXX       193420811 XXX    XXX       2        1                                                                                                                                              2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   MD    10/XX/2019   Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the                                                                                                                                        SHQM         SHQM
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   borrower. (7520)                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                         tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    COMMENT: 2024/XX/19: Credit report Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure.                                                                                                                                        Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX    File does not contain a valid Change of circumstance for this fee, nor sufficient cure for total overages.
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: Appraisal Fee was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of circumstance for this fee, nor sufficient cure for total overages.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2024/XX/19: $XXX cure provided for this overage, however total cure insufficient for total overages.  See other exceptions.
XXX       193421259 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    1/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421274 XXX    XXX       2                *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 VA    12/XX/2012   Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                     COMMENT: 2024/XX/23: Appraisal not provided.                                    *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2024/XX/20: The TIL itemization did not include the following fee(s) as prepaid finance charges: Flood Certification (Life of
                                                                                                                                                                                                         all other settlement charges. - EV2                                                                                                                                                                       Loan) $XXX, Settlement/Closing/Escrow Fee $XXX, Tax Service Fee (Life of Loan) $XXX. Additionally, the TIL itemization reflects
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2                                           differences between the itemization and HUD amounts charged for the following fee(s): Mortgage Insurance Premium of $XXX vs. HUD amount
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           $XXX, Prepaid Interest of $XXX vs. HUD amount $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
XXX       193422025 XXX    XXX       2                *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3     *** (OPEN) Missing Valuation:                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NC    3/XX/2012    Refinance     Primary     XXX        $XXX
                                                      *** (OPEN) Missing Document: VA Loan Guaranty Certificate not      COMMENT: 2024/XX/20: Appraisal not provided                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                      provided - EV3                                                                                                                                     *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for COMMENT: 2024/XX/20: The TIL itemization did not include the following fee(s) as prepaid finance charges: Flood Life of Loan Fee $XXX.
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                all other settlement charges. - EV2                                                                                                                                                                       Additionally, the TIL itemization reflects differences between the itemization and HUD amounts charged for the following fee(s):
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                                 *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           Mortgage Insurance Premium of $XXX vs. HUD amount $XXX, Prepaid Interest of $XXX vs. HUD amount $XXX, Settlement/Closing/Escrow Fee of
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                       *** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2                                                                                 $XXX vs. HUD amount $XXX, Tax Service Fee of $XXX vs. HUD amount $XXX. The TIL itemization also includes fee(s) as prepaid finance
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2                                                                         charges which were not listed on the HUD-1 or are not classified as finance charges: VA Funding Fee of $XXX, Recording Serv-3rd Party of
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2                           $XXX, Courier/Msngr-3rd Party of $XXX.
XXX       193421212 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                                                                                                                                                                    B           B           Yes      Yes       Final HUD1 NJ    1/XX/2012    Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine
                                                      Documents) - EV3                                                   COMMENT: 2024/XX/27: High Cost testing complete - Premium and terms             rate used for testing. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      - EV3                                                              *** (OPEN) Missing Valuation:                                                   *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    COMMENT: 2024/XX/24: Appraisal not provided                                     all other settlement charges. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                      *** (OPEN) Missing Valuation: - EV3                                                                                                                *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193420726 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not       *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.54352% or Final Disclosure APR of  B           B           No       Yes       Final HUD1 MI    12/XX/2011   Purchase      Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan            provided                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2011    XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan.
                                                      application.: Disclosure: FHA - Informed Consumer Choice           COMMENT: 2024/XX/27: High Cost testing complete - Premium and terms             used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2024/XX/23: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs, W-2, VOE)
                                                      Disclosure (Government Documents) - EV3                            documented in file                                                              *** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.54352% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    XX.XX%, or XX.XX%.  Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                                          analysis (AUS).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to
                                                      not provided - EV3                                                                                                                                 *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2                                                           repay provision.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure
                                                                                                                                                                                                         Statement to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421024 XXX    XXX       2                *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure:                                                                     2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2011                                                                                                                                             B           B           No       Yes       Final HUD1 OK    9/XX/2011    Purchase      Primary     XXX        $XXX
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3                                                                                       used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
XXX       193421895 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for                                                                                                                                          B           B           Yes      Yes       Final HUD1 PA    5/XX/2010    Refinance     Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  all other settlement charges. - EV2
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
XXX       193420035 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 CT    12/XX/2008   Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        rate used for testing. - EV2
                                                      Documents) - EV3                                                   COMMENT: 2024/XX/26: High cost testing complete - Premium and terms             *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2008
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file.                                                             used as disbursement date for compliance testing. - EV2
                                                      - EV3
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
XXX       193421283 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 LA    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421941 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   PA    3/XX/2020    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Harbor QM    Harbor QM
                                                      *** (OPEN) VA - Loan Summary Sheet 26-0286 is missing: Disclosure: COMMENT: 2024/XX/20: The subject property is located in a FEMA
                                                      VA - Loan Summary Sheet 26-0286 (Government Documents) - EV3       disaster area and no post disaster inspection report was provided.
XXX       193422162 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Initial Rate Lock rate date is not documented in file.   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing          B           B           Yes      No                   CA    2/XX/2020    Refinance     Primary     XXX        $XXX                  VA           VA
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2024/XX/19: Rate lock is missing.                                      rate used for testing. - EV2                                                                                                                                                                              Disclosure provided on 02/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments                                                                                                                                       Rebuttable   Rebuttable
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Total of        for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2020).  The disclosed Total of                                                                                                                                             Presumption  Presumption
                                                      - EV3                                                                                                                                              Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 02/XX/2020).  The disclosed Total of      Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX                                                                                                                                        QM           QM
                                                      *** (OPEN) Missing Document: Limited Denials of Participation                                                                                      Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2020) - EV2                                 threshold. (Final/02/XX/2020)
                                                      (LDP) not provided - EV3                                                                                                                           *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of VA Rebuttable    COMMENT: 2024/XX/26: Final Closing Disclosure provided on 02/XX/2020 disclosed an inaccurate Total of Payments on page 5 that does not
                                                      *** (OPEN) VA - Veteran's Statement - Initial was not provided to                                                                                  Presumption QM. - EV1                                                                                                                                                                                     match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated
                                                      the veteran within 3 business days of application.: Disclosure: VA                                                                                 *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1               02/XX/2020). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of
                                                      - Veteran's Statement - Initial (Government Documents) - EV3                                                                                       *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party         payments of $XXX which exceeds the $XXX threshold. (Final/02/XX/2020)
                                                      *** (WAIVED) VA - Loan Summary Sheet 26-0286 is missing:                                                                                           records. (XXX XXX/Wages) - EV1                                                                                                                                                                            *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM
                                                      Disclosure: VA - Loan Summary Sheet 26-0286 (Government Documents)                                                                                 *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) does not match Due Diligence Loan Designation of VA Rebuttable Presumption QM.
                                                      - EV2                                                                                                                                              - EV1                                                                                                                                                                                                     COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                      *** (WAIVED) VA - Veteran's Statement - Final is missing.:                                                                                         *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               *** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      Disclosure: VA - Veteran's Statement - Final (Government                                                                                           characteristics are DTI: 17.00075%, LTV/CLTV: 88.66667%/88.66667%, Credit Score: , Occupancy: Primary, Purpose: Refinance, Streamlined - EV1                                                              using reasonably reliable third-party records.
                                                      Documents) - EV2                                                                                                                                   *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1                                                                                   COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                      *** (WAIVED) VA IRRRL Comparison is missing.: Disclosure: VA -                                                                                     *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment.            *** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-
                                                      IRRRL Comparison (Government Documents) - EV2                                                                                                      (XXX/14699517) - EV1                                                                                                                                                                                      2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (CLEARED) Federal Collection Policy is missing.: Disclosure:                                                                                   *** (CLEARED) VA IRRRL NTB 2018 Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 5/2018 IRRRL NTB not met. - EV1                                                                          COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                      VA - Federal Collection Policy (Government Documents) - EV1                                                                                        *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1                                  *** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income
                                                      *** (CLEARED) Loan Guaranty Certificate is missing.: Disclosure:                                                                                                                                                                                                                                                                                             due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      VA - Loan Guaranty Certificate (Government Documents) - EV1                                                                                                                                                                                                                                                                                                  COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                      *** (CLEARED) VA - Veteran's Statement - Initial is missing.:                                                                                                                                                                                                                                                                                                *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      Disclosure: VA - Veteran's Statement - Initial (Government                                                                                                                                                                                                                                                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 17.00075%, LTV/CLTV: 88.66667%/88.66667%, Credit
                                                      Documents) - EV1                                                                                                                                                                                                                                                                                                                                             Score: , Occupancy: Primary, Purpose: Refinance, Streamlined
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing
                                                                                                                                                                                                                                                                                                                                                                                                                   Employment Dates to verify two years current employment. (XXX/14699517)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) VA IRRRL NTB 2018 Test: VA Qualified Mortgage (Dodd-Frank 2014) - Requirements for 5/2018 IRRRL NTB not met.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES,
                                                                                                                                                                                                                                                                                                                                                                                                                   ETS or WVOE. (XXX XXX/Wages)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Waterfall due to missing VA Lender Certification and other VA disclosures as well as VOE.
XXX       193422220 XXX    XXX       3        3       *** (OPEN) VA - Escape Clause is not compliant.: Disclosure: VA -  *** (OPEN) VA - Escape Clause is not compliant.: Disclosure: VA -   2           *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not  B           B           Yes      No                   IL    6/XX/2019    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      Escape Clause (Government Documents) - EV3                         Escape Clause (Government Documents)                                            EV2                                                                                                                                                                                                       obtain signature on Affiliated Business Arrangement Disclosure.                                                                                                                                                                                                              Harbor QM    Harbor QM
                                                                                                                         COMMENT: 2024/XX/23: VA - Escape Clause is not signed by borrower                                                                                                                                                                                                                         COMMENT: 2024/XX/23: Affiliated Business Arrangement Disclosure is not signed by borrower.
                                                                                                                         and seller.
XXX       193421459 XXX    XXX       3        3       *** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA -                                                                     2           *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017  *** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure -   B           B           Yes      No                   NY    7/XX/2017    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      Loan Guaranty Certificate (Government Documents) - EV3                                                                                             disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/07/XX/2017) - EV2                                                                                   Loan Disclosures: Final Closing Disclosure provided on 07/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and                                                                                                                                        Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: General Services Administration (GSA)                                                                                                                                                                                                                                                                                           non-borrower paid amounts. (Final/07/XX/2017)
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           COMMENT: 2024/XX/23: Seller paid a portion of initial escrow deposit.
                                                      *** (OPEN) Missing Document: Limited Denials of Participation
                                                      (LDP) not provided - EV3
XXX       193421610 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   TX    4/XX/2017    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     (Initial/04/XX/2017) - EV2                                                                                                                                                                                Borrower(s) at least three (3) business days prior to closing. (Initial/04/XX/2017)                                                                                                                                                                                          Harbor QM    Harbor QM
                                                                                                                         COMMENT: 2024/XX/23: Post Disaster Inspection not in file.                                                                                                                                                                                                                                COMMENT: 2024/XX/23: Evidence of earlier receipt not provided, initial CD not signed by borrower and doc tracking not provided.
XXX       193422054 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   FL    9/XX/2022    Purchase      Primary     XXX        $XXX                  Safe Harbor  Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            QM (APOR)    QM (APOR)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2024/XX/24: Most Recent Valuation Inspection Date:
                                                                                                                         XX/XX/XXXX
                                                                                                                         Disaster End Date: XX/XX/XXXX
                                                                                                                         Disaster Name: XXX
                                                                                                                         Disaster Declaration Date: XX/XX/XXXX
XXX       193421158 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1986                                                                                                                                             B           B           No       Yes       Final HUD1 NY    12/XX/1986   Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        used as disbursement date for compliance testing. - EV2
                                                      Documents) - EV3                                                   COMMENT: 2025/XX/21: High Cost testing complete - Premium and terms             *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  documented in file                                                              - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1986 which is 1 months prior to
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        consummation. A lookback was performed to determine this application date. - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate
                                                      not provided - EV3
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193421788 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    PA    11/XX/2004   UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421373 XXX    XXX       2        2       *** (WAIVED) Rural property type is not permitted per Guidelines.  *** (WAIVED) Rural property type is not permitted per Guidelines.   2           *** (WAIVED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to          *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee B           B           Yes      No                   VA    7/XX/2022    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      - EV2                                                              COMMENT: 2022/XX/03: Per appraisal, subject property location is                applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV2                                                                                                                  Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         rural, which is not allowed per guidelines.                                     *** (WAIVED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.51864% is in excess of the investor allowable maximum of  3.00000% of   borrower. (8304)
                                                                                                                                                                                                         the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .51864%). - EV2                           COMMENT: 2022/XX/03: Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                         *** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation   *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                         to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2022) - EV1                                                                                                               Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.17810% or Final Disclosure APR of XX.XX% is in excess of allowable threshold of APOR XX.XX%  borrower. (7200)
                                                                                                                                                                                                         + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV1                                                                                                                                    COMMENT: 2022/XX/02: Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the
                                                                                                                                                                                                         *** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX  borrower.
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (8304) - EV1
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV1
                                                                                                                                                                                                         *** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV1
XXX       193422188 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not        *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.                                                                                                                                           B           B           No       Yes       Final HUD1 TN    11/XX/1997   Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                     provided                                                                        - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    COMMENT: 2025/XX/21: High Cost testing complete - Premium and terms
                                                      not provided - EV3                                                 documented in file.
XXX       193420598 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 3           *** (OPEN) Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Subject To High Cost): Construction to Perm Incomplete Note - Combined Disclosures - Construction Phase Addendum/Rider or                                                                                                                                          D           D           Yes      No        Missing    TX    10/XX/2004   Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        Construction Loan Agreement or other source documentation containing construction phase loan terms not in file.  Compliance testing performed based on terms of permanent financing only, however
                                                      Documents) - EV3                                                   COMMENT: 2025/XX/18: High Cost testing complete - Premium and terms             calculated APR may not be accurate due to missing information. - EV3
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  documented in file                                                              *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance
                                                      file. - EV3                                                                                                                                        testing is unreliable. - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420415 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    AL    5/XX/2001    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  testing is unreliable. - EV3
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                                  *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2001 used as disbursement date for
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2001, 04/XX/2001, 03/XX/2001, 03/XX/2001.  Lookback testing performed up to one of the
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421285 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 3           *** (OPEN) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV3                                                                                                                                                                                                                                             D           D           No       No        Missing    OH    7/XX/1993    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        provided                                                                        *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2025/XX/18: High Cost testing not complete - Premium and               testing is unreliable. - EV3
                                                      - EV3                                                              terms were not documented in file                                               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/1993 used as disbursement date for compliance testing. - EV2
                                                      provided - EV3                                                                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    compliance with rescission timing requirements - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420849 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not       *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 GA    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan            provided                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2008, 04/XX/2008, 04/XX/2008.  Lookback testing performed up to one of the following: TRID
                                                      application.: Disclosure: FHA - Informed Consumer Choice           COMMENT: 2025/XX/24: High Cost testing complete - Premium and terms             start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                      Disclosure (Government Documents) - EV3                            documented in file                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                      not provided - EV3                                                                                                                                 Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3
XXX       193420856 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    5/XX/2006    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fee amounts were sourced from multiple disclosures containing higher amounts than that reflected on HELOC Agreement. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       193421753 XXX    XXX       1                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 PA    4/XX/2009    Refinance     Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan
                                                      application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
XXX       193421951 XXX    XXX       3                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:   *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    MD    1/XX/2009    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government  provided                                                                        testing is unreliable. - EV3
                                                      Documents) - EV3                                                   COMMENT: 2025/XX/18: High Cost testing complete - Premium and terms             *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  documented in file                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for
                                                      - EV3                                                                                                                                              payment of taxes and insurance. - EV2
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to
                                                      provided - EV3                                                                                                                                     consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2009, 12/XX/2008, 12/XX/2008.  Lookback testing performed up to one of the following: TRID
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or
                                                      not provided - EV3                                                                                                                                 Closing Disclosure, no fees were used in testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420224 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CO    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2005 used as disbursement date for
                                                      does not contain the following clauses: - EV2                                                                                                      compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420348 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MI    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193421198 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 PA    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193420983 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    8/XX/2007    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  compliance testing. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                      the standard Due on Sale clause. - EV2                                                                                                             *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421881 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 WV    11/XX/1999   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              COMMENT: 2025/XX/22: Unable to determine reason for under disclosure due to missing itemization of prepaid finance charges.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193421732 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                                                                                                                                                                        B           B           No       Yes       Final HUD1 ID    2/XX/2006    Purchase      Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Idaho Prepayment Penalty: Idado Prepayment Penalty:  Loan contains a prepayment penalty which was not disclosed separately in writing to borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421099 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2006    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 CA    3/XX/2006    Refinance     Second Home XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary        COMMENT: 2025/XX/18: Approval indicates the index used was 3.360%. The Closest index available in our look-back period is 3.460%
                                                                                                                                                                                                         residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 01/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420890 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for                                                                                                                                                 B           B           Yes      No        HELOC      SC    6/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421186 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      NV    8/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                           *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421090 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      NV    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower's ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       193420179 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with      B           B           No       No        HELOC      WA    4/XX/2007    Refinance     UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                 rescission timing requirements.                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    COMMENT: 2025/XX/18: RTC Signature Date Missing
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421955 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    6/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420149 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420088 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       No        HELOC      FL    9/XX/2006    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
XXX       193421159 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    6/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421920 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    7/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421541 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 09/XX/2004 used as disbursement date for                                                                                                                                                B           B           No       No        HELOC      CA    9/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420920 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    5/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       193420593 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    3/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421011 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    2/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420087 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421982 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    6/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                       Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420876 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    2/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420294 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           Yes      No        HELOC      GA    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       193421245 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MD    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
XXX       193421154 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    MO    3/XX/2004    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
XXX       193421114 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1998 used as disbursement date for                                                                                                                                                 B           B           No       Yes       HELOC      MO    8/XX/1998    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/1998, 07/XX/1998, 06/XX/1998, 05/XX/1998, 04/XX/1998, 03/XX/1998, 02/XX/1998.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/1998, prior to three (3) business days from transaction date of 08/XX/1998. - EV2
XXX       193422071 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    9/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421273 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    VA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193422127 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 VA    4/XX/2011    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2011 used as disbursement date for
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     compliance testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2011, 03/XX/2011, 02/XX/2011, 01/XX/2011.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial
                                                                                                                                                                                                         Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7)
                                                                                                                                                                                                         business days prior to note date. - EV2
XXX       193420944 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 VA    9/XX/2011    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match
                                                                                                                                                                                                         NMLSR. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
XXX       193420721 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NJ    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193421506 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan                                                                                                                                             C           C           Yes      Yes       Final HUD1 NC    1/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              information. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2002, 12/XX/2001.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420939 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2002                                                                                                                                             B           B           Yes      Yes       Final HUD1 TX    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/23: High Cost testing not complete - Premium and               *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  terms were not documented in file                                               consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001.  Lookback
                                                      not provided - EV3                                                                                                                                 testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     prior to consummation. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421203 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    3/XX/2002    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/18: High Cost testing not complete - Premium and               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2002
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  terms were not documented in file                                               used as disbursement date for compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2002, 03/XX/2002.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420574 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IN    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2002, 01/XX/2002, 01/XX/2002.  Lookback testing performed up to one of the following: TRID
                                                      does not contain the following clauses: - EV2                                                                                                      start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420038 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 IN    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2002
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422015 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MO    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Prepayment Penalty ARM: Missouri Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421077 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    8/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420076 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 TX    10/XX/2002   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2002, 09/XX/2002, 08/XX/2002, 08/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421347 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 11.66235% is in excess of the allowable maximum of the     *** (OPEN) Missing Document: HUD-1 Addendum not provided                                                                                 D           D           Yes      Yes       Final HUD1 AL    4/XX/2001    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              greater of 8.00000% of the Federal Total Loan Amount and $XXX (2001). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2001) (an overage of $XXX   COMMENT: 2025/XX/22: Line 1305 states "See Addendum to HUD-1, Page 2" and lists $XXX in the borrower paid fee column. No addendum was
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              or 3.66235%).  Non-Compliant High Cost Loan. - EV3                                                                                                                                                        found in the images.
                                                                                                                                                                                                         *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 03/XX/2001 was used for Compliance testing.  The loan would result in a High Cost failure due to points and fees test failure based on the following application dates 04/XX/2001, 03/XX/2001, 02/XX/2001, 01/XX/2001, 12/XX/2000, 11/XX/2000, 10/XX/2000. - EV3
                                                                                                                                                                                                         *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3
                                                                                                                                                                                                         *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2001 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2001, 03/XX/2001, 02/XX/2001, 01/XX/2001, 12/XX/2000, 11/XX/2000, 10/XX/2000.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420713 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                              D           D           No       Yes       HUD1, not  FL    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004                                                                                                                                                                                        signed or
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421028 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    CA    9/XX/2004    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421317 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005                                                                                                                                             B           B           Yes      Yes       Final HUD1 IN    1/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420837 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005                                                                                                                                             B           B           Yes      Yes       Final HUD1 NC    6/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420949 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 AZ    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421015 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    TX    6/XX/2005    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422080 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance  *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage      D           D           No       No        Missing    AL    5/XX/2011    Purchase      Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing is unreliable. - EV3                                                                                                                                                                              Loan:  Borrower's ability to repay not verified with reliable documentation.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     COMMENT: 2025/XX/25: The loan file contains the following third-party documentation:  1) income/asset verification (None) 2)
                                                      - EV3                                                                                                                                              *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien         debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     mortgage loan. - EV2                                                                                                                                                                                      (Approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower's ability to repay not verified with reliable         provision.
                                                                                                                                                                                                         documentation. - EV2                                                                                                                                                                                      *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.32214% or Final Disclosure APR
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   of XX.XX% is equal to or greater than the threshold of APOR X.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2025/XX/25: The loan file contains the following third-party documentation:  1) income/asset verification (None) 2)
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2011 used as disbursement date for        debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis
                                                                                                                                                                                                         compliance testing. - EV2                                                                                                                                                                                 (Approval).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    provision.
                                                                                                                                                                                                         *** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.32214% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR
                                                                                                                                                                                                         XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2011, 04/XX/2011, 03/XX/2011, 02/XX/2011, 01/XX/2011.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
XXX       193420299 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2002                                                                                                                                             B           B           Yes      Yes       Final HUD1 MS    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2002, 11/XX/2002, 10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421049 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    TX    6/XX/2005    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421592 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        Missing    NY    11/XX/2007   Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Investment occupancy with no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points and fees. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420869 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 OH    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420587 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 SC    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Unable to test complaint agency due to missing information. - EV2
XXX       193422033 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to                                                                                                                                                B           B           No       Yes       Final HUD1 NY    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421448 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    PA    6/XX/2003    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421405 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 MI    10/XX/1999   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/1999, prior to three (3) business days from transaction date of 10/XX/1999. - EV2
XXX       193421208 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA                                                                                                                                                  B           B           Yes      Yes       Final HUD1 OK    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420204 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CT    6/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420340 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 AZ    2/XX/2005    Purchase      Investment  XXX        $XXX
                                                      file. - EV3                                                                                                                                        used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                      - EV3
XXX       193422082 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance  *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           No       No        Missing    MO    5/XX/2005    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3                                                                                                                                                                              COMMENT: 2025/XX/01: File contains Final Title, Security Instrument and various post closing documents.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193422085 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 TX    6/XX/2005    Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
XXX       193421945 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 IA    7/XX/2005    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422024 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005    *** (OPEN) Initial TIL not provided                                                                                                      B           B           No       Yes       Final HUD1 MI    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2025/XX/29: Initial TIL documents in file are not dated but are marked estimate and have an APR that matches to the initial
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 commitment letter sent by the lender to the borrower.
                                                                                                                                                                                                         *** (OPEN) Initial TIL not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421318 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 TX    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005    COMMENT: 2025/XX/18: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2025/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2                             dated by borrower so cannot confirm that borrower received.*
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
XXX       193421938 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005                                                                                                                                             B           B           No       Yes       Estimated  CA    1/XX/2005    Refinance     Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                       HUD1
                                                                                                                                                                                                         *** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Estimated HUD1 used to source fees.  Investment occupancy witrh no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points and fees. - EV2
XXX       193420196 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 FL    6/XX/2005    Purchase      Second Home XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421292 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           No       Yes       Final HUD1 FL    3/XX/2005    Purchase      Investment  XXX        $XXX
                                                      file. - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien
                                                      not provided - EV3
XXX       193420283 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 VA    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     COMMENT: 2025/XX/22: TIL appears to be final but not signed nor initialed by borrower.*
                                                                                                                                                                                                         *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               borrower by closing.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          COMMENT: 2025/XX/21: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2                                                                                                                  dated by borrower so cannot confirm that borrower received.*
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
XXX       193421032 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422018 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           No       Yes       Final HUD1 OH    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005    COMMENT: 2025/XX/22: TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to       COMMENT: 2025/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date,    not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420140 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 NC    1/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2006    COMMENT: 2025/XX/18: TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                 borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2025/XX/18: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business          dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193421354 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2                                                                                                                      *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties                                                           B           B           Yes      Yes       Final HUD1 CA    11/XX/2005   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005    COMMENT: 2025/XX/18: TIL appears to be final but not signed nor initialed by borrower.
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     used as disbursement date for compliance testing. - EV2                                                                                                                                                   *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2                                                                       borrower by closing.
                                                                                                                                                                                                         *** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2                                               COMMENT: 2025/XX/18: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     not dated by borrower so cannot confirm when borrower received the TIL
XXX       193421038 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    TX    2/XX/2005    Purchase      UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing is unreliable. - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421168 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    CA    8/XX/2006    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421679 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 KY    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 06/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420296 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted                                                                                                                                           B           B           Yes      Yes       Final HUD1 AL    3/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002, 09/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420565 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    FL    10/XX/2003   Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420937 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                              D           D           Yes      Yes       HUD1, not  AZ    7/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to                                                                                                                                                                                           signed or
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback                                                                                                                                                                                           stamped
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420620 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    IA    4/XX/2005    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420817 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 OK    11/XX/2003   Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421195 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 TX    4/XX/1997    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/1997 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1997 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/1997, 04/XX/1997.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421042 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 LA    5/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Louisiana Prepayment Penalty: Louisiana Prepayment Penalty: Maximum penalty allowed per state is 5%, 4%, 3%, 2%, 1% (in Years 1-5).  Loan contracts for prepay percentages of 4.06250%,
                                                                                                                                                                                                         4.06250%, 4.06250%,   which exceeds the max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193422044 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    MI    10/XX/2003   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                         Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421896 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 TX    9/XX/2002    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 06/XX/2002.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421624 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422084 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                              D           D           Yes      Yes       HUD1, not  OH    12/XX/2002   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                                                              signed or
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2002, 11/XX/2002, 10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193421087 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1999 which is 1 months prior to                                                                                                                                                B           B           No       Yes       Final HUD1 MI    5/XX/1999    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/1999, 04/XX/1999, 03/XX/1999, 02/XX/1999, 01/XX/1999, 12/XX/1998, 11/XX/1998.  Lookback
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420100 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 FL    5/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2008, 04/XX/2008.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420079 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    12/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193420871 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           No       Yes       Final HUD1 FL    12/XX/2004   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
XXX       193422217 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    3/XX/2009    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009. - EV2
XXX       193421961 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           Yes      Yes       Final HUD1 PA    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        (H-8 Form was used and property is in the 3rd circuit) - EV2                                                                                                                                              COMMENT: 2025/XX/06: File contains HUD-1, Right to Cancel, Security Instrument and TIL but no other origination documentation.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421710 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                                                                                                                                                               B           B           Yes      Yes       Final HUD1 AZ    9/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     compliance testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
XXX       193420788 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 NJ    4/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421324 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                              D           D           Yes      Yes       HUD1, not  FL    7/XX/2007    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                         signed or
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                                                                                                                                                                                                         stamped
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420865 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2001    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 TX    11/XX/2001   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.  COMMENT: 2025/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be
                                                      provided - EV3                                                                                                                                     - EV2                                                                                                                                                                                                     fee related.
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420121 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary                                                                                                                                                 B           B           No       Yes       Final HUD1 MD    1/XX/2007    Refinance     Investment  XXX        $XXX
                                                                                                                                                                                                         residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 12/XX/2006.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420694 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 11.02147% is in excess of the allowable maximum of the     *** (OPEN) Missing Document: HUD-1 Addendum not provided                                                                                 D           D           Yes      Yes       Final HUD1 LA    9/XX/1999    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              greater of 8.00000% of the Federal Total Loan Amount and $XXX (1999). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (1999) (an overage of $XXX   COMMENT: 2025/XX/18: HUD line 104 reflects "See Exhibit A" but the addendum was not located.
                                                                                                                                                                                                         or 3.02147%).  Non-Compliant High Cost Loan. - EV3                                                                                                                                                        *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from
                                                                                                                                                                                                         *** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3                                                                                                                                            calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3                                                                                                                  COMMENT: 2025/XX/18: Unable to determine under disclosure due to missing Itemization of Amount Financed.  Under disclosure appears to be
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     fee related.
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1999 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 11.93290% is underdisclosed from calculated APR of 12.66914% outside of 0.125% tolerance. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420554 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary                                                                                                                                                 B           B           No       Yes       Final HUD1 MI    8/XX/2005    Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2005, 07/XX/2005, 07/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420507 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004. - EV2
XXX       193420240 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 OH    11/XX/2005   Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420298 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NC    8/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421807 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 AL    12/XX/2005   Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421833 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NJ    5/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421737 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 CA    12/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421781 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NY    8/XX/2003    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421174 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    MO    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421414 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NY    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: A prepayment penalty is not permissible on an adjustable rate loan less than $XXX and an introductory period less than 5 years.
                                                                                                                                                                                                         Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420221 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    AL    4/XX/2005    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Alabama Prepayment Penalty: Alabama Prepayment Penalty: A prepayment penalty is not permitted under the Consumer Credit Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421526 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 AL    10/XX/2006   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006.  Lookback testing performed up to one of the following: TRID start date,
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421754 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TN    10/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421934 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    TX    9/XX/2000    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2000, 08/XX/2000, 07/XX/2000, 06/XX/2000, 05/XX/2000, 04/XX/2000, 03/XX/2000.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422146 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                                                                                                                                                                       B           B           No       Yes       Final HUD1 VA    12/XX/1994   Purchase      Primary     XXX        $XXX
                                                      provided - EV3                                                                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/1994 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
XXX       193422109 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 LA    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420205 XXX              3                                                                                                                                                       3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/01: File contains post closing documentation.
XXX       193421769 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    12/XX/2003   Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421192 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 MI    11/XX/2005   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2005, 11/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421199 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    FL    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421874 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 NY    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.99000%
                                                                                                                                                                                                         contracts for a prepay term of 60 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
XXX       193422032 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 MA    2/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420212 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NC    3/XX/2005    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420503 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NY    4/XX/2003    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420476 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    TX    2/XX/1998    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1998 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/1998, 01/XX/1998, 12/XX/1997, 11/XX/1997, 10/XX/1997, 09/XX/1997, 08/XX/1997.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420487 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 TN    7/XX/2003    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 06/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
XXX       193421685 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 CO    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421109 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2004                                                                                                                                             B           B           No       Yes       Final HUD1 PA    1/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420904 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003                                                                                                                                             B           B           No       Yes       Final HUD1 CO    5/XX/2003    Refinance     Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 12/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422051 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 NY    7/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193422165 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2                                                                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 NJ    8/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420909 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 KS    4/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 01/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420019 XXX    XXX       1                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 CO    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3
XXX       193422196 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2004                                                                                                                                             B           B           No       Yes       Estimated  MI    4/XX/2004    Refinance     Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                       HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Final HUD-1 RESPA  Investment Occupancy No Business Purpose Cert (Not subject to APL): RESPA:  Missing Final HUD-1 Estimated HUD1 used to source fees.  Investment occupancy witrh no business purpose cert in file.  Loan is not subject to APL tests in scope requiring points and fees. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004, 02/XX/2004, 02/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421147 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 KS    2/XX/2002    Refinance     Primary     XXX        $XXX
XXX       193420092 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to                                                                                                                                                B           B           No       Yes       Final HUD1 FL    5/XX/2003    Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421516 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to                                                                                                                                                B           B           Yes      Yes       Final HUD1 PA    3/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2002, 02/XX/2002, 01/XX/2002.  Lookback testing performed up to one of the following: TRID
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420575 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 GA    2/XX/2002    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2002, 01/XX/2002.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
XXX       193420728 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 HI    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2002 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
XXX       193420190 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           No       Yes       Final HUD1 MS    4/XX/2000    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2000 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2000, 03/XX/2000, 02/XX/2000, 01/XX/2000, 12/XX/1999, 11/XX/1999, 10/XX/1999.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422128 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 WI    11/XX/2003   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/21: TIL itemization did not disclose Escrow fee of $XXX Courier fee of $XXX.5, wire fee of $XXX as prepaid finance
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - charge.
                                                                                                                                                                                                         EV2
XXX       193421074 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           No       Yes       Final HUD1 AL    11/XX/2005   Purchase      Investment  XXX        $XXX
XXX       193420270 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                                           D           D           No       Yes       Estimated  AZ    11/XX/2004   Purchase      UTD         XXX        $XXX
                                                      - EV3                                                              not provided                                                                    *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                                                                         HUD1
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/18: High Cost testing not complete - Premium and               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2004
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  terms were not documented in file                                               used as disbursement date for compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420077 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           No       Yes       Final HUD1 NY    6/XX/2007    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              rate used for testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421010 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    MI    8/XX/2004    Purchase      UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        testing is unreliable. - EV3
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421298 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004                                                                                                                                             B           B           No       Yes       Final HUD1 MD    6/XX/2004    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193420457 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                              D           D           Yes      Yes       HUD1, not  CA    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                                                                     signed or
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of                                                                                                                                                                                                stamped
                                                                                                                                                                                                         application. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2008 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
XXX       193420016 XXX    XXX       3                                                                                                                                                       3           *** (OPEN) (State High Cost) New York High-Cost Loan (Points and Fees): New York High Cost Home Loan Regulations: Points and Fees on subject loan of 5.73616% is in excess of the allowable maximum of                                                                                                                                             C           C           Yes      Yes       Final HUD1 NY    5/XX/2002    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .73616%).  Non-Compliant High Cost Loan. - EV3
                                                                                                                                                                                                         *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2002 used as disbursement date for compliance testing. - EV2
XXX       193420328 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: FHA Case Number Assignment not         3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    NY    1/XX/1987    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not        COMMENT: 2025/XX/24: High Cost testing not complete - Premium and               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1987 used as disbursement date for
                                                      provided - EV3                                                     terms were not documented in file                                               compliance testing. - EV2
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1986 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/1987, 12/XX/1986, 11/XX/1986, 10/XX/1986, 09/XX/1986, 08/XX/1986, 07/XX/1986.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421943 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           No       No        Missing    NY    8/XX/1991    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                              provided                                                                        testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not        COMMENT: 2025/XX/18: High Cost testing not complete - Premium and               *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      provided - EV3                                                     terms were not documented in file                                               *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1991 used as disbursement date for
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    compliance testing. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                                     - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1991 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/1991, 07/XX/1991, 06/XX/1991, 05/XX/1991, 04/XX/1991, 03/XX/1991, 02/XX/1991.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420439 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    1/XX/1994    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/1994    calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                                        used as disbursement date for compliance testing. - EV2                                                                                                                                                   COMMENT: 2025/XX/21: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be
                                                      provided - EV3                                                                                                                                     *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.  fee related.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
XXX       193421763 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/1998    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 NY    7/XX/1998    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/21: TIL itemization did not disclose Commitment fee of $XXX and Attorney fee of $XXX as prepaid finance charge.
XXX       193421493 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                        2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    3/XX/2001    Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                                                                                                                                                                                                                                                                                                           calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/18: Itemization did not include the $XXX Buyer's attorney fee as a prepaid finance charge.
XXX       193420735 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2001    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    10/XX/2001   Purchase      Primary     XXX        $XXX
                                                      not provided - EV3                                                 provided                                                                        used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                         COMMENT: 2025/XX/24: High Cost testing complete - Premium and terms             *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/24: TIL itemization did not disclose Attorney fee $XXX and Mortgage Insurance fee $XXX as prepaid finance charges.
                                                                                                                         documented in file.                                                             *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193421470 XXX    XXX       1                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    11/XX/2004   Purchase      Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan
                                                      application.: Disclosure: FHA - Informed Consumer Choice
                                                      Disclosure (Government Documents) - EV3
XXX       193420774 XXX    XXX       2                *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate    *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      not provided - EV3                                                 provided                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to
                                                                                                                         COMMENT: 2025/XX/24: High Cost testing complete - Premium and terms             consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005.  Lookback
                                                                                                                         documented in file                                                              testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
XXX       193420753 XXX    XXX       3                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           3           *** (OPEN) Connecticut Prepaid Finance Charge: Connecticut Abusive Home Loan Lending Practices Act:   Prepaid Finance Charge Fees of $XXX exceed the greater of $XXX or $XXX. - EV3                                                                                                                                                                C           C           Yes      Yes       Final HUD1 CT    6/XX/2006    Purchase      Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan                                                                                            *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2006
                                                      application.: Disclosure: FHA - Informed Consumer Choice                                                                                           used as disbursement date for compliance testing. - EV2
                                                      Disclosure (Government Documents) - EV3                                                                                                            *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
XXX       193421107 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2                                                                                                                                                                                  B           B           No       Yes       Final HUD1 NY    10/XX/2006   Purchase      Primary     XXX        $XXX
XXX       193420090 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 MD    11/XX/2007   Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 10/XX/2007.  Lookback testing performed up to one of the following: TRID    COMMENT: 2025/XX/24: TIL Itemization did not disclose an Recording Service Fee of $XXX as a prepaid finance charge.
                                                                                                                                                                                                         start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. -
                                                                                                                                                                                                         EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
XXX       193420115 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 WV    1/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2008, 12/XX/2007, 12/XX/2007.  Lookback testing performed up to one of the following: TRID    COMMENT: 2025/XX/24: TIL itemization did not include Tax Service Fee of $XXX as prepaid finance charge start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): West Virginia Residential Mortgage Lender, Broker and
                                                                                                                                                                                                         Servicer Act: Borrower not charged actual amount for third party fees. - EV2
XXX       193420861 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Final HUD1 NY    2/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              provided                                                                        rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: FHA Case Number Assignment not        COMMENT: 2025/XX/24: High Cost testing complete - Premium and terms             *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                      provided - EV3                                                     documented in file.                                                             - EV2
                                                      *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate                                                                                    *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to
                                                      not provided - EV3                                                                                                                                 consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2008, 01/XX/2008, 01/XX/2008.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420243 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    8/XX/2008    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/24: TIL Itemization disclosed $XXX Inspection as a prepaid finance charge but did not disclose $XXX Admin or $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   Settlement fees.
XXX       193421397 XXX    XXX       2                *** (OPEN) Missing Document: FHA Case Number Assignment not                                                                            2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2008                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    12/XX/2008   Refinance     Primary     XXX        $XXX
                                                      provided - EV3                                                                                                                                     used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing.
                                                                                                                                                                                                         - EV2
XXX       193422004 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2009                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    3/XX/2009    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
XXX       193421614 XXX    XXX       1                                                                                                                                                       1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 NY    8/XX/2009    Refinance     Primary     XXX        $XXX
XXX       193421488 XXX    XXX       2                *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                           2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    8/XX/2009    Refinance     Primary     XXX        $XXX
                                                      provided to borrower within 3 business days of the loan                                                                                                                                                                                                                                                                                                      calculated Finance Charge of $XXX in the amount of $XXX.
                                                      application.: Disclosure: FHA - Informed Consumer Choice                                                                                                                                                                                                                                                                                                     COMMENT: 2025/XX/24: TIL Itemization did not disclose $XXX Tax Service as a prepaid finance charge.
                                                      Disclosure (Government Documents) - EV3
XXX       193420542 XXX    XXX       3                *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3                                                                         3           *** (OPEN) ILAPLD - Missing Certificate of Compliance/Exemption: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       C           C           Yes      Yes       Final HUD1 IL    7/XX/2010    Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2  COMMENT: 2025/XX/24: Lender Credit of $XXX from line 802 did not have a clear breakdown of fees to apply towards so only $XXX was used
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2                                                             to offset the origination charge leaving a balance of $XXX in credit.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
XXX       193421615 XXX    XXX       2                *** (OPEN) FHA Informed  Consumer Choice Disclosure is missing.:                                                                       2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2011    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    8/XX/2011    Purchase      Primary     XXX        $XXX
                                                      Disclosure: FHA - Informed Consumer Choice Disclosure (Government                                                                                  used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      Documents) - EV3                                                                                                                                   *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/24: Unable to determine reason for under disclosure due to missing itemization of amount financed. Under disclosure
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                    appears to be fee related.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193421475 XXX    XXX       2                                                                                                                                                       2           *** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2                                                                                                                                     *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    11/XX/2011   Purchase      Primary     XXX        $XXX
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2                                    COMMENT: 2025/XX/24: The amortization schedule indicates the MI would drop off after the 111th payment. However, the calculated MI drop
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2                                                    off isn't until after the 118th payment.
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business
                                                                                                                                                                                                         Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
                                                                                                                                                                                                         - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
XXX       193420579 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004                                                                                                                                             B           B           Yes      Yes       Final HUD1 CA    8/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 05/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420892 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 MD    1/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
XXX       193420830 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 CA    3/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193421385 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      Yes       Line of    NC    4/XX/2008    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                  Credit
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. HELOC Initial Draw Date of 04/XX/2008 used as disbursement date for compliance                                                                                                                                                                                         Closing
                                                                                                                                                                                                         testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                Statement
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
XXX       193422141 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2004                                                                                                                                             B           B           Yes      Yes       Final HUD1 NY    5/XX/2004    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420389 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    PA    8/XX/2004    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for
                                                      does not contain the following clauses: - EV2                                                                                                      compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421257 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 FL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to
                                                      does not contain the following clauses: - EV2                                                                                                      consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421305 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 CA    1/XX/2006    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/24: Loan Commitment and Approval document indicates the Lender used 3.06% as the index. However, the only index
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to       available in the stead look back period is 3.24%.
                                                      does not contain the following clauses: - EV2                                                                                                      consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 12/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420130 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                          *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 FL    10/XX/2005   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/24: Approval indicate the Index used was 2.89%. The closest Index available in our look-back period is 2.97%.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420513 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    MD    1/XX/2005    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain                                                                                   *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for
                                                      the standard Due on Sale clause. - EV2                                                                                                             compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422171 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .04729%. APR of 11.20729% exceeds a threshold of 11.16000%                                                                                                                                            C           C           Yes      Yes       Final HUD1 IA    2/XX/2009    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              based on the US Treasury for comparable maturities of 3.16000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Federal and State High Cost Lookback Failures: Due to missing evidence of initial application date.  An application date of 02/XX/2009 was used for Compliance testing.  The loan would result in a High Cost failure due rate test failure on the following application dates 02/XX/2009. - EV3
                                                                                                                                                                                                         *** (OPEN) This High Cost loan contains one or more prohibited practice exceptions - EV3
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 02/XX/2009 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2009, 01/XX/2009, 12/XX/2008, 11/XX/2008, 10/XX/2008, 09/XX/2008, 08/XX/2008.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193420704 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    LA    6/XX/2007    Refinance     UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420727 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NY    11/XX/2004   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193420183 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 NY    8/XX/2006    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 08/XX/2006.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421319 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2003                                                                                                                                             B           B           Yes      Yes       Final HUD1 HI    12/XX/2003   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 09/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420891 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business                                                                                                                                                   B           B           Yes      Yes       Final HUD1 NC    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              Arrangement Disclosure to applicant within three (3) business days of application. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2
XXX       193420977 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NC    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 09/XX/2004.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421178 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 Alternate Document Used for Fees (Primary): Missing Final HUD-1: HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3                                                                                                                                              D           D           Yes      Yes       HUD1, not  HI    1/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2004                                                                                                                                                                                        signed or
                                                                                                                                                                                                         used as disbursement date for compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                       stamped
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003, 10/XX/2003.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 01/XX/2009. - EV2
XXX       193420395 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)   2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           No       Yes       Final HUD1 FL    12/XX/2003   Purchase      Primary     XXX        $XXX
                                                      - EV3                                                              not provided                                                                    *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to       calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC)  COMMENT: 2025/XX/24: High Cost testing complete - Premium and terms             consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003.  Lookback       COMMENT: 2025/XX/24: Under disclosure is due to MI being disclosed on the final 1003 but the TIL did not disclose MI.
                                                      not provided - EV3                                                 documented in file                                                              testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 8.90700% is underdisclosed from calculated APR of 9.42067% outside of 0.250% tolerance. - EV2
XXX       193420516 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NY    7/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193420054 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 OH    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421415 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 TX    9/XX/2003    Purchase      UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2003
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420784 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    NY    9/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
XXX       193420193 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           No       Yes       Final HUD1 PA    3/XX/2004    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2004, 03/XX/2004.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422028 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2003    *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 IN    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2                                                                                                                                                   calculated Finance Charge of $XXX in the amount of $XXX.
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         COMMENT: 2025/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed. Under disclosure appears to be
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to       fee related.
                                                      does not contain the following clauses: - EV2                                                                                                      consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
XXX       193422102 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2005                                                                                                                                             B           B           No       Yes       Final HUD1 VT    2/XX/2005    Purchase      Investment  XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 11/XX/2004.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420511 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the  *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       C           C           Yes      Yes       Final HUD1 TX    6/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              Fair Market Value" of homestead property securing loan. - EV3                                                                                                                                             calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not         COMMENT: 2025/XX/24: Unable to determine under disclosure fee of $XXX due to missing Itemization of Amount Financed.
                                                                                                                                                                                                         provided to borrower at least one (1) business day prior to closing. - EV3
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of 9.25270% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount.  Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or
                                                                                                                                                                                                         6.25270%.) - EV3
                                                                                                                                                                                                         *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                                                                                                                                                                         *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan  (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Missing Notice Concerning Extensions
                                                                                                                                                                                                         of Credit disclosure, however file includes a signed acknowledgment stating that the owner(s) received the Notice at least 12 days prior to closing. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421173 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                                                                                                                                                          B           B           Yes      Yes       Final HUD1 TN    4/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
XXX       193420957 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.                                                                                                                                                  B           B           Yes      Yes       Final HUD1 TX    4/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 04/XX/2003.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193422187 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 FL    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420813 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2                                                                                                                                                                                   B           B           Yes      Yes       Final HUD1 IA    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193421278 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 NY    9/XX/2003    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to       calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003.  Lookback       COMMENT: 2025/XX/24: TIL Itemization did not disclose CLO Fee - Computerized Loan Orig Fee $XXX as a prepaid finance charge.
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421255 XXX    XXX       2                *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                  2           *** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form                                                                                                                                           B           B           Yes      Yes       Final HUD1 AL    9/XX/2005    Refinance     Primary     XXX        $XXX
                                                                                                                                                                                                         was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2005, 08/XX/2005, 08/XX/2005.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
XXX       193420429 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 CA    9/XX/2004    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
XXX       193421536 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2005                                                                                                                                             B           B           Yes      Yes       Final HUD1 TX    3/XX/2005    Purchase      Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              used as disbursement date for compliance testing. - EV2
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to
                                                      does not contain the following clauses: - EV2                                                                                                      consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 03/XX/2005.  Lookback testing performed up to one of the following: TRID start date,
                                                                                                                                                                                                         TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
XXX       193421457 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) Initial GFE not provided - EV2                                                                                                                                                                                                                                                                                              B           B           Yes      Yes       Final HUD1 NJ    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
XXX       193421579 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           Yes      No        HELOC      AR    3/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420508 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    TN    5/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421805 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MO    6/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420232 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MD    8/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420654 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    7/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421341 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    4/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420611 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      No        HELOC      NM    4/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                  Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421106 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    6/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421267 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        Missing    NJ    6/XX/2006    Refinance     Investment  XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193422073 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No        HELOC      FL    10/XX/2006   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/01: File contains a Security Instrument but no other origination documentation.                                                                                    Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421817 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    12/XX/2005   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420074 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    TN    1/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421771 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    9/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420670 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for                                                                                                                                                 B           B           Yes      No        HELOC      AR    12/XX/2007   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420857 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           No       No        HELOC      FL    9/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to
                                                      not provided - EV3                                                                                                                                 consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421387 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    5/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422131 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    12/XX/2005   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420824 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    AZ    7/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422206 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           Yes      No        HELOC      GA    10/XX/2007   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420380 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    11/XX/2002   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2002, 10/XX/2002, 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420518 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      OR    9/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Oregon Late Charge Grace Period Testing: Oregon Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422104 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    4/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421184 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      No        HELOC      NY    8/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                  Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421277 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      MO    8/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421721 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    4/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422169 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    8/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       193420272 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    5/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421744 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    KS    4/XX/2003    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003, 12/XX/2002, 11/XX/2002, 10/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420845 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with      B           B           Yes      No        HELOC      AR    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                 rescission timing requirements.                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    COMMENT: 2025/XX/24: RTC Signature Date is missing in the document.
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421691 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    7/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
XXX       193422172 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    7/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193422010 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    7/XX/2003    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422046 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      NJ    11/XX/2003   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003, 05/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
XXX       193420344 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      AZ    5/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420466 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    4/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421469 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    5/XX/2004    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193420017 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    11/XX/2007   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2
XXX       193420521 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    2/XX/2008    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421606 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      No        HELOC      NM    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                  Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421022 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422056 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422182 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    3/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421060 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           Yes      No        Missing    GA    2/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420829 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for                                                                                                                                                 B           B           Yes      No        HELOC      NY    5/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420138 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for                                                                                                                                                 B           B           Yes      No        HELOC      NY    11/XX/2003   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003, 07/XX/2003, 06/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422009 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    4/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420988 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 05/XX/2006 used as disbursement date for                                                                                                                                                B           B           No       No        HELOC      CA    5/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421921 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    3/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420394 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    4/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420862 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    5/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420692 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    3/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421839 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    4/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422081 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    KS    12/XX/2005   UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421166 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    3/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006, 10/XX/2006, 09/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421692 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    10/XX/2004   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421313 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    4/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420241 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2008 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    4/XX/2008    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2008, 03/XX/2008, 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421499 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    5/XX/2002    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2002, 04/XX/2002, 03/XX/2002, 02/XX/2002, 01/XX/2002, 12/XX/2001, 11/XX/2001.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421867 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    3/XX/2005    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2
XXX       193421944 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      WA    8/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
XXX       193421919 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    12/XX/2005   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421659 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421083 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    MO    12/XX/2005   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421701 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    MO    12/XX/2005   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421350 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for                                                                                                                                                 B           B           Yes      No        HELOC      NY    2/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003, 09/XX/2003, 08/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421214 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as disbursement date for compliance testing. - EV2                                                                                                                                             B           B           Yes      No        HELOC      GA    11/XX/2006   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                                                                        Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2006, 10/XX/2006, 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421977 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      PA    9/XX/2002    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2002, 08/XX/2002, 07/XX/2002, 06/XX/2002, 05/XX/2002, 04/XX/2002, 03/XX/2002.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2002, prior to three (3) business days from transaction date of 09/XX/2002. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420338 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    10/XX/2004   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421968 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    9/XX/2007    Refinance     Investment  XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421655 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2                                                                                                               *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No        HELOC      CA    6/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2    COMMENT: 2025/XX/01: File does not contain origination documentation for the subject transaction. The Security Instrument in file is not                                            Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    for the subject property or transaction.
                                                      *** (OPEN) Missing Document: Security Instrument - Subject Lien                                                                                    *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420481 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    10/XX/2007   Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
XXX       193420236 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    5/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2007, 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422191 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    7/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421853 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      CA    3/XX/2008    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2008, 02/XX/2008, 01/XX/2008, 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421261 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    11/XX/2004   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420494 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    3/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420020 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 04/XX/2004 used as disbursement date for                                                                                                                                                B           B           No       No        HELOC      CA    4/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 04/XX/2004, 03/XX/2004, 02/XX/2004, 01/XX/2004, 12/XX/2003, 11/XX/2003, 10/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420397 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    3/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420280 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    3/XX/2005    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
XXX       193421287 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                                                                                                                                                                 C           C           Yes      No        HELOC      NJ    8/XX/2004    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for                                                                                                                                                                                            Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004, 04/XX/2004, 03/XX/2004, 02/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421455 XXX    XXX       3                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Missing Final HUD-1 No Alternate Fee Source Document (Primary or Second Home): Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance                                                                                                                                           D           D           Yes      No        Missing    MA    7/XX/2003    UTD           UTD         XXX        $XXX
                                                      - EV3                                                                                                                                              testing is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) (Doc Error) Initial GFE not provided - EV2
                                                      *** (OPEN) Missing note/terms on senior lien.  Subject loan is in                                                                                  *** (OPEN) (Doc Error) Loan was portrayed as first lien but found to be a second lien - EV2
                                                      second position.: Lien Position: 1 - EV3                                                                                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for
                                                      *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and                                                                                     compliance testing. - EV2
                                                      does not contain the following clauses: - EV2                                                                                                      *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2003, 06/XX/2003, 05/XX/2003, 04/XX/2003, 03/XX/2003, 02/XX/2003, 01/XX/2003.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422205 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for                                                                                                                                                 B           B           No       No        HELOC      FL    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        compliance testing. - EV2                                                                                                                                                                                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421835 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    3/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004, 10/XX/2004, 09/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193422077 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    FL    10/XX/2005   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005, 06/XX/2005, 05/XX/2005, 04/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193421618 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not                                                                                                                                          D           D           No       No        Missing    AZ    1/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                                                                                                        in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005, 07/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420442 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in                                                                      2           *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                                                                                                                                                             B           B           No       No        HELOC      CA    11/XX/2004   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                                                                                                        *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2                                                                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3                                                                                              *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 11/XX/2004, 10/XX/2004, 09/XX/2004, 08/XX/2004, 07/XX/2004, 06/XX/2004, 05/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Missing: Unable to test HELOC Agreement due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
XXX       193420643 XXX    XXX       2                *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from       B           B           Yes      Yes       Final HUD1 OH    2/XX/2014    Refinance     Primary     XXX        $XXX
                                                      - EV3                                                                                                                                              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   calculated Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                         rate used for testing. - EV2                                                                                                                                                                              COMMENT: 2025/XX/24: Line 802 is a credit for $XXX but there is no itemization in the file showing which fees were being paid using the
                                                                                                                                                                                                         *** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2         credit.
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2014 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2014, 01/XX/2014, 12/XX/2013, 11/XX/2013, 10/XX/2013, 09/XX/2013, 08/XX/2013.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of
                                                                                                                                                                                                         Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2
                                                                                                                                                                                                         *** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
XXX       193420928 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Due diligence review based on non-origination guidelines 1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      Yes       Final HUD1 MD    6/XX/2014    Purchase      Primary     XXX        $XXX                  Non QM       Non QM
                                                      *** (OPEN) Due diligence review based on non-origination           (i.e. aggregator, seller).
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.
XXX       193421978 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) REO Documents are missing.: Address: XXX, NE, Address:   2           *** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2                                                                                           *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual     B           B           Yes      Yes       Final HUD1 PA    11/XX/2014   Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  XXX,, Address: XXX, Address: XXX,                                               *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not      Loan Originator not licensed to conduct loan origination activities.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2025/XX/25: Mortgage statement, HOI & Tax & HOA documents              match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                            COMMENT: 2025/XX/25: Individual LO not licensed in PA per NMLSR.
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, NE, Address:  are missing.                                                                    *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the    *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR
                                                      XXX,, Address: XXX, Address: XXX, - EV3                            *** (OPEN) Due diligence review based on non-origination guidelines             total payment amount for the loan. - EV2                                                                                                                                                                  Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                      *** (OPEN) Due diligence review based on non-origination           (i.e. aggregator, seller).                                                      *** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. COMMENT: 2025/XX/25: Individual LO not licensed in PA per NMLSR.
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.                  - EV2
                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2
XXX       193421562 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) Initial Rate Lock rate date is not documented in file.   2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      Yes       Final HUD1 NJ    11/XX/2015   Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  COMMENT: 2025/XX/22: No Evidence of Initial Rate Lock date                      rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      SHQM         SHQM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  available in file.                                                              *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not      COMMENT: 2025/XX/22: Initial Rate Lock date is not available in the file.                                                                                                                                                                                                    (GSE/Agency  (GSE/Agency
                                                      - EV3                                                                                                                                              match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2                                                                                                            *** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance,                                                                                                                                     Eligible)    Eligible)
                                                                                                                                                                                                         *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the    including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance,
                                                                                                                                                                                                         total payment amount for the loan. - EV2                                                                                                                                                                  for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/22: Final TIL discloses total taxes and insurance as $XXX, however calculated taxes and insurance is $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):
                                                                                                                                                                                                                                                                                                                                                                                                                   Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/22: Final TIL discloses PITI as $XXX, however calculated PITI is $XXX
XXX       193421342 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Due diligence review based on non-origination guidelines 3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   TX    3/XX/2020    Purchase      Primary     XXX        $XXX                  VA Safe
                                                      guidelines (i.e. aggregator, seller). - EV2                        (i.e. aggregator, seller).                                                                                                                                                                                                                                                                COMMENT: 2025/XX/21: Missing:  Initial and final 1003s, AUS/approval/1008, income docs, asset docs, credit report, LEs/CDs                                                                                                                                                   Harbor QM
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.
XXX       193421734 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Due diligence review based on non-origination guidelines 3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   CA    7/XX/2018    Purchase      Primary     XXX        $XXX                  HUD Safe
                                                      guidelines (i.e. aggregator, seller). - EV2                        (i.e. aggregator, seller).                                                                                                                                                                                                                                                                COMMENT: 2025/XX/21: Missing:  Initial 1003, AUS/approval/1008, income docs, asset docs, credit report, LEs                                                                                                                                                                  Harbor QM
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.
XXX       193421720 XXX    XXX       3        3       *** (OPEN) Missing Document: Fraud Report not provided - EV3                                                                           2           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   MI    4/XX/2020    Purchase      Primary     XXX        $XXX                  Temporary    Temporary
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided                                                                                                                                     SHQM         SHQM
                                                                                                                                                                                                                                                                                                                                                                                                                   to the borrower. (75103)                                                                                                                                                                                                                                                     (GSE/Agency  (GSE/Agency
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee $XXX. File does not contain a valid COC for                                                                                                                                         Eligible)    Eligible)
                                                                                                                                                                                                                                                                                                                                                                                                                   this fee, nor evidence of cure.
XXX       193420638 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193421901 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the       *** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence   C           C           Yes      No                   SC    2/XX/2016    Refinance     Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      - EV3                                                                                                                                              appropriate agency. - EV3                                                                                                                                                                                 loan is eligible for purchase, guarantee or insurance by the appropriate agency.                                                                                                                                                                                             Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: General Services Administration (GSA)                                                                                 *** (OPEN) VA Closing Costs - TRID: VA Qualified Mortgage (Dodd-Frank 2014) - The total of all financed fees exceeds the amount allowed. Max allowed Financed Fees: $XXX.  Actual Financed Fees: $XXX. -  COMMENT: 2025/XX/23: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,
                                                      not provided - EV3                                                                                                                                 EV3                                                                                                                                                                                                       guarantee or insurance by the appropriate agency.
                                                      *** (OPEN) Missing Document: Limited Denials of Participation                                                                                      *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) VA Closing Costs - TRID: VA Qualified Mortgage (Dodd-Frank 2014) - The total of all financed fees exceeds the amount allowed.
                                                      (LDP) not provided - EV3                                                                                                                           rate used for testing. - EV2                                                                                                                                                                              Max allowed Financed Fees: $XXX.  Actual Financed Fees: $XXX.
                                                      *** (OPEN) VA Non IRRRL Loan -  Total Borrower Paid Fees Exceeds                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    COMMENT: 2025/XX/23: Judgment payoff listed as a fee in section H of final CD instead of pg. 3 payoffs.
                                               1%: Origination Fee and/or Itemized Fees and Charges paid by the                                                                                   exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      borrower $XXX, exceeds 1% of the loan amount of $XXX or $XXX. -                                                                                                                                                                                                                                                                                              Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      EV3                                                                                                                                                                                                                                                                                                                                                          borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: Valid change of circumstance or sufficient cure is missing.
XXX       193421382 XXX    XXX       3        3       *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be         B           B           Yes      No                   VA    2/XX/2016    Purchase      Primary     XXX        $XXX                  USDA Safe    USDA Safe
                                                      From Borrower. - EV3                                               Borrower.                                                                       rate used for testing. - EV2                                                                                                                                                                              provided on 01/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test                                                                                                                                     Harbor QM    Harbor QM
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    COMMENT: 2025/XX/23: Documented qualifying Assets for Closing of                *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 01/XX/2016 did not disclose the actual Date Issued. Unable   for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation
                                                      Sign Consent Agreement - EV3                                       $XXX is less than Cash From Borrower $XXX.EMD source of funds not               to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before             due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/01/XX/2016)
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          provided.                                                                       consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/01/XX/2016) - EV2                                                             COMMENT: 2025/XX/23: Closing Disclosure estimated to be provided on 01/XX/2016 did not disclose the actual Date Issued.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  *** (OPEN) FEMA Disaster Issue: The most recent valuation                       *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  inspection is dated prior to the most recent FEMA disaster.                     (Initial/01/XX/2016) - EV2                                                                                                                                                                                Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2016)
                                                      - EV3                                                              COMMENT: 2025/XX/23: The subject property is located in a FEMA                  *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    COMMENT: 2025/XX/23: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                                                                                         disaster area. A post disaster inspection verifying there was no                tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         damage to the subject property is required.                                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      borrower. (8304)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
XXX       193421384 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be         B           B           Yes      No                   NC    3/XX/2016    Purchase      Primary     XXX        $XXX                  HUD Safe     HUD Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  rate used for testing. - EV2                                                                                                                                                                              provided on 02/XX/2016 did not disclose the actual Date Issued. Unable to conclusively determine Final Closing disclosure to use to test                                                                                                                                     Harbor QM    Harbor QM
                                                      *** (OPEN) FHA - Informed Consumer Choice Disclosure was not                                                                                       *** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2016 did not disclose the actual Date Issued. Unable   for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before consummation
                                                      provided to borrower within 3 business days of the loan                                                                                            to conclusively determine Final Closing disclosure to use to test for compliance with applicable TRID timing requirements, TRID fee tolerance testing or accuracy of disclosures at or before             due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/02/XX/2016)
                                                      application.: Disclosure: FHA - Informed Consumer Choice                                                                                           consummation due to missing Issue Date. Tested using an estimated Date Issued based on best information available. (Initial/02/XX/2016) - EV2                                                             COMMENT: 2025/XX/23: Closing Disclosure estimated to be provided on 02/XX/2016 did not disclose the actual Date Issued.
                                                      Disclosure (Government Documents) - EV3                                                                                                            *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2016 on a first lien purchase transaction did not disclose any Seller paid *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 03/XX/2016 on a
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  fees/charges on page 2. (Final/03/XX/2016) - EV2                                                                                                                                                          first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/03/XX/2016)
                                                      - EV3                                                                                                                                              *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2025/XX/23: Final Closing Disclosure 03/XX/2016 on a first lien purchase transaction did not disclose any Seller paid
                                                      *** (OPEN) The FHA Minimum Required Investment was not met per the                                                                                 (Initial/02/XX/2016) - EV2                                                                                                                                                                                fees/charges on page 2.
                                                      Total Calculated Cash to Close on the CD. - EV3                                                                                                    *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                      *** (OPEN) FHA - Amendatory Clause was provided at or after                                                                                        (Initial/02/XX/2016) - EV2                                                                                                                                                                                Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2016)
                                                      closing.: Disclosure: FHA - Amendatory Clause (Government                                                                                          *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX    COMMENT: 2025/XX/23: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
                                                      Documents) - EV2                                                                                                                                   plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2                                                                                                                        *** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s)
                                                      *** (OPEN) FHA - Important Notice to Homebuyer (92900-B) was not                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX        within three (3) business days of application. (Initial/02/XX/2016)
                                                      provided within three days of the application date.: Disclosure:                                                                                   exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552) - EV2                                                                                                            COMMENT: 2025/XX/23: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application
                                                      FHA - Important Notice to Homebuyer (92900-B) (Government                                                                                          *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       *** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee
                                                      Documents) - EV2                                                                                                                                   exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) FHA - Initial HUD Addendum to the Loan Application                                                                                                                                                                                                                                                                                                borrower. (0)
                                                      92900-A was not provided within three days of the application                                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/23: Change of circumstance not provided, cure provided not sufficient for total overages.
                                                      date.: Disclosure: FHA - Initial HUD Addendum to the Loan                                                                                                                                                                                                                                                                                                    *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      Application 92900-A (Government Documents) - EV2                                                                                                                                                                                                                                                                                                             Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) FHA - Real Estate Certification was provided at or                                                                                                                                                                                                                                                                                                borrower. (7552)
                                                      after closing.: Disclosure: FHA - Real Estate Certification                                                                                                                                                                                                                                                                                                  COMMENT: 2025/XX/23: Change of circumstance not provided, cure provided not sufficient for total overages.
                                                      (Government Documents) - EV2                                                                                                                                                                                                                                                                                                                                 *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: Change of circumstance not provided, cure provided not sufficient for total overages.
XXX       193420031 XXX    XXX       3        3       *** (OPEN) FHA - The Maximum Rehabilitation Costs for a Limited                                                                        3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of HUD Rebuttable     *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM    B           C           Yes      No                   VA    5/XX/2016    Purchase      Primary     XXX        $XXX                  HUD Safe     HUD
                                                      203(k) Mortgage is $XXX. - EV3                                                                                                                     Presumption QM. - EV3                                                                                                                                                                                     does not match Due Diligence Loan Designation of HUD Rebuttable Presumption QM.                                                                                                                                                                                              Harbor QM    Rebuttable
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2025/XX/28: Missing lock date and undiscounted rate/price information.                                                                                                                                                                                                           Presumption
                                                      - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee                                                                                                                                                     QM
                                                                                                                                                                                                         *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            borrower. (7520)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
                                                                                                                                                                                                                                                                                                                                                                                                                   Insufficient or no cure was provided to the borrower.
XXX       193421826 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (WAIVED) Guideline Requirement: Loan to value discrepancy.      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan        B           B           Yes      No                   VA    12/XX/2016   Purchase      Primary     XXX        $XXX                  USDA Safe    Non QM
                                                      - EV3                                                              COMMENT: 2025/XX/06: Client elected to re test to Non QM guides                 rate used for testing. - EV2                                                                                                                                                                              Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non                                                                                                                                       Harbor QM
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   *** (WAIVED) Guideline Requirement: PITIA reserves months                       *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          QM.
                                                      EV2                                                                discrepancy.                                                                    Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         COMMENT: 2025/XX/06: Client elected to re test to Non QM guides
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          COMMENT: 2025/XX/06: Client elected to re test to Non QM guides                 *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. -    *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor
                                                      discrepancy. - EV2                                                 *** (CLEARED) AUS Findings: Investor qualifying housing ratio                   EV1                                                                                                                                                                                                       QM does not match Due Diligence Loan Designation of ATR Risk.
                                                      *** (CLEARED) AUS Findings: Investor qualifying housing ratio      discrepancy.                                                                    *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1      COMMENT: 2025/XX/06: DTI exceeds GUS DTI, however is in line with 1008 DTI.  Please provide final GUS that aligns with 1008 figures.
                                                      discrepancy. - EV1                                                 COMMENT: 2025/XX/06: DTI exceeds GUS DTI, however is in line with               *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               *** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one
                                                      *** (CLEARED) AUS Findings: Investor qualifying total debt ratio   1008 DTI.  Please provide final GUS that aligns with 1008 figures.              characteristics are DTI: 39.50439%, LTV/CLTV: 99.44261%/99.44261%, Credit Score: 629, Occupancy: Primary, Purpose: Purchase, - EV1                                                                        or more guideline components, the loan is at ATR risk.
                                                      discrepancy. - EV1                                                 *** (CLEARED) AUS Findings: Investor qualifying total debt ratio                *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders           COMMENT: 2025/XX/06: DTI exceeds GUS DTI, however is in line with 1008 DTI.  Please provide final GUS that aligns with 1008 figures.
                                                                                                                         discrepancy.                                                                    Guidelines and 1026.43(c)(5) of 39.50439% moderately exceeds the guideline maximum of 38.43%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1                                 *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                                                                                         COMMENT: 2025/XX/06: DTI exceeds GUS DTI, however is in line with               *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/15714589) - EV1                                                                   determine ability to repay due to missing guidelines. Loan characteristics are DTI: 39.50439%, LTV/CLTV: 99.44261%/99.44261%, Credit
                                                                                                                         1008 DTI.  Please provide final GUS that aligns with 1008 figures.                                                                                                                                                                                                                        Score: 629, Occupancy: Primary, Purpose: Purchase,
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Waterfall due to refer GUS report in file, guideline testing has not been performed.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank
                                                                                                                                                                                                                                                                                                                                                                                                                   2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 39.50439% moderately exceeds the guideline maximum of 38.43%. (DTI Exception is eligible to be regraded with compensating factors.)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: DTI exceeds GUS DTI, however is in line with 1008 DTI.  Please provide final GUS that aligns with 1008 figures.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/15714589)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/06: Waterfall due to DTI exceeds GUS DTI, however is in line with 1008 DTI.  Please provide final GUS that aligns with
                                                                                                                                                                                                                                                                                                                                                                                                                   1008 figures.
XXX       193421819 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193420557 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) The collected VA Funding Fee does not match the required 2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of   B           B           Yes      No                   VA    3/XX/2017    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      - EV3                                                              VA Funding Fee  per the VA Lender Handbook/Circulars.                           rate used for testing. - EV2                                                                                                                                                                              Special Flood Hazard Disclosure within a reasonable time prior to closing.                                                                                                                                                                                                   Harbor QM    Harbor QM
                                                      *** (OPEN) The collected VA Funding Fee does not match the         COMMENT: 2025/XX/23: The collected VA Funding Fee does not match                *** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to  COMMENT: 2025/XX/23: Evidence of earlier receipt missing from file.
                                                      required VA Funding Fee  per the VA Lender Handbook/Circulars. -   the required VA Funding Fee per the VA Lender Handbook/Circulars.               closing. - EV2                                                                                                                                                                                            *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                      EV3                                                                                                                                                *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX       Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                      *** (OPEN) VA - Escape Clause was provided at or after closing.:                                                                                   exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2                                                                                                            borrower. (7520)
                                                      Disclosure: VA - Escape Clause (Government Documents) - EV3                                                                                        *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of  COMMENT: 2025/XX/23: Credit Report Fee was last disclosed as $XXX  on LE but disclosed as $XXX on Final Closing Disclosure.  File does
                                                                                                                                                                                                         $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2                                                                                                      not contain a valid COC for this fee, cure provided at closing.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: Appraisal Re-Inspection Fee was last disclosed as $XXX  on LE but disclosed as $XXX  on Final Closing Disclosure.
                                                                                                                                                                                                                                                                                                                                                                                                                   File does not contain a valid COC for this fee, cure provided at closing.
XXX       193420390 XXX    XXX       3        2       *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Due diligence review based on non-origination guidelines 3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No                   VA    3/XX/2017                              XXX        $XXX
                                                      guidelines (i.e. aggregator, seller). - EV2                        (i.e. aggregator, seller).                                                                                                                                                                                                                                                                COMMENT: 2025/XX/21: Missing:  Initial and final 1003s, AUS/approval/1008, income docs, asset docs, credit report, LEs
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.
XXX       193421697 XXX    XXX       3        3       *** (OPEN) File does not contain documentation from lender/seller                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or   B           B           Yes      No                   VA    6/XX/2018    Purchase      Primary     XXX        $XXX                  Temporary    VA Safe
                                                      confirming the condo is warrantable.: Valuation Type: Appraisal /                                                                                  rate used for testing. - EV2                                                                                                                                                                              after 06/XX/2018 contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business                                                                                                                                         SHQM         Harbor QM
                                                      Valuation Report Date: 06/XX/2018 - EV3                                                                                                            *** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after 06/XX/2018 contains a change in APR and a complete Closing   days prior to consummation                                                                                                                                                                                                                                                   (GSE/Agency
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  Disclosure was not received by borrower at least three (3) business days prior to consummation - EV2                                                                                                      COMMENT: 2025/XX/23: Closing Disclosure provided on or after 06/XX/2018 contains a change in APR and a complete Closing Disclosure was                                                                                                                                       Eligible)
                                                      - EV3                                                                                                                                                                                                                                                                                                                                                        not received by borrower at least three (3) business days prior to consummation
                                                      *** (OPEN) The collected VA Funding Fee does not match the required VA Funding Fee  per the VA Lender Handbook/Circulars. -
                                                      EV3
                                                      *** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape
                                                      Clause (Government Documents) - EV3
XXX       193422041 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193420741 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193420124 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193420779 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to   B           B           Yes      No                   VA    11/XX/2018   Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                              Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2018)                                                                                                                                                                                          Harbor QM    Harbor QM
                                                      *** (OPEN) VA - Escape Clause is missing.: Disclosure: VA - Escape                                                                                 *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2025/XX/23: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to
                                                      Clause (Government Documents) - EV3                                                                                                                (Initial/11/XX/2018) - EV2                                                                                                                                                                                closing.
                                                      *** (OPEN) VA - Lender Loan Quality Certification was not
                                                      provided.: Disclosure: VA - Lender Loan Quality Certification
                                                      (Government Documents) - EV3
XXX       193420053 XXX    XXX       1        1                                                                                                                                              1                                                                                                                                                                                                                                                                                                                                                              A           A           Yes      No                   FL    3/XX/2019    Purchase      Primary     XXX        $XXX                  USDA Safe    USDA Safe
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Harbor QM    Harbor QM
XXX       193422129 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between   B           B           Yes      No                   VA    4/XX/2019    Purchase      Primary     XXX        $XXX                  USDA Safe    Non QM
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              Creditor Application Date and Transaction Date used to determine rate used for testing.                                                                                                                                                                                      Harbor QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2025/XX/23: The subject property is located in a FEMA                  *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan          COMMENT: 2025/XX/23: Initial Rate lock document is missing.
                                                      - EV3                                                              disaster area. A post disaster inspection verifying there was no                Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2                                                                                                                         *** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan
                                                      *** (WAIVED) Available for Closing is insufficient to cover Cash   damage to the subject property is required.                                     *** (OPEN) Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation    Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non
                                                      From Borrower. - EV2                                               *** (WAIVED) Available for Closing is insufficient to cover Cash                from the borrower without providing a written agreement to the borrower. - EV2                                                                                                                            QM.
                                                      *** (OPEN) Due diligence review based on non-origination           From Borrower.                                                                  *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. -    COMMENT: 2025/XX/06: Client elected to re test to Non QM guides
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2025/XX/06: Required sufficient asset document to meet the             EV1                                                                                                                                                                                                       *** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor
                                                      *** (WAIVED) Guideline Requirement: Loan to value discrepancy. -   asset requirement of $XXX.                                                      *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan               QM does not match Due Diligence Loan Designation of ATR Risk.
                                                      EV2                                                                *** (OPEN) Due diligence review based on non-origination guidelines             characteristics are DTI: 29.74584%, LTV/CLTV: 101.01000%/101.01000%, Credit Score: 640, Occupancy: Primary, Purpose: Purchase, - EV1                                                                      COMMENT: 2025/XX/06: Waterfall due to refer GUS report in file, guideline testing has not been performed.
                                                      *** (WAIVED) Guideline Requirement: PITIA reserves months          (i.e. aggregator, seller).                                                      *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/15714412) - EV1                                                                   *** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to
                                                      discrepancy. - EV2                                                 COMMENT: 2025/XX/06: GS Non-QM Guidelines provided for review.                                                                                                                                                                                                                            determine ability to repay due to missing guidelines. Loan characteristics are DTI: 29.74584%, LTV/CLTV: 101.01000%/101.01000%, Credit
                                                                                                                         *** (WAIVED) Guideline Requirement: Loan to value discrepancy.                                                                                                                                                                                                                            Score: 640, Occupancy: Primary, Purpose: Purchase,
                                                                                                                         COMMENT: 2025/XX/06: Client elected to re test to Non QM guides                                                                                                                                                                                                                           COMMENT: 2025/XX/06: Waterfall due to refer GUS report in file, guideline testing has not been performed.
                                                                                                                         *** (WAIVED) Guideline Requirement: PITIA reserves months                                                                                                                                                                                                                                 *** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/15714412)
                                                                                                                         discrepancy.                                                                                                                                                                                                                                                                              COMMENT: 2025/XX/06: Waterfall due to refer GUS in file, B1 two year employment history not verified.
                                                                                                                         COMMENT: 2025/XX/06: Client elected to re test to Non QM guides
XXX       193421714 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      No                   SC    9/XX/2019    Purchase      Primary     XXX        $XXX                  USDA Safe    USDA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                           Harbor QM    Harbor QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
XXX       193421682 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM   B           C           Yes      No                   NC    11/XX/2019   Purchase      Primary     XXX        $XXX                  USDA Safe    Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     EV3                                                                                                                                                                                                       does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                             Harbor QM    QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2025/XX/23: The subject property is located in a FEMA                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2025/XX/28: Waterfall due to refer GUS report in file, guideline testing has not been performed.
                                                      - EV3                                                              disaster area. A post disaster inspection verifying there was no                rate used for testing. - EV2
                                                      *** (OPEN) Missing Document: General Services Administration (GSA) damage to the subject property is required.
                                                      not provided - EV3
XXX       193421596 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193420111 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM   B           C           Yes      No                   KY    1/XX/2020    Purchase      Primary     XXX        $XXX                  USDA Safe    Safe Harbor
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  EV3                                                                                                                                                                                                       does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                             Harbor QM    QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2025/XX/28: Waterfall due to refer GUS report in file, guideline testing has not been performed.
                                                      - EV3                                                                                                                                              rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank
                                                                                                                                                                                                         *** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment        2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/15715888)
                                                                                                                                                                                                         history for current and/or prior employment. (XXX/15715888) - EV2                                                                                                                                         COMMENT: 2025/XX/28: Waterfall due to refer GUS report in file.
XXX       193421883 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.                                                                      3           *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - *** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of USDA Safe Harbor QM   B           C           Yes      No                   GA    5/XX/2020    Purchase      Primary     XXX        $XXX                  USDA Safe    Safe Harbor
                                                      - EV3                                                                                                                                              EV3                                                                                                                                                                                                       does not match Due Diligence Loan Designation of Safe Harbor QM.                                                                                                                                                                                                             Harbor QM    QM
                                                                                                                                                                                                         *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2025/XX/23: Waterfall due to refer GUS report in file, guideline testing has not been performed.
                                                                                                                                                                                                         rate used for testing. - EV2
XXX       193421786 XXX    XXX       3        3       *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) VA - Lender Loan Quality Certification was not           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      No                   VA    7/XX/2020    Purchase      Primary     XXX        $XXX                  VA Safe      VA Safe
                                                      - EV3                                                              provided.: Disclosure: VA - Lender Loan Quality Certification                   rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                           Harbor QM    Harbor QM
                                                      *** (OPEN) Missing Document: Limited Denials of Participation      (Government Documents)
                                                      (LDP) not provided - EV3                                           COMMENT: 2025/XX/23: VA - Lender Loan Quality Certification is
                                                      *** (OPEN) The collected VA Funding Fee does not match the         missing.
                                                      required VA Funding Fee  per the VA Lender Handbook/Circulars. -
                                                      EV3
                                                      *** (OPEN) VA - Lender Loan Quality Certification was not
                                                      provided.: Disclosure: VA - Lender Loan Quality Certification
                                                      (Government Documents) - EV3
XXX       193420525 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine                                                                                                                                            B           B           Yes      No                   KY    7/XX/2020    Purchase      Primary     XXX        $XXX                  USDA Safe    USDA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  rate used for testing. - EV2                                                                                                                                                                                                                                                                                                                                                                                                                                                           Harbor QM    Harbor QM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.
                                                      - EV3
XXX       193421653 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation                                                                              3           *** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to                                                                                                                                                C           C           Yes      No                   SC    3/XX/2020    Purchase      Primary     XXX        $XXX                  USDA Safe    USDA Safe
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3                                                                                  receive complaints or inquiries about the origination and making of the loan. - EV3                                                                                                                                                                                                                                                                                                                                                                                                    Harbor QM    Harbor QM
                                                      *** (OPEN) REO Documents are missing.: Address: XXX, SC - EV3
XXX       193422198 XXX              3        1                                                                                                                                              3           *** (OPEN) (Missing Doc) Incomplete loan images/file - EV3                                                                                                                                                *** (OPEN) (Missing Doc) Incomplete loan images/file                                                                                     D           D                    No
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/21: Missing:  1003s, 1008/approval/AUS, credit report, income docs, asset docs, appraisal, all GFEs/TILs or LEs/CDs
XXX       193420715 XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    *** (OPEN) FEMA Disaster Issue: The most recent valuation           3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  C           C           Yes      No                   NY    10/XX/2019   Refinance     Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      Sign Consent Agreement - EV3                                       inspection is dated prior to the most recent FEMA disaster.                     *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  Due Diligence Loan Designation of ATR Fail.
                                                      *** (OPEN) FEMA Disaster Issue: The most recent valuation          COMMENT: 2025/XX/25: The subject property is located in a FEMA                  *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   COMMENT: 2025/XX/25: Waterfall due to missing credit report and income documentation.
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  disaster area. A post disaster inspection verifying there was no                (XXX XXX/Wages) - EV3                                                                                                                                                                                     *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      *** (OPEN) Guideline Requirement: Representative FICO score        damage to the subject property is required.                                     *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) -  using reasonably reliable third-party records.
                                                      discrepancy. - EV3                                                 *** (OPEN) Guideline Requirement: Representative FICO score                     EV3                                                                                                                                                                                                       COMMENT: 2025/XX/25: Credit report not provided.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               discrepancy.                                                                    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2025/XX/25: Credit report not provided.                                *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a   employment status using reasonably reliable third-party records. (XXX XXX/Wages)
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Income Docs Missing:: Borrower: XXX                                  risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                         COMMENT: 2025/XX/25: Missing all income docs for borrower wage income.
                                                      - EV3                                                              COMMENT: 2025/XX/25: Missing all income docs for borrower wage                  *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           income.                                                                         rate used for testing. - EV2                                                                                                                                                                              due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      *** (OPEN) Income documentation requirements not met.                           *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          COMMENT: 2025/XX/25: Missing all income docs for borrower wage income.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2025/XX/25: Missing all income docs for borrower wage                  *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2019 which is 1 months prior to       *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      *** (OPEN) REO Documents are missing.: Address: 2205 East 2nd,     income.                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2019, 09/XX/2019, 08/XX/2019, 07/XX/2019, 06/XX/2019, 05/XX/2019, 04/XX/2019.  Lookback       more guideline components, the loan is at ATR risk.
                                                      Brooklyn, NY - EV3                                                 *** (OPEN) Initial Rate Lock rate date is not documented in file.               testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months   COMMENT: 2025/XX/25: Waterfall due to missing credit report and income documentation.
                                                      *** (OPEN) The Hazard Insurance Policy Effective Date is after     COMMENT: 2025/XX/25: Initial Rate lock document is missing.                     prior to consummation. - EV2                                                                                                                                                                              *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related
                                                      closing. - EV3                                                     *** (OPEN) REO Documents are missing.: Address: 2205 East 2nd,                  *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be
                                                      *** (OPEN) Verification(s) of employment is not within 10 business Brooklyn, NY                                                                    of initial loan application date. - EV2                                                                                                                                                                   regraded with compensating factors.)
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  COMMENT: 2025/XX/25: Missing full PITIA verification for XXX prop.              *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2                                                                                     COMMENT: 2025/XX/25: Waterfall due to missing credit report and income documentation.
                                                      Income Type: Wages / Start Date: 10/XX/1999 - EV3                  *** (OPEN) The Hazard Insurance Policy Effective Date is after                  *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using
                                                      *** (OPEN) Due diligence review based on non-origination           closing.                                                                        to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      an application date of 09/XX/2019 which is 1 months prior to consummation.  A lookback was performed to determine this application date
                                                      guidelines (i.e. aggregator, seller). - EV2                        COMMENT: 2025/XX/25: Hazard Insurance Policy Effective Date                     initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          using the following dates: 10/XX/2019, 09/XX/2019, 08/XX/2019, 07/XX/2019, 06/XX/2019, 05/XX/2019, 04/XX/2019.  Lookback testing
                                                                                                                         11/XX/2019, Disbursement Date: 10/XX/2019                                       *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019 disclosed an Amount Financed         performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business              disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance       Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /               Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing           COMMENT: 2025/XX/25: Initial 1003 not provided, UTD application date.
                                                                                                                         Income Type: Wages / Start Date: 10/XX/1999                                     Disclosure dated 10/XX/2019). (Final/10/XX/2019) - EV2                                                                                                                                                    *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine
                                                                                                                         COMMENT: 2025/XX/25: Missing all income docs for borrower wage                  *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate Finance Charge on  compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                         income.                                                                         page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which COMMENT: 2025/XX/25: Initial 1003 not provided, UTD application date.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines             exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2019). (Final/10/XX/2019) - EV2                                                *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                         (i.e. aggregator, seller).                                                      *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.                  (Final/10/XX/2019) - EV2                                                                                                                                                                                  Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: No Loan Estimates in file.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided on 10/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance
                                                                                                                                                                                                                                                                                                                                                                                                                   Charge calculations are based on Closing Disclosure dated 10/XX/2019). (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount
                                                                                                                                                                                                                                                                                                                                                                                                                   Financed of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure
                                                                                                                                                                                                                                                                                                                                                                                                                   provided on 10/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2019).
                                                                                                                                                                                                                                                                                                                                                                                                                   (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance
                                                                                                                                                                                                                                                                                                                                                                                                                   Charge of $XXX
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2019)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: Only CD in file is signed/final CD issued 10/XX/19, please provide all LEs/CDs issued to borrowers.
XXX       193420355 XXX    XXX       3        3       *** (OPEN) FEMA Disaster Issue: The most recent valuation          *** (OPEN) FEMA Disaster Issue: The most recent valuation           2           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee    B           B           Yes      No                   NY    1/XX/2018    Refinance     Primary     XXX        $XXX                  Temporary    Temporary
                                                      inspection is dated prior to the most recent FEMA disaster. - EV3  inspection is dated prior to the most recent FEMA disaster.                     rate used for testing. - EV2                                                                                                                                                                              Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the                                                                                                                                             SHQM         SHQM
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2025/XX/23: Most Recent Valuation Inspection Date:                     *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds    borrower. (8304)                                                                                                                                                                                                                                                             (GSE/Agency  (GSE/Agency
                                                      - EV3                                                              XX/XX/XXXX                                                                      tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2                                                                                                                    COMMENT: 2025/XX/23: File does not contain a valid COC for this fee, cure provided is insufficient for total overages.                                                                                                                                                       Eligible)    Eligible)
                                                                                                                         Disaster End Date: XX/XX/XXXX                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                         Disaster Name: XXX                                                              tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2                                                                                                                    Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the
                                                                                                                         Disaster Declaration Date: XX/XX/XXXX                                           *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX    borrower. (7506)
                                                                                                                                                                                                         exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2                                                                                                            COMMENT: 2025/XX/23: File does not contain a valid COC for this fee, cure provided is insufficient for total overages.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee
                                                                                                                                                                                                                                                                                                                                                                                                                   Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/23: File does not contain a valid COC for this fee, cure provided is insufficient for total overages.
XXX       193421359 XXX    XXX       3        3       *** (OPEN) Asset documentation requirements not met. - EV3         *** (OPEN) Asset documentation requirements not met.                3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  C           C           Yes      No                   CA    5/XX/2022    Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      *** (OPEN) Asset Verification Level is less than 4.: Borrower:     COMMENT: 2025/XX/03: Missing all asset documentation.                           *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  Due Diligence Loan Designation of ATR Fail.
                                                      XXX, Borrower: XXX - EV3                                           *** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX,             *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records.   COMMENT: 2025/XX/03: Waterfall due to missing all income and asset documentation, credit report, and approval.
                                                      *** (OPEN) AUS/Guideline Findings: All conditions were not met -   Borrower: XXX                                                                   (XXX Wages/Wages) - EV3                                                                                                                                                                                   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      EV3                                                                COMMENT: 2025/XX/03: Missing all asset documentation.                           *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX Wages/Wages)  using reasonably reliable third-party records.
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) AUS/Guideline Findings: All conditions were not met                  - EV3                                                                                                                                                                                                     COMMENT: 2025/XX/03: Waterfall due to income, asset and credit report is not provided in file
                                                      From Borrower. - EV3                                               COMMENT: 2025/XX/03: Credit report not provided.                                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         *** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2
                                                      *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    *** (OPEN) Available for Closing is insufficient to cover Cash From             *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a   employment status using reasonably reliable third-party records. (XXX Wages/Wages)
                                                      Sign Consent Agreement - EV3                                       Borrower.                                                                       risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                         COMMENT: 2025/XX/03: Waterfall due to income, asset and credit report is not provided in file
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  COMMENT: 2025/XX/03: Missing all asset documentation.                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to   *** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income
                                                      file. - EV3                                                        *** (OPEN) Final Title Policy is missing. No evidence of title in               applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2022) - EV2                                                                                                                  due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX Wages/Wages)
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            file.                                                                           *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2025/XX/03: Waterfall due to income, asset and credit report is not provided in file
                                                      discrepancy. - EV3                                                 COMMENT: 2025/XX/03: Title report is not provided in file                       rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      *** (OPEN) Guideline Requirement: Representative FICO score        *** (OPEN) Guideline Requirement: PITIA reserves months                         *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.65382% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      more guideline components, the loan is at ATR risk.
                                                      discrepancy. - EV3                                                 discrepancy.                                                                    XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                             COMMENT: 2025/XX/03: Waterfall due to income, asset and credit report is not provided in file
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX -    COMMENT: 2025/XX/03: Missing all asset documentation.                           *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2022 which is 2 months prior to       *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related
                                                      EV3                                                                *** (OPEN) Guideline Requirement: Representative FICO score                     consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2022, 04/XX/2022, 03/XX/2022, 02/XX/2022, 01/XX/2022, 12/XX/2021, 11/XX/2021.  Lookback       to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be
                                                      *** (OPEN) Income documentation requirements not met. - EV3        discrepancy.                                                                    testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months   regraded with compensating factors.)
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  COMMENT: 2025/XX/03: Credit report not provided.                                prior to consummation. - EV2                                                                                                                                                                              COMMENT: 2025/XX/03: Waterfall due to income, asset and credit report is not provided in file
                                                      - EV3                                                              *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX                   *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           COMMENT: 2025/XX/03: Missing all income documentation, 1003 lists               of initial loan application date. - EV2                                                                                                                                                                   Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      income type as "other".                                                         *** (OPEN) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2                       (Type:Primary/05/XX/2022)
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Income documentation requirements not met.                           *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images COMMENT: 2025/XX/03: Valuation not provided to applicant three (3) business days prior to consummation.
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   COMMENT: 2025/XX/03: Missing all income documentation, 1003 lists               to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.65382% or Final Disclosure APR
                                                      not provided - EV3                                                 income type as "other".                                                         initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                      *** (OPEN) Verification(s) of employment is not within 10 business *** (OPEN) Initial Rate Lock rate date is not documented in file.               *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.     COMMENT: 2025/XX/03: Loan is non-compliant HPML due to missing evidence of appraisal delivery three days prior to closing.
                                                      days of the Note.: Borrower: XXX // Employment Type: Employment /  COMMENT: 2025/XX/03: Rate lock document is not provided in file                 (Final/05/XX/2022) - EV2                                                                                                                                                                                  *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using
                                                      Income Type: Wages / Start Date: 01/XX/2020 - EV3                  *** (OPEN) Missing Document: Approval not provided                              *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             an application date of 03/XX/2022 which is 2 months prior to consummation.  A lookback was performed to determine this application date
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2025/XX/03: Missing approval or AUS, GS Non-QM guidelines                                                                                                                                                                                                                        using the following dates: 05/XX/2022, 04/XX/2022, 03/XX/2022, 02/XX/2022, 01/XX/2022, 12/XX/2021, 11/XX/2021.  Lookback testing
                                                      guidelines (i.e. aggregator, seller). - EV2                        used in lieu of AUS.                                                                                                                                                                                                                                                                      performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                         *** (OPEN) Verification(s) of employment is not within 10 business                                                                                                                                                                                                                        Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                         days of the Note.: Borrower: XXX // Employment Type: Employment /                                                                                                                                                                                                                         COMMENT: 2025/XX/03: Missing initial 1003, UTD application date.
                                                                                                                         Income Type: Wages / Start Date: 01/XX/2020                                                                                                                                                                                                                                               *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine
                                                                                                                         COMMENT: 2025/XX/03: Missing all income documentation, 1003 lists                                                                                                                                                                                                                         compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                         income type as "other".                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/03: Missing initial 1003, UTD application date.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       *** (OPEN) TIL HPML Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to
                                                                                                                         (i.e. aggregator, seller).                                                                                                                                                                                                                                                                receive a copy of the Appraisal Disclosure.
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines used for review in lieu                                                                                                                                                                                                                         COMMENT: 2025/XX/03: right to receive a copy of the Appraisal Disclosure.is not provided in file
                                                                                                                         of AUS.                                                                                                                                                                                                                                                                                   *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/03: Missing initial 1003, UTD application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to
                                                                                                                                                                                                                                                                                                                                                                                                                   Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2022)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/03: Earliest CD in file is signed/final CD issued 5/XX/22, please provide all LEs/CDs issued to borrowers.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/01: 1008, Aus/Approval, Income and asset, Loan Estimate are missing
XXX       193420950 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  C           C           Yes      Yes       Final HUD1 CA    10/XX/2014   Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      EV3                                                                COMMENT: 2025/XX/05: Missing all income documentation, evidence of              *** (OPEN) General Ability To Repay - Stated Income: Ability to Repay (Dodd-Frank 2014): Unable to verify stated income using reasonably reliable third-party records. (XXX (employer unknown)/Stated     Due Diligence Loan Designation of ATR Fail.
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash     EMD, and HOI policy.                                                            Income) - EV3                                                                                                                                                                                             COMMENT: 2025/XX/05: Waterfall due to missing all income documentation and evidence of EMD.
                                                      From Borrower. - EV3                                               *** (OPEN) Available for Closing is insufficient to cover Cash From             *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         *** (OPEN) General Ability To Repay - Stated Income: Ability to Repay (Dodd-Frank 2014): Unable to verify stated income using reasonably
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            Borrower.                                                                       *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a   reliable third-party records. (XXX (employer unknown)/Stated Income)
                                                      discrepancy. - EV3                                                 COMMENT: 2025/XX/04: Missing evidence of EMD.                                   risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3                                                                                         COMMENT: 2025/XX/05: Waterfall due to missing all income documentation, income total taken from 1008.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               *** (OPEN) Income Docs Missing:: Borrower: XXX                                  *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to    *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      *** (OPEN) Income documentation requirements not met. - EV3        COMMENT: 2025/XX/04: Missing all income documentation.                          consumer. - EV2                                                                                                                                                                                           more guideline components, the loan is at ATR risk.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Income documentation requirements not met.                           *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to   COMMENT: 2025/XX/05: Waterfall due to missing all income documentation and evidence of EMD.
                                                      - EV3                                                              COMMENT: 2025/XX/05: Waterfall due to missing all income                        applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2014) - EV2                                                                                                                  *** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  documentation, income total taken from 1008.                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be
                                                      - EV3                                                              *** (OPEN) Due diligence review based on non-origination guidelines             rate used for testing. - EV2                                                                                                                                                                              regraded with compensating factors.)
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              (i.e. aggregator, seller).                                                      *** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2                                                                      COMMENT: 2025/XX/05: Waterfall due to missing all income documentation and evidence of EMD.
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   COMMENT: 2025/XX/21: GS Non-QM Guidelines used in lieu of AUS.                  *** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2                              *** (OPEN) (Fed HPML Disclosure) Federal Higher-Priced Mortgage Loan (Appraisal Disclosure Not Provided): TILA HPML Appraisal Rule
                                                      not provided - EV3                                                                                                                                 *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.81188% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      (Dodd-Frank 2014): Creditor did not provide Appraisal Disclosure to consumer.
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                           XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                             COMMENT: 2025/XX/05: Non-compliant HPML due to missing evidence of appraisal receipt 3 business days prior to close.
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                        *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2014 which is 1 months prior to       Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
                                                                                                                                                                                                         consummation.  A lookback was performed to determine this application date using the following dates: 10/XX/2014, 09/XX/2014, 08/XX/2014, 07/XX/2014, 06/XX/2014, 05/XX/2014, 04/XX/2014.  Lookback       (Type:Primary/10/XX/2014)
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months   COMMENT: 2025/XX/05: Non-compliant HPML due to missing evidence of appraisal receipt 3 business days prior to close.
                                                                                                                                                                                                         prior to consummation. - EV2                                                                                                                                                                              *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.81188% or Final Disclosure APR
                                                                                                                                                                                                         *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of XX.XX% is equal to or greater than the threshold of APOR XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan.
                                                                                                                                                                                                         of initial loan application date. - EV2                                                                                                                                                                   COMMENT: 2025/XX/05: Non-compliant HPML due to missing evidence of appraisal receipt 3 business days prior to close.
                                                                                                                                                                                                         *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2                                                               *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using
                                                                                                                                                                                                         *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2                                                                                                                                             an application date of 09/XX/2014 which is 1 months prior to consummation.  A lookback was performed to determine this application date
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             using the following dates: 10/XX/2014, 09/XX/2014, 08/XX/2014, 07/XX/2014, 06/XX/2014, 05/XX/2014, 04/XX/2014.  Lookback testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                                                                                                                                                                                                                                                                                                                                                                                   Application Date, Broker Application Date, or six months prior to consummation.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Missing initial 1003, UTD application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Missing initial 1003, UTD application date.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Missing all TILs issued to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/05: Missing all TILs issued to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/01: Final/Initial 1003, Credit, income documents are missing.
XXX       193421389 XXX    XXX       3        3       *** (OPEN) AUS/Guideline Findings: All conditions were not met -   *** (OPEN) AUS/Guideline Findings: All conditions were not met      3           *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  C           C           Yes      No                   FL    7/XX/2016    Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      EV3                                                                COMMENT: 2025/XX/25: Credit report and Appraisal missing from file.             *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  Due Diligence Loan Designation of ATR Fail.
                                                      *** (OPEN) Available for Closing is insufficient to cover Cash     *** (OPEN) Available for Closing is insufficient to cover Cash From             *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not performed by a certified or         COMMENT: 2025/XX/25: Waterfall due to missing credit report and verification of 2 year history.
                                                      From Borrower. - EV3                                               Borrower.                                                                       licensed appraiser who conducted a physical visit to the property. - EV2                                                                                                                                  *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      *** (OPEN) Borrower has been on current job less than 2 years, and COMMENT: 2025/XX/25: No asset statements provided to verify                     *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing       using reasonably reliable third-party records.
                                                      prior employment history was not documented as required.:          additional funds needed for closing outside $XXX XXX funds.                     information. (Type:Primary/(report date unknown)) - EV2                                                                                                                                                   COMMENT: 2025/XX/25: Credit report missing from file.
                                                      Borrower: XXX // Employment Type: Employment / Income Type: Wages  *** (OPEN) Borrower has been on current job less than 2 years, and              *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule
                                                      / Start Date: 10/XX/2015 - EV3                                     prior employment history was not documented as required.: Borrower:             rate used for testing. - EV2                                                                                                                                                                              (Dodd-Frank 2014): Appraisal not performed by a certified or licensed appraiser who conducted a physical visit to the property.
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      XXX // Employment Type: Employment / Income Type: Wages / Start                 *** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract Sales Price or Contract Sales Date are missing. Unable to determine COMMENT: 2025/XX/25: Appraisal not provided.
                                                      Disaster area and has not been inspected. - EV3                    Date: 10/XX/2015                                                                compliance with TIL HPML Flipped Property Requirements. - EV2                                                                                                                                             *** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): Unable to determine if the
                                                      *** (OPEN) Guideline Requirement: Combined loan to value           COMMENT: 2025/XX/25: Verification of two year history not provided,             *** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.36716% or Final Disclosure APR of XX.XX% is equal to or greater than the threshold of APOR      borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/(report date unknown))
                                                      discrepancy. - EV3                                                 VOEs for previous jobs not in file.                                             XX.XX% + XX.XX%, or XX.XX%.  Non-Compliant Higher Priced Mortgage Loan. - EV2                                                                                                                             COMMENT: 2025/XX/25: Appraisal not provided.
                                                      *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA                   *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) Appraisal Flipped Property Missing Information: Last Sales Price or Last Sales Date from the Primary Valuation or Contract
                                                      *** (OPEN) Guideline Requirement: Representative FICO score        Disaster area and has not been inspected.                                       *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2                                                    Sales Price or Contract Sales Date are missing. Unable to determine compliance with TIL HPML Flipped Property Requirements.
                                                      discrepancy. - EV3                                                 COMMENT: 2025/XX/25: The subject property is located in a FEMA                  *** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan    COMMENT: 2025/XX/25: Appraisal not provided.
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  Disaster area. Require a post-disaster inspection verifying there               application date. - EV2                                                                                                                                                                                   *** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not
                                                      - EV3                                                              was no damage to the subject property.                                          *** (OPEN) TIL HPML Appraisal Not Obtained Prior to Closing Test: Unable to determine compliance with timely delivery of valuation to borrower due to missing information. - EV2                          satisfied.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          *** (OPEN) Guideline Requirement: Combined loan to value                        *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on   COMMENT: 2025/XX/25: Appraisal not provided.
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      discrepancy.                                                                    loan documents does not match NMLSR. - EV2                                                                                                                                                                *** (OPEN) TIL HPML Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       COMMENT: 2025/XX/25: Maximum LTV/CLTV per guidelines is 90%.                    *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
                                                      *** (OPEN) Missing Document: Note - Subordinate Lien not provided  *** (OPEN) Guideline Requirement: Loan to value discrepancy.                    to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      COMMENT: 2025/XX/25: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure
                                                      - EV3                                                              COMMENT: 2025/XX/25: Maximum LTV/CLTV per guidelines is 90%.                    initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          within 3 days of the loan application date.
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   *** (OPEN) Guideline Requirement: Representative FICO score                     *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 07/XX/2016 on a first lien purchase transaction did not disclose any Seller paid *** (OPEN) TIL HPML Appraisal Not Obtained Prior to Closing Test: Unable to determine compliance with timely delivery of valuation to
                                                      not provided - EV3                                                 discrepancy.                                                                    fees/charges on page 2. (Final/07/XX/2016) - EV2                                                                                                                                                          borrower due to missing information.
                                                      *** (OPEN) Due diligence review based on non-origination           COMMENT: 2025/XX/25: Credit report not provided.                                                                                                                                                                                                                                          COMMENT: 2025/XX/25: Appraisal not provided.
                                                      guidelines (i.e. aggregator, seller). - EV2                        *** (OPEN) Missing Document: Note - Subordinate Lien not provided                                                                                                                                                                                                                         *** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR
                                                                                                                         COMMENT: 2025/XX/25: Missing loan/grant agreement or note for $XXX                                                                                                                                                                                                                        Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
                                                                                                                         XXX funds.                                                                                                                                                                                                                                                                                COMMENT: 2025/XX/25: Individual LO information on note/1003/SI returns no match on NMLSR.
                                                                                                                         *** (OPEN) Due diligence review based on non-origination guidelines                                                                                                                                                                                                                       *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                         (i.e. aggregator, seller).                                                                                                                                                                                                                                                                Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.                                                                                                                                                                                                                            Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: File missing all loan estimates.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 07/XX/2016 on a
                                                                                                                                                                                                                                                                                                                                                                                                                   first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Final/07/XX/2016)
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/25: Seller CD missing from file.
XXX       193421218 XXX    XXX       3        3       *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-    *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA       3           *** (OPEN) (Missing Data) Missing Contract Price Data: Contract Sales Price not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3                                 *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match  C           C           Yes      No                   FL    12/XX/2016   Purchase      Primary     XXX        $XXX                  Non QM       ATR Fail
                                                      Sign Consent Agreement - EV3                                       Disaster area and has not been inspected.                                       *** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3                 Due Diligence Loan Designation of ATR Fail.
                                                      *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA      COMMENT: 2025/XX/04: Disaster Name: XXX                                         *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3                  COMMENT: 2025/XX/04: Waterfall due to missing all income and asset documentation, credit report, and approval.
                                                      Disaster area and has not been inspected. - EV3                    Disaster Declaration Date: XX/XX/XXXX                                           *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate   *** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations
                                                      *** (OPEN) Final Title Policy is missing. No evidence of title in  Disaster End Date:  XX/XX/XXXX                                                  ability to repay. - EV3                                                                                                                                                                                   using reasonably reliable third-party records.
                                                      file. - EV3                                                        *** (OPEN) Guideline Requirement: Investor qualifying total debt                *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3         COMMENT: 2025/XX/04: Credit Report is missing.
                                                      *** (OPEN) Guideline Requirement: Investor qualifying total debt   ratio discrepancy.                                                              *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV3                  *** (OPEN) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or
                                                      ratio discrepancy. - EV3                                           COMMENT: 2025/XX/04: Missing all income documentation, also missing             *** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or   assets converted to a monthly amount was provided to demonstrate ability to repay.
                                                      *** (OPEN) Guideline Requirement: PITIA reserves months            1003/approval - qualifying income unable to be source with docs in              Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3                                                                                                      COMMENT: 2025/XX/04: Waterfall due to missing all income and asset documentation, credit report, and approval.
                                                      discrepancy. - EV3                                                 file.                                                                           *** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing       *** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or
                                                      *** (OPEN) Hazard Insurance Error: Subject hazard insurance        *** (OPEN) Guideline Requirement: PITIA reserves months                         cannot be performed. - EV2                                                                                                                                                                                more guideline components, the loan is at ATR risk.
                                                      premium is missing from evidence of insurance. - EV3               discrepancy.                                                                    *** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine   COMMENT: 2025/XX/04: Waterfall due to missing all income and asset documentation, credit report, and approval.
                                                      *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3               COMMENT: 2025/XX/04: Missing all asset documentation.                           rate used for testing. - EV2                                                                                                                                                                              *** (OPEN) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related
                                                      *** (OPEN) Initial Rate Lock rate date is not documented in file.  *** (OPEN) Hazard Insurance Error: Subject hazard insurance premium             *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 12/XX/2016 used as disbursement date for       obligations not considered in loan qualification.
                                                      - EV3                                                              is missing from evidence of insurance.                                          compliance testing. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/04: Credit report not provided.
                                                      *** (OPEN) Missing Document: Appraisal not provided - EV3          COMMENT: 2025/XX/04: Missing HOI, unable to source premium from                 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2                                                                                                                                          *** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure
                                                      *** (OPEN) Missing Document: Approval not provided - EV3           other docs in file.  Missing 1003/approval as well.                             *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2016 which is 1 months prior to  not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject
                                                      *** (OPEN) Missing Document: Credit Report not provided - EV3      *** (OPEN) Income Docs Missing:: Borrower: XXX                                  consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2016, 11/XX/2016, 10/XX/2016, 09/XX/2016, 08/XX/2016, 07/XX/2016, 06/XX/2016.  Lookback       to high cost testing.
                                                      *** (OPEN) Missing Document: Flood Certificate not provided - EV3  COMMENT: 2025/XX/04: Missing all income documentation.                          testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months   COMMENT: 2025/XX/04: Missing all LEs/CDs issued to borrower.
                                                      *** (OPEN) Missing Document: Fraud Report not provided - EV3       *** (OPEN) Due diligence review based on non-origination guidelines             prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2                                                                                                   *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run
                                                      *** (OPEN) Missing Document: Hazard Insurance Policy not provided  (i.e. aggregator, seller).                                                      *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence using an application date of 11/XX/2016 which is 1 months prior to consummation.  A lookback was performed to determine this application
                                                      - EV3                                                              COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.                  of initial loan application date. - EV2                                                                                                                                                                   date using the following dates: 12/XX/2016, 11/XX/2016, 10/XX/2016, 09/XX/2016, 08/XX/2016, 07/XX/2016, 06/XX/2016.  Lookback testing
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              *** (OPEN) Unable to Determine if Subject Property is  Real Estate              *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS
                                                      *** (OPEN) Missing Document: Purchase Agreement / Sales Contract   Owned due to missing Appraisal and Title documentation.                         to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the      Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees
                                                      not provided - EV3                                                 COMMENT: 2025/XX/04: Missing apprasial and title.                               initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2                                                                                                                          were used in testing.
                                                      *** (OPEN) Purchase contract date not provided. - EV3                                                                                              *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1                                                                                                                                             COMMENT: 2025/XX/04: Missing initial 1003, UTD application date.
                                                      *** (OPEN) Due diligence review based on non-origination                                                                                                                                                                                                                                                                                                     *** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine
                                                      guidelines (i.e. aggregator, seller). - EV2                                                                                                                                                                                                                                                                                                                  compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
                                                      *** (OPEN) Unable to Determine if Subject Property is  Real Estate                                                                                                                                                                                                                                                                                           COMMENT: 2025/XX/04: Missing initial 1003, UTD application date.
                                                      Owned due to missing Appraisal and Title documentation. - EV2                                                                                                                                                                                                                                                                                                *** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA
                                                                                                                                                                                                                                                                                                                                                                                                                   Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing
                                                                                                                                                                                                                                                                                                                                                                                                                   Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/04: Missing all LEs/CDs issued to borrower.
                                                                                                                                                                                                                                                                                                                                                                                                                   *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                                                                                                                                                                                                                                                                                                                                                                                   COMMENT: 2025/XX/01: 1008, Aus/Approval, Income and asset, Loan Estimate/closing disclosure, Initial/Final 1003, Appraisal, Title commitment, Credit.
XXX       193420217 XXX    XXX       2        2       *** (OPEN) Due diligence review based on non-origination           *** (OPEN) Due diligence review based on non-origination guidelines 2           *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2                                 *** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within     B           B           Yes      No                   NY    6/XX/2020    Refinance     Primary     XXX        $XXX                  Non QM       Non QM
                                                      guidelines (i.e. aggregator, seller). - EV2                        (i.e. aggregator, seller).                                                                                                                                                                                                                                                                three (3) days of application.
                                                                                                                         COMMENT: 2025/XX/21: GS Non-QM Guidelines provided for review.                                                                                                                                                                                                                            COMMENT: 2025/XX/25: ARM Disclosure provided 03/XX/2020 was not within 3 days of application 03/XX/2020
XXX       193420995 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No        HELOC      TN    5/XX/2007    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           compliance testing. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, income docs, LEs/CDs                                                                         Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007, 12/XX/2006, 11/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420467 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         3           *** (OPEN) New Jersey Home Loan (Late Charge): Unable to determine if loan contains an impermissible late charge due to missing information. - EV3                                                        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  C           C           Yes      Yes       HELOC      NJ    2/XX/2006    Refinance     Primary     XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for        COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, and appraisal                                                          Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  compliance testing. - EV2
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005, 08/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421806 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No        HELOC      FL    6/XX/2006    UTD           Primary     XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           compliance testing. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, asset docs, and appraisal                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420374 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           No       No        Missing    IL    5/XX/2005    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3                                                             COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, asset docs, and appraisal
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        compliance testing. - EV2
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 05/XX/2005, 04/XX/2005, 03/XX/2005, 02/XX/2005, 01/XX/2005, 12/XX/2004, 11/XX/2004.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421461 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for        *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with      B           B           No       No        HELOC      FL    7/XX/2007    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           compliance testing. - EV2                                                                                                                                                                                 rescission timing requirements.                                                                                                                                                     Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2                    COMMENT: 2025/XX/07: RTC Signature Date missing.
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to       *** (CLEARED) (Missing Doc) Incomplete loan images/file
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 07/XX/2007, 06/XX/2007, 05/XX/2007, 04/XX/2007, 03/XX/2007, 02/XX/2007, 01/XX/2007.  Lookback       COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, asset docs, and appraisal testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193422048 XXX    XXX       3                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         3           *** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  D           D           Yes      No        Missing    GA    3/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3                                                             COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, asset docs, and appraisal
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 03/XX/2006 used as disbursement date for
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        compliance testing. - EV2
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                                                                                                                                                                         *** (OPEN) HELOC Fees Used For Testing: Truth in Lending Act (HELOC):  HELOC Agreement does not specifically identify fees under either a finance charge vs. other charge category. - EV2
                                                                                                                                                                                                         *** (OPEN) Missing Initial Loan Application No Fees Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date using the following dates: 03/XX/2006, 02/XX/2006, 01/XX/2006, 12/XX/2005, 11/XX/2005, 10/XX/2005, 09/XX/2005.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193420820 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           Yes      No        HELOC      AR    11/XX/2007   UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           compliance testing. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, asset docs, and appraisal                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 12/XX/2007, 11/XX/2007, 10/XX/2007, 09/XX/2007, 08/XX/2007, 07/XX/2007, 06/XX/2007.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated
                                                                                                                                                                                                         Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
                                                                                                                                                                                                         *** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
XXX       193421933 XXX    XXX       2                *** (OPEN) Final Title Policy is missing. No evidence of title in  *** (CLEARED) Due diligence review based on non-origination         2           *** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for        *** (CLEARED) (Missing Doc) Incomplete loan images/file                                                                                  B           B           No       No        HELOC      FL    9/XX/2006    UTD           UTD         XXX        $XXX
                                                      file. - EV3                                                        guidelines (i.e. aggregator, seller).                                           compliance testing. - EV2                                                                                                                                                                                 COMMENT: 2025/XX/07: Missing note, SI/DOT, initial and final 1003s, 1008/approval/AUS, LEs/CDs, income docs, asset docs, and appraisal                                              Agreement
                                                      *** (OPEN) Missing Document: Missing Final 1003 - EV3              COMMENT: 2025/XX/07: GS Non-QM Guidelines provided for review.                  *** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2
                                                      *** (CLEARED) Due diligence review based on non-origination                                                                                        *** (OPEN) Missing Initial Loan Application Testing: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to
                                                      guidelines (i.e. aggregator, seller). - EV1                                                                                                        consummation.  A lookback was performed to determine this application date using the following dates: 09/XX/2006, 08/XX/2006, 07/XX/2006, 06/XX/2006, 05/XX/2006, 04/XX/2006, 03/XX/2006.  Lookback
                                                                                                                                                                                                         testing performed up to one of the following: TRID start date, TIL/MDIA 2011 start date, RESPA 2010 start date,  TIL/MDIA 2009 start date, LOS Application Date, Broker Application Date, or six months prior to consummation. - EV2
                                                                                                                                                                                                         *** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
                                                                                                                                                                                                         *** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
                                                                                                                                                                                                         *** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
                                                                                                                                                                                                         *** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1